     As Filed with the Securities and Exchange Commission on July 3, 2002

                                                     Registration No. 333- 57681


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                       Post-Effective Amendment No. 10 to
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


                        WRL SERIES LIFE CORPORATE ACCOUNT
                              (Exact name of trust)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of depositor)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
          (Complete address of depositor's principal executive offices)


        (Name and complete address
           of agent for service)                 Copy to:

Thomas E. Pierpan, Esq.                          Fredrick R. Bellamy, Esq.
Western Reserve Life Assurance Co. of Ohio       Sutherland Asbill & Brennan LLP
570 Carillon Parkway                             1275 Pennsylvania Avenue, N.W.
St. Petersburg, Florida  33716                   Washington, DC  20004-2415


         It is proposed that his filing will become effective:

         [X] Immediately upon filing pursuant to paragraph (b)
         [ ] On May 1, 2002 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.


         Securities Being Offered: Variable Adjustable Life Insurance Policies

                                     PART I

                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                                   ISSUED BY

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                      AND

                       WRL SERIES LIFE CORPORATE ACCOUNT

     Western Reserve Life Assurance Co. of Ohio ("Western Reserve", "we", "us" or "our"), a Transamerica Company and a member of the AEGON Insurance Group, is offering the variable adjustable life insurance policy (the "Policy") described in this prospectus. Certain Policy provisions may vary based on applicable state law. The Policy provides:
          (1) insurance protection on the life of the insured person named in the Policy, and
          (2) flexibility regarding premium payments and the amount of life insurance benefits payable under the Policy.
     A purchaser of a Policy ("Owner," "you," or "your") may allocate amounts under the Policy to one or more of the subaccounts of the WRL Series Life Corporate Account (the "Separate Account"). Each subaccount invests its assets in one of the following corresponding mutual fund portfolios (each, a "Portfolio"):

 DEUTSCHE ASSET MANAGEMENT VIT
             FUNDS                FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 -----------------------------    ------------------------------------------
  Scudder Small Cap Index Fund         Growth Opportunities Portfolio
 Scudder Equity 500 Index Fund            Contrafund(R) Portfolio
  Scudder EAFE(R) Equity Index
               Fund                           Growth Portfolio
                                             Balanced Portfolio
                                           High Income Portfolio
                                           Money Market Portfolio

 DEUTSCHE ASSET MANAGEMENT VIT
             FUNDS                               PIMCO VARIABLE INSURANCE TRUST
 -----------------------------                   ------------------------------
  Scudder Small Cap Index Fund             Short-Term Portfolio (Institutional Class)
 Scudder Equity 500 Index Fund            Total Return Portfolio (Institutional Class)
  Scudder EAFE(R) Equity Index
               Fund               StocksPLUS Growth and Income Portfolio (Institutional Class)

INVESCO VARIABLE INVESTMENT FUNDS, INC.    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------    ---------------------------------------
      INVESCO VIF -- Growth Fund              Emerging Markets Equity Portfolio
     INVESCO VIF -- Dynamics Fund              Emerging Markets Debt Portfolio
INVESCO VIF -- Financial Services Fund             Mid Cap Value Portfolio
  INVESCO VIF -- Health Sciences Fund
  INVESCO VIF -- Small Company Growth
                  Fund
    INVESCO VIF -- Technology Fund                    ROYCE CAPITAL FUND
INVESCO VIF -- Telecommunications Fund            Royce Micro-Cap Portfolio
                                                  Royce Small-Cap Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.         VANGUARD VARIABLE INSURANCE FUND
---------------------------------------         --------------------------------
      INVESCO VIF -- Growth Fund              Vanguard VIF Money Market Portfolio
     INVESCO VIF -- Dynamics Fund         Vanguard VIF Short-Term Corporate Portfolio
INVESCO VIF -- Financial Services Fund   Vanguard VIF Total Bond Market Index Portfolio
  INVESCO VIF -- Health Sciences Fund        Vanguard VIF High Yield Bond Portfolio
  INVESCO VIF -- Small Company Growth
                  Fund                          Vanguard VIF Balanced Portfolio
    INVESCO VIF -- Technology Fund            Vanguard VIF Equity Income Portfolio
INVESCO VIF -- Telecommunications Fund        Vanguard VIF Equity Index Portfolio
                                            Vanguard VIF Diversified Value Portfolio
                                              Vanguard VIF Mid-Cap Index Portfolio
                                                 Vanguard VIF Growth Portfolio
                                          Vanguard VIF Small Company Growth Portfolio
                                              Vanguard VIF International Portfolio
                                               Vanguard VIF REIT Index Portfolio

    T. ROWE PRICE EQUITY SERIES, INC.       T. ROWE PRICE INTERNATIONAL SERIES, INC.            JANUS ASPEN SERIES
    ---------------------------------       ----------------------------------------            ------------------
                                               T. Rowe Price International Stock
  T. Rowe Price Mid-Cap Growth Portfolio                   Portfolio                             Growth Portfolio
  T. Rowe Price Equity Income Portfolio                                                   Capital Appreciation Portfolio
T. Rowe Price New America Growth Portfolio                                                  Worldwide Growth Portfolio
 T. Rowe Price Blue Chip Growth Portfolio                                                  Aggressive Growth Portfolio
                                                                                            Flexible Income Portfolio
                                                                                          International Growth Portfolio

     The prospectuses describing the Portfolios accompany this prospectus and provide information on the investment objectives and risks of investing in the Portfolios. The Owner bears the entire investment risk for amounts allocated to a subaccount. The Policy has no guaranteed minimum value.
     The Policy provides a life insurance benefit payable after the insured person's death, and a Net Cash Value (total of amounts in the subaccounts and amounts securing Policy loans) that you may obtain by partially withdrawing amounts from the Policy or by completely surrendering the Policy. The amount of the life insurance benefit may, and the Cash Value will, vary daily with the investment results of the subaccounts and any additional premium payments. However, as long as the Policy remains in force, Western Reserve guarantees that the life insurance benefit will never be less than the Face Amount of the Policy through age 100. While you are not required to make additional premium payments under the Policy, ADDITIONAL PREMIUM PAYMENTS MAY BE NECESSARY TO PREVENT LAPSE IF THERE IS INSUFFICIENT CASH VALUE.
     The Policy provides a free-look period whereby you may cancel the Policy within 10 days after receiving it. Certain states may require a free-look period longer than 10 days. It may not be to your advantage to replace existing insurance with this Policy.
     CURRENT PROSPECTUSES FOR THE PORTFOLIOS MUST ACCOMPANY OR PRECEDE THIS PROSPECTUS. PLEASE READ THIS PROSPECTUS AND THE PROSPECTUSES FOR THE PORTFOLIOS CAREFULLY AND RETAIN BOTH FOR FUTURE REFERENCE. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN ALL STATES.
     INTERESTS IN THE POLICY AND SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION, AND THE POLICY IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE POLICY INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PREMIUMS INVESTED.
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                          Prospectus dated May 1, 2002
                              Amended July 3, 2002

                               TABLE OF CONTENTS

DEFINITIONS.................................................      4
SUMMARY.....................................................      6
INVESTMENT EXPERIENCE INFORMATION...........................     13
  Rates of Return...........................................     13
ILLUSTRATIONS OF CASH VALUE, NET CASH VALUE AND LIFE
  INSURANCE BENEFITS........................................     14
OTHER PERFORMANCE DATA......................................     20
WESTERN RESERVE AND THE SEPARATE ACCOUNT....................     20
  Western Reserve...........................................     20
  The Separate Account......................................     21
FACTS ABOUT THE POLICY......................................     28
  Availability of the Policy................................     28
  Applying for a Policy.....................................     29
  Free-Look Period..........................................     29
  Premiums..................................................     29
  Policy Lapse and Reinstatement............................     30
  Allocation of Net Premiums and Cash Value.................     31
  Policy Values.............................................     31
  Transfer Privileges.......................................     32
  Surrenders and Partial Withdrawals........................     34
  Loans.....................................................     35
  Life Insurance Benefits...................................     37
  Duration of the Policy....................................     40
  When Insurance Coverage Takes Effect......................     40
  Payment Options...........................................     41
CHARGES AND DEDUCTIONS......................................     41
  Percent of Premium Load...................................     41
  Monthly Deductions........................................     42
  Administrative Charges....................................     43
  Portfolio Expenses........................................     44
OTHER POLICY PROVISIONS AND BENEFITS........................     44
  Ownership.................................................     44
  Assignment................................................     44
  Western Reserve's Right to Contest the Policy.............     44
  Suicide Exclusion.........................................     45
  Misstatement of Age or Sex................................     45
  Modification of the Policy................................     45
  Payments by Western Reserve...............................     45
  Reports to Owners.........................................     46
  Claims of Creditors.......................................     46
  Dividends.................................................     46
  Supplemental Benefits and/or Riders.......................     46

  State Variations..........................................     47
FEDERAL TAX CONSIDERATIONS..................................     47
  Introduction..............................................     47
  Tax Status of the Policies................................     47
  Tax Treatment of Policy Benefits..........................     48
  Possible Tax Law Changes..................................     49
  Possible Charges for Western Reserves' Taxes..............     49
OTHER INFORMATION ABOUT THE POLICIES AND WESTERN RESERVE....     49
  Sale of the Policies......................................     49
  Voting Privileges.........................................     50
  Western Reserve's Directors and Executive Officers........     52
  Additional Information....................................     55
  Experts...................................................     55
  Legal Matters.............................................     55
  Legal Proceedings.........................................     55
  Financial Statements......................................     56

     This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and, if given or made, you must not rely on such other information or representations.

     This Policy is not available in the State of New York.

     It also may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another Policy you own to make premium payments under this Policy.

                                  DEFINITIONS

     Accumulation Unit -- A unit of measurement used to calculate values under the Policy.

     Administrative Office -- Western Reserve's administrative office located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, (610) 439-5253.

     Attained Age -- The Insured's age on the Effective Date, plus the number of complete Policy Years since the Effective Date.

     Beneficiary -- The person(s) to whom Western Reserve pays the Life Insurance Benefit proceeds upon the Insured's death.

     Cash Value -- During the free look period, the Cash Value is the amount in the General Account. After the free look period, the Cash Value is the sum of the value of the Policy's accumulation units in each Subaccount and the Loan Account.

     Code -- The Internal Revenue Code of 1986, as amended.

     Due Proof of Death -- Proof of death satisfactory to Western Reserve. Due Proof of Death may consist of the following: (1) a certified copy of the death record; (2) a certified copy of a court decree reciting a finding of death; or
(3) any other proof satisfactory to Western Reserve.

     Effective Date -- The date shown in the Policy when insurance coverage is effective and monthly deductions commence under the Policy. Western Reserve uses the Effective Date to determine Policy Months, Policy Years, and Policy Anniversaries.

     Face Amount -- A dollar amount the Owner selects that is shown in the Policy and used to determine the Life Insurance Benefit.

     Free-look Period -- The period shown on your Policy's cover page during which you may examine and return the Policy and receive a refund. The length of the free-look period varies by state.

     General Account -- Western Reserve's assets other than those allocated to the Separate Account or any other separate account Western Reserve establishes.

     Indebtedness -- The Loan Amount plus any accrued loan interest.

     Insured -- The person whose life is insured by the Policy.

     Issue Age -- The Insured's age on the Effective Date.

     Lapse -- Termination of the Policy at the expiration of the Late Period while the Insured is still living.

     Late Period -- A 62-day period during which an Owner may make premium payments to cover the overdue (and other specified) monthly deductions and thereby prevent the Policy from lapsing.

     Life Insurance Benefit -- The amount payable to the Beneficiary under a Life Insurance Benefit Option before adjustments if the Insured dies while the Policy is in force.

     Life Insurance Benefit Option -- One of three options that an Owner may select for the computation of the Life Insurance Benefit Proceeds.

     Life Insurance Benefit Proceeds -- The total amount payable to the Beneficiary if the Insured dies while the Policy is in force. The Life Insurance Benefit Proceeds include reductions for any outstanding Indebtedness and any due and unpaid charges.

     Loan Account -- A portion of the General Account to which Western Reserve transfers Cash Value to provide collateral for any loan taken under the Policy.

     Loan Account Value -- The Cash Value in the Loan Account.

     Loan Amount -- The Loan Amount on the last Policy Anniversary plus any new loans minus any loan repayments. On each Policy Anniversary, Western Reserve adds unpaid loan interest to the Loan Amount.

     Monthly Deduction Day -- The same date in each succeeding month as the Effective Date. Whenever the Monthly Deduction Day falls on a date other than a Valuation Day, the Monthly Deduction Day will be the next Valuation Day.

     Net Cash Value -- The amount payable on surrender of the Policy. It is equal to the Cash Value as of the date of surrender minus any outstanding Policy loan and any loan interest due, plus refund of premium load at surrender, if applicable.

     Net Premium -- The portion of any premium available for allocation to the Subaccounts equal to the premium paid less the applicable percent of premium load.

     1940 Act -- The Investment Company Act of 1940, as amended.

     NYSE -- New York Stock Exchange.

     Owner -- The owner of the Policy, as shown in Western Reserve's records. All of the rights and benefits of the Policy belong to the Owner, unless otherwise stated in the Policy.

     Planned Premium -- The premium the Owner selects as a level amount that he or she plans to pay on a quarterly, semi-annual or annual basis over the life of the Policy. Payment of all Planned Premiums, on time, does not mean that the Policy will not lapse, without value. Additional and substantial premiums, above the Planned Premiums, may be necessary to prevent lapse.

     Policy Anniversary -- The same date in each Policy Year as the Effective Date.

     Policy Month -- A one-month period beginning on the Monthly Deduction Day.

     Policy Year -- A twelve-month period beginning on the Effective Date or on a Policy Anniversary.

     Portfolio(s) -- A series of a mutual fund in which a corresponding Subaccount invests its assets.

     SEC -- U.S. Securities and Exchange Commission.

     Separate Account -- WRL Series Life Corporate Account, a separate investment account Western Reserve established to receive and invest Net Premiums allocated under the Policy.

     Settlement Option -- The manner in which an Owner or Beneficiary elects to receive the amount of any surrender or partial withdrawal or the Life Insurance Benefit Proceeds.

     Subaccount -- A subdivision of the Separate Account, whose assets are invested in a corresponding Portfolio.

     Subaccount Value -- The Cash Value in a Subaccount.

     Target Premium -- An amount of premium used to determine the percent of premium load. It is equal to the seven-pay limit defined in Section 7702A of the Code.

     Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular business except for days that a Subaccount's corresponding Portfolio does not value its shares. Currently, there are no days when the New York Stock Exchange is open for business and a Portfolio does not value its shares.

     Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time on each Valuation Day) on one Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                                    SUMMARY

     The following summary of prospectus information provides a brief overview of the more significant aspects of the Policy. You should read this summary in conjunction with the detailed information appearing elsewhere in this prospectus.

     Under Western Reserve's current rules, Western Reserve will offer the Policy to corporations and partnerships that meet the following conditions at issue:

        - a minimum of five (5) Policies are issued, each on the life of a different Insured; or

        - the aggregate annualized first-year planned periodic premium for all Policies is at least $100,000.

1.  WHAT IS THE POLICY'S OBJECTIVE?

     The Policy provides for:

        - the payment of a minimum Life Insurance Benefit to a Beneficiary upon the Insured's death;

        - the accumulation of Cash Value; and

        - surrender rights and Policy loan privileges.

     The Policy allows Owners to allocate Net Premiums to one or more Subaccounts of the Separate Account. Each Subaccount invests in a designated Portfolio. Western Reserve does not guarantee the amount and/or duration of the life insurance coverage and the Cash Value of the Policy, both of which may increase or decrease depending upon the investment experience of the Subaccounts. Accordingly, the Owner bears the investment risk of any depreciation in value of the underlying assets of the Separate Account but reaps the benefits of any appreciation in value. (See Allocation of Net Premiums and Cash Value -- Allocation of Net Premiums.) The Owner also bears the risk that the Policy can lapse, without value, regardless of the amount of premiums paid.

2.  WHAT LIFE INSURANCE BENEFIT OPTIONS ARE AVAILABLE UNDER THE POLICY?

     The Policy provides the payment of benefits upon the death of the Insured. The Policy contains three Life Insurance Benefit (also known as death benefit) options.

        - Under Life Insurance Benefit Option 1, the Life Insurance Benefit is the greater of the Face Amount of the Policy, or a specified percentage multiplied by the Cash Value of the Policy on the date of death of the Insured.

        - Under Life Insurance Benefit Option 2, the Life Insurance Benefit is the greater of the Face Amount of the Policy plus the Cash Value of the Policy on the date of death of the Insured, or a specified percentage multiplied by the Cash Value of the Policy on the date of death of the Insured.

        - Under Life Insurance Benefit Option 3, the Life Insurance Benefit is the greater of the Face Amount of the Policy plus the cumulative premiums paid less cumulative partial withdrawals, or a specified percentage multiplied by the Cash Value of the Policy on the date of death of the Insured.

     Western Reserve may pay benefits under the Policy in a lump sum or under one of the settlement options set forth in the Policy. (See Payment Options.)

     Certain optional insurance benefits are available under the Policy. Western Reserve will deduct the cost of these optional insurance benefits from Cash Value as part of the monthly deduction. (See Charges and Deductions -- Monthly Deductions.)

3.  HOW MAY THE AMOUNT OF THE LIFE INSURANCE BENEFIT AND CASH VALUE VARY?

     Under any Life Insurance Benefit Option, as long as the Policy remains in force, the Life Insurance Benefit will not be less than the current Face Amount of the Policy. The Life Insurance Benefit may, however, exceed the Face Amount under certain circumstances. The amount by which the Life Insurance Benefit exceeds the Face Amount depends upon the option chosen and the Cash Value of the Policy. The amount of Life Insurance Benefit Proceeds will reflect reductions for any outstanding Indebtedness and any due and unpaid charges, and additions for any additional insurance benefits added by rider. (See Facts About the Policy -- Life Insurance Benefits.)

     The Policy's Cash Value will reflect the amount and frequency of premium payments, the investment experience of the chosen Subaccounts, any partial withdrawals, and any charges imposed in connection with the Policy. The Owner bears the entire investment risk for amounts allocated to the Separate Account. Western Reserve does not guarantee a minimum Cash Value. (See Facts About the Policy -- Policy Values.)

4.  MAY AN OWNER ADJUST THE AMOUNT OF THE LIFE INSURANCE BENEFIT?

     The Owner has significant flexibility to adjust the Life Insurance Benefit payable by changing the Life Insurance Benefit Option type, and by increasing or decreasing the Face Amount of the Policy or adding riders to increase the total Life Insurance Benefit payable. You may not change the Life Insurance Benefit Option type during the first Policy Year. (See Life Insurance
Benefits -- Changing the Life Insurance Benefit Option.) Owners also may not change the Face Amount during the first Policy Year. Any increase in the Face Amount will require additional evidence of insurability satisfactory to Western Reserve, and will result in additional charges. (See Facts About the Policy -- Life Insurance Benefits; and Monthly Deductions -- Cost of Insurance.) Changing the Life Insurance Benefit Option type or the Face Amount of the Policy may have tax consequences.

5.  WHAT FLEXIBILITY DOES AN OWNER HAVE REGARDING PREMIUMS?

     An Owner has considerable flexibility concerning the amount and frequency of premiums. Western Reserve will require the Owner to pay an initial premium before insurance coverage is in force. Thereafter, an Owner may, subject to certain restrictions, make premium payments in any amount and at any frequency. (See Facts About the Policy -- Premiums.)

     Each Owner will determine a schedule for premium payments ("Planned Periodic Premium"). The schedule will provide a premium payment of a level amount at a fixed interval over a specified period of time. Your Policy will prescribe the amount and frequency of Planned Periodic Premiums and you may change them upon written request. (See Facts About the Policy -- Premiums.)

     Failing to pay Planned Periodic Premiums will not itself cause the Policy to lapse, and paying Planned Periodic Premiums will not guarantee that the Policy remains in force. Additional premiums may be necessary to prevent lapse if the Net Cash Value is insufficient to pay certain monthly charges, and a Late Period expires without the Owner making a sufficient payment. (See Facts About the Policy -- Policy Lapse and Reinstatement -- Lapse.)

6.  WHEN WILL THE POLICY LAPSE?

     The Policy will Lapse when Net Cash Value is insufficient to pay the monthly deduction, and a Late Period expires without the Owner making a sufficient payment. (See Charges and Deductions -- Monthly Deductions; and Policy Lapse and Reinstatement.) Such a Lapse could happen if the investment experience has been sufficiently unfavorable and results in a decrease in the Net Cash Value, or the Net Cash Value has decreased because the Owner did not pay enough premiums to offset the monthly charges.

7.  HOW ARE NET PREMIUMS ALLOCATED?

     The portion of the premium available for allocation ("Net Premium") equals the premium paid less the applicable percent of premium load. (See Charges and Deductions -- Percent of Premium Load.) The Owner initially determines the allocation of the Net Premium among the Subaccounts of the Separate Account, each of which invests in shares of a designated Portfolio. Each Portfolio has a different investment objective. (See Investments of the Separate Account.)

     Until the end of the free-look period, Western Reserve will allocate all premiums to the General Account, notwithstanding the allocation instructions in the application. (See Facts About the Policy -- Free-Look Period.) You may change the allocation of future Net Premiums without charge at any time by providing Western Reserve with written notification from the Owner to our Administrative Office, or by calling the Administrative Office at (319) 369-2248.

     An Owner may transfer Cash Value among the Subaccounts, subject to certain restrictions. The transfer will be effective on the first Valuation Date on or following the day the Administrative Office receives appropriate notice of such transfer, based on the price next determined following receipt of the notice. (See Facts About the Policy -- Transfer Privileges.)

8.  IS THERE A "FREE-LOOK" PERIOD?

     The Policy provides a free-look period whereby the Owner may cancel the Policy within 10 days after receiving it. Certain states require a free-look period longer than 10 days, either for all Owners or for certain classes of Owners. In most states, Western Reserve will refund the greater of the Policy's Cash Value as of the date the Policy is returned or the amount of premiums paid, less any partial withdrawals. (See Facts About the Policy -- Free-Look Period.) Under ordinary circumstances, the refunded amount will be the premiums paid less partial withdrawals.

9.  MAY THE POLICY BE SURRENDERED?

     The Owner may totally surrender the Policy at any time and receive the Net Cash Value of the Policy. (See Surrenders.)

     Subject to certain limitations, the Owner may also make partial withdrawals from the Policy at any time after the first Policy Year. (See Facts About the Policy -- Surrenders and Partial Withdrawals.) If Life Insurance Benefit Option 1 is in effect, partial withdrawals will reduce the Policy's Face Amount by the amount of the partial withdrawal. If Life Insurance Benefit Option 3 is in effect and total partial withdrawals are greater than the sum of the premiums, the Face Amount is reduced by the amount of the partial withdrawals minus the sum of the premiums; otherwise the Face Amount is not reduced.

     Surrendering the Policy and taking partial withdrawals may have tax consequences. (See Federal Tax Considerations -- Tax Treatment of Policy Benefits.)

10.  WHAT IS THE LOAN PRIVILEGE?

     After the first Policy Anniversary, an Owner may obtain a Policy loan in any amount (minimum $500) which is not greater than 90% of the Cash Value less any already outstanding loan. Western Reserve retains the right to permit a Policy loan prior to the first Policy Anniversary for certain Policies. A loan taken from, or secured by, a Policy may be treated as a taxable distribution, and also may be subject to a penalty tax. (See Federal Tax Considerations.)

     The guaranteed annual interest rate on a Policy loan is 6.0% and is due on each Policy Anniversary for the prior Policy Year and on the date the loan is repaid. For Policies issued on or after January 28, 2002 the current annual interest rate on a Policy loan is 4.70% in Policy Years 1-17, and 4.20% in Policy Years 18+. Different current loan interest rates apply for Policies issued prior to January 28, 2002. (See Facts About the
Policy -- Loans -- Interest Rate Charged.) Western Reserve will transfer the requested amount of a loan, plus interest for one year in advance, from the Subaccounts to the Loan Account and credit this amount at the end of each Policy Year with interest at a rate of 4% per year. Upon repayment of a loan, Western Reserve will transfer amounts in the Loan Account in excess of the outstanding value of the loan to the Subaccounts in the same manner as Net Premium allocations.

     There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account any outstanding loans, are not achieved, as well as adverse tax consequences which occur if a Policy lapses with loans outstanding. (See Federal Tax Considerations -- Tax Treatment of Policy Benefits.)

11.  WHAT CHARGES AND DEDUCTIONS ARE ASSESSED UNDER THE POLICY?

     Western Reserve assesses certain charges and deductions under the Policy to compensate for services and benefits provided, costs and expenses incurred, and risks assumed by Western Reserve in connection with the Policies. Some charges are assessed as percentages of Cash Value or premium payments, and others are assessed as a flat dollar amount. For information concerning compensation paid for the sale of Policies, see "Sale of the Policies." The charges and deductions under the Policy include the following:

     PERCENT OF PREMIUM LOAD. Western Reserve deducts a percent of premium received up to the Target Premium and a percent of premium received in excess of the Target Premium. Under most circumstances, the Target Premium is the maximum premium an Owner can pay in a Policy Year without the Policy becoming a Modified Endowment Contract. Premiums paid in excess of the Target Premium may have adverse tax consequences (See Federal Tax Considerations -- Tax Treatment of Policy Benefits). For Policies issued on or after January 28, 2002, the current percent of premium load is as follows: 11.50% of premium received up to Target Premium and 1.00% of premium received in excess of Target Premium in Policy Year 1; 6.0% of premium received up to Target Premium and 0.50% of premium received in excess of Target Premium in Policy Years 2-7; 2.10% of premium received up to Target Premium and 0.50% of premium received in excess of Target Premium in Policy Years 8-10; and 0.50% of all premium received in Policy Years 11+. Different charges apply to Policies issued prior to January 28, 2002. The maximum percent of premium load deduction is 11.5% of each premium received up to the Target Premium in all years and 4.5% of premium received in excess of Target Premium in Policy Year 1, 7.5% of premium received in excess of Target Premium in Policy Years 2+. (See Charges and Deductions -- Percent of Premium
Load).

     DEFERRED SALES CHARGE. On each Policy Anniversary during Policy Years 2-7, Western Reserve deducts a percent of the premium received in Policy Year 1 or the decrease in premium in excess of Target Premium received in Policy Year 1. For Policies issued on or after May 1, 2001, the current deferred sales charge is as follows: 1.50% of the premium received up to Target Premium in Policy Year 1 and 0.40% of premium received in excess of Target Premium in Policy Year 1. Different charges apply to Policies issued prior to May 1, 2001. The maximum deferred sales charge in Policy Years 2-7 is 1.50% of all premium received in Policy Year 1.

     MONTHLY DEDUCTION. Each month, Western Reserve makes a Monthly Deduction from the Cash Value to cover the cost of administering the Policies (Monthly Policy Charge), the cost of providing insurance protection under the Policy (i.e., the cost of insurance charge) including any insurance benefits provided by rider, and the mortality and expense risk charge.

     MONTHLY POLICY CHARGE. Western Reserve deducts a monthly charge equal to $16.50 in the first Policy Year, and $4.00 (current, $10 maximum) in subsequent Policy Years to compensate Western Reserve for the cost of administering the Policies.

     MORTALITY AND EXPENSE RISK CHARGE. On each Monthly Deduction Day, Western Reserve deducts a mortality and expense risk charge. For Policies issued on or after January 28, 2002 the current mortality and expense risk charge is an amount equal to an annual rate of 0.70% of the Cash Value in the Subaccounts in Policy Years 1-17, and an amount equal to an annual rate of 0.20% of the Cash Value in the Subaccounts in Policy Years 18+. Different charges apply to Policies issued prior to January 28, 2002. The maximum annual rate of this charge in any Policy Year is an amount equal to 0.90% of the Cash Value in the Subaccounts.

     TRANSFER CHARGE. Western Reserve reserves the right to apply a $25 transfer charge for each transfer after the first 12 transfers in any Policy Year.

     PARTIAL WITHDRAWAL CHARGE. Western Reserve deducts a charge equal to the lesser of $25 or 2% of the amount requested to cover administrative expenses associated with each partial withdrawal.

     PORTFOLIO EXPENSES. The Portfolios incur investment advisory fees and other expenses that are reflected as an annual rate of the average daily net assets of each Portfolio. Except for the Fidelity VIP and INVESCO VIF Portfolios, the fees shown are after waiver, reimbursement or absorption. See footnotes for details. The levels of the fees and expenses for the year ended December 31, 2001 vary among the Portfolios and are described below and in the prospectuses for the
Portfolios:

                                                                                  LESS         TOTAL
                                                                GROSS TOTAL    FEE WAIVERS      NET
                                                      OTHER       ANNUAL      REIMBURSEMENT    ANNUAL
PORTFOLIO                           MANAGEMENT FEE   EXPENSES    EXPENSES     OR ABSORPTION   EXPENSES
---------                           --------------   --------   -----------   -------------   --------
Scudder VIT Small Cap Index(1)....       0.35%         0.28%       0.63%          0.18%         0.45%
Scudder VIT Equity 500 Index(1)...       0.20%         0.11%       0.31%          0.01%         0.30%
Scudder VIT EAFE(R) Equity
  Index(1)........................       0.45%         0.35%       0.80%          0.15%         0.65%
Fidelity VIP Growth
  Opportunities(2)................       0.58%         0.11%       0.69%          0.00%         0.69%
Fidelity VIP Contrafund(R)(2).....       0.58%         0.10%       0.68%          0.00%         0.68%
Fidelity VIP Growth(2)............       0.58%         0.10%       0.68%          0.00%         0.68%
Fidelity VIP Balanced(2)..........       0.43%         0.14%       0.57%          0.00%         0.57%
Fidelity VIP High Income(2).......       0.58%         0.13%       0.71%          0.00%         0.71%
Fidelity VIP Money Market.........       0.18%         0.10%       0.28%          0.00%         0.28%
PIMCO Short-Term (Institutional
  Class)(3)(4)(5).................       0.25%         0.23%       0.48%          0.01%         0.47%
PIMCO Total Return (Institutional
  Class)(3)(4)(5).................       0.25%         0.25%       0.50%          0.00%         0.50%
PIMCO StocksPLUS Growth and Income
  (Institutional Class)(3)(4).....       0.40%         0.13%       0.53%          0.01%         0.52%
T. Rowe Price Mid-Cap Growth(6)...       0.85%         0.00%       0.85%          0.00%         0.85%
T. Rowe Price Equity Income(6)....       0.85%         0.00%       0.85%          0.00%         0.85%
T. Rowe Price New America
  Growth(6).......................       0.85%         0.00%       0.85%          0.00%         0.85%
T. Rowe Price International
  Stock(6)........................       1.05%         0.00%       1.05%          0.00%         1.05%
T. Rowe Price Blue Chip
  Growth(6).......................       0.85%         0.00%       0.85%          0.00%         0.85%
Janus Aspen Series Growth(7)......       0.65%         0.01%       0.66%          0.00%         0.66%
Janus Aspen Series Capital
  Appreciation(7).................       0.65%         0.01%       0.66%          0.00%         0.66%
Janus Aspen Series Worldwide
  Growth(7).......................       0.65%         0.04%       0.69%          0.00%         0.69%
Janus Aspen Series Aggressive
  Growth(7).......................       0.65%         0.02%       0.67%          0.00%         0.67%
Janus Aspen Series Flexible
  Income(7).......................       0.64%         0.03%       0.67%          0.00%         0.67%
Janus Aspen Series International
  Growth(7).......................       0.65%         0.06%       0.71%          0.00%         0.71%
INVESCO VIF Growth(8)(9)..........       0.85%         1.47%       2.32%          0.80%         1.52%
INVESCO VIF -- Dynamics(8)(9).....       0.75%         0.33%       1.08%          0.00%         1.08%
INVESCO VIF -- Financial
  Services(8)(9)..................       0.75%         0.32%       1.07%          0.00%         1.07%
INVESCO VIF -- Health
  Sciences(8)(9)..................       0.75%         0.31%       1.06%          0.00%         1.06%
INVESCO VIF -- Small Company
  Growth(8)(9)....................       0.75%         0.54%       1.29%          0.04%         1.25%
INVESCO VIF -- Technology(8)(9)...       0.75%         0.32%       1.07%          0.00%         1.07%
INVESCO VIF --
  Telecommunications(8)(9)........       0.75%         0.34%       1.09%          0.00%         1.09%
Universal Institutional Funds
  Emerging Markets Debt(10).......       0.80%         0.37%       1.17%          0.00%         1.17%

                                                                                  LESS         TOTAL
                                                                GROSS TOTAL    FEE WAIVERS      NET
                                                      OTHER       ANNUAL      REIMBURSEMENT    ANNUAL
PORTFOLIO                           MANAGEMENT FEE   EXPENSES    EXPENSES     OR ABSORPTION   EXPENSES
---------                           --------------   --------   -----------   -------------   --------
Universal Institutional Funds
  Emerging Markets Equity(10).....       1.25%         0.87%       2.12%          0.27%         1.85%
Universal Institutional Funds Mid
  Cap Value(10)...................       0.75%         0.35%       1.10%          0.05%         1.05%
Vanguard VIF Money Market.........       0.15%         0.03%       0.18%          0.00%         0.18%
Vanguard VIF Short-Term
  Corporate.......................       0.16%         0.05%       0.21%          0.00%         0.21%
Vanguard VIF Total Bond Market
  Index...........................       0.19%         0.03%       0.22%          0.00%         0.22%
Vanguard VIF High Yield Bond......       0.24%         0.04%       0.28%          0.00%         0.28%
Vanguard VIF Balanced.............       0.28%         0.02%       0.30%          0.00%         0.30%
Vanguard VIF Equity Index.........       0.16%         0.02%       0.18%          0.00%         0.18%
Vanguard VIF Equity Income........       0.29%         0.03%       0.32%          0.00%         0.32%
Vanguard VIF Diversified Value....       0.43%         0.05%       0.48%          0.00%         0.48%
Vanguard VIF Mid-Cap Index........       0.24%         0.06%       0.30%          0.00%         0.30%
Vanguard VIF Growth...............       0.36%         0.03%       0.39%          0.00%         0.39%
Vanguard VIF Small Company
  Growth..........................       0.47%         0.04%       0.51%          0.00%         0.51%
Vanguard VIF International........       0.34%         0.09%       0.43%          0.00%         0.43%
Vanguard VIF REIT Index...........       0.29%         0.10%       0.39%          0.00%         0.39%
Royce Micro-Cap(11)...............       1.25%         0.17%       1.42%          0.07%         1.35%
Royce Small-Cap(11)...............       1.00%         1.20%       2.20%          0.85%         1.35%

     The portfolio expense figures were provided to Western Reserve by the portfolios or by their respective managers, and we have not independently verified their accuracy. We are not responsible for these numbers.
---------------
 (1) Deutsche Asset Management (Americas) Inc. is the investment manager for Scudder Investments. Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Bank Securities, Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Services Limited, and Deutsche Investment Management (Americas), Inc. Deutsche Asset Management Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time. Without these expense waivers and reimbursements, the management fees and other expenses for the Scudder VIT Equity Index Fund, Scudder VIT Small Cap Index Fund and Scudder EAFE Equity Index Fund would have been the amounts shown in the "Gross Total Annual Expenses" column.

 (2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

 (3) "Other Expenses" reflects the following: for Short-Term (Inst. Class), a 0.20% administrative fee, 0.01% representing the Portfolio's pro rata Trustees' fees, and 0.02% interest expense; for StocksPLUS Growth and Income (Inst. Class), a 0.10% administrative fee, 0.01% representing the Portfolio's pro rata Trustees' fees and 0.02% interest expense; for Total Return (Inst. Class) a 0.25% administrative fee.

 (4) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, the Total Net Annual Expenses listed in the table above. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (5) For Short-Term (Inst. Class), ratio of net expenses to average net assets excluding interest expense is 0.45%; for StocksPLUS Growth and Income (Inst. Class) ratio of net expenses to average net assets excluding interest expense is 0.50%.

 (6) The portfolio pays T. Rowe Price an annual all-inclusive fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily

 (7) Expenses are based upon expenses for the year ended December 31, 2001. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. The Portfolio offered did not have waivers. All expenses are shown without the effect of any expense offset arrangements.

 (8) The Fund's actual Other Expenses and total Annual Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

 (9) Certain expenses of the Funds were voluntarily absorbed by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. After absorption, but excluding any offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses are the amounts reflected in the "Total Net Annual Expense" column in the table above.

(10) The management fee has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent the total operating expenses exceed the following percentages: Emerging Markets Debt 1.30%; Emerging Markets Equity 1.75%; and Mid Cap Value 1.05%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the Management Fee, Other Expenses and Total Annual Expenses would have been as shown in the Management Fee, Other Expenses and Gross Total Annual Expense columns in the table above. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" are 0.10% of such investment related expenses.

(11) Royce has contractually agreed to waive its fee to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.35% through December 31, 2002 and 2.29% through December 31, 2010.

12.  ARE TRANSFERS PERMITTED AMONG THE SUBACCOUNTS?

     An Owner may transfer Cash Value among the Subaccounts of the Separate Account. Each Policy Year, you may make 12 Cash Value transfers without incurring any charge. Each additional transfer in a Policy Year may be subject to a transfer charge of $25. Western Reserve may at any time revoke or modify the transfer privilege. (See Facts About the Policy -- Transfer Privileges.)

13.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF PURCHASING A POLICY?

     Western Reserve intends for the Policy to satisfy the definition of a life insurance contract under Section 7702 of the Code. However, there is less guidance with respect to Policies issued on a substandard basis and it is not clear that these Policies will satisfy the applicable definition in all circumstances, particularly if the full amount of premiums is paid. Under certain circumstances, a Policy may be treated as a "modified endowment contract" depending upon the amount of premiums paid in relation to the Life Insurance Benefit. (See Tax Treatment of Policy Benefits -- Modified Endowment Contracts.) If the Policy is a modified endowment contract, then all pre-death distributions, including Policy loans and loans secured by a Policy, will be treated first as a distribution of taxable income to the extent of any gain and then as a return of basis or investment in the contract. In addition, any distributions of gains generally will be subject to a 10% penalty tax.

     If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the Policy and then as disbursing taxable income. Moreover, Policy loans and loans secured by a Policy will generally not be treated as distributions but there is uncertainty as to the tax treatment of loans from the Policy after the first Policy Year. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax. For further elaboration on the tax consequences of a Policy, see Federal Tax Considerations.

     In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new life insurance contract or a change in an existing life insurance contract should consult a tax adviser. You should consult a tax adviser with respect to legislative developments and their effect on the Policy. (See Federal Tax Considerations.)

                       INVESTMENT EXPERIENCE INFORMATION

     The information provided in this section shows the historical investment experience of the Portfolios and hypothetical illustrations of the Policy based on the historical investment experience of the Portfolios. It does not represent or project future investment performance.

     The Policies became available for sale and the Separate Account began operations in December of 1998. The Portfolios' dates of inception are indicated in the table below. The rates of return shown below depict the actual investment experience of each Portfolio for the periods shown. The actual rate of return in each calendar year was assumed to be uniformly earned throughout that year. The actual performance of the Portfolios has and will vary throughout the year.

Rates of Return

     The average rates of return shown below are based on the Portfolios' actual investment performance, after the deduction of investment advisory fees and other expenses of the Portfolios. The rates are average annual compounded rates of return for the periods ended on December 31, 2001.

     These rates of return do not reflect the percent of premium load, deferred sales loads, or monthly deductions from Cash Value. Accordingly, these rates of return do not illustrate how actual investment performance will affect benefits under the Policies. Moreover, these rates of return are not an estimate, projection or guarantee of future performance.

  AVERAGE ANNUAL COMPOUNDED RATES OF RETURN FOR THE PERIODS ENDED DECEMBER 31,
                                      2001

                                                                             10 YEARS OR
                                                                                SINCE
           PORTFOLIO (DATE OF INCEPTION)              1 YEAR     5 YEARS     INCEPTION*
           -----------------------------              -------    -------   ---------------
Scudder VIT Small Cap Index (8/25/97)...............     2.07%    N/A            4.51%*
Scudder VIT Equity 500 Index (10/1/97)..............   (12.18)%   N/A            5.56%*
Scudder VIT EAFE(R) Equity Index (8/28/97)..........   (24.69)%   N/A           (2.15)%*
Fidelity VIP Growth Opportunities (1/3/95)..........   (14.42)%    3.69%         9.43%*
Fidelity VIP Contrafund(R) (1/3/95).................   (12.28)%   10.44%        15.75%*
Fidelity VIP Growth (10/9/86).......................   (17.67)%   11.66%        13.40%
Fidelity VIP Balanced (1/3/95)......................    (1.58)%    7.20%         8.53%*
Fidelity VIP High Income (9/19/85)..................   (11.73)%   (3.58)%        5.28%
Fidelity VIP Money Market (4/1/82)..................     4.18%     5.32%         4.92%
PIMCO Short-Term (Institutional Class)(4/28/00).....     6.59%    N/A            6.73%*
PIMCO Total Return (Institutional Class)
  (4/10/00).........................................     8.53%    N/A            9.54%*
PIMCO StocksPLUS Growth and Income (Institutional
  Class)(4/28/00)...................................   (11.28)%   N/A          (11.36)%*
T. Rowe Price Mid-Cap Growth (12/31/96).............    (0.92)%   N/A           13.81%*
T. Rowe Price Equity Income (3/31/94)...............     1.46%    10.83%        14.65%*
T. Rowe Price New America Growth (3/31/94)..........   (11.84)%    4.98%        11.57%*
T. Rowe Price International Stock (3/31/94).........   (22.21)%    0.35%         3.66%*
T. Rowe Price Blue Chip Growth (12/29/00)...........   (13.80)%   N/A          (13.73)%*

                                                                             10 YEARS OR
                                                                                SINCE
           PORTFOLIO (DATE OF INCEPTION)              1 YEAR     5 YEARS     INCEPTION*
           -----------------------------              -------    -------   ---------------
Janus Aspen Series Growth (9/13/93).................   (24.73)%    9.05%        11.83%*
Janus Aspen Series Capital Appreciation (5/1/97)....   (21.67)%   N/A           17.73%*
Janus Aspen Series Worldwide Growth (9/13/93).......   (22.44)%   11.12%        15.75%*
Janus Aspen Series Aggressive Growth (9/13/93)......   (39.45)%    7.08%        12.51%*
Janus Aspen Series Flexible Income (9/13/93)........     7.74%     7.24%         8.14%*
Janus Aspen Series International Growth (5/2/94)....   (23.23)%   10.32%        13.47%*
INVESCO VIF Growth (8/25/97)........................   (44.27)%   N/A           (4.43)%*
INVESCO VIF Dynamics (8/25/97)......................   (31.14)%   N/A            5.75%*
INVESCO VIF Financial Services (9/21/99)............    (9.88)%   N/A           10.22%*
INVESCO VIF Health Sciences (5/22/97)...............   (12.59)%   N/A           14.76%*
INVESCO VIF Small Company Growth(8/25/97)...........   (18.54)%   N/A            10.2%*
INVESCO VIF Technology (5/21/97)....................   (45.82)%   N/A            9.96%*
INVESCO VIF Telecommunications (9/21/99)............   (54.00)%   N/A          (22.54)%*
Universal Institutional Funds Emerging Markets Debt
  (6/16/97).........................................    10.10%    N/A            3.03%*
Universal Institutional Funds Emerging Markets
  Equity (10/1/96)..................................    (6.49)%   (3.29)%       (3.51)%*
Universal Institutional Funds Mid Cap Value
  (1/2/97)..........................................    (3.15)%   N/A           16.07%*
Vanguard VIF Money Market (5/2/91)..................     4.35%     5.41%         4.92%
Vanguard VIF Short-Term Corporate (2/8/99)..........     7.85%    N/A            6.25%*
Vanguard VIF Total Bond Market Index (4/29/91)......     8.30%     7.21%         6.96%
Vanguard VIF High-Yield Bond (6/3/96)...............     3.25%     3.95%         5.14%*
Vanguard VIF Balanced (5/23/91).....................     4.43%    10.65%        11.90%
Vanguard VIF Equity Index (4/29/91).................   (12.00)%   10.67%        12.82%
Vanguard VIF Equity Income (6/7/93).................    (3.51)%   10.61%        12.94%*
Vanguard VIF Diversified Value (2/8/99).............     0.76%    N/A            3.47%*
Vanguard VIF Mid-Cap Index (2/9/99).................    (0.53)%   N/A           14.16%
Vanguard VIF Growth (6/7/93)........................   (31.83)%    3.54%        10.26%*
Vanguard VIF Small Company Growth (6/3/96)..........     5.59%    19.26%        16.58%*
Vanguard VIF International (6/3/94).................   (18.62)%    3.18%          6.2%*
Vanguard VIF REIT Index (2/9/99)....................    12.14%    N/A           11.89%*
Royce Micro-Cap (12/27/96)..........................    29.71%    19.98%        19.96%*
Royce Small-Cap (12/27/96)..........................    20.97%    17.36%        17.54%*

     Additional information regarding the Portfolios' investment performance appears in the prospectuses for the Portfolios.

    ILLUSTRATIONS OF CASH VALUE, NET CASH VALUE AND LIFE INSURANCE BENEFITS

     The following illustrations have been prepared to show how certain values under a hypothetical Policy would change with varying levels of assumed investment performance over an extended period of time. In particular, the illustrations show how the Cash Value, Net Cash Value and Life Insurance Benefit under a Policy with Life Insurance Benefit Option 3 covering an Insured of the male sex, non-tobacco and Age 35 on the Effective Date, would vary over time if premiums were paid annually and the return on the assets in the Portfolios were a uniform gross annual rate (before any expenses) of 0%, 6% or 12%. THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE FOR PURPOSES OF ILLUSTRATION ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner, prevailing rates and rates of inflation. Also, values would be different from those shown if the gross annual investment returns averaged 0%, 6%, and 12% over a period of years but fluctuated above and below those averages for individual Policy Years. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated premium.

     The illustrations assume that the assets in the Portfolios are subject to an annual expense ratio of 0.71% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each of the Portfolios for the last fiscal year and take into account current expense reimbursement arrangements.

(Such reimbursement arrangements were in effect during the last fiscal year.) The fees and expenses of each Portfolio vary, and in 2001, the total fees and expenses ranged from an annual rate of 0.18% to an annual rate of 1.85% of average daily net assets. The Policy values and cash surrender values reflected in the illustrations would be lower if the expense reimbursement arrangements ended. For information on Portfolio expenses, see the prospectuses for the Portfolios.

     The illustrations also reflect the deduction of the percent of premium load, the monthly Policy charge, the deferred sales load, and the monthly deduction from Cash Value for the hypothetical Insured. Western Reserve's current cost of insurance charge, mortality and expense risk charges, and monthly Policy charge and the higher guaranteed maximum cost of insurance, mortality and expense risk and monthly Policy charges Western Reserve has the contractual right to charge are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no other charges for Federal or state income taxes are currently made against the Separate Account and assume no Loan Account Value or charges for supplemental benefits.

     After deduction of Portfolio expenses, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates for the Separate Account of -0.71%, 5.29% and 11.29%, respectively. If any Portfolio's expense waiver or reimbursement arrangement were discontinued, the average Portfolio fees and expenses would be higher and the resulting net annual rates of return would be lower. Net annual rates of return for the Separate Account are not equal to net annual rates of return for the Policy because the Separate Account rates do not reflect all charges to the Policy.

     The illustrations are based on Western Reserve's sex distinct rates for non-tobacco users. Upon request, Western Reserve will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following illustrations.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35

         Specified Amount:           $250,000                               Guaranteed Issue Class
         Annual Premium:             $10,320                                Life Insurance Benefit Option III

  USING CURRENT COST OF INSURANCE RATES, M&E RISK CHARGES, AND MONTHLY POLICY
                                    CHARGES
--------------------------------------------------------------------------------

                                                    LIFE INSURANCE BENEFIT
                                           ----------------------------------------
                                             ASSUMING HYPOTHETICAL GROSS AND NET
                                                 ANNUAL INVESTMENT RETURN OF
          END OF              PREMIUMS     ----------------------------------------
          POLICY             ACCUMULATED   0% (GROSS)    6% (GROSS)    12% (GROSS)
           YEAR                 AT 5%      -.71% (NET)   5.29% (NET)   11.29% (NET)
          ------             -----------   -----------   -----------   ------------
1..........................      10,836      260,320        260,320        260,320
2..........................      22,214      270,640        270,640        270,640
3..........................      34,160      280,960        280,960        280,960
4..........................      46,705      291,280        291,280        291,280
5..........................      59,876      301,600        301,600        301,600
6..........................      73,706      311,920        311,920        311,920
7..........................      88,227      322,240        322,240        322,240
8..........................     103,474      332,560        332,560        371,120
9..........................     119,484      342,880        342,880        429,293
10.........................     136,294      353,200        353,200        491,312
15.........................     233,825      404,800        514,934        854,066
20.........................     358,303      456,400        681,303      1,363,799
30.........................     719,931      559,600      1,028,180      3,129,185
40.........................   1,308,986      662,800      1,437,400      6,927,811
50.........................   2,268,495      766,000      1,977,578     15,537,074
60.........................   3,831,433        lapse      2,744,499     35,849,590

                                      CASH VALUE                                NET CASH VALUE
                       ----------------------------------------    ----------------------------------------
                         ASSUMING HYPOTHETICAL GROSS AND NET         ASSUMING HYPOTHETICAL GROSS AND NET
                             ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
       END OF          ----------------------------------------    ----------------------------------------
       POLICY          0% (GROSS)    6% (GROSS)    12% (GROSS)     0% (GROSS)    6% (GROSS)    12% (GROSS)
        YEAR           -.71% (NET)   5.29% (NET)   11.29% (NET)    -.71% (NET)   5.29% (NET)   11.29% (NET)
       ------          -----------   -----------   ------------    -----------   -----------   ------------
1....................      8,653          9,186          9,719         9,691         10,288         10,886
2....................     17,725         19,360         21,060        19,143         20,909         22,745
3....................     26,623         29,952         33,546        28,220         31,749         35,559
4....................     35,368         40,998         47,320        36,960         42,843         49,449
5....................     43,969         52,529         62,526        45,288         54,105         64,402
6....................     52,431         64,571         79,322        53,217         65,539         80,511
7....................     60,749         77,141         97,871        60,749         77,141         97,871
8....................     69,473         90,846        118,949        69,473         90,846        118,949
9....................     78,030        105,141        142,150        78,030        105,141        142,150
10...................     86,421        120,053        167,683        86,421        120,053        167,683
15...................    126,611        205,153        340,265       126,611        205,153        340,265
20...................    164,251        312,524        625,596       164,251        312,524        625,596
30...................    224,611        612,012      1,862,610       224,611        612,012      1,862,610
40...................    234,674      1,049,197      5,056,796       234,674      1,049,197      5,056,796
50...................     65,906      1,661,831     13,056,364        65,906      1,661,831     13,056,364
60...................      lapse      2,517,889     32,889,532         lapse      2,517,889     32,889,532

---------------
The hypothetical rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the actual investment experience of the Portfolios. The Cash Value, Net Cash Value and Life Insurance Benefit for a Policy would be different from those shown if the actual rates of return averaged 0.00%, 6.00%, and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

The actual investment rates of return will fluctuate over time and likely will be both positive and negative. The actual values under the Policy could be significantly different from those shown, even if actual returns averaged 0%, 6% or 10%, but fluctuated over and under that average throughout the years shown. Depending on timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated premium.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35

         Specified Amount:           $250,000                               Guaranteed Issue Class
         Annual Premium:             $10,320                                Life Insurance Benefit Option III

 USING GUARANTEED COST OF INSURANCE RATES, M&E RISK CHARGES, AND MONTHLY POLICY
                                    CHARGES
--------------------------------------------------------------------------------

                                                 LIFE INSURANCE BENEFIT
                                      ---------------------------------------------
                                           ASSUMING HYPOTHETICAL GROSS AND NET
                                               ANNUAL INVESTMENT RETURN OF
       END OF           PREMIUMS      ---------------------------------------------
       POLICY          ACCUMULATED     0% (GROSS)      6% (GROSS)      12% (GROSS)
        YEAR              AT 5%       -.71% (NET)     5.29% (NET)     11.29% (NET)
       ------          -----------    ------------    ------------    -------------
1....................      10,836       260,320          260,320          260,320
2....................      22,214       270,640          270,640          270,640
3....................      34,160       280,960          280,960          280,960
4....................      46,705       291,280          291,280          291,280
5....................      59,876       301,600          301,600          301,600
6....................      73,706       311,920          311,920          311,920
7....................      88,227       322,240          322,240          322,240
8....................     103,474       332,560          332,560          332,560
9....................     119,484       342,880          342,880          377,096
10...................     136,294       353,200          353,200          429,039
15...................     233,825       404,800          432,067          721,723
20...................     358,303       456,400          547,807        1,097,567
30...................     719,931       559,600          737,578        2,201,433
40...................   1,308,986         lapse          897,033        4,128,006
50...................   2,268,495         lapse        1,041,280        7,562,034
60...................   3,831,433         lapse        1,205,911       14,044,513

                                        CASH VALUE                                     NET CASH VALUE
                       ---------------------------------------------    ---------------------------------------------
                            ASSUMING HYPOTHETICAL GROSS AND NET              ASSUMING HYPOTHETICAL GROSS AND NET
                                ANNUAL INVESTMENT RETURN OF                      ANNUAL INVESTMENT RETURN OF
       END OF          ---------------------------------------------    ---------------------------------------------
       POLICY           0% (GROSS)      6% (GROSS)      12% (GROSS)      0% (GROSS)      6% (GROSS)      12% (GROSS)
        YEAR           -.71% (NET)     5.29% (NET)     11.29% (NET)     -.71% (NET)     5.29% (NET)     11.29% (NET)
       ------          ------------    ------------    -------------    ------------    ------------    -------------
1....................      8,251            8,771            9,291          8,251            8,771            9,291
2....................     16,253           17,799           19,408         16,253           17,799           19,408
3....................     24,078           27,173           30,522         24,078           27,173           30,522
4....................     31,723           36,903           42,734         31,723           36,903           42,734
5....................     39,181           46,997           56,152         39,181           46,997           56,152
6....................     46,446           57,465           70,898         46,446           57,465           70,898
7....................     53,514           68,319           87,111         53,514           68,319           87,111
8....................     60,533           79,734          105,117         60,533           79,734          105,117
9....................     67,340           91,568          124,866         67,340           91,568          124,866
10...................     73,930          103,835          146,430         73,930          103,835          146,430
15...................    103,379          172,138          287,539        103,379          172,138          287,539
20...................    125,505          251,288          503,471        125,505          251,288          503,471
30...................    129,791          439,035        1,310,377        129,791          439,035        1,310,377
40...................      lapse          654,768        3,013,143          lapse          654,768        3,013,143
50...................      lapse          875,025        6,354,650          lapse          875,025        6,354,650
60...................      lapse        1,106,341       12,884,874          lapse        1,106,341       12,884,874

---------------
The hypothetical rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the actual investment experience of the Portfolios. The Cash Value, Net Cash Value and Life Insurance Benefit for a Policy would be different from those shown if the actual rates of return averaged 0.00%, 6.00%, and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

The actual investment rates of return will fluctuate over time and likely will be both positive and negative. The actual values under the Policy could be significantly different from those shown, even if actual returns averaged 0%, 6% or 10%, but fluctuated over and under that average throughout the years shown. Depending on timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated premium.

                             OTHER PERFORMANCE DATA

     Western Reserve may compare the performance of each Subaccount in advertising and sales literature to the performance of other variable life issuers in general, or to the performance of particular types of variable life insurance policies investing in mutual funds, or investment series of mutual funds, with investment objectives similar to each of the Subaccounts whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar") or reported by other services, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance and Fortune. Lipper and Morningstar are widely used independent research services which monitor and rank the performance of variable life insurance policies in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable annuity contracts as well as variable life insurance policies. The performance analyses prepared by Lipper and Morningstar rank such policies and contracts on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration.

     Western Reserve may also compare the performance of each Subaccount in advertising and sales literature to the S&P 500, a widely used measure of stock market performance, or other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but usually do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

     In addition, Western Reserve may, as appropriate, compare each Subaccount's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Subaccount performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Subaccount performance may be compared with Donoghue Money Market Institutional Average (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

                    WESTERN RESERVE AND THE SEPARATE ACCOUNT

WESTERN RESERVE

     Western Reserve was originally incorporated under the laws of Ohio on October 1, 1957. Western Reserve engages in the business of writing life insurance policies and annuity contracts. Western Reserve is admitted to do business in 49 states, the District of Columbia, Guam, and Puerto Rico. Western Reserve's main office is located in St. Petersburg, Florida; however, the mailing address is P.O. Box 5068, Clearwater, FL 33758-5068. Western Reserve's Administrative Office for this Policy is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

     Western Reserve is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company which is a wholly-owned indirect subsidiary of AEGON USA, Inc. ("AEGON USA"). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation, which is a publicly traded international insurance group.

     IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. IMSA promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become members of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

     You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "consumer" section or by contacting IMSA at:

1001 Pennsylvania Avenue NW    202-624-2121 (tel)
Suite 500 South                202-624-2115 (fax)
Washington, DC 20004           contact@imsaethics.org

     PUBLISHED RATINGS. Western Reserve may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("Standard & Poor's"), and Fitch Ratings ("Fitch"). A.M. Best's, Standard and Poor's, Moody's and Fitch's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/ health insurance industry. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms and should not be considered as bearing on the investment performance of assets held in the Separate Account. The ratings also do not relate to the performance of the Portfolios.

THE SEPARATE ACCOUNT

     Western Reserve established WRL Series Life Corporate Account (the "Separate Account") as a separate account on December 8, 1997. The Separate Account meets the definition of a "separate account" under the Federal securities laws and its fiscal year ends on December 31. The Separate Account will receive and invest the Net Premiums paid under this Policy.

     The assets of the Separate Account are the property of Western Reserve. The Code of Ohio, under which Western Reserve established the Separate Account, provides that the assets in the Separate Account attributable to the Policies are not chargeable with liabilities arising out of any other business which Western Reserve may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of the General Account of Western Reserve to the extent that the Separate Account's assets exceed its liabilities arising under the Policies.

     The Separate Account is currently divided into Subaccounts. Each Subaccount invests exclusively in shares of a single Portfolio. Income and both realized and unrealized gains or losses from the assets of each Subaccount of the Separate Account are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount of the Separate Account or arising out of any other business Western Reserve may conduct.

     Where permitted by applicable law, Western Reserve may make the following changes to the Separate Account:

        1. Any changes required by the 1940 Act or other applicable law or regulation;

        2.  Combine separate accounts, including the Separate Account;

        3. Add new subaccounts to or remove existing subaccounts from the Separate Account or combine Subaccounts and make the new subaccounts available to you at our discretion.

        4. Make Subaccounts (including new subaccounts) available to such classes of Policies as Western Reserve may determine;

        5.  Add new portfolios or remove existing Portfolios;

        6. Substitute new portfolios for any existing Portfolios if shares of the Portfolio are no longer available for investment or if Western Reserve determines that investment in a Portfolio is no longer appropriate in light of the purposes of the Separate Account;

        7. Deregister the Separate Account under the 1940 Act if such registration is no longer required; and

        8. Operate the Separate Account as a management investment company under the 1940 Act or as any other form permitted by law;

        9.  Create new Separate Accounts; or

        10. Manage the Separate Account under the direction of a committee at any time.

     New or substitute Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.

     Western Reserve will not make any such changes without any necessary approval of the SEC and applicable state insurance departments. Western Reserve will notify Owners of any changes.

     INVESTMENTS OF THE SEPARATE ACCOUNT. The Subaccounts of the Separate Account invest in shares of the corresponding Portfolios. Each Portfolio is part of a series mutual fund which is registered with the SEC as an open-end diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Portfolios by the SEC.

     The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies which are different from those of the other Portfolios. Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio. Certain Subaccounts and corresponding Portfolios may not be available to residents of some states.

     The paragraphs below summarize each Portfolio's investment objectives and policies. There is no assurance that any of the Portfolios will achieve its stated objective. For example, an investment in the money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency and, during periods of low interest rates, the yields of money market subaccounts may become extremely low and possibly negative. The information below also identifies the investment adviser (and, where applicable, the investment sub-adviser) to each Portfolio. More detailed information, including a description of risks, can be found in the prospectuses for the Portfolios which should be read carefully.

SCUDDER VIT FUNDS (managed by            - SMALL CAP INDEX The Fund seeks to match, as closely as
Deutsche Asset Management, Inc.)         possible (before the deduction of expenses) the performance of the Russell 2000 Index, which emphasizes stocks of
                                           small US companies. The Fund attempts to invest in stocks
                                           and other securities that are representative of the
                                           Russell 2000 Index as a whole. The Fund's Investment
                                           adviser will use quantitative analysis techniques to
                                           structure the Fund to obtain a high correlation to the
                                           Russell 2000 Index while remaining as fully invested as
                                           possible in all market environments, however the
                                           composition of the Russell 2000 Index and the Fund may
                                           occasionally diverge.
                                         - EQUITY 500 INDEX The Fund seeks to match, as closely as
                                         possible (before the deduction of expenses), the
                                           performance of the S&P 500 Index, which emphasizes stocks
                                           of large US companies. The Fund attempts to invest in
                                           stocks and other securities that are representative of
                                           the S&P 500 Index as a whole. The Fund's Investment
                                           adviser will use quantitative analysis techniques to
                                           structure the Fund to obtain a high correlation to the
                                           S&P 500 Index while remaining as fully invested as
                                           possible in all market environments, however the
                                           composition of the S&P 500 Index and the Fund may
                                           occasionally diverge.
                                         - EAFE(R) EQUITY INDEX The Fund seeks to match, as closely as possible, before the deduction of expenses, the
                                           performance of the EAFE(R) Index, which measures
                                           international stock market performance. The Fund attempts
                                           to invest in stocks and other securities that are
                                           representative of the EAFE(R) Index as a whole. The
                                           Fund's Investment adviser will use quantitative analysis
                                           techniques to structure the Fund to obtain a high
                                           correlation to the EAFE Index while remaining as fully
                                           invested as possible in all market environments, however
                                           the composition of the EAFE Index and the Fund may
                                           occasionally diverge.
FIDELITY VARIABLE INSURANCE              - GROWTH OPPORTUNITIES seeks to provide capital growth.
PRODUCTS FUNDS -- INITIAL CLASS          - CONTRAFUND(R) seeks long-term capital appreciation.
(managed by Fidelity Management &        - GROWTH seeks to achieve capital appreciation.
Research Company)                        - BALANCED seeks both income and growth of capital.
                                         - HIGH INCOME seeks a high level of current income while
                                         also considering growth of capital.
                                         - MONEY MARKET seeks as high a level of current income as
                                         is consistent with preservation of capital and liquidity.
PIMCO VARIABLE INSURANCE TRUST           - SHORT-TERM (Institutional Class) seeks to obtain maximum
(managed by Pacific Investment           current income consistent with preservation of capital and
Management Company LLC)                    daily liquidity by investing under normal circumstances
                                           at least 65% of its assets in a diversified portfolio of
                                           Fixed Income instruments of varying maturities.

                                         - TOTAL RETURN (Institutional Class) seeks to maximize
                                         total return, consistent with preservation of capital and
                                           prudent investment management by investing under normal
                                           circumstances at least 65% of its assets in a diversified
                                           portfolio of Fixed Income instruments of varying
                                           maturities.
                                         - STOCKSPLUS GROWTH AND INCOME (Institutional Class) seeks to achieve a total return which exceeds the total return
                                           performance of the S&P 500.
T. ROWE PRICE EQUITY SERIES, INC.        - T. ROWE PRICE MID-CAP GROWTH seeks to provide long-term
(managed by T. Rowe Price                capital appreciation by investing in mid-cap stocks with
Associates, Inc.)                          potential for above- average earnings growth.
                                         - T. ROWE PRICE EQUITY INCOME seeks to provide substantial dividend income as well as long-term growth of capital
                                           through investments in the common stocks of established
                                           companies.
                                         - T. ROWE PRICE NEW AMERICA GROWTH seeks to provide
                                         long-term growth of capital by investing primarily in the
                                           common stocks of companies operating in sectors T. Rowe
                                           Price believes will be the fastest growing in the United
                                           States.
                                         - BLUE CHIP seeks long-term growth of capital by investing in the common stocks of large and medium-sized blue chip
                                           growth companies; income is a secondary objective.
T. ROWE PRICE INTERNATIONAL              - T. ROWE PRICE INTERNATIONAL STOCK seeks long-term growth
SERIES, INC. (managed by T. Rowe         of capital through investments primarily in the common
Price International, Inc.)                 stocks of established, non-U.S. companies.
JANUS ASPEN SERIES (managed by           - GROWTH seeks long-term growth of capital in a manner
Janus Capital Management LLC)            consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks
                                           selected for their growth potential. Although the
                                           Portfolio can invest in companies of any size, it
                                           generally invests in larger, more established companies.
                                         - CAPITAL APPRECIATION seeks long-term growth of capital.
                                         It pursues its objective by investing primarily in common
                                           stocks selected for their growth potential. The Portfolio
                                           may invest in companies of any size, from larger, well
                                           established companies to smaller, emerging growth
                                           companies.
                                         - WORLDWIDE GROWTH seeks long-term growth of capital in a
                                         manner consistent with the preservation of capital. It
                                           pursues its objective by investing primarily in common
                                           stocks of companies of any size throughout the world. The
                                           Portfolio normally invests in issuers from at least five
                                           different countries, including the United States. The
                                           Portfolio may at times invest in fewer than five
                                           countries or even a single country.
                                         - AGGRESSIVE GROWTH seeks long-term growth of capital. It
                                         pursues its objective by investing primarily in common
                                           stocks selected for their growth potential, and normally
                                           invests at least 50% of its equity assets in medium-sized
                                           companies.

                                         - FLEXIBLE INCOME seeks to obtain maximum total return,
                                         consistent with preservation of capital. It pursues its
                                           objective by primarily investing in a wide variety of
                                           income-producing securities such as corporate bonds and
                                           notes, government securities and preferred stock. As a
                                           fundamental policy the portfolio will invest at least 80%
                                           of its assets in income-producing securities
                                         - INTERNATIONAL GROWTH seeks long-term growth of capital.
                                         It pursues its objective by investing under normal
                                           circumstances at least 80% of its net assets in
                                           securities of issuers from at least five different
                                           countries, excluding the United States. The portfolio may
                                           invest in U.S. issuers and it may at times invest all of
                                           its assets in fewer than five countries, or even a single
                                           country.
INVESCO VARIABLE                         - INVESCO VIF -- GROWTH FUND seeks long-term capital
INVESTMENT FUNDS, INC.                   growth. It also seeks current income. The Fund normally
(managed by INVESCO Funds Group,           invests at least 65% of its assets in common stocks of
Inc.)                                      large companies. We define large companies as companies
                                           that are included in the Russell 1000 Growth Index at the
                                           time of purchase, or if not included in that Index, have
                                           market capitalizations of at least $5 billion at the time
                                           of purchase. INVESCO tries to identify companies that
                                           have -- or are expected to have -- growing earnings,
                                           revenues and strong cash flows. INVESCO also examines a
                                           variety of industries and businesses, and seeks to
                                           purchase the securities of companies that we believe are
                                           best situated to grow in their industry categories. The
                                           Fund may invest in preferred stocks, as well as in
                                           securities of foreign companies.
                                         - INVESCO VIF -- DYNAMICS FUND seeks capital appreciation.
                                         The Portfolio normally invests at least 65% of its assets
                                           in common stocks of mid-sized companies. INVESCO defines
                                           mid-sized companies as companies that are included in the
                                           Russell Midcap Growth Index at the time of purchase, or
                                           if not included in that Index, have market
                                           capitalizations of between $2.5 billion and $15 billion
                                           at the time of purchase. The scope of the Index varies
                                           with market performance of the companies in the Index.
                                           The Fund also has the flexibility to invest in other
                                           types of securities, including preferred stocks,
                                           convertible securities and bonds. The core of the Fund's
                                           portfolio is invested in securities of established
                                           companies that are leaders in attractive growth markets
                                           with a history of strong returns.
                                         - INVESCO VIF -- FINANCIAL SERVICES seeks capital
                                         appreciation. The Portfolio invests normally at least 80%
                                           of its assets in the equity securities of companies
                                           involved in the financial services sector. These
                                           companies include, but are not limited to, banks
                                           (regional and money centers), insurance companies (life,
                                           property and casualty, and multiline), investment and
                                           miscellaneous industries (asset managers, brokerage
                                           firms, and government-sponsored agencies) and suppliers
                                           to financial services companies. The investment advisor
                                           seeks companies which it believes can grow their revenues
                                           and earnings in a variety of interest rate
                                           environments -- although securities prices of financial
                                           services companies generally are interest rate-sensitive.

                                         - INVESCO VIF -- HEALTH SCIENCES seeks capital
                                         appreciation. The Portfolio normally invests at least 80%
                                           of its assets in the equity securities of companies that
                                           develop, produce or distribute products or services
                                           related to health care. These companies include, but are
                                           not limited to, medical equipment or supplies,
                                           pharmaceuticals, biotechnology and healthcare providers
                                           and service companies. The investment advisor attempts to
                                           blend well-established healthcare firms with
                                           faster-growing, more dynamic health care companies.
                                           Well-established health care companies typically provide
                                           liquidity and earnings visibility for the Portfolio and
                                           represent core holdings in the Fund.
                                         - INVESCO VIF -- SMALL COMPANY GROWTH FUND seeks to achieve growth of capital by normally investing at least 65% (80%
                                           effective July 31, 2002) in equity securities of small
                                           capitalization companies. INVESCO defines small
                                           capitalization companies as companies that are included
                                           in the Russell 2000 Growth Index at the time of purchase,
                                           or if not included in that Index, have market
                                           capitalizations of $2.5 billion or below at the time of
                                           purchase. The scope of the Index varies with market
                                           performance of the companies in the Index.
                                         - INVESCO VIF -- TECHNOLOGY FUND seeks capital growth and
                                           normally invests at least 80% of its assets in equity
                                           securities and equity-related instruments of companies
                                           engaged in technology-related industries. These include,
                                           but are not limited to, applied technology,
                                           biotechnology, communications, computers, electronics,
                                           Internet IT services and consulting, software,
                                           telecommunication equipment and services, IT
                                           infrastructure and networking companies. Many of these
                                           products and services are subject to rapid obsolescence,
                                           which may lower the market value of the securities of the
                                           companies in this sector. While the Fund's investments
                                           are diversified across the technology sector, the Fund's
                                           investments are not as diversified as most mutual funds,
                                           and far less diversified than the broad securities
                                           markets because the Fund's portfolio is limited to a
                                           comparatively narrow segment of the economy. This means
                                           that the Fund tends to be more volatile than other mutual
                                           funds, and the value of its portfolio investments tends
                                           to go up and down more rapidly. As a result, the value of
                                           a Fund shares may rise or fall rapidly.
                                         - INVESCO VIF -- TELECOMMUNICATIONS FUND seeks capital
                                         appreciation. The Portfolio normally invests at least 65%
                                           (80% effective July 31, 2002) of its assets in the equity
                                           securities of companies that are engaged in the design,
                                           development, manufacture, distribution or sale of
                                           communications services and equipment, and companies that
                                           are involved supplying equipment or services to such
                                           companies. The telecommunications sector includes, but is
                                           not limited to, companies that offer telephone services,
                                           wireless communications, satellite communications,
                                           television and movie programming, broadcasting and
                                           Internet access. Normally, the Portfolio will invest
                                           primarily in companies located in at least three
                                           different countries, although U.S. issuers will often
                                           dominate the holdings.

THE UNIVERSAL INSTITUTIONAL FUNDS,       - EMERGING MARKETS DEBT seeks high total return by
INC. (managed by Morgan Stanley          investing primarily in fixed income securities of
Investment Management)                     government and government-related issuers and, to a
                                           lesser extent, of corporate issuers in emerging market
                                           countries.
                                         - EMERGING MARKETS EQUITY seeks long-term capital
                                         appreciation by investing primarily in growth-oriented
                                           equity securities of issuers in emerging market
                                           countries.
                                         - MID CAP VALUE seeks above-average total return over a
                                         market cycle of three to five years by investing in common stocks and other equity securities.
VANGUARD VARIABLE INSURANCE FUND         - MONEY MARKET seeks to provide income while maintaining
Managed by the following:                liquidity and a stable share price of $1. An investment in
Money Market, Short-Term Corporate         the Portfolio is not insured or guaranteed by the FDIC or
and Total Bond Market                      any other government agency. Although the Portfolio seeks
Index -- Vanguard's Fixed Income           to preserve the value of your investment at $1 per share,
Group                                      it is possible to lose money by investing in the
High Yield Bond and                        Portfolio.
Balanced -- Wellington Management        - SHORT TERM CORPORATE seeks income while maintaining a
Company, LLP                             high degree of stability of principal.
Equity Index, Mid-Cap Index and          - TOTAL BOND MARKET INDEX seeks to provide a higher level
REIT Index -- Vanguard's                 of income by attempting to match the performance of a
Quantitative Equity Group                  broad-based market index of publicly traded,
Equity Income -- Newell Associates         investment-grade bonds.
Diversified Value -- Barrow,             - HIGH YIELD BOND seeks to provide a high level of income
Hanley, Mewhinney & Strauss              by investing primarily in a diversified group of
Growth -- Alliance Capital                 high-yielding, higher-risk corporate bonds with medium-
Management, L.P.                           and lower-range credit-quality ratings, commonly known as
Small Company Growth --                    "junk bonds."
Granahan Investment Management,          - BALANCED seeks to conserve capital, while providing
Inc. and Grantham, Mayo, Van             moderate income and moderate long-term growth of capital
Otterloo & Co LLC                          and income.
International -- Schroder                - EQUITY INCOME seeks to provide a relatively high level of
Investment Management North              current income and the potential for long-term growth of
America Inc.                               capital and income.
                                         - DIVERSIFIED VALUE seeks to provide long-term growth of
                                         capital and a moderate level of dividend income.
                                         - EQUITY INDEX seeks to provide long-term growth of capital and income by attempting to match the performance of a
                                           broad-based market index of stocks of large U.S.
                                           companies.
                                         - MID-CAP INDEX seeks to provide long-term growth of
                                         capital by attempting to match the performance of a
                                           broad-based market index of stocks of medium-size U.S.
                                           companies.
                                         - GROWTH seeks to provide long-term growth of capital by
                                         investing primarily in large-capitalization stocks of
                                           high-quality, seasoned U.S. companies with records of
                                           superior growth.
                                         - SMALL COMPANY GROWTH seeks to provide long-term growth of capital by investing primarily in the stocks of smaller
                                           companies (which, at the time of purchase, typically have
                                           a market value of less than $1-$2 billion).
                                         - INTERNATIONAL seeks to provide long-term growth of
                                         capital by investing primarily in the stocks of seasoned
                                           companies located outside of the United States.
                                         - REIT INDEX seeks to provide a high level of income and
                                         moderate long-term growth of capital.

ROYCE CAPITAL FUND (managed by           - ROYCE SMALL-CAP seeks long-term growth of capital as its
Royce and Associates Inc.)               primary investment goal and current income as its secondary goal. Royce invests the Fund's assets primarily in a
                                           limited number of equity securities issued by small
                                           companies with stock market capitalizations between $400
                                           million and $2 billion. Royce generally looks to invest
                                           in companies that it considers "premier" -- those that
                                           have excellent business strengths and/or prospects for
                                           growth, high internal rates of return and low leverage
                                           and are trading significantly below its estimate of their
                                           current worth.
                                         - ROYCE MICRO-CAP seeks long-term growth of capital. Royce invests the Fund's assets primarily in a broadly
                                           diversified portfolio of equity securities issued by
                                           micro-cap companies (companies with stock market
                                           capitalizations less than $400 million). Royce selects
                                           these securities from a universe of more than 6,600
                                           micro-cap companies, generally focusing on companies that
                                           it believes are trading considerably below its estimate
                                           of their current worth.


     Shares of certain Portfolios are sold to separate accounts of insurance companies that may or may not be affiliated with Western Reserve or each other. In addition, shares of certain Portfolios are also sold to separate accounts to serve as the underlying investment for both variable life insurance policies and variable annuity contracts. It is possible that a material conflict may arise between the interests of Owners of the Policies and owners of other variable life insurance policies or variable annuity contracts whose accumulation values are allocated to a Portfolio. Material conflicts could result from, for example,
(1) changes in state insurance laws, (2) changes in Federal income tax laws, or
(3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners. Although neither Western Reserve nor the Portfolios currently foresee any such disadvantages, Western Reserve and each Portfolio's Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action to take. Such action could include the sale of Portfolio shares by one or more of the separate accounts, which could have adverse consequences. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

     The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that the same investment adviser, sub-investment adviser, or manager may manage. The investment results of the Portfolios may be higher or lower than the results of such other portfolios. There can be no assurance, and Western Reserve makes no representation, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, sub-investment adviser, or manager.

     We may receive expense reimbursements or other revenues from the underlying Portfolios or their managers. The amount of these reimbursements or revenues, if any, (1) may be substantial; (2) may be different for different Portfolios; (3) may depend on the amount of assets that we have invested in the Portfolio; and
(4) currently range from 0% to 0.25% of the assets we have invested in the Portfolio.

                             FACTS ABOUT THE POLICY

AVAILABILITY OF THE POLICY

     Under Western Reserve's current rules, Western Reserve will offer the Policy to corporations and partnerships that meet the following conditions at issue:

     - a minimum of five (5) Policies are issued, each on the life of a different Insured; or

     - the aggregate annualized first-year planned periodic premium for all Policies is at least $100,000.

APPLYING FOR A POLICY

     To purchase a Policy, Western Reserve must receive a completed application at the Administrative Office. Under Western Reserve's current rules, the minimum Face Amount of a Policy is generally $25,000. Western Reserve will generally issue Policies to Insureds who supply satisfactory evidence of insurability sufficient to Western Reserve. Acceptance is subject to Western Reserve's underwriting rules and Western Reserve reserves the right to reject an application for any reason permitted by law.

FREE-LOOK PERIOD

     An Owner may cancel a Policy for a refund during the "free-look period" by returning it to Western Reserve or to the sales representative who sold it. The free-look period generally expires 10 days after delivery of the Policy. Certain states may require a free-look period longer than 10 days. If you decide to cancel the Policy, Western Reserve will treat the Policy as if it had never been issued. Within seven calendar days after receiving the returned Policy, Western Reserve will refund an amount equal to the greater of the Cash Value as of the date the Policy is returned, or the premiums paid less any partial withdrawals. Under ordinary circumstances, the refunded amount will be the premiums paid less partial withdrawals.

PREMIUMS

     PREMIUM FLEXIBILITY. Owners are not required to adhere to any rigid and inflexible premium schedule. Western Reserve may require the Owner to pay an initial premium. Thereafter, up to age 100 and subject to the maximum premium limitations described below, an Owner may make unscheduled premium payments at any time in any amount. When making premium payments during the first Policy Year, an Owner should consider the effect of the sales charge (since Western Reserve deducts a lower percentage of each premium received in excess of the Target Premium during the first Policy Year than in subsequent Policy Years), and the deferred sales charge (because Western Reserve deducts this charge based on a percentage of premiums paid in the first year). See Charges and Deductions -- Percent of Premium Load; and Deferred Sales Charge.

     PLANNED PERIODIC PREMIUMS. Each Owner will determine a Planned Periodic Premium schedule that provides for the payment of a level premium at a fixed interval over a specified period of time. The Owner is not required to pay premiums in accordance with this schedule. Furthermore, the Owner has considerable flexibility to alter the amount, frequency, and the time period over which Planned Periodic Premiums are paid.

     The payment of a Planned Periodic Premium will not guarantee that the Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Net Cash Value. Thus, even if Planned Periodic Premiums are paid by the Owner, the Policy will nonetheless lapse any time Net Cash Value is insufficient to pay certain monthly charges, and a Late Period expires without a sufficient payment being made.

     PREMIUM LIMITATIONS. In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium limitations which qualify the Policy as life insurance according to Federal tax laws. If you pay a premium which would result in total premiums exceeding the current maximum premium limitation, Western Reserve will only accept that portion of the premium which will make total premiums equal the maximum. Western Reserve will return any part of the premium in excess of that amount, and will not accept any further premiums until allowed by the current maximum premium limitations set forth under Federal tax laws.

     PAYMENT OF PREMIUMS. Any payment made by check or money order must be payable to Western Reserve Life Assurance Co. of Ohio. Western Reserve will treat payments made by the Owner as a premium payment unless clearly marked as loan repayments. Western Reserve will deduct certain charges from each premium payment. (See Charges and Deductions, p. 31.) As an accommodation to Owners, Western Reserve will accept transmittal of initial and subsequent premiums of at least $1,000 by wire transfer. For an initial premium, the wire transfer must be accompanied by a simultaneous telephone facsimile transmission ("fax") of a completed application. An initial premium accepted via wire transfer with fax will be allocated in accordance with current procedures explained in the section entitled Allocation of Net Premiums and Cash Value -- Allocation of Net Premiums. An initial premium made by wire transfer not accompanied by a simultaneous fax, or accompanied by a fax of an incomplete application will be applied at the unit value next determined not later than two business days after receipt of an appropriate fax or a complete application. However, if Western Reserve cannot obtain the fax or essential information within five business days, Western Reserve shall inform the applicant of the reasons for the delay, and will return the initial premium to the applicant unless the applicant specifically consents to allow Western Reserve to retain the initial premium until the required fax or essential information is received.

     If Western Reserve later receives the application with original signature and the allocation instructions in that application, for any reason, are inconsistent with those previously designated on the fax, Western Reserve will reallocate the initial premium on the first Valuation Day on or following the date the Policy is issued, in accordance with the allocation instructions in the application with original signature.

     Owners wishing to make payments via bank wire should instruct their banks
to wire Federal Funds as follows:                                              .

    ALLFIRST
     ABA #052000113
     For credit to account of Western Reserve #89487643
     Include your name and Policy number on all correspondence.

POLICY LAPSE AND REINSTATEMENT

     LAPSE. The failure to make a Planned Periodic Premium payment will not itself cause the Policy to Lapse. Lapse will only occur where Net Cash Value is insufficient to cover the monthly deduction, and a Late Period expires without the Owner making a sufficient payment. If the Net Cash Value is insufficient to cover the monthly deduction, the Owner must pay during the Late Period a payment at least sufficient to provide a Net Premium to cover the sum of the monthly deductions due within the Late Period. Such a lapse could happen if the investment experience has been sufficiently unfavorable to have resulted in a decrease in the Net Cash Value, or the Net Cash Value has decreased because not enough premiums have been paid to offset the monthly charges.

     If Net Cash Value is insufficient to cover the monthly deduction, Western Reserve will notify the Owner and any assignee of record of the minimum payment needed to keep the Policy in force. The Owner will then have a Late Period of 62 days, measured from the date notice is sent to the Owner, for Western Reserve to receive sufficient payments. If Western Reserve does not receive a sufficient payment within the Late Period, the Policy will lapse. If Western Reserve receives a sufficient payment during the Late Period, Western Reserve will allocate any resulting Net Premium among the Subaccounts, and will charge any monthly deductions due to such Subaccounts, in accordance with the Owner's then current instructions. (See Allocation of Premiums and Cash Value -- Allocation of Net Premiums, and Charges and Deductions -- Monthly Deductions.) If the Insured dies during the Late Period, the Life Insurance Benefit Proceeds will equal the amount of the Life Insurance Benefit Proceeds immediately prior to the commencement of the Late Period, reduced by any due and unpaid charges.

     REINSTATEMENT. You may reinstate a lapsed Policy any time within five years after the date of Lapse by submitting the following items to Western
Reserve:

          1. A written application for reinstatement from the Owner;

          2. Evidence of insurability satisfactory to Western Reserve; and

          3. A premium that, after the charges against premiums, is large enough to cover the next two monthly deductions that will become due after the time of reinstatement.

     Western Reserve reserves the right to decline a reinstatement request. Upon approval of the application for reinstatement, the effective date of reinstatement will be the first Monthly Deduction Day on or next following the date Western Reserve approves the application for reinstatement.

ALLOCATION OF NET PREMIUMS AND CASH VALUE

     NET PREMIUMS. The Net Premium equals the premium paid less any applicable percent of premium load. (See Charges and Deductions -- Percent of Premium
Load). When an initial premium accompanies the application, monthly deductions from the Cash Value of the Policy commence on the Effective Date.

     ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Owner will allocate Net Premiums to one or more of the Subaccounts of the Separate Account. Notwithstanding the allocation in the application, the initial premium, less charges, will be allocated during the free-look period to the General Account and will earn interest at an annual rate (minimum 4%) declared by Western Reserve. At the end of the free-look period, Western Reserve allocates the Net Premium, including interest earned during the free-look period, to the Subaccounts as directed in the application. Western Reserve deems the Policy to be delivered four days after it is mailed for the purpose of allocating the Net Premium (including interest) at the end of the free-look period. (See Facts About The Policy -- Free-Look Period.)

     The minimum percentage of each premium that you may allocate to any Subaccount is 1%; percentages must be in whole numbers. You may change the allocation of future Net Premiums without charge at any time by providing Western Reserve with written notification from the Owner to our Administrative Office or by calling our Administrative Office. Western Reserve will employ the same procedures to confirm that such telephone instructions are genuine as it employs regarding telephone instructions for transfers among Subaccounts. (See Transfer Privileges.) Upon instructions from the Owner, the registered representative or agent of record may also change the allocation of future Net Premiums. Western Reserve reserves the right to limit the number of changes to the allocation of Net Premiums. Investment returns from the amounts allocated to Subaccounts of the Separate Account will vary with the investment experience of these Subaccounts and the Owner bears the entire investment risk.

POLICY VALUES

     CASH VALUE. The Cash Value serves as the starting point for calculating certain values under a Policy. The Cash Value is the sum of all Subaccount Values and the Loan Account Value and therefore varies to reflect the investment experience of the Subaccounts. Western Reserve determines the Cash Value on the date the Policy is issued and on each Valuation Day thereafter. The Cash Value may be more or less than premiums paid. THERE IS NO GUARANTEED MINIMUM CASH VALUE.

     NET CASH VALUE. The Net Cash Value is the amount payable on surrender of the Policy. It is equal to the Cash Value as of the date of surrender minus any outstanding Indebtedness.

     SUBACCOUNT VALUE. The Subaccount Value of any Subaccount as of the end of the free-look period is equal to the amount of the initial Net Premium allocated to that Subaccount (including any interest credited during the free-look period). On subsequent Valuation Days, the Subaccount Value is equal to that part of any Net Premium allocated to the Subaccount and any Cash Value transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by partial withdrawals and any Cash Value transferred out of that Subaccount.

     ACCUMULATION UNITS. For each Subaccount, Net Premiums allocated to a Subaccount or amounts of Cash Value transferred to a Subaccount are converted into Accumulation Units. Western Reserve determines the number of Accumulation Units credited to a Policy by dividing the dollar amount of any Net Premium or transfer directed to each Subaccount by the value of an Accumulation Unit for that Subaccount on the transaction date. Therefore, Net Premiums allocated to or amounts transferred to a Subaccount under a Policy increase the number of Accumulation Units of that Subaccount credited to the Policy.

     Certain events reduce the number of Accumulation Units of a Subaccount credited to a Policy:

          - Partial withdrawals or transfers of Subaccount Value from a Subaccount result in the cancellation of the appropriate number of Accumulation Units of that Subaccount as do:

          - surrender of the Policy;

          - payment of the Life Insurance Benefit Proceeds;

          - Policy loans; and

          - the deduction of the monthly deduction.

     Accumulation Units are canceled as of the end of the Valuation Period in which Western Reserve receives written notice regarding the event. These events are referred to as "Policy transactions."

     Accumulation Units are bought and sold each time there is a Policy transaction. Western Reserve determines the number of Accumulation Units in any Subaccount on any day follows:

          1. From the Accumulation Units as of the prior Monthly Deduction Day, subtract the Accumulation Units sold to pay any partial withdrawals;

          2. Add Accumulation Units bought with Net Premiums received since the prior Monthly Deduction Day;

          3. Subtract Accumulation Units sold to transfer amounts into the Loan Account;

          4.  Add Accumulation Units bought with loan repayments;

          5. Subtract Accumulation Units sold to transfer amounts to other Subaccounts;

          6. Add Accumulation Units bought from amounts transferred from other Subaccounts.

     The number of Accumulation Units on a Monthly Deduction Day is the result of steps 1 through 6 above, minus the number of Accumulation Units sold to pay the monthly deduction charge. If the Monthly Deduction Day is a Policy Anniversary, Western Reserve will increase the number of Accumulation Units by Accumulation Units bought with any amounts transferred from the Loan Account.

     ACCUMULATION UNIT VALUE. Western Reserve determines the value of an Accumulation Unit on any Valuation Day by multiplying the value of that Accumulation Unit on the immediately preceding Valuation Day by the Net Investment Factor for the Valuation Period.

     NET INVESTMENT FACTOR. The Net Investment Factor is an index applied to measure the investment performance of Accumulation Units of a Subaccount from one Valuation Period to the next. Western Reserve determines the Net Investment Factor for any Subaccount for any Valuation Period by dividing 1 by 2, where:

          1. is the result of:

             a. the net asset value per share of the Portfolio held in the
                Subaccount, determined at the end of the current Valuation Period; plus

             b. the per share amount of any dividend or capital gain
                distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; and

          2. is the net asset value per share of the Portfolio held in the Subaccount, determined at the end of the immediately preceding Valuation Period.

     The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

TRANSFER PRIVILEGES

     GENERAL. Owners may transfer Cash Value among the Subaccounts. The amount of Cash Value available for transfer from any Subaccount is determined at the end of the Valuation Period during which the transfer request is received at the Administrative Office. The net asset value for each share of the corresponding Portfolio of any Subaccount is determined, once daily, as of the close of the regular business session of the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time), which coincides with the end of each Valuation Period. (See Policy Benefits -- Cash Value -- Valuation Day and Valuation Period.) Therefore, any transfer request received after the close of the regular business session of the NYSE, on any day the NYSE is open, will be processed using the net asset value for each share of the applicable Portfolio determined as of the close of the regular business session of the NYSE, on the next day the NYSE is open for business.

     Some investors try to profit from various strategies known as market timing -- for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one Portfolio to another and then back out again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Portfolios have adopted special policies to discourage short-term trading. Specifically, each Portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient Portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.

     THE PORTFOLIOS DO NOT PERMIT MARKET TIMING. DO NOT INVEST WITH US IF YOU ARE A MARKET TIMER.

     The Policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying Portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Portfolio's operations or if a Portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

     The minimum amount that you may transfer is the lesser of $500 or the value of all remaining Accumulation Units in a Subaccount, unless Western Reserve agrees otherwise. The Subaccount from which you make a transfer must maintain a minimum balance of $500 after the transfer is completed. If the value of the remaining Accumulation Units in a Subaccount would be less than $500, Western Reserve has the right to include that amount as part of the transfer.

     Owners may make up to 12 transfers of Cash Value without charge during any one Policy Year. After these 12 transfers in a Policy Year, Western Reserve reserves the right to impose a charge of $25 for each subsequent transfer. Western Reserve will not increase the transfer charge. Western Reserve will consider all transfers made in any one day a single transfer and will deduct any transfer charges on a pro-rata basis from each Subaccount from which a transfer was made. Transfers resulting from Policy loans, the exercise of exchange privileges, and the reallocation of Cash Value immediately after the free-look period, will not be treated as a transfer for the purpose of this charge. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

     Owners may make transfer requests in writing, or by telephone. Written requests must be in a form acceptable to Western Reserve and sent to our Administrative Office. The registered representative or agent of record for the Policy may, upon instructions from the Owner for each transfer, make telephone transfers upon request without the necessity for the Owner to have previously authorized telephone transfers in writing. Transfer requests made by telephone must be verified by a facsimile sent to the Administrative Office before the transfer is made. If, for any reason, an Owner does not want the ability to make transfers by telephone, the Owner should provide written notice to Western Reserve at the Administrative Office. All telephone transfer requests should be made by calling the Administrative Office.

     Western Reserve will not be liable for complying with telephone instructions it reasonably believes to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and Owners will bear the risk of any such loss. Western Reserve will employ reasonable procedures to confirm that telephone instructions are genuine. If Western Reserve does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon such telephone instructions, providing written confirmation of such transactions to Owners, and/or tape recording telephone instructions received from Owners.

     We cannot guarantee that telephone or facsimile transactions will always be available. For example, our Administrative Office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

     Western Reserve may, at any time, revoke or modify the transfer privilege. Under Western Reserve's current procedures, it will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at the Administrative Office.

     ASSET REBALANCING PROGRAM. Western Reserve offers a program under which the Owner may authorize Western Reserve to transfer Cash Value periodically to maintain a particular percentage allocation among the Subaccounts. The Cash Value allocated to each Subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the Cash Value in the Subaccounts at the end of each period to match the Policy's currently effective Net Premium allocation schedule. The asset rebalancing program is intended to transfer Cash Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high. This investment method does not guarantee gains, nor does it assure that any Subaccount will not have losses.

     To qualify for the asset rebalancing program, a minimum Cash Value of $10,000 for an existing Policy, or a minimum initial premium of $10,000 for a new Policy, is required. To participate in the asset rebalancing program, a properly completed asset rebalancing request form, which is available upon request, must be received at our Administrative Office.

     Owners may elect rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Effective Date. Following receipt of the asset rebalancing request form, Western Reserve will effect the initial rebalancing of Cash Value on the next such anniversary, in accordance with the Policy's current Net Premium allocation schedule. The amounts transferred will be credited at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day the NYSE is open.

     There is no charge for the asset rebalancing program. Any reallocation which occurs under the asset rebalancing program will not be counted towards the 12 free transfers allowed during each Policy Year.

     The Owner may terminate participation at any time in the asset rebalancing program by oral or written request to Western Reserve. Participating in the asset rebalancing program will terminate automatically if any transfer is made to, or from, any Subaccount, other than on account of a scheduled rebalancing. If the Owner wishes to resume the asset rebalancing program after it has been canceled, a new asset rebalancing request form must be completed and sent to Western Reserve. The Owner may start and stop participation in the asset rebalancing program at any time; however, Western Reserve reserves the right to restrict entry into the asset rebalancing program to once per Policy Year.

     Western Reserve may discontinue, modify, or suspend, the asset rebalancing program at any time.

SURRENDERS AND PARTIAL WITHDRAWALS

     SURRENDERS. At any time while the Insured is still living and the Policy is in force, the Owner may, by written request to our Administrative Office, surrender the Policy for its Net Cash Value, which is the Cash Value less any Indebtedness. If the Policy is completely surrendered and the proceeds are paid directly to the Owner, Western Reserve may pay the Owner an amount in addition to the Net Cash Value. Any additional amount will not be paid on partial surrenders or on full surrenders with proceeds paid to a party other than the Owner. The additional amount varies by the number of years since the Effective Date, the amount of premium paid in the first year, the Target Premium, the Cash Value, and any other factor reasonably related to the Policy's expected acquisition or administrative cost. Payment of any additional amount will be determined in a manner not unfairly discriminatory to the Owners. A surrender is effective as of the date on which Western

Reserve receives a written request for surrender. Once the Policy is surrendered, all coverage and other benefits under it cease and it cannot be reinstated. A surrender may have tax consequences. (See Federal Tax Considerations, p. 41.)

     PARTIAL WITHDRAWALS. After the first Policy Year, while the Insured is still living and the Policy is in force, an Owner may apply for a partial withdrawal. The request must be made in writing to the Administrative Office and the amount requested must be at least $500. The maximum amount that may be requested is the amount that would leave at least $500 remaining in the Subaccount from which the partial withdrawal is made. The amount withdrawn is deducted from each of the Subaccounts on a pro rata basis unless you specify otherwise in a written notice to the Administrative Office. Western Reserve generally will pay a partial withdrawal request within seven days following the Valuation Day the request is received.

     There is no limit on the number of partial withdrawals that may be made during a Policy Year. On each partial withdrawal, Western Reserve imposes a processing charge equal to the lesser of $25 or 2% of the amount requested. Western Reserve deducts this charge on a pro-rata basis from each of the Subaccounts unless you provide other written instructions to the Administrative Office.

     If the Owner has selected Life Insurance Benefit Option 1, Western Reserve will reduce the Face Amount by the amount of the partial withdrawal. If Life Insurance Benefit Option 2 is in effect, the Face Amount will not be changed by the amount of the partial withdrawal. If Life Insurance Benefit Option 3 is in effect and the partial withdrawal is greater than the sum of the premiums paid, the Face Amount is reduced by the amount of the partial withdrawal minus the sum of the premiums paid; otherwise the Face Amount is not reduced. Western Reserve may reject any partial withdrawal if it would cause the Policy to fail to qualify as a life insurance contract under the Code or regulations or rulings thereunder. A partial withdrawal may have tax consequences. (See Federal Tax Considerations, p. 41.)

LOANS

     After the first Policy Year as long as the Policy remains in force, the Owner may borrow money from Western Reserve using the Policy as the only security for the loan. Western Reserve permits a Policy loan prior to the first Policy Anniversary for Policies issued pursuant to a transfer of cash values from another life insurance policy under Section 1035(a) of the Code. The maximum amount that may be borrowed is 90% of the Cash Value, less any already outstanding Policy loan. Western Reserve reserves the right to limit the amount of any Policy loan to not less than $500. Outstanding loans have priority over the claims of any assignee or other person. The loan may be repaid totally or in part. A loan which is taken from, or secured by, a Policy may have Federal income tax consequences. (See Federal Tax Considerations, p. 41.)

     When you request a loan, Western Reserve will withdraw an amount equal to the requested loan amount plus interest in advance for one year from each of the Subaccounts on a pro-rata basis, unless you specify otherwise in a written notice to the Administrative Office, and transfer this amount to the Loan Account until the loan is repaid.

     Western Reserve normally will pay the amount of the loan within seven days after receipt of a proper request in a manner permitted by Western Reserve. Postponement of loans may take place under certain conditions. Under Western Reserve's current procedures, at each Policy Anniversary, Western Reserve will compare the amount of the outstanding loan (including loan interest in advance until the next Policy Anniversary, if not paid) to the amount in the Loan Account (including interest credited to the Loan Account during the previous Policy Year). Western Reserve will also make this comparison any time the Owner repays all of the loan, or makes a request to borrow an additional amount. At each such time, if the amount of the outstanding loan exceeds the amount in the Loan Account, Western Reserve will withdraw the difference from the Subaccounts and transfer it to the Loan Account in the same manner as when a loan is made. If the amount in the Loan Account exceeds the amount of the outstanding loan, Western Reserve will withdraw the difference from the Loan Account and transfer it to the Subaccounts in the same manner as current Net Premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge.

     INTEREST RATE CHARGED. The guaranteed annual interest rate on a Policy loan is 6.0% and is due on each Policy Anniversary for the prior Policy Year and on the day the loan is repaid. For Policies issued on or after January 28, 2002, the current annual interest rate on a Policy loan is 4.70% in Policy Years 1-17 and 4.20% in Policy Years 18+. Different current loan interest rates apply for Policies issued prior to January 28, 2002. Loan interest that is unpaid when due will be added to the amount of the loan and will bear interest at the same rate. On the date of the Insured's death, the date the Policy ends, the date of a loan repayment, or any other date Western Reserve specifies, any necessary adjustment will be made in the loan to reflect any interest accrued since the last Policy Anniversary. If an annual interest rate lower than 6% is set, any subsequent increase in the interest rate shall be subject to the following conditions:

          (1) The effective date of any increase in the interest rate for Policy loans shall not be earlier than one year after the effective date of the establishment of the previous rate.

          (2) The amount by which the interest rate may be increased shall not exceed 1% per year, but the maximum annual interest rate will be 6%.

          (3) Western Reserve will give notice of the interest rate in effect when a loan is made and when sending notice of loan interest due.

          (4) If a loan is outstanding 40 days or more before the effective date of an increase in the annual interest rate, Western Reserve will notify you of that increase at least 30 days prior to the effective date of the increase.

          (5) Western Reserve will give notice of any increase in the annual interest rate whenever a loan is made during the 40 days before the effective date of the increase.

     LOAN ACCOUNT INTEREST RATE CREDITED. The amount in the Loan Account will accrue interest at an effective annual rate of 4%. Western Reserve may credit a higher rate, but it is not obligated to do so.

     EFFECT OF POLICY LOANS. A Policy loan affects the Policy, because the Life Insurance Benefit Proceeds and Net Cash Value under the Policy are reduced by the amount of the loan. Repayment of the loan causes the Life Insurance Benefit Proceeds and Net Cash Value to increase by the amount of the repayment. As long as a loan is outstanding, an amount equal to the loan plus interest in advance until the next Policy Anniversary is held in the Loan Account. This amount will not be affected by the Separate Account's investment performance. Amounts transferred from the Separate Account to the Loan Account will affect the Separate Account value because such amounts will be credited with an interest rate declared by Western Reserve rather than a rate of return reflecting the investment performance of the Separate Account. There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved, as well as possible adverse tax consequences which could occur if a Policy lapses with loans outstanding.

     INDEBTEDNESS. Indebtedness equals the total of all Policy loans plus any loan interest accrued on the loans. If indebtedness exceeds the Cash Value, Western Reserve will notify the Owner and any assignee of record. If a sufficient payment equal to excess indebtedness is not received by Western Reserve within 31 days from the date notice is sent, the Policy will Lapse and terminate without value. The Policy, however, may later be reinstated.

     REPAYMENT OF INDEBTEDNESS. Indebtedness may be repaid any time. Western Reserve will treat payments made by the Owner while there is Indebtedness as premium payments unless the Owner indicates that the payment should be treated as a loan repayment. If not repaid, Western Reserve may deduct Indebtedness from any amount payable under the Policy. As Indebtedness is repaid, the Policy's value in the Loan Account securing the Indebtedness repaid will be transferred from the Loan Account to the Subaccounts in the same manner as current Net Premiums are allocated. Western Reserve will allocate the repayment of Indebtedness at the end of the Valuation Period during which the repayment is received.

LIFE INSURANCE BENEFITS

     GENERAL. Owners designate in the initial application one of three Life Insurance Benefit Options offered under the Policy: Life Insurance Benefit Option 1 ("Option 1"), Life Insurance Benefit Option 2 ("Option 2"), and Life Insurance Benefit Option 3 ("Option 3"). As long as the Policy remains in force, Western Reserve will, upon receiving due proof of the Insured's death, pay the Life Insurance Benefit Proceeds of a Policy to the named Beneficiary in accordance with the designated Life Insurance Benefit Option. Western Reserve will determine the amount of the Life Insurance Benefit Proceeds payable at the end of the Valuation Period during which the Insured dies. Western Reserve may pay the proceeds in a lump sum or under one or more of the settlement options set forth in the Policy. Western Reserve guarantees that as long as the Policy remains in force, the Life Insurance Benefit under any option will never be less than the Face Amount of the Policy until age 100 when the death benefit equals the Cash Value, but the Life Insurance Benefit Proceeds will reflect reductions for any outstanding Indebtedness and any due and unpaid charges. These proceeds will be increased by any additional insurance provided by rider. To qualify the Policy as life insurance under the Code, Owners may choose between two Life Insurance Benefit Compliance Tests -- either the Guideline Premium Test or the Cash Value Accumulation Test. An Owner may not change tests. Each test involves a set of limitation percentages that vary by attained age. The limitation percentages, which are used to determine the Life Insurance Benefit provided, vary from one test to the other. (See the separate tables below.)

     OPTION 1. The Life Insurance Benefit is the greater of the Face Amount of the Policy or the applicable percentage (the "limitation percentage") times the Cash Value on the date of death. Accordingly, under Option 1 the Life Insurance Benefit will remain level unless the limitation percentage times the Cash Value exceeds the Face Amount, in which case the amount of the Life Insurance Benefit will vary as the Cash Value varies.

     ILLUSTRATION OF OPTION 1. For purposes of this illustration, assume that the Insured's Attained Age is under 40, that there is no outstanding indebtedness, and that the Guideline Premium Test is chosen. Under Option 1, a Policy with a $50,000 Face Amount will generally pay $50,000 in Life Insurance Benefits. However, because the Life Insurance Benefit must be equal to or be greater than 250% of Cash Value, any time the Cash Value of the Policy exceeds $20,000, the Life Insurance Benefit will exceed the $50,000 Face Amount. Each additional dollar added to Cash Value above $20,000 will increase the Life Insurance Benefit by $2.50. Similarly, so long as Cash Value exceeds $20,000, each dollar taken out of Cash Value will reduce the Life Insurance Benefit by $2.50.

     If at any time, however, the Cash Value multiplied by the limitation percentage is less than the Face Amount, the Life Insurance Benefit will equal the Face Amount of the Policy.

     OPTION 2. The Life Insurance Benefit is equal to the greater of the Face Amount plus the Cash Value of the Policy or the limitation percentage times the Cash Value on the date of death. Accordingly, under Option 2 the amount of the Life Insurance Benefit will always vary as the Cash Value varies.

     ILLUSTRATION OF OPTION 2. For purposes of this illustration, assume that the Insured is under the age of 40, that there is no outstanding indebtedness, and that the Guideline Premium Test is chosen. Under Option 2, a Policy with a Face Amount of $50,000 will generally pay a Life Insurance Benefit of $50,000 plus Cash Value. Thus, for example, a Policy with a Cash Value of $10,000 will have a Life Insurance Benefit of $60,000 ($50,000 + $10,000). The Life Insurance Benefit under the Guideline Premium Test, however, must be at least 250% of Cash Value. As a result, if the Cash Value of the Policy exceeds $33,333, the Life Insurance Benefit will be greater than the Face Amount plus Cash Value. Each additional dollar of Cash Value above $33,333 will increase the Life Insurance Benefit by $2.50. Similarly, any time Cash Value exceeds $33,333, each dollar taken out of Cash Value will reduce the Life Insurance Benefit by $2.50.

     If at any time, however, Cash Value multiplied by the limitation percentage is less than the Face Amount plus the Cash Value, then the Life Insurance Benefit will be the Face Amount plus the Cash Value of the Policy.

     OPTION 3. The Life Insurance Benefit is equal to the greater of the Face Amount plus cumulative premiums paid less cumulative partial withdrawals, or the corridor percentage times the Cash Value. Accordingly, under Option 3, the amount of Life Insurance Benefit will always vary with the premiums paid and partial withdrawals taken, and may vary as the Cash Value varies.

     ILLUSTRATION OF OPTION 3. For purposes of this illustration, assume that the Insured is under the age of 40, that there is no outstanding indebtedness, and that the Guideline Premium Test is chosen. Under Option 3, a Policy with a Face Amount of $50,000 will generally pay a Life Insurance Benefit of $50,000 plus premiums. Thus, for example, a Policy with premiums paid of $10,000 will have a Life Insurance Benefit of $60,000 ($50,000 + $10,000). The Life Insurance Benefit under the Guideline Premium Test, however, must be at least 250% of Cash Value. As a result, if the Cash Value of the Policy exceeds $24,000, the Life Insurance Benefit will be greater than the Face Amount plus Cash Value. Each additional dollar of Cash Value above $24,000 will increase the Life Insurance Benefit by $2.50. Similarly, any time Cash Value exceeds $24,000, each dollar taken out of Cash Value will reduce the Life Insurance Benefit by $2.50.

             LIMITATION PERCENTAGES TABLE -- GUIDELINE PREMIUM TEST

      INSURED'S
    ATTAINED AGE
      ON POLICY         LIMITATION
     ANNIVERSARY        PERCENTAGE
    ------------        ----------
0-40.................    250
  41.................    243
  42.................    236
  43.................    229
  44.................    222
  45.................    215
  46.................    209
  47.................    203
  48.................    197
  49.................    191
  50.................    185
  51.................    178
  52.................    171
  53.................    164
  54.................    157
  55.................    150
  56.................    146
  57.................    142
  58.................    138

      INSURED'S
    ATTAINED AGE
      ON POLICY         LIMITATION
     ANNIVERSARY        PERCENTAGE
    ------------        ----------
  59.................    134
  60.................    130
  61.................    128
  62.................    126
  63.................    124
  64.................    122
  65.................    120
  66.................    119
  67.................    118
  68.................    117
  69.................    116
  70.................    115
  71.................    113
  72.................    111
  73.................    109
  74.................    107
  75.................    105
  76.................    105
  77.................    105

      INSURED'S
    ATTAINED AGE
      ON POLICY         LIMITATION
     ANNIVERSARY        PERCENTAGE
    ------------        ----------
  78.................    105
  79.................    105
  80.................    105
  81.................    105
  82.................    105
  83.................    105
  84.................    105
  85.................    105
  86.................    105
  87.................    105
  88.................    105
  89.................    105
  90.................    105
  91.................    104
  92.................    103
  93.................    102
94-99................    101
100 and older........    100

          LIMITATION PERCENTAGES TABLE -- CASH VALUE ACCUMULATION TEST

      INSURED'S
    ATTAINED AGE
      ON POLICY          LIMITATION
     ANNIVERSARY         PERCENTAGE
---------------------  --------------
                       MALE    FEMALE
                       ----    ------
20...................  631      751
21...................  612      727
22...................  595      704
23...................  577      681
24...................  560      659
25...................  542      638
26...................  526      617
27...................  509      597
28...................  493      578
29...................  477      559
30...................  462      541
31...................  447      523
32...................  432      506
33...................  418      489
34...................  404      473
35...................  391      458
36...................  379      443
37...................  366      428
38...................  355      414
39...................  343      401
40...................  332      388
41...................  322      376
42...................  312      364
43...................  302      353
44...................  293      342
45...................  284      332
46...................  275      322

      INSURED'S
    ATTAINED AGE
      ON POLICY          LIMITATION
     ANNIVERSARY         PERCENTAGE
---------------------  --------------
                       MALE    FEMALE
                       ----    ------
47...................  267      312
48...................  259      303
49...................  251      294
50...................  244      285
51...................  237      276
52...................  230      268
53...................  224      261
54...................  218      253
55...................  212      246
56...................  206      239
57...................  201      232
58...................  195      226
59...................  190      219
60...................  186      213
61...................  181      207
62...................  177      201
63...................  172      196
64...................  168      191
65...................  164      186
66...................  161      181
67...................  157      176
68...................  154      172
69...................  151      167
70...................  148      163
71...................  145      159
72...................  142      155
73...................  140      152

      INSURED'S
    ATTAINED AGE
      ON POLICY          LIMITATION
     ANNIVERSARY         PERCENTAGE
---------------------  --------------
                       MALE    FEMALE
                       ----    ------
74...................  137      148
75...................  135      145
76...................  133      142
77...................  131      139
78...................  129      136
79...................  127      134
80...................  125      131
81...................  124      129
82...................  122      127
83...................  121      125
84...................  119      123
85...................  118      121
86...................  117      119
87...................  116      118
88...................  115      117
89...................  114      115
90...................  113      114
91...................  112      113
92...................  111      111
93...................  110      110
94...................  109      109
95...................  107      108
96...................  106      106
97...................  105      105
98...................  103      103
99...................  102      102
100..................  100      100

     CHOOSING A LIFE INSURANCE BENEFIT OPTION. As described above and assuming the Life Insurance Benefit is not determined by reference to the limitation percentage, Option 1 will provide a Face Amount of Life Insurance Benefit which does not vary with changes in Cash Value. Thus, under Option 1, as Cash Value increases, Western Reserve's net amount at risk under the Policy will decline. In contrast, Option 2 involves a constant net amount at risk, assuming that the Life Insurance Benefit is not determined by reference to the limitation percentage. The net amount at risk under the Policy for Option 3 is dependent upon the amount and timing of premiums paid. Consequently, there is no generalized pattern as with Options 1 and 2. Therefore, assuming sufficiently positive investment experience, the deduction for cost of insurance under a Policy with an Option 1 Life Insurance Benefit will be less than under a corresponding Policy with an Option 2 or 3 Life Insurance Benefit. Because of this, if investment performance is positive, Cash Value under Option 1 will increase faster than under Options 2 or 3 but the total Life Insurance Benefit under Options 2 or 3 will generally be greater. Thus, Option 1 could be considered more suitable for Owners whose goal is increasing Cash Value based upon positive investment experience while Options 2 and 3 could be considered more suitable for Owners whose goal is increasing total Life Insurance Benefit.

     CHANGING THE LIFE INSURANCE BENEFIT OPTION. Generally, the Life Insurance Benefit Option in effect may be changed by the Owner after the first Policy Year by sending a written request for change to our Administrative Office. Western Reserve may require proof of insurability. A change in Life Insurance Benefit Option may have Federal income tax consequences. Under Western Reserve's current rules, no change may be made if it would result in a Face Amount less than the minimum Face Amount set forth in the Policy, or if the Policy would not continue to qualify as life insurance as defined under
Section 7702 of the Code. The effective date of any change will be the Monthly Deduction Day on or after Western Reserve approves the request. No charges will be imposed for making a change in Life Insurance Benefit Option. If the Life Insurance Benefit Option is changed from Option 2 to Option 1, the Face Amount will be increased by an amount equal to the Cash Value on the effective date of change. If the Life Insurance Benefit Option is changed from Option 1 to Option 2, the Face Amount will be decreased by an amount equal to the Cash Value on the effective date of the change. If the Life Insurance Benefit Option is changed from Option 3 to Option 1, the Face Amount will be increased by the sum of the premiums paid less the sum of partial withdrawals. If the Life Insurance Benefit Option is changed from Option 1 to Option 3, the Face Amount will be decreased by the sum of the premiums paid less the sum of partial withdrawals. Western Reserve will not allow changes between Options 2 and 3. Changing the Life Insurance Benefit Option could have tax consequences. Consult a tax advisor before changing the Life Insurance Benefit Option.

     HOW LIFE INSURANCE BENEFITS MAY VARY IN AMOUNT. As long as the Policy remains in force, Western Reserve guarantees that the Life Insurance Benefit will never be less than the Face Amount of the Policy. These proceeds will be reduced by any outstanding indebtedness and any due and unpaid charges. The Life Insurance Benefit may, however, vary with the Policy's Cash Value. Under Option 1, the Life Insurance Benefit will only vary when the Cash Value multiplied by the limitation percentage exceeds the Face Amount of the Policy. The Life Insurance Benefit under Option 2 will always vary with the Cash Value because the Life Insurance Benefit equals either the Face Amount plus the Cash Value or the limitation percentage times the Cash Value. The Life Insurance Benefit under Option 3 will always vary with the premiums paid and partial withdrawals taken and will also vary whenever the Cash Value multiplied by the limitation percentage exceeds the Face Amount plus cumulative premiums paid less cumulative partial withdrawals.

     CHANGING THE FACE AMOUNT. Subject to certain limitations, an Owner may increase or decrease the Face Amount of a Policy. A change in Face Amount may affect the net amount at risk, which may affect an Owner's cost of insurance charge. A change in Face Amount could also have Federal income tax consequences. Consult a tax advisor before changing the Face Amount.

     DECREASES. Any decrease in the Face Amount will become effective on the Monthly Deduction Day on or following receipt of a written request from the Owner by Western Reserve at the Administrative Office. No requested decrease in the Face Amount will be permitted during the first Policy Year. The Face Amount remaining in force after any requested decrease may not be less than $25,000. If, following the decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

     INCREASES. For an increase in the Face Amount, written application must be submitted. Western Reserve will also require that additional evidence of insurability be submitted. Western Reserve reserves the right to decline any increase request. Any increase will become effective on the Monthly Deduction Day after Western Reserve approves the request for the increase. No increase in the Face Amount will be permitted during the first Policy Year. An increase need not be accompanied by an additional premium, but there must be sufficient Net Cash Value to cover the next monthly deduction after the increase becomes effective.

DURATION OF THE POLICY

     The Policy's duration depends upon the Net Cash Value. The Policy will remain in force so long as the Net Cash Value is sufficient to pay the monthly deduction. If the Net Cash Value is insufficient to pay the monthly deduction, and a Late Period expires without an adequate payment by the Owner, the Policy will lapse and terminate without value.

WHEN INSURANCE COVERAGE TAKES EFFECT

     No life insurance coverage shall take effect unless the proposed Insured is alive, in the same condition of health as described in the application when the Policy is delivered to the Owner, and the full initial premium is paid.

PAYMENT OPTIONS

     The Policy offers a variety of optional ways of receiving proceeds under the Policy, other than in a lump sum. Any agent authorized to sell the Policy can explain these options upon request. None of these options vary with the investment performance of a separate account.

                             CHARGES AND DEDUCTIONS

     The following charges will apply to your Policy under the circumstances described. The charges are for the services and benefits provided, costs and expenses incurred and risks assumed by Western Reserve in connection with the Policies, some of which are described below.

     Services and benefits provided by Western Reserve include:

        - the Life Insurance Benefits, cash and loan benefits provided by the Policy;

        - investment options, including Net Premium allocations;

        - administration of elective options under the Policy; and

        - the distribution of reports to Owners.

     Costs and expenses Western Reserve incurs include:

        - those associated with underwriting applications and changes in Face Amount and riders;

        - various overhead and other expenses associated with providing the services and benefits relating to the Policy;

        - sales and marketing expenses; and

        - other costs of doing business, such as federal, state and local premium and other taxes and fees.

     Risks assumed by Western Reserve include the risks that:

        - Insureds may live for a shorter period of time than estimated resulting in the payment of greater Life Insurance Benefits than expected; and

        - the costs of providing the services and benefits under the Policies will exceed the charges deducted.

     The fees and charges deducted under the Policy may result in a profit to us.

PERCENT OF PREMIUM LOAD

     Western Reserve deducts certain expenses at the time you make premium payments. Western Reserve then allocates the remainder of each premium (the Net Premium) to the Subaccounts as you direct. The expenses deducted from your premium are intended to compensate Western Reserve for sales expenses and federal and state tax charges. Premium tax charges imposed by different states range from 0.0% to 3.5% of premiums.

     Western Reserve deducts a percent of premium received up to the Target Premium and a percent of premium received in excess of the Target Premium. Under most circumstances, the Target Premium is the maximum premium an Owner can pay in a Policy Year without the Policy becoming a Modified Endowment Contract. Premiums paid in excess of the Target Premium may have adverse tax consequences (See Federal Tax Considerations -- Tax Treatment of Policy Benefits, p. 40). For Policies issued on or after January 28, 2002, the current percent of premium load is as follows: 11.5% of premium received up to Target Premium and 1.00% of premium received in excess of Target Premium in Policy Year 1; 6.0% of premium received up to Target Premium and 0.50% of premium received in excess of Target Premium in Policy Years 2-7; 2.10% of premium received up to Target Premium and 0.50% of premium received in excess of Target Premium in Policy Years 8-10; and 0.50% of all premium received in Years 11+. Different charges apply to Policies issued prior to January 28, 2002. The maximum percent of premium load deduction is 11.5% of each premium received up to the Target Premium in all years and 4.5% of premium received in excess of Target Premium in Policy Year 1, 7.5% of premium received in excess of Target Premium in Policy Years 2+.

     Please note that higher premium amounts paid during the first Policy Year will result in higher amounts being subject to the deferred sales charge in Policy Years 2 through 7. (See Deferred Sales Charge, below.) An Owner deciding the appropriate amount and timing of premium payments should consider the combined effect of the percent of premium load and the deferred sales charge.

     Some or all of the premium load we deduct is used to pay the aggregate Policy costs and expenses we incur, including distribution costs and/or state premium taxes. Although state premium taxes vary from state to state, the premium load will not vary with the state of residence of the Owner.

     DEFERRED SALES CHARGE. On each Policy Anniversary during Policy Years 2-7, Western Reserve deducts a percent of the premium received in Policy Year 1 or the decrease in premium in excess of Target Premium received in Policy Year 1. For Policies issued on or after May 1, 2001, the current deferred sales charge is as follows: 1.50% of the premium received up to Target Premium in Policy Year 1 and 0.40% of premium received in excess of Target Premium in Policy Year 1. Different charges apply to Policies issued prior to May 1, 2001. The maximum deferred sales charge in Policy Years 2-7 is 1.50% of all premium received in Policy Year 1.

MONTHLY DEDUCTIONS

     Western Reserve deducts the charges listed below from your Cash Value as of the Effective Date and on each Monthly Deduction Day. The deductions are made from the Subaccounts in the same proportion that the Subaccount Value in each Subaccount bears to the total Cash Value as of the Monthly Deduction Day. The monthly deduction consists of

          (1) a monthly Policy charge,

          (2) the monthly cost of insurance charge,

          (3) the cost of any supplemental benefits provider by riders, and

          (4) a factor representing the mortality and expense risk charge.

     MONTHLY POLICY CHARGE. During the first Policy Year, the monthly Policy charge is $16.50 per month. During subsequent Policy Years, the monthly Policy charge currently is $4 per month and is guaranteed not to exceed $10 per month. The monthly Policy charge is paid to Western Reserve for performing administrative services relating to the Policy.

     MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge compensates Western Reserve for the anticipated cost of paying the amount of the Life Insurance Benefit that exceeds your Cash Value upon the death of the Insured. The cost of insurance charge is calculated monthly, and depends on a number of variables that cause the charge to vary from Policy to Policy and from Monthly Deduction Day to Monthly Deduction Day. The cost of insurance charge is calculated for the Face Amount at issue and for any increase in Face Amount. The monthly cost of insurance charge is equal to (1) multiplied by the result of (2) minus (3), where:

        (1) is the monthly cost of insurance rate per $1,000 of insurance;

        (2) is the number of thousands of Life Insurance Benefit for the Policy (as defined in the applicable Option 1, Option 2 or Option 3) divided by 1.0032737; and

        (3) is the number of thousands of Cash Value as of the Monthly Deduction Day (before this cost of insurance, and after the mortality and expense risk charge, any applicable Policy charge and the cost of any riders are subtracted).

     The monthly cost of insurance rate for a Policy is based on the sex, Attained Age, risk class, and number of years that the Policy or increment of Face Amount has been in force. Western Reserve reviews monthly cost of insurance rates on an ongoing basis (at least once every year) based on its expectations as to future mortality experience, investment earnings, persistency, taxes and other expenses. Any changes in cost of insurance rates are made on a uniform basis for Insureds of the same class as defined by sex, Attained Age, risk class, and Policy duration. Western Reserve guarantees that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the Guaranteed Maximum Cost of Insurance Rates set forth in the Policy.

     In connection with the cost of insurance rates guaranteed in the Policy, Western Reserve places Insureds into standard tobacco and standard non-tobacco risk classes. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Tobacco or Non-Tobacco Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of or additions to the 1980 CSO Tables. In connection with current cost of insurance rates, Western Reserve places Insureds into the following risk classes: age, sex, tobacco habit and health status, medical issue, simplified issue and guaranteed issue.

     Cost of insurance rates (whether guaranteed or current) for an Insured in a non-tobacco class are less than or equal to rates for an Insured of the same age and sex in a tobacco class. Cost of insurance rates (whether guaranteed or current) for an Insured in a non-tobacco or tobacco standard class are generally lower than guaranteed rates for an Insured of the same age and sex and tobacco status in a substandard class.

     Western Reserve does, however, also offer Policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult with their legal advisors to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, Western Reserve may offer Policies with unisex mortality tables to such prospective purchasers.

     SUPPLEMENTAL BENEFIT (RIDER) CHARGES. If any additional benefits are added to your Policy, Western Reserve will deduct charges for these benefits as part of the monthly deduction.

     MORTALITY AND EXPENSE RISK CHARGE. Western Reserve deducts a monthly charge from the Cash Value to compensate it for mortality and expense risks that it assumes under the Policy. For Policies issued on or after January 28, 2002, the monthly charge is equivalent to an effective annual rate of 0.70% in Policy Years 1-17, and an effective annual rate of 0.20% in Policy Years 18+. Different charges apply to Policies issued prior to January 28, 2002. The charge is calculated as a percentage of the average Cash Value on each Valuation Day during the Policy Month preceding the Monthly Deduction Day. The guaranteed rate for this charge is equivalent to an effective annual rate of 0.90% in all Policy Years.

     The mortality risk that Western Reserve assumes is the risk that Insureds, as a group, will live for a shorter period of time than Western Reserve estimated when it established the guaranteed costs of insurance rates in the Policy. Because of these guarantees, each Owner is assured that the morbidity of a particular Insured will not have an adverse effect on the Life Insurance Benefit Proceeds that a Beneficiary would receive. The expense risk that Western Reserve assumes is the risk that the monthly Policy charge (and any transfer charge imposed) may be insufficient to cover the actual expenses of administering the Policies. Western Reserve may make a profit from the mortality and expense risk charge, and may use such profit for any lawful purpose including paying distribution expenses.

ADMINISTRATIVE CHARGES

     PARTIAL WITHDRAWAL CHARGE. After the first Policy Year, you may apply for a partial withdrawal. On each partial withdrawal, Western Reserve imposes a processing charge equal to the lesser of $25 or 2% of the amount requested. Western Reserve deducts this charge on a pro-rata basis from the Subaccounts unless you provide other instructions.

     TRANSFER CHARGE. The first 12 transfers during each Policy Year are free. Western Reserve reserves the right to assess a transfer charge of $25 for each transfer in excess of 12 during a Policy Year. For the purposes of assessing the transfer charge, each written request of transfer is considered to be one transfer, regardless of the number of Subaccounts affected by the transfer. Western Reserve deducts the transfer charge from the amount being transferred. Transfers due to automatic asset rebalancing, loans or the expiration of the free-look period do not count as transfers for the purpose of assessing this charge.

PORTFOLIO EXPENSES

     The value of the net assets of each Subaccount reflects the investment advisory fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests. See the prospectuses for the Portfolios and the Summary of this prospectus for further information on these fees and expenses.

                      OTHER POLICY PROVISIONS AND BENEFITS

OWNERSHIP

     GENERAL. The Policy belongs to the Owner named in the application. An Owner may exercise all of the rights and options described in the Policy. The Insured is the Owner unless the application specifies a different person as Owner.

     CHANGING THE OWNER. The Owner may change the Owner by providing written notice to Western Reserve at the Administrative Office at any time while the Insured is alive and the Policy is in force. A change of ownership is effective as of the date that the written notice is signed; however, Western Reserve is not liable for payments it makes before it receives a written notice of a change in ownership at the Administrative Office. Changing the Owner does not automatically change the Beneficiary. A change in Owner may have significant tax consequences. You should consult a tax advisor before changing an Owner.

     SELECTING THE BENEFICIARY. The Owner designates the Beneficiary in the application. Any Beneficiary designation is revocable unless otherwise stated in the designation. Where more than one Beneficiary is designated, each Beneficiary shares in any Life Insurance Benefit Proceeds equally unless the Beneficiary designation states otherwise.

     CHANGING THE BENEFICIARY. The Owner may change the Beneficiary by providing a written notice to Western Reserve at the Administrative Office at any time while the Insured is alive and the Policy is in force. Any change of Beneficiary is effective as of the date the written notice is signed by the Owner, but Western Reserve is not liable for any payments it makes under the Policy prior to the time it receives written notice of any Beneficiary change at the Administrative office.

ASSIGNMENT

     While the Insured is living, the Owner may assign his or her rights under this Policy. Western Reserve is not bound by the assignment unless it receives a duplicate of the original assignment at the Administrative Office. Western Reserve is not responsible for the validity or sufficiency of any assignment and is not liable for any payment it makes before receipt of the duplicate original assignment at the Administrative Office. The Owner will maintain any rights of ownership that have not been assigned. An assignee may not change the Owner or the Beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in one sum. Any claim under any assignment is subject to proof of interest and the extent of the assignment. An assignment is subject to any Loan Amount. An assignment my have tax consequences.

WESTERN RESERVE'S RIGHT TO CONTEST THE POLICY

     Western Reserve has the right to contest the validity of the Policy or to resist a claim under it on the basis of any material misrepresentation of a fact stated in the application or any supplemental application. Western Reserve also has the right to contest the validity of any increase of Face Amount or other change to the Policy on the basis of any material misrepresentation of a fact stated in the application (or supplemental application) for such increase in coverage or change. In issuing this Policy, Western Reserve relies on all statements made by or for the Insured in the application or in a supplemental application. In the absence of fraud, Western Reserve considers statements made in the application(s) to be representations and not warranties.

     In the absence of fraud, Western Reserve cannot bring any legal action to contest the validity of the Policy after it has been in force during the lifetime of the Insured for two years from the Effective Date, or if reinstated, for two years from the date of reinstatement. Likewise, Western Reserve cannot contest any increase in coverage effective after the Effective Date, or any reinstatement thereof, after such increase or reinstatement has been in force during the lifetime of the Insured for two years from its effective date.

SUICIDE EXCLUSION

     If the Insured commits suicide, while sane or insane, within two years of the Effective Date, Western Reserve's liability is limited to an amount equal to the premiums paid, less any indebtedness and less any partial withdrawals paid. Western Reserve will pay this amount to the Beneficiary in one sum.

     If the Insured commits suicide, while sane or insane, within two years from the effective date of any increase in Face Amount or additional coverage rider, Western Reserve's liability with respect to that increase is limited to an amount equal to the cost of insurance attributable to the increase from the effective date of the increase to the date of death.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Insured has been stated incorrectly in the application or any supplemental application, Western Reserve will adjust the Life Insurance Benefit and any benefits provided by rider or endorsement it pays under this Policy to the amount that would have been payable at the correct age and sex based on the most recent deduction for cost of insurance and the cost of any benefits provided by rider or endorsement. If the age of the Insured has been overstated or understated, Western Reserve will calculate future monthly deductions using the cost of insurance (and the cost of benefits provided by rider or endorsement) based on the Insured's correct age and sex.

MODIFICATION OF THE POLICY

     Only the President, one of the Vice Presidents, Secretary or an officer of Western Reserve may modify this Policy or waive any of Western Reserve's rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind Western Reserve by making any promise not contained in this Policy.

     Upon notice to the Owner, Western Reserve may modify the Policy to:

        1. conform the Policy, Western Reserve's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, Western Reserve or the Separate Account is subject;

        2. assure continued qualification of the Policy as a life insurance contract under the Code; or

        3. reflect a change (permitted by the Policy) in the Separate Account's operation.

     In the event of any such modification, Western Reserve will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, the Policy provides that such provision be deemed to be amended to conform with such laws.

PAYMENTS BY WESTERN RESERVE

     Western Reserve usually pays the amounts of any surrender, partial withdrawals, Life Insurance Benefit Proceeds, or settlement options within seven business days after receipt of all applicable written notices and/or due proofs of death. However, Western Reserve can postpone such payments if:

        1. the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or

        2. the SEC permits, by an order, the postponement for the protection of Owners; or

        3. the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

     If a recent check or draft has been submitted, Western Reserve has the right to defer payment of surrenders, partial withdrawals, Life Insurance Benefit Proceeds, or payments under a settlement option until such check or draft has been honored.

     Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Western Reserve to reject a premium payment and/or block or "freeze" a policy. If these laws apply in a particular situation, then Western Reserve would not be allowed to process any request for withdrawals, surrenders, loans, transfers, or even to pay any Life Insurance Benefits. If a Policy is blocked or frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until instructions are received from the appropriate federal regulator.

REPORTS TO OWNERS

     Within 30 days after each Policy Anniversary, or more often as required by law, Western Reserve will mail to Owners at their last known address a report showing the following items as of the end of the report period:

        1.  the period covered by the report;

        2.  the current Cash Value and Net Cash Value;

        3.  the current Subaccount Values, and Loan Account Value;

        4.  the current Loan Amount;

        5. any premium payments, partial withdrawals, or surrenders made, Life Insurance Benefit Proceeds paid and charges deducted since the last report;

        6.  current Net Premium allocations; and

        7.  any other information required by law.

     Owners may request additional copies of reports from Western Reserve, but Western Reserve reserves the right to charge a fee for such additional copies. In addition, Western Reserve will send written confirmations of premium payments and other financial transactions requested by Owners. Owners will also be sent copies of the annual and semi-annual report to shareholders for each Portfolio in which they are indirectly invested.

CLAIMS OF CREDITORS

     Except as described in the Assignment section above, payments Western Reserve makes under the Policy are, to the extent permitted by law, exempt from the claims, attachments, or levies of any creditors.

DIVIDENDS

     The Policy is a non-participating policy on which no dividends are payable.

SUPPLEMENTAL BENEFITS AND/OR RIDERS

     The following supplemental benefits and/or riders are available and may be added to a Policy. Monthly charges for these benefits and/or riders are deducted from Cash Value as part of the monthly deduction. The supplemental benefits and/or riders available with the Policies provide fixed benefits that do not vary with the investment experience of the Separate Account.

     Term Insurance Rider. The Term Insurance Rider provides term insurance coverage for the Insured on a basis different from the coverage provided under the Policy. The Term Insurance Rider may be purchased at the time of application for the Policy or after the Policy is issued. The Term Insurance Rider increases the death benefit provided under the Policy by the Face Amount of the rider. The Term Insurance Rider terminates at age 100. Owners may reduce or cancel coverage under the Term Insurance Rider separately from reducing the Face Amount of a Policy. Likewise, the Face Amount of a Policy may be decreased, subject to certain minimums, without reducing the coverage under the Term Insurance Rider.

     Western Reserve reserves the right to discontinue the availability of any riders for new Policies at any time, and also reserves the right to modify the terms of any riders for new Policies, subject to approval by the state insurance departments.

STATE VARIATIONS

     Certain provisions of the Policy may differ from the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific variations. Any such state variations will be included in your Policy or in riders or endorsements attached to your Policy. See your agent or contact us for specific information that may be applicable in your state.

                           FEDERAL TAX CONSIDERATIONS

INTRODUCTION

     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Consult counsel or other competent tax advisors for more complete information. This discussion is based upon Western Reserve's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, Western Reserve believes that Policies issued on the basis of a standard rate class should satisfy the applicable requirements. There is less guidance, however, with respect to Policies issued on a substandard basis and it is not clear whether such Policies will in all cases satisfy the applicable requirements, particularly if the Owner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, Western Reserve may take appropriate steps to bring the Policy into compliance with such requirements and Western Reserve reserves the right to modify the Policy as necessary in order to do so.

     In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of separate accounts supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to variable account assets. There is little guidance in this area, and some features of the Policy, such as the flexibility of Owners to allocate premium payments and policy values, have not been explicitly addressed in published rulings. While Western Reserve believes that the Policy does not give Owners investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent the Owner from being treated as the owner of the Separate Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Subaccounts be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the Subaccounts, through the Portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. Western Reserve believes that the death benefit under a Policy should be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, an Owner will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "modified endowment contract."

     MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policy as to premium payments and benefits, the individual circumstances of each Policy will determine whether it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premium payments made during the first seven Policy Years. Certain changes in a Policy after it is issued could also cause it to be classified as a modified endowment contract. A current or prospective Owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a modified endowment contract.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as modified endowment contracts are subject to the following tax rules:

          (1) All distributions other than death benefits from a modified endowment contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the policy only after all gain has been distributed.

          (2) Loans taken from or secured by a Policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

          (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary or designated beneficiary.

     If a Policy becomes a modified endowment contract, distributions that occur during the Policy Year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not classified as a modified endowment contract are generally treated first as a recovery of the Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

     The tax consequences of loans from or secured by a Policy that is not a modified endowment contract are uncertain. You should consult a tax advisor before taking out a Policy loan.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

     INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     POLICY LOAN INTEREST. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, then the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.

     MULTIPLE POLICIES. All modified endowment contracts that are issued by Western Reserve (or its affiliates) to the same Owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

     CONTINUATION BEYOND AGE 100. If the Policy continues in force beyond the Insured's 100th birthday, the tax consequences are uncertain. You should consult a tax advisor as to those consequences.

     WITHHOLDING. To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally elect not to have tax withheld from distributions.

     OTHER POLICY OWNER TAX MATTERS. Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

     The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation of a beneficiary of, or the payment of proceeds to a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal state and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Policy.

POSSIBLE CHARGES FOR WESTERN RESERVE'S TAXES

     At the present time, Western Reserve makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the Subaccounts or to the policies. Western Reserve reserves the right to charge the Subaccounts for any future taxes or economic burden Western Reserve may incur.

            OTHER INFORMATION ABOUT THE POLICIES AND WESTERN RESERVE

SALE OF THE POLICIES

     The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation ("AFSG"), the principal underwriter of the Policy. AFSG, an affiliate of Western

Reserve, was incorporated under Pennsylvania law March 12, 1986, and is located at 4425 North River Boulevard, NE, Cedar Rapids, IA 52402, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. More information about AFSG is available at http:/www.nasdr.com or by calling 1-800-289-9999. The maximum sales commission payable to our agents or other registered representatives may vary with the sales agreement, but for Policies issued on or after May 1, 2001 it is not expected to be greater than: Premiums received up to Target Premium: 20% in Policy Year 1, 12% in Policy Year 2, 10% in Policy Years 3-5, 4.80% in Policy Years 6-7 and 2.40% in Policy Years 8+. Premiums received in excess of Target Premium: 3.20% in Policy Years 1-7 and 2.40% in Policy Years 8+. We will pay an additional sales commission of 0.10% of the Cash Value in the Subaccounts in all Policy Years. Different commissions apply for Policies issued prior to May 1, 2001. In addition, certain production, persistency and managerial bonuses, trips prizes and awards may be paid. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

     We intend to recoup commissions and other sales expenses through the fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the Policyowners or the Separate Account.

     We offer Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

VOTING PRIVILEGES

     Western Reserve is the legal owner of shares held by the Subaccounts and as such has the right to vote on all matters submitted to shareholders of the Portfolios. However, as required by law, Western Reserve votes Portfolio shares held in the Subaccounts at regular and special shareholder meetings of the Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccounts.

     The number of votes that an Owner has the right to instruct is calculated separately for each Subaccount, and may include fractional votes. While the Insured is still living and the Policy is in force, an Owner holds a voting interest in each Subaccount to which Net Premiums are allocated. For each Owner, the number of votes attributable to a Subaccount is determined by dividing the Owner's Subaccount Value by the net asset value per share of the Portfolio in which that Subaccount invests. The net asset value per share of each Portfolio is the value for each share of a Portfolio on any Valuation Day. The method of computing the net asset value per share is described in the prospectuses for the Portfolios.

     The number of votes available to an Owner or person receiving payments under the Policy is determined as of the date coinciding with the date established by the Portfolio for determining shareholders eligible to vote at the relevant meeting of the Portfolio's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Portfolio. Each Owner or other person having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Portfolio in which that Subaccount invests.

     Portfolio shares as to which no timely instructions are received and shares held by Western Reserve in a Subaccount as to which no Owner or other person has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Policies participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter. Certain actions affecting the Separate Account may require Owner approval. In that case, an Owner will be entitled to vote in proportion to his or her Subaccount Value.

     Western Reserve may, if required by state insurance regulators, disregard voting instructions if such instructions would require Portfolio shares to be voted so as to cause a change in sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment management agreement or an investment advisory agreement. In addition, Western Reserve may under certain circumstances disregard voting instructions that would require changes in an investment management agreement, investment manager, an investment advisory agreement or an investment adviser of a Portfolio, provided that Western Reserve reasonably disapproves of such changes in accordance with applicable regulations under the 1940 Act. If Western Reserve ever disregards voting instructions, you will be advised of that action and of the reasons for such action in the next semi-annual report for the appropriate Portfolio.

WESTERN RESERVE'S DIRECTORS AND OFFICERS

     We are governed by a board of directors. The following table sets forth the name, address and principal occupation during the past five years of each of our directors.

                              BOARD OF DIRECTORS**


                                                                           PRINCIPAL OCCUPATION DURING PAST 5
          NAME AND ADDRESS               POSITION WITH WESTERN RESERVE                    YEARS

  Brenda K. Clancy                     Director and Vice President         Director and VP (6/2002 - present)
  4333 Edgewood Road, NE                                                   of WRL; Senior VP (2000 - present)
  Cedar Rapids, Iowa 52499                                                 and Director (1999 - present) of
                                                                           TOLIC; Senior VP, Corporate (1991 -
                                                                           present), Treasurer and CFO (1996 -
                                                                           present) of TLIC.
  Paul Reaburn                         Director and Vice President         Director and VP (6/2002 - present)
  4333 Edgewood Road, NE                                                   of WRL; COO (1/2000 - present), CFO
  Cedar Rapids, Iowa 52499                                                 (10/1997 - 1/2000) of AEGON USA,
                                                                           Inc.; VP and Actuary (1/1995 -
                                                                           10/1997) of IOF Foresters, Toronto,
                                                                           Canada.
  Kevin Bachmann                       Director and Vice President         Director (6/2002 - present), VP
  570 Carillon Parkway                                                     (6/1998 - present) of WRL; VP-
  St. Petersburg, Florida 33716                                            Advanced Marketing (3/1996 -
                                                                           6/1998) of Life Investors Insurance
                                                                           Company; VP - Operations and
                                                                           Director (10/1994 - 3/1996) of
                                                                           Massachusetts Fidelity Trust Co.;
                                                                           Manager - Tax and Technical (5/1992
                                                                           -10/1994) of AEGON Corporate.
  Jerome C. Vahl                       Director and President              Director and President (12/99 -
  4333 Edgewood Rd., NE                                                    present), Executive VP (6/98 -
  Cedar Rapids, IA 52499                                                   12/99), VP (12/95 - 6/98),
                                                                           Assistant VP(1994 - 1995) of WRL;
                                                                           Executive VP (9/00 - present) of
                                                                           IDEX Funds; Director (3/00 -
                                                                           present) of Great Cos., Director
                                                                           (11/99 - present) of ATFS and ATFA;
                                                                           VP (12/01 - present) of AEGON USA,
                                                                           Inc.
  Michael W. Kirby                     Chairman of the Board and Chief     Chairman of the Board (6/2002 -
  4333 Edgewood Rd NE                  Executive Officer                   present), CEO (12/01 - present) of
  Cedar Rapids, IA 52499                                                   WRL; President (2001 - present) of
                                                                           Life Investors Insurance Company of
                                                                           America and Individual Division of
                                                                           AEGON; Executive VP (1999 - 2001)
                                                                           National VP (1996 - 1999), VP
                                                                           (1995 - 1996), Regional Director
                                                                           (1990 - 1995), and Twin Career
                                                                           Agent (1988 - 1989) of Life
                                                                           Investors.

** Western Reserve = WRL
   AEGON/Transamerica Series Fund, Inc. = Series Fund
   IDEX Mutual Funds = IDEX Funds
   AEGON/Transamerica Fund Advisers, Inc. = ATFA
   AEGON/Transamerica Fund Services, Inc. = ATFS
   Great Companies, L.L.C. = Great Cos.

    The following table gives the name, address and principal occupation during the past five years of the principal officers of Western Reserve (other than officers listed above as directors).

                              PRINCIPAL OFFICERS**


                                                                           PRINCIPAL OCCUPATION DURING PAST 5
          NAME AND ADDRESS               POSITION WITH WESTERN RESERVE                    YEARS

  Alan M. Yaeger*                      Executive Vice President,           Executive VP (1993 - present) of
                                       Actuary and Chief Financial         Series Fund; Director (9/96 -
                                       Officer                             present) of ATFA; Director (9/96 -
                                                                           present) of ATFS.
  Herb T. Collins*                     Executive Vice President            Executive VP (1996 - present),
                                                                           Chief Administrative Officer (1996
                                                                           -7/00) of WRL; VP, Administration
                                                                           (1986 - 1996) of Monumental Life
                                                                           Insurance Company.
  William H. Geiger*                   Senior Vice President, Secretary,   Senior VP, Secretary, Corporate
                                       Corporate Counsel and Group Vice    Counsel, and Group VP -- Compliance
                                       President -- Compliance             (1998 - present); Senior VP,
                                                                           Secretary, General Counsel and
                                                                           Group VP -- Compliance (1996 -
                                                                           1998), Senior VP, Secretary, and
                                                                           General Counsel (1990 - 1996) of
                                                                           WRL; Group VP -- Compliance and
                                                                           Corporate Counsel (1996 - present)
                                                                           of AUSA Life Insurance Company,
                                                                           Inc., Bankers United Life Assurance
                                                                           Company, Life Investors Insurance
                                                                           Company of America, Monumental Life
                                                                           Insurance Company and Transamerica
                                                                           Life Insurance Company.***
  Allan J. Hamilton*                   Vice President, Treasurer and       VP and Controller (8/87 - present),
                                       Controller                          Treasurer (2/97 - present) of WRL;
                                                                           Treasurer and Chief Financial
                                                                           Officer (2/97 - present) of Series
                                                                           Fund; VP and Controller (3/99 -
                                                                           present) of ATFA.
  Terry L. Garvin*                     Senior Vice President and Chief     Senior VP and Chief Marketing
                                       Marketing Officer                   Officer (9/00 - present), VP and
                                                                           Chief Marketing Officer (12/95 -
                                                                           9/00) of WRL.

  * Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.

 ** Western Reserve = WRL
    AEGON/Transamerica Series Fund, Inc. = Series Fund
    IDEX Mutual Funds = IDEX Funds
    AEGON/Transamerica Fund Advisers, Inc. = ATFA
    AEGON/Transamerica Fund Services, Inc. = ATFS
    Great Companies, L.L.C. = Great Cos.

*** Transamerica Life Insurance Company previously was known as PFL Life
    Insurance Company. Each of the companies listed for the position held by Mr. Geiger from 1996 to the present is a subsidiary of AEGON USA, Inc.


                                                                           PRINCIPAL OCCUPATION DURING PAST
          NAME AND ADDRESS               POSITION WITH WESTERN RESERVE                 5 YEARS

  Carolyn M. Johnson*                  Senior Vice President and Chief     Senior VP and Chief Operations
                                       Operations Officer                  Officer (9/00 - present), VP
                                                                           (3/98 - 9/00) of WRL; VP (8/98 -
                                                                           present) of Life Investors
                                                                           Insurance Company of America; VP
                                                                           (6/98 - present) of Peoples
                                                                           Benefit Life Insurance Company;
                                                                           VP (11/97 - present) of
                                                                           Transamerica Life Insurance
                                                                           Company (formerly, PFL Life
                                                                           Insurance Company); VP (2/00 -
                                                                           present) of Transamerica
                                                                           Occidental Life Insurance
                                                                           Company; (2/00 - present) of
                                                                           Transamerica Life Insurance and
                                                                           Annuity Company; VP (12/97 -
                                                                           present), Responsible Officer
                                                                           (9/99 - present), of Monumental
                                                                           Life Insurance Company.
  Thomas R. Moriarty*                  Senior Vice President               VP (6/93 - 12/99) of WRL;
                                                                           Director, President and CEO
                                                                           (11/99 - present) of AEGON Asset
                                                                           Management Services, Inc.;
                                                                           Executive VP, Treasurer and
                                                                           Principal Financial Officer
                                                                           (9/00 - present) of IDEX Funds;
                                                                           VP (6/99 - present) of AFSG
                                                                           Securities Corporation; Chairman
                                                                           of the Board, CEO and President
                                                                           (7/99 - present), Senior VP
                                                                           (6/91 - 7/99) of
                                                                           InterSecurities, Inc.
  Thomas E. Pierpan*                   Senior Vice President, General      Senior VP and General Counsel
                                       Counsel and Assistant Secretary     (12/99 - present), VP (12/93 -
                                                                           12/99), Counsel (4/95 - 1/97),
                                                                           Associate General Counsel (1/97
                                                                           -12/99), Assistant VP (11/92 -
                                                                           12/93) of WRL; VP (3/95 -
                                                                           present), Assistant Secretary
                                                                           (3/95 - 12/97 and 12/99 -
                                                                           present), Associate General
                                                                           Counsel and Secretary (12/97 -
                                                                           12/99) of Series Fund.

* Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.


                                                                           PRINCIPAL OCCUPATION DURING PAST
          NAME AND ADDRESS               POSITION WITH WESTERN RESERVE                 5 YEARS

  Tim Stonehocker****                  Senior Vice President               Senior VP, WFG Business Unit
                                                                           (2000 - present); President
                                                                           (1997 - 2000) of Academy Life
                                                                           Insurance Company; VP (1997 -
                                                                           present) of Life Investors
                                                                           Insurance Company of America; VP
                                                                           (1997 - present) of Bankers
                                                                           United Life Assurance Company;
                                                                           VP (1997 - present) of
                                                                           Transamerica Life Insurance
                                                                           Company (formerly, PFL Life
                                                                           Insurance Company).

**** 11315 Johns Creek Parkway, Duluth, Georgia 30097.

     Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million.

ADDITIONAL INFORMATION

     A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

     The financial statements of WRL Series Life Corporate Account as of December 31, 2001 and for the periods indicated thereon, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

     The statutory-basis financial statements and schedules of Western Reserve at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The financial statements and schedules referred to above are included in reliance upon such reports, given on the authority of such firms as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Matthew A. Monson whose opinion is filed as an exhibit to the registration statement.

LEGAL MATTERS

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

LEGAL PROCEEDINGS

     Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the Separate Account, on AFSG's ability to perform under its principal Underwriting Agreement, or Western Reserve's ability to meet its obligations under the Policy.

FINANCIAL STATEMENTS

     The financial statements and schedules of Western Reserve and the financial statements of the Separate Account appear on the following pages. The financial statements and schedules of Western Reserve should be distinguished from financial statements of the Separate Account and should be considered only as bearing upon Western Reserve's ability to meet its obligations under the Policies.

     Western Reserve's financial statements and schedules as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

INDEX TO FINANCIAL STATEMENTS

WRL SERIES LIFE CORPORATE ACCOUNT

Balance Sheets as of March 31, 2002 (unaudited)

Statements of Operations as of March 31, 2002 (unaudited)

Statements of Changes in Contract Owners' Equity as of March 31, 2002
(unaudited)

Notes to Financial Statements

WRL SERIES LIFE CORPORATE ACCOUNT

Report of Independent Auditors dated February 1, 2002

Balance Sheets at December 31, 2001

Statements of Operations for the year ended December 31, 2001

Statements of Changes in Contract Owners' Equity for the year ended December 31, 2001

Notes to Financial Statements

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Statutory-Basis Balance Sheets for three months ended March 31, 2002

Statutory-Basis Statements of Operations for three months ended March 31, 2002

Statutory-Basis Statements of Changes in Capital and Surplus for three months ended March 31, 2002

Statutory-Basis Statements of Cash Flow for three months ended March 31, 2002

Notes to Statutory-Basis Financial Statements

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Report of Independent Auditors dated February 15, 2002

Statutory-Basis Balance Sheets at December 31, 2001 and 2000

Statutory-Basis Statements of Operations for the years ended December 31, 2001, 2000, and 1999

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2001, 2000, and 1999

Statutory-Basis Statements of Cash Flow for the years ended December 31, 2001, 2000, and 1999

Notes to Statutory-Basis Financial Statements

Statutory-Basis Financial Statement Schedules

                              FINANCIAL STATEMENTS

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

            FOR PERIOD ENDING JANUARY 1, 2002 -- MARCH 31, 2002 AND
                          YEAR ENDED DECEMBER 31, 2001

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

                              FINANCIAL STATEMENTS

               FOR PERIOD ENDING JANUARY 1 -- MARCH 31, 2002 AND
                          YEAR ENDED DECEMBER 31, 2001

                                    CONTENTS

Financial Statements For Period Ending January 1 -- March
  31, 2002
Statements of Assets and Liabilities........................      2
Statements of Operations....................................     14
Statements of Changes in Net Assets.........................     24
Notes to Financial Statements...............................     44
Financial Statements -- Year Ended December 31, 2001
Statements of Assets and Liabilities........................      2
Statements of Operations....................................     10
Statements of Changes in Net Assets.........................     22
Notes to Financial Statements...............................     33

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                      STATEMENTS OF ASSETS AND LIABILITIES
                 PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002

                                                  SMALL CAP    EQUITY 500   EAFE EQUITY      GROWTH
                                                    INDEX        INDEX         INDEX      OPPORTUNITIES   CONTRAFUND     GROWTH
                                       TOTAL      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                     ----------   ----------   ----------   -----------   -------------   ----------   ----------
ASSETS
Cash...............................  $       --    $     --    $       --     $    --        $    --       $     --     $     --
Investment in mutual funds, at
  current market value:
  Deutsche Asset Management VIT
    Funds Small Cap Index Fund.....     165,821     165,821            --          --             --             --           --
    Equity 500 Index Fund..........   6,621,415          --     6,621,415          --             --             --           --
    EAFE Equity Index Fund.........      10,582                        --      10,582             --             --           --
  Fidelity Variable Insurance
    Products Funds Growth
    Opportunities Portfolio........          --          --            --          --             --             --           --
    Contrafund Portfolio...........     450,479          --            --          --             --        450,479           --
    Growth Portfolio...............     752,530          --            --          --             --             --      752,530
    Balanced Portfolio.............      82,280          --            --          --             --             --           --
    High Income Portfolio..........   1,057,609          --            --          --             --             --           --
    Money Market Portfolio.........   7,383,051          --            --          --             --             --           --
  T. Rowe Price Equity Series, Inc.
    T. Rowe Price Mid-Cap Growth
      Portfolio....................   2,146,055          --            --          --             --             --           --
    T. Rowe Price Equity Income
      Portfolio....................   4,370,804          --            --          --             --             --           --
    T. Rowe Price New America
      Growth Portfolio.............          --          --            --          --             --             --           --
    T. Rowe Price Blue Chip
      Growth.......................   2,217,346          --            --          --             --             --           --
  T. Rowe Price International
    Series, Inc.
    T. Rowe Price International
      Stock Portfolio..............      99,774          --            --          --             --             --           --
  Janus Aspen Series
    Growth Portfolio...............     148,031          --            --          --             --             --           --
    Capital Appreciation
      Portfolio....................   2,713,543          --            --          --             --             --           --
    Worldwide Growth Portfolio.....   2,912,962          --            --          --             --             --           --
    Flexible Income................          --          --            --          --             --             --           --
    Aggressive Growth..............     692,709          --            --          --             --             --           --
    International Growth...........      71,231          --            --          --             --             --           --
  INVESCO Variable Investment
    Funds, Inc.
    INVESCO VIF -- Market Neutral
      Fund.........................          --          --            --          --             --             --           --
    INVESCO VIF -- Dynamics Fund...     904,174          --            --          --             --             --           --
    INVESCO VIF -- Health Sciences
      Fund.........................      59,336          --            --          --             --             --           --
    INVESCO VIF -- Technology
      Fund.........................     124,245          --            --          --             --             --           --
    INVESCO VIF -- Small Company
      Growth Fund..................   1,503,426          --            --          --             --             --           --
    INVESCO VIF -- Blue Chip Growth
      Fund.........................   1,737,554          --            --          --             --             --           --
    INVESCO
      VIF -- Telecommunications
      Fund.........................      82,650          --            --          --             --             --           --
    INVESCO VIF -- Financial
      Services Fund................       8,003          --            --          --             --             --           --
  PIMCO Variable Insurance
    Trust-Inst. Short-Term Bond
    Portfolio......................     734,751          --            --          --             --             --           --
    Total Return Bond Portfolio....   9,043,119          --            --          --             --             --           --
    StocksPLUS Growth and Income
      Portfolio....................     486,125          --            --          --             --             --           --
  The Universal Institutional
    Funds, Inc.
    Mid Cap Value..................          --          --            --          --             --             --           --
    Emerging Markets Equity........          --          --            --          --             --             --           --
    Emerging Markets Debt..........          --          --            --          --             --             --           --
    US Real Estate.................          --          --            --          --             --             --           --
  Vanguard Variable Insurance Fund,
    Inc.
    Vanguard VIF Money Market......   3,958,780          --            --          --             --             --           --
    Vanguard VIF High-Grade Bond...     551,623          --            --          --             --             --           --
    Vanguard VIF High-Yield Bond...      59,997          --            --          --             --             --           --
    Vanguard VIF Short-Term
      Corporate....................      38,571          --            --          --             --             --           --
    Vanguard VIF Balanced..........     570,941          --            --          --             --             --           --
    Vanguard VIF Diversified
      Value........................      22,098          --            --          --             --             --           --
    Vanguard VIF Equity Income.....     113,825          --            --          --             --             --           --
    Vanguard VIF Equity Index......   1,375,070          --            --          --             --             --           --

0110-0237837

                                             T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE                   T. ROWE PRICE
                                  MONEY         MID-CAP         EQUITY        NEW AMERICA    T. ROWE PRICE   INTERNATIONAL
      BALANCED    HIGH INCOME     MARKET        GROWTH          INCOME          GROWTH         BLUE CHIP         STOCK
     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        GROWTH        SUBACCOUNT
     ----------   -----------   ----------   -------------   -------------   -------------   -------------   -------------
      $    --     $       --    $       --    $       --      $       --          $--         $       --        $    --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
       82,280             --            --            --              --          --                  --             --
           --      1,057,609            --            --              --          --                  --             --
           --             --     7,383,051            --              --          --                  --             --
           --             --            --     2,146,055              --          --                  --             --
           --             --            --            --       4,370,804          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --           2,217,346             --
           --             --            --            --              --          --                  --         99,774
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --
           --             --            --            --              --          --                  --             --


     JANUS ASPEN
       GROWTH
     SUBACCOUNT
     -----------
      $     --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
       148,031
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                      STATEMENTS OF ASSETS AND LIABILITIES
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                  SMALL CAP    EQUITY 500   EAFE EQUITY      GROWTH
                                                    INDEX        INDEX         INDEX      OPPORTUNITIES   CONTRAFUND     GROWTH
                                       TOTAL      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                    -----------   ----------   ----------   -----------   -------------   ----------   ----------
    Vanguard VIF Growth...........       68,034          --            --          --            --              --            --
    Vanguard VIF Mid-Cap Index....       92,582          --            --          --            --              --            --
    Vanguard VIF REIT Index.......       48,795          --            --          --            --              --            --
    Vanguard VIF Small Company
      Growth......................      699,910          --            --          --            --              --            --
    Vanguard VIF International....      132,980          --            --          --            --              --            --
  Royce Capital Fund
    Royce Micro-Cap...............           --          --            --          --            --              --            --
    Royce Small-Cap...............           --          --            --          --            --              --            --
                                    -----------    --------    ----------     -------         -----        --------    ----------
Total Investment in mutual
  funds...........................  $54,312,811     165,821     6,621,415      10,582             0         450,479       752,530
                                    ===========    ========    ==========     =======         =====        ========    ==========
Total Assets......................  $54,312,811    $165,821    $6,621,415     $10,582         $  --        $450,479    $  752,530
                                    ===========    ========    ==========     =======         =====        ========    ==========
Liabilities:
  Contract terminations payable...  $    (5,090)   $      1    $     (332)    $    --         $  --        $      1    $     (381)
                                    -----------    --------    ----------     -------         -----        --------    ----------
                                    $54,317,901    $165,820    $6,621,747     $10,582         $  --        $450,478    $  752,911
                                    ===========    ========    ==========     =======         =====        ========    ==========
Net Assets:
  Accumulation units..............  $54,317,901     165,820     6,621,747      10,582            --         450,478       752,911
                                    -----------    --------    ----------     -------         -----        --------    ----------
      Total net assets............  $54,317,901    $165,820    $6,621,747     $10,582         $  --        $450,478    $  752,911
                                    ===========    ========    ==========     =======         =====        ========    ==========
      Units Outstanding...........   61,361,357     158,854     8,124,245      16,481             0         520,642     1,020,783
                                    ===========    ========    ==========     =======         =====        ========    ==========
      Unit Value (accumulation)...                 $   1.04    $     0.82     $  0.64         $0.72        $   0.87    $     0.74
                                                   ========    ==========     =======         =====        ========    ==========

See accompanying notes.

0110-0237837

                                             T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE                   T. ROWE PRICE
                                  MONEY         MID-CAP         EQUITY        NEW AMERICA    T. ROWE PRICE   INTERNATIONAL
      BALANCED    HIGH INCOME     MARKET        GROWTH          INCOME          GROWTH         BLUE CHIP         STOCK
     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        GROWTH        SUBACCOUNT
     ----------   -----------   ----------   -------------   -------------   -------------   -------------   -------------
           --             --            --            --              --            --                --             --
           --             --            --            --              --            --                --             --
           --             --            --            --              --            --                --             --
           --             --            --            --              --            --                --             --
           --             --            --            --              --            --                --             --
           --             --            --            --              --            --                --             --
           --             --            --            --              --            --                --             --
      -------     ----------    ----------    ----------      ----------         -----        ----------       --------
       82,280      1,057,609     7,383,051     2,146,055       4,370,804             0         2,217,346         99,774
      =======     ==========    ==========    ==========      ==========         =====        ==========       ========
      $82,280     $1,057,609    $7,383,051    $2,146,055      $4,370,804         $  --        $2,217,346       $ 99,774
      =======     ==========    ==========    ==========      ==========         =====        ==========       ========
      $    --     $       (2)   $     (365)   $       36      $     (432)        $  --        $       42       $     --
      -------     ----------    ----------    ----------      ----------         -----        ----------       --------
      $82,280     $1,057,611    $7,383,416    $2,146,019      $4,371,236         $  --        $2,217,304       $ 99,774
      =======     ==========    ==========    ==========      ==========         =====        ==========       ========
       82,280      1,057,611     7,383,416     2,146,019       4,371,236            --         2,217,304         99,774
      -------     ----------    ----------    ----------      ----------         -----        ----------       --------
      $82,280     $1,057,611    $7,383,416    $2,146,019      $4,371,236         $  --        $2,217,304       $ 99,774
      =======     ==========    ==========    ==========      ==========         =====        ==========       ========
       85,744      1,523,114     6,639,954     1,974,476       3,602,644             0         2,589,903        150,718
      =======     ==========    ==========    ==========      ==========         =====        ==========       ========
      $  0.96     $     0.69    $     1.11    $     1.09      $     1.21         $0.78        $     0.86       $   0.66
      =======     ==========    ==========    ==========      ==========         =====        ==========       ========


     JANUS ASPEN
       GROWTH
     SUBACCOUNT
     -----------
            --
            --
            --
            --
            --
            --
            --
      --------
       148,031
      ========
      $148,031
      ========
      $     --
      --------
      $148,031
      ========
       148,031
      --------
      $148,031
      ========
       224,224
      ========
      $   0.66
      ========

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                      STATEMENTS OF ASSETS AND LIABILITIES
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                                                                                       INVESCO
                               JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN    JANUS ASPEN     INVESCO        VIF--
                                 CAPITAL       WORLDWIDE     FLEXIBLE     AGGRESSIVE    INTERNATIONAL     VIF--         HEALTH
                               APPRECIATION     GROWTH        INCOME        GROWTH         GROWTH        DYNAMICS      SCIENCES
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                               ------------   -----------   -----------   -----------   -------------   ----------   ------------
ASSETS
Cash.........................   $       --    $       --     $     --      $     --        $    --       $     --      $    --
Investment in mutual funds,
  at current market value:
  Deutsche Asset Management
    VIT Funds
    Small Cap Index Fund.....           --            --           --            --             --             --           --
    Equity 500 Index Fund....           --            --           --            --             --             --           --
    EAFE Equity Index Fund...           --            --           --            --             --             --           --
  Fidelity Variable Insurance
    Products Funds
    Growth Opportunities
      Portfolio..............           --            --           --            --             --             --           --
    Contrafund Portfolio.....           --            --           --            --             --             --           --
    Growth Portfolio.........           --            --           --            --             --             --           --
    Balanced Portfolio.......           --            --           --            --             --             --           --
    High Income Portfolio....           --            --           --            --             --             --           --
    Money Market Portfolio...           --            --           --            --             --             --           --
  T. Rowe Price Equity
    Series, Inc.
    T. Rowe Price Mid-Cap
      Growth Portfolio.......           --            --           --            --             --             --           --
    T. Rowe Price Equity
      Income Portfolio.......           --            --           --            --             --             --           --
    T. Rowe Price New America
      Growth Portfolio.......           --            --           --            --             --             --           --
    T. Rowe Price Blue Chip
      Growth.................           --            --           --            --             --             --           --
  T. Rowe Price International
    Series, Inc.
    T. Rowe Price
      International Stock
      Portfolio..............           --            --           --            --             --             --           --
  Janus Aspen Series
    Growth Portfolio.........           --            --           --            --             --             --           --
    Capital Appreciation
      Portfolio..............    2,713,543            --           --            --             --             --           --
    Worldwide Growth
      Portfolio..............           --     2,912,962           --            --             --             --           --
    Flexible Income..........           --            --           --            --             --             --           --
    Aggressive Growth........           --            --           --       692,709             --             --           --
    International Growth.....           --            --           --            --         71,231             --           --
  INVESCO Variable Investment
    Funds, Inc.
    INVESCO VIF -- Market
      Neutral Fund...........           --            --           --            --             --             --           --
    INVESCO VIF-- Dynamics
      Fund...................           --            --           --            --             --        904,174           --
    INVESCO VIF-- Health
      Sciences Fund..........           --            --           --            --             --             --       59,336
    INVESCO VIF-- Technology
      Fund...................           --            --           --            --             --             --           --
    INVESCO VIF-- Small
      Company Growth Fund....           --            --           --            --             --             --           --
    INVESCO VIF-- Blue Chip
      Growth Fund............           --            --           --            --             --             --           --
    INVESCO
     VIF-- Telecommunications
      Fund...................           --            --           --            --             --             --           --
    INVESCO VIF-- Financial
      Services Fund..........           --            --           --            --             --             --           --
  PIMCO Variable Insurance
    Trust-Inst.
    Short-Term Bond
    Portfolio................           --            --           --            --             --             --           --
    Total Return Bond
      Portfolio..............           --            --           --            --             --             --           --
    StocksPLUS Growth and
      Income Portfolio.......           --            --           --            --             --             --           --
  The Universal Institutional
    Funds, Inc.
    Mid Cap Value............           --            --           --            --             --             --           --
    Emerging Markets
      Equity.................           --            --           --            --             --             --           --
    Emerging Markets Debt....           --            --           --            --             --             --           --
    US Real Estate...........           --            --           --            --             --             --           --
  Vanguard Variable Insurance
    Fund, Inc.
    Vanguard VIF Money
      Market.................           --            --           --            --             --             --           --
    Vanguard VIF High-Grade
      Bond...................           --            --           --            --             --             --           --
    Vanguard VIF High-Yield
      Bond...................           --            --           --            --             --             --           --
    Vanguard VIF Short-Term
      Corporate..............           --            --           --            --             --             --           --
    Vanguard VIF Balanced....           --            --           --            --             --             --           --
    Vanguard VIF Diversified
      Value..................           --            --           --            --             --             --           --
    Vanguard VIF Equity
      Income.................           --            --           --            --             --             --           --
    Vanguard VIF Equity
      Index..................           --            --           --            --             --             --           --

0110-0237837

                   INVESCO
                    VIF--                                         INVESCO
      INVESCO       SMALL       INVESCO                            VIF--                                       STOCKSPLUS
       VIF--       COMPANY       VIF--        INVESCO VIF--      FINANCIAL                                      GROWTH &
     TECHNOLOGY     GROWTH       GROWTH     TELECOMMUNICATIONS    SERVICES     SHORT-TERM     TOTAL RETURN       INCOME
     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
     ----------   ----------   ----------   ------------------   ----------   ------------   ---------------   ----------
     $       --   $       --   $       --         $   --          $     --     $       --       $     --        $     --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
                          --           --             --                --             --             --              --
             --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
        124,245           --           --             --                --             --             --              --
             --    1,503,426           --             --                --             --             --              --
             --           --    1,737,554             --                --             --             --              --
             --           --           --         82,650                --             --             --              --
             --           --           --             --             8,003             --             --              --
             --           --           --             --                --        734,751             --              --
             --           --           --             --                --             --      9,043,119              --
             --           --           --             --                --             --             --         486,125
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --
             --           --           --             --                --             --             --              --


      MID CAP
       VALUE
     SUBACCOUNT
     ----------
      $     --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --
            --

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                      STATEMENTS OF ASSETS AND LIABILITIES
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                                                                                       INVESCO
                               JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN    JANUS ASPEN     INVESCO        VIF--
                                 CAPITAL       WORLDWIDE     FLEXIBLE     AGGRESSIVE    INTERNATIONAL     VIF--         HEALTH
                               APPRECIATION     GROWTH        INCOME        GROWTH         GROWTH        DYNAMICS      SCIENCES
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                               ------------   -----------   -----------   -----------   -------------   ----------   ------------
    Vanguard VIF Growth......           --            --          --              --            --              --          --
    Vanguard VIF Mid-Cap
      Index..................           --            --          --              --            --              --          --
    Vanguard VIF REIT
      Index..................           --            --          --              --            --              --          --
    Vanguard VIF Small
      Company Growth.........           --            --          --              --            --              --          --
    Vanguard VIF
      International..........           --            --          --              --            --              --          --
  Royce Capital Fund
    Royce Micro-Cap..........           --            --          --              --            --              --          --
    Royce Small-Cap..........           --            --          --              --            --              --          --
                                ----------    ----------       -----      ----------       -------      ----------     -------
Total Investment in mutual
  funds......................    2,713,543     2,912,962           0         692,709        71,231         904,174      59,336
                                ----------    ----------       -----      ----------       -------      ----------     -------
Total Assets.................   $2,713,543    $2,912,962       $  --      $  692,709       $71,231      $  904,174     $59,336
                                ==========    ==========       =====      ==========       =======      ==========     =======
Liabilities:
  Contract terminations
    payable..................   $     (353)   $     (131)      $   3      $       --       $    --      $     (162)    $(1,577)
                                ----------    ----------       -----      ----------       -------      ----------     -------
                                $2,713,896    $2,913,093       $  (3)     $  692,709       $71,231      $  904,336     $60,913
                                ==========    ==========       =====      ==========       =======      ==========     =======
Net Assets:
  Accumulation units.........    2,713,896     2,913,093          (3)        692,709        71,231         904,336      60,913
                                ----------    ----------       -----      ----------       -------      ----------     -------
      Total net assets.......   $2,713,896    $2,913,093       $  (3)     $  692,709       $71,231      $  904,336     $60,913
                                ==========    ==========       =====      ==========       =======      ==========     =======
      Units Outstanding......    4,156,273     4,341,822           0       1,320,333        97,416       1,377,069      58,422
                                ==========    ==========       =====      ==========       =======      ==========     =======
      Unit Value
        (accumulation).......   $     0.65    $     0.67       $1.10      $     0.52       $  0.73      $     0.66     $  1.04
                                ==========    ==========       =====      ==========       =======      ==========     =======

See accompanying notes.

0110-0237837

                   INVESCO
                    VIF--                                         INVESCO
      INVESCO       SMALL       INVESCO          INVESCO           VIF--                                       STOCKSPLUS
       VIF--       COMPANY       VIF--            VIF--          FINANCIAL                                      GROWTH &
     TECHNOLOGY     GROWTH       GROWTH     TELECOMMUNICATIONS    SERVICES     SHORT-TERM     TOTAL RETURN       INCOME
     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
     ----------   ----------   ----------   ------------------   ----------   ------------   ---------------   ----------
            --            --           --             --               --             --               --             --
            --            --           --             --               --             --               --             --
            --            --           --             --               --             --               --             --
            --            --           --             --               --             --               --             --
            --            --           --             --               --             --               --             --
                          --           --             --               --             --               --             --
            --
            --            --           --             --               --             --               --             --
      --------    ----------   ----------        -------           ------       --------       ----------       --------
       124,245     1,503,426    1,737,554         82,650            8,003        734,751        9,043,119        486,125
      --------    ----------   ----------        -------           ------       --------       ----------       --------
      $124,245    $1,503,426   $1,737,554        $82,650           $8,003       $734,751       $9,043,119       $486,125
      ========    ==========   ==========        =======           ======       ========       ==========       ========
      $      1    $     (367)  $     (167)       $     3           $   --       $    (51)      $     (884)      $     21
      --------    ----------   ----------        -------           ------       --------       ----------       --------
      $124,244    $1,503,793   $1,737,721        $82,647           $8,003       $734,802       $9,044,003       $486,104
      ========    ==========   ==========        =======           ======       ========       ==========       ========
       124,244     1,503,793    1,737,721         82,647            8,003        734,802        9,044,003        486,104
      --------    ----------   ----------        -------           ------       --------       ----------       --------
      $124,244    $1,503,793   $1,737,721        $82,647           $8,003       $734,802       $9,044,003       $486,104
      ========    ==========   ==========        =======           ======       ========       ==========       ========
       306,411     2,221,477    4,325,154        318,456            6,411        657,262        7,567,665        590,041
      ========    ==========   ==========        =======           ======       ========       ==========       ========
      $   0.41    $     0.68   $     0.40        $  0.26           $ 1.25       $   1.12       $     1.20       $   0.82
      ========    ==========   ==========        =======           ======       ========       ==========       ========


      MID CAP
       VALUE
     SUBACCOUNT
     ----------
          --
          --
          --
          --
          --
          --
          --
       -----
           0
       -----
       $  --
       =====
       $  --
       -----
       $  --
       =====
          --
       -----
       $  --
       =====
           0
       =====
       $0.98
       =====

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                      STATEMENTS OF ASSETS AND LIABILITIES
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                  EMERGING     EMERGING     VANGUARD    VANGUARD VIF   VANGUARD VIF   VANGUARD VIF
                                  MARKETS      MARKETS     VIF MONEY     TOTAL BOND     HIGH-YIELD     SHORT-TERM      VANGUARD
                                   EQUITY        DEBT        MARKET     MARKET INDEX       BOND        CORPORATE     VIF BALANCED
                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ----------   ----------   ----------   ------------   ------------   ------------   ------------
ASSETS
Cash...........................   $     --     $     --    $       --     $     --       $    --        $    --        $     --
Investment in mutual funds, at
  current market value:
  Deutsche Asset Management VIT
    Funds
    Small Cap Index Fund.......         --           --            --           --            --             --              --
    Equity 500 Index Fund......         --           --            --           --            --             --              --
    EAFE Equity Index Fund.....         --           --            --           --            --             --              --
  Fidelity Variable Insurance
    Products Funds
    Growth Opportunities
      Portfolio................         --           --            --           --            --             --              --
    Contrafund Portfolio.......         --           --            --           --            --             --              --
    Growth Portfolio...........         --           --            --           --            --             --              --
    Balanced Portfolio.........         --           --            --           --            --             --              --
    High Income Portfolio......         --           --            --           --            --             --              --
    Money Market Portfolio.....         --           --            --           --            --             --              --
    T. Rowe Price Equity
      Series, Inc.
    T. Rowe Price Mid-Cap
      Growth Portfolio.........         --           --            --           --            --             --              --
    T. Rowe Price Equity Income
      Portfolio................         --           --            --           --            --             --              --
    T. Rowe Price New America
      Growth Portfolio.........         --           --            --           --            --             --              --
    T. Rowe Price Blue Chip
      Growth...................         --           --            --           --            --             --              --
  T. Rowe Price International
    Series, Inc.
    T. Rowe Price International
      Stock Portfolio..........         --           --            --           --            --             --              --
  Janus Aspen Series
    Growth Portfolio...........         --           --            --           --            --             --              --
    Capital Appreciation
      Portfolio................         --           --            --           --            --             --              --
    Worldwide Growth
      Portfolio................         --           --            --           --            --             --              --
    Flexible Income............         --           --            --           --            --             --              --
    Aggressive Growth..........         --           --            --           --            --             --              --
    International Growth.......         --           --            --           --            --             --              --
  INVESCO Variable Investment
    Funds, Inc.
    INVESCO VIF -- Market
      Neutral Fund.............         --           --            --           --            --             --              --
    INVESCO VIF -- Dynamics
      Fund.....................         --           --            --           --            --             --              --
    INVESCO VIF -- Health
      Sciences Fund............         --           --            --           --            --             --              --
    INVESCO VIF -- Technology
      Fund.....................         --           --            --           --            --             --              --
    INVESCO VIF -- Small
      Company Growth Fund......         --           --            --           --            --             --              --
    INVESCO VIF -- Blue Chip
      Growth Fund..............         --           --            --           --            --             --              --
    INVESCO
      VIF -- Telecommunications
      Fund.....................         --           --            --           --            --             --              --
    INVESCO VIF -- Financial
      Services Fund............         --           --            --           --            --             --              --
  PIMCO Variable Insurance
    Trust-Inst.
    Short-Term Bond
      Portfolio................         --           --            --           --            --             --              --
    Total Return Bond
      Portfolio................         --           --            --           --            --             --              --
    StocksPLUS Growth and
      Income Portfolio.........         --           --            --           --            --             --              --
  The Universal Institutional
    Funds, Inc.
    Mid Cap Value..............         --           --            --           --            --             --              --
    Emerging Markets Equity....         --           --            --           --            --             --              --
    Emerging Markets Debt......         --           --            --           --            --             --              --
    US Real Estate.............         --           --            --           --            --             --              --
  Vanguard Variable Insurance
    Fund, Inc.
    Vanguard VIF Money
      Market...................         --           --     3,958,780           --            --             --              --
    Vanguard VIF High-Grade
      Bond.....................         --           --            --      551,623            --             --              --
    Vanguard VIF High-Yield
      Bond.....................         --           --            --           --        59,997             --              --
    Vanguard VIF Short-Term
      Corporate................         --           --            --           --            --         38,571              --
    Vanguard VIF Balanced......         --           --            --           --            --             --         570,941
    Vanguard VIF Diversified
      Value....................         --           --            --           --            --             --              --
    Vanguard VIF Equity
      Income...................         --           --            --           --            --             --              --
    Vanguard VIF Equity
      Index....................         --           --            --           --            --             --              --

0110-0237837

     VANGUARD VIF   VANGUARD VIF                                 VANGUARD VIF                  VANGUARD VIF      VANGUARD
     DIVERSIFIED       EQUITY      VANGUARD VIF   VANGUARD VIF     MID-CAP      VANGUARD VIF   SMALL COMPANY        VIF
        VALUE          INCOME      EQUITY INDEX      GROWTH         INDEX        REIT INDEX       GROWTH       INTERNATIONAL
      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
     ------------   ------------   ------------   ------------   ------------   ------------   -------------   -------------
       $     --       $     --      $       --      $     --       $     --       $     --       $     --        $     --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
                            --              --            --             --             --             --              --
             --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
             --             --              --            --             --             --             --              --
         22,098             --              --            --             --             --             --              --
             --        113,825              --            --             --             --             --              --
             --             --       1,375,070            --             --             --             --              --


       ROYCE        ROYCE
     MICRO-CAP    SMALL-CAP
     SUBACCOUNT   SUBACCOUNT
     ----------   ----------
      $     --     $     --
            --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --
            --           --

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                      STATEMENTS OF ASSETS AND LIABILITIES
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                  EMERGING     EMERGING     VANGUARD    VANGUARD VIF   VANGUARD VIF   VANGUARD VIF
                                  MARKETS      MARKETS     VIF MONEY     TOTAL BOND     HIGH-YIELD     SHORT-TERM      VANGUARD
                                   EQUITY        DEBT        MARKET     MARKET INDEX       BOND        CORPORATE     VIF BALANCED
                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ----------   ----------   ----------   ------------   ------------   ------------   ------------
    Vanguard VIF Growth........       --           --              --           --            --             --              --
    Vanguard VIF Mid-Cap
      Index....................       --           --              --           --            --             --              --
    Vanguard VIF REIT Index....       --           --              --           --            --             --              --
    Vanguard VIF Small Company
      Growth...................       --           --              --           --            --             --              --
    Vanguard VIF
      International............       --           --              --           --            --             --              --
  Royce Capital Fund
    Royce Micro-Cap............       --           --              --           --            --             --              --
    Royce Small-Cap............       --           --              --           --            --             --              --
                                   -----        -----      ----------     --------       -------        -------        --------
Total Investment in mutual
  funds........................        0            0       3,958,780      551,623        59,997         38,571         570,941
                                   -----        -----      ----------     --------       -------        -------        --------
Total Assets...................    $  --        $  --      $3,958,780     $551,623       $59,997        $38,571        $570,941
                                   =====        =====      ==========     ========       =======        =======        ========
Liabilities:
  Contract terminations
    payable....................    $  --        $  --      $        1     $     --       $    --        $    --        $      1
                                   -----        -----      ----------     --------       -------        -------        --------
                                   $  --        $  --      $3,958,779     $551,623       $59,997        $38,571        $570,940
                                   =====        =====      ==========     ========       =======        =======        ========
Net Assets:
  Accumulation units...........       --           --       3,958,779      551,623        59,997         38,571         570,940
                                   -----        -----      ----------     --------       -------        -------        --------
      Total net assets.........    $  --        $  --      $3,958,779     $551,623       $59,997        $38,571        $570,940
                                   =====        =====      ==========     ========       =======        =======        ========
      Units Outstanding........        0            0       3,913,465      556,494        56,887         38,606         524,122
                                   =====        =====      ==========     ========       =======        =======        ========
      Unit Value
        (accumulation).........    $0.96        $1.19      $     1.01     $   0.99       $  1.05        $  1.00        $   1.09
                                   =====        =====      ==========     ========       =======        =======        ========

See accompanying notes.

0110-0237837

     VANGUARD VIF    VANGUARD     VANGUARD                  VANGUARD                    VANGUARD VIF      VANGUARD
     DIVERSIFIED    VIF EQUITY   VIF EQUITY    VANGUARD    VIF MID-CAP   VANGUARD VIF   SMALL COMPANY        VIF          ROYCE
        VALUE         INCOME       INDEX      VIF GROWTH      INDEX       REIT INDEX       GROWTH       INTERNATIONAL   MICRO-CAP
      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
     ------------   ----------   ----------   ----------   -----------   ------------   -------------   -------------   ----------
             --            --            --     68,034            --            --              --              --           --
             --            --            --         --        92,582            --              --              --           --
             --            --            --         --            --        48,795              --              --           --
             --            --            --         --            --            --         699,910              --           --
             --            --            --         --            --            --              --         132,980           --
             --            --            --         --            --            --              --              --           --
             --            --            --         --            --            --              --              --           --
       --------      --------    ----------    -------       -------       -------        --------        --------        -----
         22,098       113,825     1,375,070     68,034        92,582        48,795         699,910         132,980            0
       --------      --------    ----------    -------       -------       -------        --------        --------        -----
       $ 22,098      $113,825    $1,375,070    $68,034       $92,582       $48,795        $699,910        $132,980        $  --
       ========      ========    ==========    =======       =======       =======        ========        ========        =====
       $      1      $     --    $        2    $    --       $    --       $    --        $      1        $     --        $  --
       --------      --------    ----------    -------       -------       -------        --------        --------        -----
       $ 22,097      $113,825    $1,375,068    $68,034       $92,582       $48,795        $699,909        $132,980        $  --
       ========      ========    ==========    =======       =======       =======        ========        ========        =====
         22,097       113,825     1,375,068     68,034        92,582        48,795         699,909         132,980           --
       --------      --------    ----------    -------       -------       -------        --------        --------        -----
       $ 22,097      $113,825    $1,375,068    $68,034       $92,582       $48,795        $699,909        $132,980        $  --
       ========      ========    ==========    =======       =======       =======        ========        ========        =====
         20,528       108,165     1,274,107     64,967        75,634        42,665         589,657         120,066            0
       ========      ========    ==========    =======       =======       =======        ========        ========        =====
       $   1.08      $   1.05    $     1.08    $  1.05       $  1.22       $  1.14        $   1.19        $   1.11        $0.00
       ========      ========    ==========    =======       =======       =======        ========        ========        =====


       ROYCE
     SMALL-CAP
     SUBACCOUNT
     ----------
          --
          --
          --
          --
          --
       -----
           0
       -----
       $  --
       =====
       $  --
       -----
       $  --
       =====
          --
       -----
       $  --
       =====
           0
       =====
       $0.00
       =====

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                            STATEMENTS OF OPERATIONS
                 PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002

                                                             SMALL CAP    EQUITY 500     EAFE(R)
                                                               INDEX        INDEX      EQUITY INDEX
                                                  TOTAL      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                               -----------   ----------   ----------   ------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends..................................  $   323,408    $    --     $      --      $    --
Expenses (Note 5):
  Mortality and expense risk charges.........       87,956        657        12,059           58
                                               -----------    -------     ---------      -------
          Net Investment income (loss).......      235,452       (657)      (12,059)         (58)
NET REALIZED AND UNREALIZED CAPITAL GAIN
  (LOSS) FROM INVESTMENTS
Net realized capital gains on investments:
  Realized gain distributions................       77,057         --            --           --
  Proceeds from sales........................    3,939,632     36,670       484,531          297
  Cost of investments sold...................    4,423,121     38,804       566,979          429
                                               -----------    -------     ---------      -------
Net realized capital gains on investments....     (406,432)    (2,134)      (82,448)        (132)
Net change in unrealized
  appreciation/depreciation of investments:
  Beginning of the period....................   (1,573,612)    (2,695)     (206,675)      (1,830)
  End of the period..........................   (1,627,239)     3,766      (128,244)      (1,800)
                                               -----------    -------     ---------      -------
     Net change in unrealized
       appreciation/depreciation of
       investments...........................      (53,627)     6,461        78,431           30
                                               -----------    -------     ---------      -------
     Net realized and unrealized capital gain
       (loss) on investments.................     (460,059)     4,327        (4,017)        (102)
                                               -----------    -------     ---------      -------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.................................  $  (224,607)   $ 3,670     $ (16,076)     $  (160)
                                               ===========    =======     =========      =======

See accompanying notes.

0110-0237837

       GROWTH                                                                 MONEY
    OPPORTUNITIES   CONTRAFUND(R)     GROWTH      BALANCED    HIGH INCOME     MARKET
     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
    -------------   -------------   ----------   ----------   -----------   ----------
      $     --         $  2,412      $  1,186      $1,562      $110,507     $   30,627
            --              533         2,164          --         3,787         10,965
      --------         --------      --------      ------      --------     ----------
            --            1,879          (978)      1,562       106,720         19,662
            --               --            --          --            --             --
            --              739       177,558         677        34,028      1,190,526
            --              901       231,149         700        42,596      1,190,526
      --------         --------      --------      ------      --------     ----------
            --             (162)      (53,591)        (23)       (8,568)            --
            --          (12,296)      (65,958)         --      (221,567)            --
            --           (4,401)      (11,475)     (1,029)     (320,506)            --
      --------         --------      --------      ------      --------     ----------
            --            7,895        54,483      (1,029)      (98,939)            --
      --------         --------      --------      ------      --------     ----------
            --            7,733           892      (1,052)     (107,507)            --
      --------         --------      --------      ------      --------     ----------
      $     --         $  9,612      $    (86)     $  510      $   (787)    $   19,662
      ========         ========      ========      ======      ========     ==========

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                            STATEMENTS OF OPERATIONS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                           T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE
                                              MID-CAP         EQUITY        NEW AMERICA    T. ROWE PRICE
                                              GROWTH          INCOME          GROWTH         BLUE CHIP
                                            SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        GROWTH
                                           -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends..............................    $     --        $ 12,914          $  --         $     --
Expenses (Note 5):
  Mortality and expense risk charges.....       4,598           4,601             --            6,632
                                             --------        --------          -----         --------
          Net Investment income (loss)...      (4,598)          8,313             --           (6,632)
NET REALIZED AND UNREALIZED CAPITAL GAIN
  (LOSS) FROM INVESTMENTS
Net realized capital gains on
  investments:
  Realized gain distributions............          --           4,305             --               --
  Proceeds from sales....................      60,182         112,128             --          143,372
  Cost of investments sold...............      53,813         112,138             --          163,904
                                             --------        --------          -----         --------
Net realized capital gains on
  investments............................       6,369           4,295             --          (20,532)
Net change in unrealized appreciation/
  depreciation of investments:
  Beginning of the period................     174,023          18,827             --          (34,794)
  End of the period......................     181,203         123,753             --          (44,016)
                                             --------        --------          -----         --------
     Net change in unrealized
       appreciation/depreciation of
       investments.......................       7,180         104,926             --           (9,222)
                                             --------        --------          -----         --------
     Net realized and unrealized capital
       gain (loss) on investments........      13,549         109,221             --          (29,754)
                                             --------        --------          -----         --------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $  8,951        $117,534          $  --         $(36,386)
                                             ========        ========          =====         ========

See accompanying notes.

0110-0237837

     T. ROWE PRICE                 JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
     INTERNATIONAL   JANUS ASPEN     CAPITAL       WORLDWIDE     FLEXIBLE     AGGRESSIVE
         STOCK         GROWTH      APPRECIATION     GROWTH        INCOME        GROWTH
      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
     -------------   -----------   ------------   -----------   -----------   -----------
       $     --       $     --      $      --      $      --     $     --      $     --
            501             --          6,304          6,892           --         2,369
       --------       --------      ---------      ---------     --------      --------
           (501)            --         (6,304)        (6,892)          --        (2,369)
             --             --             --             --           --            --
         74,523          1,736        152,272         83,136           --       160,451
        109,478          2,437        199,179        110,130           --       196,914
       --------       --------      ---------      ---------     --------      --------
        (34,955)          (701)       (46,907)       (26,994)          --       (36,463)
        (41,223)       (12,173)      (314,704)      (245,674)          --       (45,267)
         (8,918)       (10,586)      (302,404)      (227,802)          --       (73,982)
       --------       --------      ---------      ---------     --------      --------
         32,305          1,587         12,300         17,872           --       (28,715)
       --------       --------      ---------      ---------     --------      --------
         (2,650)           886        (34,607)        (9,122)          --       (65,178)
       --------       --------      ---------      ---------     --------      --------
       $ (3,151)      $    886      $ (40,911)     $ (16,014)    $     --      $(67,547)
       ========       ========      =========      =========     ========      ========

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                            STATEMENTS OF OPERATIONS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                  JANUS ASPEN     INVESCO        INVESCO       INVESCO
                                                 INTERNATIONAL     VIF --     VIF -- HEALTH     VIF --
                                                    GROWTH        DYNAMICS      SCIENCES      TECHNOLOGY
                                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                 -------------   ----------   -------------   ----------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends....................................     $   --       $      --        $    --      $     --
Expenses (Note 5):
  Mortality and expense risk charges...........         33           1,731            162           338
                                                    ------       ---------        -------      --------
Net investment income (loss)...................        (33)         (1,731)          (162)         (338)
NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS
Net realized capital gains on investments:
  Realized gain distributions..................         --              --             --            --
  Proceeds from sales..........................         60          34,123            276         6,429
  Cost of investments sold.....................         76          52,736            257        15,487
                                                    ------       ---------        -------      --------
Net realized capital gains on investments......        (16)        (18,613)            19        (9,058)
Net change in unrealized
  appreciation/depreciation of investments:
  Beginning of the period......................       (746)       (142,053)          (576)      (57,998)
  End of the period............................        950        (144,535)        (3,183)      (56,007)
                                                    ------       ---------        -------      --------
     Net change in unrealized
       appreciation/depreciation of
       investments.............................      1,696          (2,482)        (2,607)        1,991
                                                    ------       ---------        -------      --------
     Net realized and unrealized capital gain
       (loss) on investments...................      1,680         (21,095)        (2,588)       (7,087)
                                                    ------       ---------        -------      --------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS...................................     $1,647       $ (22,826)       $(2,750)     $ (7,405)
                                                    ======       =========        =======      ========

See accompanying notes.

0110-0237837

                        INVESCO           INVESCO
       INVESCO      VIF -- TELECOM-   VIF -- FINANCIAL
    VIF -- GROWTH   COMMUNICATIONS        SERVICES       SHORT-TERM   TOTAL RETURN
     SUBACCOUNT       SUBACCOUNT         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
    -------------   ---------------   ----------------   ----------   ------------
      $      --        $      --            $ --           $5,579       $81,139
          4,187              712               7            1,166        13,374
      ---------        ---------            ----           ------       -------
         (4,187)            (712)             (7)           4,413        67,765
             --               --              --               --            --
        136,163           26,265              47            2,567       204,228
        238,056           74,561              45            2,553       202,089
      ---------        ---------            ----           ------       -------
       (101,893)         (48,296)              2               14         2,139
       (193,989)        (134,989)            509            1,943       (28,252)
       (204,168)        (119,730)            803           (2,178)      (64,267)
      ---------        ---------            ----           ------       -------
               )          15,259             294           (4,121)      (36,015)
        (10,179
      ---------        ---------            ----           ------       -------
               )         (33,037)            296           (4,107)      (33,876)
       (112,072
      ---------        ---------            ----           ------       -------
      $(116,259)       $ (33,749)           $289           $  306       $33,889
      =========        =========            ====           ======       =======

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                            STATEMENTS OF OPERATIONS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                                               EMERGING     EMERGING
                                                 STOCKSPLUS       MID CAP      MARKETS      MARKETS
                                               GROWTH & INCOME     VALUE        EQUITY        DEBT
                                                 SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                               ---------------   ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends..................................     $  2,980        $     --     $     --     $     --
Expenses (Note 5):
  Mortality and expense risk charges.........          510              --           --           --
                                                  --------        --------     --------     --------
Net Investment income (loss).................        2,470              --           --           --
NET REALIZED AND UNREALIZED CAPITAL GAIN
  (LOSS) FROM INVESTMENTS
Net realized capital gains on investments:
  Realized gain distributions................           --              --           --           --
  Proceeds from sales........................        3,175              --           --           --
  Cost of investments sold...................        4,701              --           --           --
                                                  --------        --------     --------     --------
Net realized capital gains on investments....       (1,526)             --           --           --
Net change in unrealized appreciation/
  depreciation of investments:
  Beginning of the period....................      (33,478)             --           --           --
  End of the period..........................      (28,756)             --           --           --
                                                  --------        --------     --------     --------
     Net change in unrealized
       appreciation/depreciation of
       investments...........................        4,722              --           --           --
                                                  --------        --------     --------     --------
     Net realized and unrealized capital gain
       (loss) on investments.................        3,196              --           --           --
                                                  --------        --------     --------     --------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.................................     $  5,666        $     --     $     --     $     --
                                                  ========        ========     ========     ========

See accompanying notes.

0110-0237837

    VANGUARD VIF   VANGUARD VIF   VANGUARD VIF   VANGUARD VIF                  VANGUARD VIF
       MONEY        TOTAL BOND     HIGH-YIELD     SHORT-TERM    VANGUARD VIF   DIVERSIFIED
       MARKET      MARKET INDEX       BOND        CORPORATE       BALANCED        VALUE
     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
    ------------   ------------   ------------   ------------   ------------   ------------
      $ 14,633       $ 21,892       $ 3,480        $ 1,168        $ 13,516       $   376
            --             --            --             --              --            --
      --------       --------       -------        -------        --------       -------
        14,633         21,892         3,480          1,168          13,516           376
            --             --            --             --          13,194            --
       103,955         78,261         1,816          3,462         278,109        15,345
       103,955         77,041         1,847          3,467         271,166        15,144
      --------       --------       -------        -------        --------       -------
            --          1,220           (31)            (5)         20,137           201
            --            751            --             --              --            --
            --        (26,502)       (3,334)        (1,380)        (16,776)        1,597
      --------       --------       -------        -------        --------       -------
                      (27,253)       (3,334)        (1,380)        (16,776)        1,597
            --
      --------       --------       -------        -------        --------       -------
                      (26,033)       (3,365)        (1,385)          3,361         1,798
            --
      --------       --------       -------        -------        --------       -------
      $ 14,633       $ (4,141)      $   115        $  (217)       $ 16,877       $ 2,174
      ========       ========       =======        =======        ========       =======

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                            STATEMENTS OF OPERATIONS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                  VANGUARD     VANGUARD                  VANGUARD
                                                 VIF EQUITY   VIF EQUITY    VANGUARD    VIF MID-CAP
                                                   INCOME       INDEX      VIF GROWTH      INDEX
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                 ----------   ----------   ----------   -----------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends....................................   $ 2,949      $  8,213     $   251      $    707
Expenses (Note 5):
  Mortality and expense risk charges...........        --            --          --            --
                                                  -------      --------     -------      --------
Net Investment income (loss)...................     2,949         8,213         251           707
NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS
Net realized capital gains on investments:
  Realized gain distributions..................       492        31,267       3,511         4,820
  Proceeds from sales..........................    12,563        19,093      18,372       156,169
  Cost of investments sold.....................    12,711        19,496      19,684       149,928
                                                  -------      --------     -------      --------
Net realized capital gains on investments......       344        30,864       2,199        11,061
Net change in unrealized
  appreciation/depreciation of investments:
  Beginning of the period......................        --            --          --            --
  End of the period............................     1,463       (47,078)     (5,020)          748
                                                  -------      --------     -------      --------
     Net change in unrealized
       appreciation/depreciation of
       investments.............................     1,463       (47,078)     (5,020)          748
                                                  -------      --------     -------      --------
     Net realized and unrealized capital gain
       (loss) on investments...................     1,807       (16,214)     (2,821)       11,809
                                                  -------      --------     -------      --------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS...................................   $ 4,756      $ (8,001)    $(2,570)     $ 12,516
                                                  =======      ========     =======      ========

See accompanying notes.

0110-0237837

                   VANGUARD VIF
    VANGUARD VIF   SMALL COMPANY   VANGUARD VIF      ROYCE        ROYCE
     REIT INDEX       GROWTH       INTERNATIONAL   MICRO-CAP    SMALL-CAP
     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
    ------------   -------------   -------------   ----------   ----------
       $1,696        $  3,727         $ 1,894       $    --      $    --
           --              --              --            --           --
       ------        --------         -------       -------      -------
        1,696           3,727           1,894            --           --
          577          16,151           2,740            --           --
        8,986          23,018          16,362            --           --
        8,883          24,425          16,898            --           --
       ------        --------         -------       -------      -------
          680          14,744           2,204            --           --
           --          (2,141)             --            --           --
        1,195         (12,594)         (1,651)           --           --
       ------        --------         -------       -------      -------
                      (10,453)         (1,651)           --           --
        1,195
       ------        --------         -------       -------      -------
                        4,291             553            --           --
        1,875
       ------        --------         -------       -------      -------
       $3,571        $  8,018         $ 2,447       $    --      $    --
       ======        ========         =======       =======      =======

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                             STATEMENTS OF CHANGES
                                 IN NET ASSETS
                 PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002

                                                                              SMALL CAP INDEX
                                                          TOTAL                 SUBACCOUNT
                                                -------------------------   -------------------
                                                   2002          2001         2002       2001
                                                -----------   -----------   --------   --------
OPERATIONS
  Net investment income (loss)................  $   235,452   $   450,259   $   (657)  $    351
  Net realized capital gain (loss)............     (406,432)   (1,442,884)    (2,134)     4,544
  Net change in unrealized appreciation/
     depreciation of investments..............      (53,627)   (1,281,194)     6,461     (7,906)
                                                -----------   -----------   --------   --------
  Increase (decrease) from operations.........  $  (224,607)  $(2,273,819)  $  3,670   $ (3,011)
                                                -----------   -----------   --------   --------
CONTRACT TRANSACTIONS
  Net contract purchase payments..............  $16,818,337   $27,448,406   $     --   $ 54,529
  Transfer payments from (to) other
     subaccounts or general account...........    1,817,549     4,654,246    (11,248)   (24,205)
  Contract terminations, withdrawals, and
     other deductions.........................           --            --         --         --
  Contract maintenance charges................     (367,311)     (906,594)      (426)    (8,364)
                                                -----------   -----------   --------   --------
  Increase (decrease) from contract
     transactions.............................  $18,268,575   $31,196,058   $(11,674)  $ 21,960
                                                -----------   -----------   --------   --------
  Net increase in contract owners' equity.....  $18,043,968   $28,922,239   $ (8,004)  $ 18,949
NET ASSETS:
  Beginning of the period.....................   36,273,933     7,351,694    173,824    154,875
                                                -----------   -----------   --------   --------
  End of the period...........................  $54,317,901   $36,273,933   $165,820   $173,824
                                                ===========   ===========   ========   ========

See accompanying notes.

0110-0237837

          EQUITY 500            EAFE(R) EQUITY     GROWTH OPPORTUNITIES
       INDEX SUBACCOUNT        INDEX SUBACCOUNT         SUBACCOUNT
    -----------------------   ------------------   ---------------------
       2002         2001       2002       2001       2002        2001
    ----------   ----------   -------   --------   ---------   ---------
    $  (12,059)  $   29,140   $   (58)  $    (58)  $     --    $     --
       (82,448)    (128,485)     (132)    (3,928)        --          --
        78,431     (180,444)       30     (1,801)        --          --
    ----------   ----------   -------   --------   --------    --------
    $  (16,076)  $ (279,789)  $  (160)  $ (5,787)  $     --    $     --
    ----------   ----------   -------   --------   --------    --------
    $1,871,704   $2,558,987   $    --   $     --   $     --    $     --
              )
      (192,223    1,651,519      (232)    (5,529)        --          --
            --           --        --         --         --          --
       (25,539)     (91,601)       (7)      (460)        --          --
    ----------   ----------   -------   --------   --------    --------
    $1,653,942   $4,118,905   $  (239)  $ (5,989)  $     --    $     --
    ----------   ----------   -------   --------   --------    --------
    $1,637,866   $3,839,116   $  (399)  $(11,776)  $     --    $     --
     4,983,881    1,144,765    10,981     22,757         --          --
    ----------   ----------   -------   --------   --------    --------
    $6,621,747   $4,983,881   $10,582   $ 10,981   $     --    $     --
    ==========   ==========   =======   ========   ========    ========

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                             STATEMENTS OF CHANGES
                                 IN NET ASSETS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                       CONTRAFUND(R)             GROWTH
                                                        SUBACCOUNT             SUBACCOUNT
                                                    -------------------   --------------------
                                                      2002       2001       2002       2001
                                                    --------   --------   --------   ---------
OPERATIONS
  Net investment income (loss)....................  $  1,879   $    314   $   (978)  $  (1,778)
  Net realized capital gain (loss)................      (162)       (30)   (53,591)    (77,759)
  Net change in unrealized appreciation/
     depreciation of investments..................     7,895    (12,710)    54,483     (49,772)
                                                    --------   --------   --------   ---------
  Increase (decrease) from operations.............  $  9,612   $(12,426)  $    (86)  $(129,309)
                                                    --------   --------   --------   ---------
CONTRACT TRANSACTIONS
  Net contract purchase payments..................  $176,534   $132,632   $ 59,701   $ 630,206
  Transfer payments from (to) other subaccounts
     or general account...........................    24,826     47,426      5,983    (209,170)
  Contract terminations, withdrawals, and other
     deductions...................................        --         --         --          --
  Contract maintenance charges....................    (2,924)    (5,922)    (3,020)    (23,879)
                                                    --------   --------   --------   ---------
  Increase (decrease) from contract
     transactions.................................  $198,436   $174,136   $ 62,664   $ 397,157
                                                    --------   --------   --------   ---------
  Net increase in contract owners' equity.........  $208,048   $161,710   $ 62,578   $ 267,848
NET ASSETS:
  Beginning of the period.........................   242,430     80,720    690,333     422,485
                                                    --------   --------   --------   ---------
  End of the period...............................  $450,478   $242,430   $752,911   $ 690,333
                                                    ========   ========   ========   =========

See accompanying notes.

0110-0237837

           BALANCED                 HIGH INCOME              MONEY MARKET
          SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
    -----------------------   -----------------------   -----------------------
       2002         2001         2002         2001         2002         2001
    ----------   ----------   ----------   ----------   ----------   ----------
    $    1,562   $       --   $  106,720   $  138,901   $   19,662   $   76,121
           (23)          --       (8,568)     (75,959)          --           --
        (1,029)          --      (98,939)    (221,104)          --           --
    ----------   ----------   ----------   ----------   ----------   ----------
    $      510   $       --   $     (787)  $ (158,162)  $   19,662   $   76,121
    ----------   ----------   ----------   ----------   ----------   ----------
    $   82,137   $       --   $        1   $  171,021   $2,100,234   $4,732,205
            --           --      (27,292)      89,053     (239,253)     599,601
            --           --           --           --           --           --
          (367)          --       (2,944)     (28,013)     (80,110)    (130,920)
    ----------   ----------   ----------   ----------   ----------   ----------
    $   81,770   $       --   $  (30,235)  $  232,061   $1,780,871   $5,200,886
    ----------   ----------   ----------   ----------   ----------   ----------
    $   82,280   $       --   $  (31,022)  $   73,899   $1,800,533   $5,277,007
            --           --    1,088,633    1,014,734    5,582,883      305,876
    ----------   ----------   ----------   ----------   ----------   ----------
    $   82,280   $       --   $1,057,611   $1,088,633   $7,383,416   $5,582,883
    ==========   ==========   ==========   ==========   ==========   ==========

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                             STATEMENTS OF CHANGES
                                 IN NET ASSETS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                T. ROWE PRICE MID-CAP          T. ROWE PRICE
                                                  GROWTH SUBACCOUNT      EQUITY INCOME SUBACCOUNT
                                               -----------------------   -------------------------
                                                  2002         2001         2002          2001
                                               ----------   ----------   -----------   -----------
OPERATIONS
  Net investment income (loss)...............  $   (4,598)  $   (4,598)  $    8,313    $   13,701
  Net realized capital gain (loss)...........       6,369      (20,830)       4,295       (13,186)
  Net change in unrealized appreciation/
     depreciation of investments.............       7,180      174,023      104,926        13,495
                                               ----------   ----------   ----------    ----------
  Increase (decrease) from operations........  $    8,951   $  148,595   $  117,534    $   14,010
                                               ----------   ----------   ----------    ----------
CONTRACT TRANSACTIONS
  Net contract purchase payments.............  $  570,793   $1,736,016   $1,995,408    $1,689,339
  Transfer payments from (to) other
     subaccounts or general account..........     124,311     (381,509)     293,732       166,668
  Contract terminations, withdrawals, and
     other deductions........................          --           --           --            --
  Contract maintenance charges...............     (15,434)     (45,704)     (34,614)      (50,838)
                                               ----------   ----------   ----------    ----------
  Increase (decrease) from contract
     transactions............................  $  679,670   $1,308,803   $2,254,526    $1,805,169
                                               ----------   ----------   ----------    ----------
  Net increase in contract owners' equity....  $  688,621   $1,457,398   $2,372,060    $1,819,179
NET ASSETS:
  Beginning of the period....................   1,457,398           --    1,999,176       179,997
                                               ----------   ----------   ----------    ----------
  End of the period..........................  $2,146,019   $1,457,398   $4,371,236    $1,999,176
                                               ==========   ==========   ==========    ==========

See accompanying notes.

0110-0237837

                                                             T. ROWE PRICE
    T. ROWE PRICE NEW AMERICA        T. ROWE PRICE        INTERNATIONAL STOCK
        GROWTH SUBACCOUNT          BLUE CHIP GROWTH            SUBACCOUNT
    -------------------------   -----------------------   --------------------
       2002          2001          2002         2001        2002        2001
    -----------   -----------   ----------   ----------   ---------   --------
    $       --    $       --    $   (6,632)  $   (4,172)  $    (501)  $  2,883
            --            --       (20,532)     (80,230)    (34,955)    (5,184)
            --            --        (9,222)     (34,794)     32,305    (33,194)
    ----------    ----------    ----------   ----------   ---------   --------
    $       --    $       --    $  (36,386)  $ (119,196)  $  (3,151)  $(35,495)
    ----------    ----------    ----------   ----------   ---------   --------
    $       --    $       --    $  146,952   $2,443,822   $     910   $ 72,579
            --            --       (47,154)     (86,114)    (56,086)    13,624
            --            --            --           --          --         --
            --            --       (15,110)     (69,510)       (286)    (3,764)
    ----------    ----------    ----------   ----------   ---------   --------
    $       --    $       --    $   84,688   $2,288,198   $ (55,462)  $ 82,439
    ----------    ----------    ----------   ----------   ---------   --------
    $       --    $       --    $   48,302   $2,169,002   $ (58,613)  $ 46,944
            --            --     2,169,002           --     158,387    111,443
    ----------    ----------    ----------   ----------   ---------   --------
    $       --    $       --    $2,217,304   $2,169,002   $  99,774   $158,387
    ==========    ==========    ==========   ==========   =========   ========

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                             STATEMENTS OF CHANGES
                                 IN NET ASSETS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                      JANUS ASPEN         JANUS ASPEN CAPITAL
                                                   GROWTH SUBACCOUNT    APPRECIATION SUBACCOUNT
                                                  -------------------   -----------------------
                                                    2002       2001        2002         2001
                                                  --------   --------   ----------   ----------
OPERATIONS
  Net investment income (loss)..................  $     --   $     63   $   (6,304)  $   18,977
  Net realized capital gain (loss)..............      (701)    (7,436)     (46,907)    (146,014)
  Net change in unrealized appreciation/
     depreciation of investments................     1,587     (9,382)      12,300     (248,253)
                                                  --------   --------   ----------   ----------
  Increase (decrease) from operations...........  $    886   $(16,755)  $  (40,911)  $ (375,290)
                                                  --------   --------   ----------   ----------
CONTRACT TRANSACTIONS
  Net contract purchase payments................  $ 23,330   $ 82,734   $  512,529   $1,867,255
  Transfer payments from (to) other subaccounts
     or general account.........................      (925)    31,061      (89,067)     113,560
  Contract terminations, withdrawals, and other
     deductions.................................        --         --           --           --
  Contract maintenance charges..................    (1,215)    (3,512)     (17,164)     (75,072)
                                                  --------   --------   ----------   ----------
  Increase (decrease) from contract
     transactions...............................  $ 21,190   $110,283   $  406,298   $1,905,743
                                                  --------   --------   ----------   ----------
  Net increase in contract owners' equity.......  $ 22,076   $ 93,528   $  365,387   $1,530,453
NET ASSETS:
  Beginning of the period.......................   125,955     32,427    2,348,509      818,056
                                                  --------   --------   ----------   ----------
  End of the period.............................  $148,031   $125,955   $2,713,896   $2,348,509
                                                  ========   ========   ==========   ==========

See accompanying notes.

0110-0237837

     JANUS ASPEN WORLDWIDE     JANUS ASPEN FLEXIBLE     JANUS ASPEN AGGRESSIVE
       GROWTH SUBACCOUNT         INCOME SUBACCOUNT        GROWTH SUBACCOUNT
    -----------------------   -----------------------   ----------------------
       2002         2001         2002         2001        2002         2001
    ----------   ----------   ----------   ----------   ---------   ----------
    $   (6,892)  $    4,475   $       --   $       --   $ (2,369)   $  (2,369)
       (26,994)    (284,168)          --           --    (36,463)    (168,800)
        17,872     (140,435)          --           --    (28,715)     (45,267)
    ----------   ----------   ----------   ----------   --------    ---------
    $  (16,014)  $ (420,128)  $       --   $       --   $(67,547)   $(216,436)
    ----------   ----------   ----------   ----------   --------    ---------
    $  450,502   $2,108,647   $       --   $       --   $ 90,535    $ 971,709
        20,786       49,376           --           --    (77,456)      20,616
            --           --           --           --         --           --
       (18,581)     (79,995)          --                  (4,729)     (23,986)
    ----------   ----------   ----------   ----------   --------    ---------
    $  452,707   $2,078,028   $       --   $       --   $  8,350    $ 968,339
    ----------   ----------   ----------   ----------   --------    ---------
    $  436,693   $1,657,900   $       --   $       --   $(59,197)   $ 751,903
     2,476,400      818,500           --           --    751,903           --
    ----------   ----------   ----------   ----------   --------    ---------
    $2,913,093   $2,476,400   $       --   $       --   $692,706    $ 751,903
    ==========   ==========   ==========   ==========   ========    =========

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                             STATEMENTS OF CHANGES
                                 IN NET ASSETS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                           JANUS ASPEN
                                                      INTERNATIONAL GROWTH       INVESCO VIF --
                                                           SUBACCOUNT         DYNAMICS SUBACCOUNT
                                                      ---------------------   --------------------
                                                        2002        2001        2002       2001
                                                      ---------   ---------   --------   ---------
OPERATIONS
  Net investment income (loss)......................   $   (33)    $    87    $ (1,731)  $  (1,684)
  Net realized capital gain (loss)..................       (16)        (50)    (18,613)    (23,192)
  Net change in unrealized appreciation/
     depreciation of investments....................     1,696        (746)     (2,482)   (139,043)
                                                       -------     -------    --------   ---------
  Increase (decrease) from operations...............   $ 1,647     $  (709)   $(22,826)  $(163,919)
                                                       -------     -------    --------   ---------
CONTRACT TRANSACTIONS
  Net contract purchase payments....................   $29,643     $17,881    $186,778   $ 535,976
  Transfer payments from (to) other subaccounts or
     general account................................    23,118         426       4,103     (12,894)
  Contract terminations, withdrawals, and other
     deductions.....................................        --          --          --          --
  Contract maintenance charges......................      (390)       (385)     (5,287)    (22,572)
                                                       -------     -------    --------   ---------
  Increase (decrease) from contract transactions....   $52,371     $17,922    $185,594   $ 500,510
                                                       -------     -------    --------   ---------
  Net increase in contract owners' equity...........   $54,018     $17,213    $162,768   $ 336,591
NET ASSETS:
  Beginning of the period...........................    17,213          --     741,568     404,977
                                                       -------     -------    --------   ---------
  End of the period.................................   $71,231     $17,213    $904,336   $ 741,568
                                                       =======     =======    ========   =========

See accompanying notes.

0110-0237837

     INVESCO VIF -- HEALTH    INVESCO VIF -- TECHNOLOGY     INVESCO VIF -- SMALL
      SCIENCES SUBACCOUNT            SUBACCOUNT           COMPANY GROWTH SUBACCOUNT
    -----------------------   -------------------------   -------------------------
       2002         2001         2002          2001          2002          2001
    ----------   ----------   -----------   -----------   -----------   -----------
    $     (162)  $       10   $     (338)   $     (338)   $   (3,616)   $   (3,616)
            19          370       (9,058)      (15,517)       (9,876)      (72,147)
        (2,607)      (5,573)       1,991       (47,450)      (99,808)       24,305
    ----------   ----------   ----------    ----------    ----------    ----------
    $   (2,750)  $   (5,193)  $   (7,405)   $  (63,305)   $ (113,300)   $  (51,458)
    ----------   ----------   ----------    ----------    ----------    ----------
    $    1,659   $   14,126   $   20,994    $   75,271    $  137,885    $1,481,414
         8,974        5,986       (6,068)       13,452         1,040      (206,430)
            --           --           --            --            --            --
          (199)      (1,183)        (639)       (3,058)      (10,100)      (41,192)
    ----------   ----------   ----------    ----------    ----------    ----------
    $   10,434   $   18,929   $   14,287    $   85,665    $  128,825    $1,233,792
    ----------   ----------   ----------    ----------    ----------    ----------
    $    7,684   $   13,736   $    6,882    $   22,360    $   15,525    $1,182,334
        53,229       39,493      117,362        95,002     1,488,268       305,934
    ----------   ----------   ----------    ----------    ----------    ----------
    $   60,913   $   53,229   $  124,244    $  117,362    $1,503,793    $1,488,268
    ==========   ==========   ==========    ==========    ==========    ==========

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                             STATEMENTS OF CHANGES
                                 IN NET ASSETS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                                                INVESCO VIF --
                                                 INVESCO VIF -- BLUE CHIP     TELECOMMUNICATIONS
                                                     GROWTH SUBACCOUNT            SUBACCOUNT
                                                 -------------------------   --------------------
                                                    2002          2001         2002       2001
                                                 -----------   -----------   --------   ---------
OPERATIONS
  Net investment income (loss).................  $   (4,187)   $   (4,187)   $   (712)  $    (712)
  Net realized capital gain (loss).............    (101,893)     (347,147)    (48,296)   (112,394)
  Net change in unrealized appreciation/
     depreciation of investments...............     (10,179)     (151,607)     15,259     (98,417)
                                                 ----------    ----------    --------   ---------
  Increase (decrease) from operations..........  $ (116,259)   $ (502,941)   $(33,749)  $(211,523)
                                                 ----------    ----------    --------   ---------
CONTRACT TRANSACTIONS
  Net contract purchase payments...............  $  174,186    $1,796,720    $  8,121   $ 177,245
  Transfer payments from (to) other subaccounts
     or general account........................      19,954        71,254     (25,754)    (38,991)
  Contract terminations, withdrawals, and other
     deductions................................          --            --          --          --
  Contract maintenance charges.................     (10,857)      (45,894)        (84)     (5,742)
                                                 ----------    ----------    --------   ---------
  Increase (decrease) from contract
     transactions..............................  $  183,283    $1,822,080    $(17,717)  $ 132,512
                                                 ----------    ----------    --------   ---------
  Net increase in contract owners' equity......  $   67,024    $1,319,139    $(51,466)  $ (79,011)
NET ASSETS:
  Beginning of the period......................   1,670,697       351,558     134,113     213,124
                                                 ----------    ----------    --------   ---------
  End of the period............................  $1,737,721    $1,670,697    $ 82,647   $ 134,113
                                                 ==========    ==========    ========   =========

See accompanying notes.

0110-0237837

      INVESCO VIF --
    FINANCIAL SERVICES
        SUBACCOUNT        SHORT-TERM SUBACCOUNT   TOTAL RETURN SUBACCOUNT
    -------------------   ---------------------   -----------------------
      2002       2001       2002        2001         2002         2001
    --------   --------   ---------   ---------   ----------   ----------
     $   (7)    $   18    $  4,413    $ 15,651    $   67,765   $  165,825
          2          8          14       2,370         2,139      134,968
        294        509      (4,121)      2,152       (36,015)     (44,078)
     ------     ------    --------    --------    ----------   ----------
     $  289     $  535    $    306    $ 20,173    $   33,889   $  256,715
     ------     ------    --------    --------    ----------   ----------
     $   --     $   --    $  2,915    $ 66,968    $3,273,735   $2,400,288
        190      7,084      90,119     415,085       268,294    2,362,646
         --         --          --          --            --           --
        (40)       (55)     (3,175)     (8,310)      (50,105)    (122,772)
     ------     ------    --------    --------    ----------   ----------
     $  150     $7,029    $ 89,859    $473,743    $3,491,924   $4,640,162
     ------     ------    --------    --------    ----------   ----------
     $  439     $7,564    $ 90,165    $493,916    $3,525,813   $4,896,877
      7,564         --     644,637     150,721     5,518,190      621,313
     ------     ------    --------    --------    ----------   ----------
     $8,003     $7,564    $734,802    $644,637    $9,044,003   $5,518,190
     ======     ======    ========    ========    ==========   ==========

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                             STATEMENTS OF CHANGES
                                 IN NET ASSETS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                     STOCKSPLUS GROWTH &      MID CAP VALUE
                                                      INCOME SUBACCOUNT        SUBACCOUNT
                                                     -------------------   -------------------
                                                       2002       2001       2002       2001
                                                     --------   --------   --------   --------
OPERATIONS
  Net investment income (loss).....................  $  2,470   $  7,174   $     --   $     --
  Net realized capital gain (loss).................    (1,526)    (2,374)        --         --
  Net change in unrealized appreciation/
     depreciation of investments...................     4,722    (22,312)        --         --
                                                     --------   --------   --------   --------
  Increase (decrease) from operations..............  $  5,666   $(17,512)  $     --   $     --
                                                     --------   --------   --------   --------
CONTRACT TRANSACTIONS
  Net contract purchase payments...................  $296,186   $151,533   $     --   $     --
  Transfer payments from (to) other subaccounts or
     general account...............................        98       (244)        --         --
  Contract terminations, withdrawals, and other
     deductions....................................        --         --         --         --
  Contract maintenance charges.....................    (2,665)    (9,895)        --
                                                     --------   --------   --------   --------
  Increase (decrease) from contract transactions...  $293,619   $141,394   $     --   $     --
                                                     --------   --------   --------   --------
  Net increase in contract owners' equity..........  $299,285   $123,882   $     --   $     --
NET ASSETS:
  Beginning of the period..........................   186,819     62,937         --         --
                                                     --------   --------   --------   --------
  End of the period................................  $486,104   $186,819   $     --   $     --
                                                     ========   ========   ========   ========

See accompanying notes.

0110-0237837

    EMERGING MARKETS EQUITY    EMERGING MARKETS DEBT    VANGUARD VIF MONEY MARKET
          SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
    -----------------------   -----------------------   -------------------------
       2002         2001         2002         2001         2002          2001
    ----------   ----------   ----------   ----------   -----------   -----------
    $       --   $       --   $       --   $       --   $   14,633    $      127
            --           --           --           --           --            --
            --           --           --           --           --            --
    ----------   ----------   ----------   ----------   ----------    ----------
    $       --   $       --   $       --   $       --   $   14,633    $      127
    ----------   ----------   ----------   ----------   ----------    ----------
    $       --   $       --   $       --   $       --   $1,476,691    $1,015,584
            --           --           --           --    1,482,836            --
            --           --           --           --           --            --
            --                        --                   (29,042)       (2,050)
    ----------   ----------   ----------   ----------   ----------    ----------
    $       --   $       --   $       --   $       --   $2,930,485    $1,013,534
    ----------   ----------   ----------   ----------   ----------    ----------
    $       --   $       --   $       --   $       --   $2,945,118    $1,013,661
            --           --           --           --    1,013,661            --
    ----------   ----------   ----------   ----------   ----------    ----------
    $       --   $       --   $       --   $       --   $3,958,779    $1,013,661
    ==========   ==========   ==========   ==========   ==========    ==========

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                             STATEMENTS OF CHANGES
                                 IN NET ASSETS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                      VANGUARD VIF TOTAL
                                                       BOND MARKET INDEX      VANGUARD VIF HIGH-
                                                          SUBACCOUNT        YIELD BOND SUBACCOUNT
                                                      -------------------   ----------------------
                                                        2002       2001       2002         2001
                                                      --------   --------   ---------   ----------
OPERATIONS
  Net investment income (loss)......................  $ 21,892   $     --    $ 3,480     $     --
  Net realized capital gain (loss)..................     1,220         --        (31)          --
  Net change in unrealized appreciation/
     depreciation of investments....................   (27,253)       751     (3,334)          --
                                                      --------   --------    -------     --------
  Increase (decrease) from operations...............  $ (4,141)  $    751    $   115     $     --
                                                      --------   --------    -------     --------
CONTRACT TRANSACTIONS
  Net contract purchase payments....................  $276,836   $169,265    $53,868     $     --
  Transfer payments from (to) other subaccounts or
     general account................................   113,536         --      6,461           --
  Contract terminations, withdrawals, and other
     deductions.....................................        --         --         --           --
  Contract maintenance charges......................    (4,282)      (342)      (447)
                                                      --------   --------    -------     --------
  Increase (decrease) from contract transactions....  $386,090   $168,923    $59,882     $     --
                                                      --------   --------    -------     --------
  Net increase in contract owners' equity...........  $381,949   $169,674    $59,997     $     --
NET ASSETS:
  Beginning of the period...........................   169,674         --         --           --
                                                      --------   --------    -------     --------
  End of the period.................................  $551,623   $169,674    $59,997     $     --
                                                      ========   ========    =======     ========

See accompanying notes.

0110-0237837

    VANGUARD VIF SHORT-
       TERM CORPORATE      VANGUARD VIF BALANCED   VANGUARD VIF DIVERSIFIED
         SUBACCOUNT             SUBACCOUNT             VALUE SUBACCOUNT
    --------------------   ---------------------   ------------------------
      2002       2001        2002        2001        2002          2001
    --------   ---------   ---------   ---------   ---------   ------------
    $ 1,168    $     --    $ 13,516    $     --     $   376     $       --
         (5)         --      20,137          --         201             --
     (1,380)         --     (16,776)         --       1,597             --
    -------    --------    --------    --------     -------     ----------
    $  (217)   $     --    $ 16,877    $     --     $ 2,174     $       --
    -------    --------    --------    --------     -------     ----------
    $36,313    $     --    $611,574    $     --     $33,006     $       --
      2,772          --     (51,708)         --     (12,889)            --
         --          --          --          --          --             --
       (297)                 (5,803)                   (194)
    -------    --------    --------    --------     -------     ----------
    $38,788    $     --    $554,063    $     --     $19,923     $       --
    -------    --------    --------    --------     -------     ----------
    $38,571    $     --    $570,940    $     --     $22,097     $       --
         --          --          --          --          --             --
    -------    --------    --------    --------     -------     ----------
    $38,571    $     --    $570,940    $     --     $22,097     $       --
    =======    ========    ========    ========     =======     ==========

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                             STATEMENTS OF CHANGES
                                 IN NET ASSETS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                  VANGUARD VIF EQUITY     VANGUARD VIF EQUITY
                                                   INCOME SUBACCOUNT       INDEX SUBACCOUNT
                                                  -------------------   -----------------------
                                                    2002       2001        2002         2001
                                                  --------   --------   ----------   ----------
OPERATIONS
  Net investment income (loss)..................  $  2,949   $     --   $    8,213   $       --
  Net realized capital gain (loss)..............       344         --       30,864           --
  Net change in unrealized appreciation/
     depreciation of investments................     1,463         --      (47,078)          --
                                                  --------   --------   ----------   ----------
  Increase (decrease) from operations...........  $  4,756   $     --   $   (8,001)  $       --
                                                  --------   --------   ----------   ----------
CONTRACT TRANSACTIONS
  Net contract purchase payments................  $109,321   $     --   $1,290,376   $       --
  Transfer payments from (to) other subaccounts
     or general account.........................       516         --      104,542           --
  Contract terminations, withdrawals, and other
     deductions.................................        --         --           --           --
  Contract maintenance charges..................      (768)                (11,849)
                                                  --------   --------   ----------   ----------
  Increase (decrease) from contract
     transactions...............................  $109,069   $     --   $1,383,069   $       --
                                                  --------   --------   ----------   ----------
  Net increase in contract owners' equity.......  $113,825   $     --   $1,375,068   $       --
NET ASSETS:
  Beginning of the period.......................        --         --           --           --
                                                  --------   --------   ----------   ----------
  End of the period.............................  $113,825   $     --   $1,375,068   $       --
                                                  ========   ========   ==========   ==========

See accompanying notes.

0110-0237837

    VANGUARD VIF GROWTH     VANGUARD VIF MID-     VANGUARD VIF REIT
        SUBACCOUNT        CAP INDEX SUBACCOUNT    INDEX SUBACCOUNT
    -------------------   ---------------------   -----------------
      2002       2001       2002        2001       2002      2001
    --------   --------   ---------   ---------   -------   -------
    $   251    $    --     $   707     $    --    $ 1,696   $    --
      2,199         --      11,061          --        680        --
     (5,020)        --         748          --      1,195        --
    -------    -------     -------     -------    -------   -------
    $(2,570)   $    --     $12,516     $    --    $ 3,571   $    --
    -------    -------     -------     -------    -------   -------
    $84,786    $    --     $80,660     $    --    $31,937   $    --
    (13,652)        --         921          --     13,526        --
         --         --          --          --         --        --
       (530)                (1,515)                  (239)
    -------    -------     -------     -------    -------   -------
    $70,604    $    --     $80,066     $    --    $45,224   $    --
    -------    -------     -------     -------    -------   -------
    $68,034    $    --     $92,582     $    --    $48,795   $    --
         --         --          --          --         --        --
    -------    -------     -------     -------    -------   -------
    $68,034    $    --     $92,582     $    --    $48,795   $    --
    =======    =======     =======     =======    =======   =======

0110-0237837

                       WRL SERIES LIFE CORPORATE ACCOUNT
                             STATEMENTS OF CHANGES
                                 IN NET ASSETS
          PERIOD FROM JANUARY 1, 2002 TO MARCH 31, 2002 -- (CONTINUED)

                                                     VANGUARD VIF SMALL
                                                       COMPANY GROWTH            VANGUARD VIF
                                                         SUBACCOUNT        INTERNATIONAL SUBACCOUNT
                                                     -------------------   -------------------------
                                                       2002       2001        2002          2001
                                                     --------   --------   -----------   -----------
OPERATIONS
  Net investment income (loss).....................  $  3,727   $     --    $  1,894      $     --
  Net realized capital gain (loss).................    14,744         --       2,204            --
  Net change in unrealized appreciation/
     depreciation of investments...................   (10,453)    (2,141)     (1,651)           --
                                                     --------   --------    --------      --------
  Increase (decrease) from operations..............  $  8,018   $ (2,141)   $  2,447      $     --
                                                     --------   --------    --------      --------
CONTRACT TRANSACTIONS
  Net contract purchase payments...................  $385,699   $253,896    $133,898      $     --
  Transfer payments from (to) other subaccounts or
     general account...............................    60,248         --      (2,330)           --
  Contract terminations, withdrawals, and other
     deductions....................................        --         --          --            --
  Contract maintenance charges.....................    (5,299)      (512)     (1,035)
                                                     --------   --------    --------      --------
  Increase (decrease) from contract transactions...  $440,648   $253,384    $130,533      $     --
                                                     --------   --------    --------      --------
  Net increase in contract owners' equity..........  $448,666   $251,243    $132,980      $     --
NET ASSETS:
  Beginning of the period..........................   251,243         --          --            --
                                                     --------   --------    --------      --------
  End of the period................................  $699,909   $251,243    $132,980      $     --
                                                     ========   ========    ========      ========

See accompanying notes.

0110-0237837

        ROYCE MICRO-CAP           ROYCE SMALL-CAP
          SUBACCOUNT                SUBACCOUNT
    -----------------------   -----------------------
       2002         2001         2002         2001
    ----------   ----------   ----------   ----------
    $       --   $       --   $       --   $       --
            --           --           --           --
    $       --   $       --   $       --   $       --
    ----------   ----------   ----------   ----------
            --           --           --           --
    ----------   ----------   ----------   ----------
    $       --   $       --   $       --   $       --
            --           --           --           --
            --           --           --           --
            --           --           --           --
    ----------   ----------   ----------   ----------
    $       --   $       --   $       --   $       --
    ----------   ----------   ----------   ----------
    $       --   $       --   $       --   $       --
    $       --   $       --   $       --   $       --
    ----------   ----------   ----------   ----------
    $       --   $       --   $       --   $       --
    ==========   ==========   ==========   ==========

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                         NOTES TO FINANCIAL STATEMENTS
                 FOR PERIOD ENDING JANUARY - MARCH 31, 2002 AND
                          YEAR ENDED DECEMBER 31, 2001

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     The WRL Series Life Corporate Account (the "Separate Account"), is a segregated investment account of the Western Reserve Life Assurance Co. of Ohio ("Western Reserve"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

     The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of twenty-eight subaccounts, three of which are invested in specific portfolios of the Deutsche Asset Management VIT funds, six of which are invested in specified portfolios of the Fidelity Variable Insurance Products Funds, three of which are invested in specified portfolios of the PIMCO Variable Insurance Trust, eight of which are invested in specified portfolios of the INVESCO Variable Investment Funds, Inc., three of which are invested in specified portfolios of the T. Rowe Price Equity Series, Inc., one of which is invested in the T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc. and four of which are invested in specified portfolios of the Janus Aspen Series (each a "Series Fund" and collectively the "Series Funds"). Activity in these twenty-eight investment subaccounts is available to contract owners of the Variable Adjustable Life Insurance Policy, offered by Western Reserve.

     The Balanced subaccount, which invests in the Balance Portfolio and the Growth Opportunities of the Fidelity Variable Insurance Products Funds, the INVESCO -- Financial Services and INVESCO -- Market Neutral subaccounts, which invest in corresponding portfolios of the INVESCO Variable Investment Funds, Inc., the T. Rowe Price Mid-Cap Growth and T. Rowe Price New America Growth subaccounts, which invest in corresponding portfolios of the T. Rowe Price Equity Series, Inc. and the Janus Aspen High Yield subaccount, which invests in the Janus Aspen High-Yield Portfolio of the Janus Aspen Series, had no activity during the period ended September 30, 2001.

INVESTMENTS

     Net purchase payments received by the Separate Account are invested in the portfolios of the Series Funds as selected by the contract owners. Investments are stated at the closing net asset values per share as of March 31, 2002.

     Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains and losses from investments in the Series Funds are credited or charged to contract owners' equity.

DIVIDEND INCOME

     Dividends received from the Series Fund investment are reinvested to purchase additional mutual fund shares.

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

     A summary of the mutual fund investment at March 31, 2002 follows:

                                     NUMBER OF    NET ASSET VALUE
                                    SHARES HELD      PER SHARE      MARKET VALUE      COST
                                    -----------   ---------------   ------------   -----------
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS
  Small Cap Index Fund............      14,885        $11.14        $   165,821    $   162,055
  Equity 500 Index Fund...........     551,785         12.00          6,621,415      6,749,659
  EAFE Equity Index Fund..........       1,270          8.33             10,582         12,382
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUNDS
  Growth Opportunities
     Portfolio....................          --         14.86                  0              0
  Contrafund Portfolio............      21,932         20.54            450,479        454,880
  Growth Portfolio................      22,687         33.17            752,530        764,005
  Balanced Portfolio..............       6,186         13.30             82,280         83,309
  High Income Portfolio...........     183,932          5.75          1,057,609      1,378,115
  Money Market Portfolio..........   7,383,051          1.00          7,383,051      7,383,051
T. ROWE PRICE EQUITY SERIES, INC.
  T. Rowe Price Mid-Cap Growth
     Portfolio....................     116,888         18.36          2,146,055      1,964,852
  T. Rowe Price Equity Income
     Portfolio....................     218,868         19.97          4,370,804      4,247,051
  T. Rowe Price New America Growth
     Portfolio....................          --         17.34                  0              0
  T.Rowe Price Blue Chip Growth...     260,864          8.50          2,217,346      2,261,362
T. ROWE PRICE INTERNATIONAL
  SERIES, INC.
  T. Rowe Price International
     Stock Portfolio..............       8,601         11.60             99,774        108,692
JANUS ASPEN SERIES
  Growth Portfolio................       7,435         19.91            148,031        158,617
  Capital Appreciation
     Portfolio....................     133,147         20.38          2,713,543      3,015,947
  Worldwide Growth Portfolio......     102,932         28.30          2,912,962      3,140,764
  Flexible Income.................          --         11.62                  0              0
  Aggressive Growth...............      34,618         20.01            692,709        766,691
  International Growth............       3,073         23.18             71,231         70,281
INVESCO VARIABLE INVESTMENT FUNDS,
  INC.
  INVESCO VIF -- Market Neutral
     Fund.........................          --          9.52                  0              0
  INVESCO VIF -- Dynamics Fund....      74,663         12.11            904,174      1,048,709
  INVESCO VIF -- Health Sciences
     Fund.........................       3,452         17.19             59,336         62,519
  INVESCO VIF -- Technology Fund..       8,622         14.41            124,245        180,252
  INVESCO VIF -- Small Company
     Growth Fund..................     110,627         13.59          1,503,426      1,573,821

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS -- (CONTINUED)


                                     NUMBER OF    NET ASSET VALUE
                                    SHARES HELD      PER SHARE      MARKET VALUE      COST
                                    -----------   ---------------   ------------   -----------
  INVESCO VIF -- Blue Chip Growth
     Fund.........................     243,015        $ 7.15        $ 1,737,554    $ 1,941,722
  INVESCO VIF --
     Telecommunications Fund......      20,012          4.13             82,650        202,380
  INVESCO VIF -- Financial
     Services Fund................         621         12.88              8,003          7,200
PIMCO VARIABLE INSURANCE
  TRUST-INST.
  Short-Term Bond Portfolio.......      73,328         10.02            734,751        736,929
  Total Return Bond Portfolio.....     916,223          9.87          9,043,119      9,107,386
  StocksPLUS Growth and Income
     Portfolio....................      51,826          9.38            486,125        514,881
THE UNIVERSAL INSTITUTIONAL FUNDS,
  INC.
  Mid Cap Value...................          --         14.72                  0              0
  Emerging Markets Equity.........          --          7.42                  0              0
  Emerging Markets Debt...........          --          7.36                  0              0
VANGUARD VARIABLE INVESTMENTS
  FUNDS
  Vanguard VIF Money Market.......   3,958,780          1.00          3,958,780      3,958,780
  Vanguard VIF High-Grade Bond....      50,935         10.83            551,623        578,125
  Vanguard VIF High-Yield Bond....       7,344          8.17             59,997         63,331
  Vanguard VIF Short-Term
     Corporate....................       3,819         10.10             38,571         39,951
  Vanguard VIF Balanced...........      35,049         16.29            570,941        587,717
  Vanguard VIF Diversified
     Value........................       1,998         11.06             22,098         20,501
  Vanguard VIF Equity Income......       5,720         19.90            113,825        112,362
  Vanguard VIF Equity Index.......      49,286         27.90          1,375,070      1,422,148
  Vanguard VIF Growth.............       5,430         12.53             68,034         73,054
  Vanguard VIF Mid-Cap Index......       6,982         13.26             92,582         91,834
  Vanguard VIF REIT Index.........       3,641         13.40             48,795         47,600
  Vanguard VIF Small Company
     Growth.......................      44,354         15.78            699,910        712,504
  Vanguard VIF International......      11,327         11.74            132,980        134,631
                                                                    -----------    -----------
                                                                    $54,312,811    $55,940,050
                                                                    ===========    ===========

     The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                 2002          2002
                                                              -----------   ----------
                                                               PURCHASES      SALES
                                                              -----------   ----------
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
  Small Cap Index Fund......................................  $    24,340   $   36,670
  Equity 500 Index Fund.....................................    2,126,410      484,531
  EAFE Equity Index Fund....................................           --          297

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS -- (CONTINUED)


                                                                 2002          2002
                                                              -----------   ----------
                                                               PURCHASES      SALES
                                                              -----------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
  Growth Opportunities Portfolio............................           --           --
  Contrafund Portfolio......................................  $   201,055   $      739
  Growth Portfolio..........................................      239,249      177,558
  Balanced Portfolio........................................       84,009          677
  High Income Portfolio.....................................      110,508       34,028
  Money Market Portfolio....................................    2,990,977    1,190,526
T. ROWE PRICE EQUITY SERIES, INC.
  T. Rowe Price Mid-Cap Growth Portfolio....................      735,252       60,182
  T. Rowe Price Equity Income Portfolio.....................    2,379,259      112,128
  T. Rowe Price New America Growth Portfolio................           --           --
  T.Rowe Price Blue Chip Growth.............................      221,433      143,372
T. ROWE PRICE INTERNATIONAL SERIES, INC.
  T. Rowe Price International Stock Portfolio...............       18,561       74,523
JANUS ASPEN SERIES
  Growth Portfolio..........................................       22,925        1,736
  Capital Appreciation Portfolio............................      552,275      152,272
  Worldwide Growth Portfolio................................      528,964       83,136
  Flexible Income...........................................           --           --
  Aggressive Growth.........................................      166,435      160,451
  International Growth......................................       52,398           60
INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF -- Market Neutral Fund........................           --           --
  INVESCO VIF -- Dynamics Fund..............................      217,995       34,123
  INVESCO VIF -- Health Sciences Fund.......................       10,641          276
  INVESCO VIF -- Technology Fund............................       20,378        6,429
  INVESCO VIF -- Small Company Growth Fund..................      203,198       77,962
  INVESCO VIF -- Blue Chip Growth Fund......................      315,276      136,163
  INVESCO VIF -- Telecommunications Fund....................        7,835       26,265
  INVESCO VIF -- Financial Services Fund....................          190           47
PIMCO VARIABLE INSURANCE TRUST-INST.
  Short-Term Bond Portfolio.................................       96,842        2,567
  Total Return Bond Portfolio...............................    3,764,470      204,228
  StocksPLUS Growth and Income Portfolio....................      299,265        3,175
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Mid Cap Value.............................................           --           --
  Emerging Markets Equity...................................           --           --
  Emerging Markets Debt.....................................           --           --
VANGUARD VARIABLE INVESTMENTS FUNDS
  Vanguard VIF Money Market.................................    3,049,074      103,955
  Vanguard VIF High-Grade Bond..............................      486,243       78,261
  Vanguard VIF High-Yield Bond..............................       65,178        1,816
  Vanguard VIF Short-Term Corporate.........................       43,418        3,462

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS -- (CONTINUED)


                                                                 2002          2002
                                                              -----------   ----------
                                                               PURCHASES      SALES
                                                              -----------   ----------
  Vanguard VIF Balanced.....................................  $   858,883   $  278,109
  Vanguard VIF Diversified Value............................       35,645       15,345
  Vanguard VIF Equity Income................................      125,073       12,563
  Vanguard VIF Equity Index.................................    1,441,644       19,093
  Vanguard VIF Growth.......................................       92,738       18,372
  Vanguard VIF Mid-Cap Index................................      241,762      156,169
  Vanguard VIF REIT Index...................................       56,483        8,986
  Vanguard VIF Small Company Growth.........................      483,545       23,018
  Vanguard VIF International................................      151,529       16,362
                                                              -----------   ----------
                                                              $22,521,355    3,939,632
                                                              ===========   ==========

3.  ACCUMULATION UNITS OUTSTANDING

     A summary of changes in contract owners' account

                                                                       EAFE
                                         SMALL CAP    EQUITY 500      EQUITY         GROWTH
                                           INDEX         INDEX         INDEX      OPPORTUNITIES   CONTRAFUND
                                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         ----------   -----------   -----------   -------------   -----------
Units outstanding at 1/1/01............   157,228      1,235,488      26,502            --           84,220
Units purchased........................    58,312      3,144,217         (65)           --          164,327
Units redeemed and transferred.........   (42,656)     1,745,249      (9,457)           --           39,689
                                          -------      ---------      ------           ---          -------
Units outstanding 12/31/2001...........   172,884      6,124,954      16,980             0          288,236
Units purchased........................    28,626        254,042       8,958             0          192,717
Units redeemed and transferred.........   (42,656)     1,745,249      (9,457)            0           39,689
                                          -------      ---------      ------           ---          -------
Units outstanding 3/31/2002............   158,854      8,124,245      16,481             0          520,642
                                          =======      =========      ======           ===          =======

                                                                                               T. ROWE PRICE
                                                                                    MONEY         MID-CAP
                                          GROWTH      BALANCED     HIGH INCOME     MARKET         GROWTH
                                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                        ----------   -----------   -----------   -----------   -------------
Units outstanding at 1/1/01...........    466,561          --       1,293,843       287,895             --
Units purchased.......................    784,108          --         194,139     3,969,845      1,772,533
Units redeemed and transferred........   (324,942)         --          84,573       785,506       (424,287)
                                        ---------      ------       ---------     ---------      ---------
Units outstanding 12/31/2001..........    925,727           0       1,572,556     5,043,246      1,348,246
Units purchased.......................    419,998      85,744        (268,030)      811,202      1,050,517
Units redeemed and transferred........   (324,942)          0         218,588       785,506       (424,287)
                                        ---------      ------       ---------     ---------      ---------
Units outstanding 3/31/2002...........  1,020,783      85,744       1,523,114     6,639,954      1,974,476
                                        =========      ======       =========     =========      =========

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3.  ACCUMULATION UNITS OUTSTANDING -- (CONTINUED)


     A summary of changes in contract owners' account


                                   T. ROWE PRICE   T. ROWE PRICE                   T. ROWE PRICE
                                      EQUITY        NEW AMERICA    T. ROWE PRICE   INTERNATIONAL   JANUS ASPEN
                                      INCOME          GROWTH         BLUE CHIP         STOCK         GROWTH
                                    SUBACCOUNT      SUBACCOUNT        GROWTH        SUBACCOUNT     SUBACCOUNT
                                   -------------   -------------   -------------   -------------   -----------
Units outstanding at 1/1/01......      157,437           --                 --        132,435         37,024
Units purchased..................    1,400,219           --          2,643,573         90,029        143,041
Units redeemed and transferred...      165,703           --           (142,463)        19,505         11,008
                                     ---------          ---          ---------       --------        -------
Units outstanding 12/31/2001.....    1,723,359            0          2,501,110        241,969        191,073
Units purchased..................    1,713,582            0            231,257       (110,756)        22,143
Units redeemed and transferred...      165,703            0           (142,464)        19,505         11,008
                                     ---------          ---          ---------       --------        -------
Units outstanding 3/31/2002......    3,602,644            0          2,589,903        150,718        224,224
                                     =========          ===          =========       ========        =======

                                        JANUS ASPEN    JANUS ASPEN    JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                          CAPITAL       WORLDWIDE      FLEXIBLE     AGGRESSIVE    INTERNATIONAL
                                       APPRECIATION       GROWTH        INCOME        GROWTH         GROWTH
                                        SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                       -------------   ------------   -----------   -----------   -------------
Units outstanding at 1/1/01..........      965,215        938,276          --               --           --
Units purchased......................    2,556,622      2,927,033          --        1,273,878       22,952
Units redeemed and transferred.......       15,851       (205,395)         --           30,831          298
                                         ---------      ---------         ---        ---------       ------
Units outstanding 12/31/2001.........    3,537,689      3,659,914           0        1,304,710       23,251
Units purchased......................      602,732        887,303           0          (15,209)      73,866
Units redeemed and transferred.......       15,852       (205,395)          0           30,832          299
                                         ---------      ---------         ---        ---------       ------
Units outstanding 3/31/2002..........    4,156,273      4,341,822           0        1,320,333       97,416
                                         =========      =========         ===        =========       ======

                                                                                                INVESCO
                                        INVESCO       INVESCO       INVESCO       INVESCO      VIF--SMALL
                                      VIF--MARKET      VIF--      VIF--HEALTH      VIF--        COMPANY
                                        NEUTRAL       DYNAMICS      SCIENCES     TECHNOLOGY      GROWTH
                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                      ------------   ----------   ------------   ----------   ------------
Units outstanding at 1/1/01.........         --        410,101       31,273       119,004        339,893
Units purchased.....................     38,500        721,901       11,100       163,860      1,997,201
Units redeemed and transferred......    (38,500)       (41,506)       5,845       (11,503)      (307,321)
                                        -------      ---------       ------       -------      ---------
Units outstanding 12/31/2001........          0      1,090,496       48,219       271,361      2,029,773
Units purchased.....................     38,501        328,080        4,358        46,554        499,026
Units redeemed and transferred......    (38,501)       (41,507)       5,845       (11,504)      (307,322)
                                        -------      ---------       ------       -------      ---------
Units outstanding 3/31/2002.........          0      1,377,069       58,422       306,411      2,221,477
                                        =======      =========       ======       =======      =========

                                    INVESCO        INVESCO           INVESCO
                                   VIF--BLUE    VIF--TELECOM-    VIF--FINANCIAL    SHORT-TERM   TOTAL RETURN
                                  CHIP GROWTH    MUNICATIONS        SERVICES          BOND          BOND
                                  SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                  -----------   --------------   ---------------   ----------   ------------
Units outstanding at 1/1/01.....     451,070        280,058              --          144,027       569,142
Units purchased.................   3,354,888        226,121             (23)          65,083     2,081,930
Units redeemed and
  transferred...................      40,356       (123,014)          6,307          368,707     2,005,545
                                   ---------      ---------          ------         --------     ---------
Units outstanding 12/31/2001....   3,846,315        383,165           6,284          577,818     4,656,618
Units purchased.................     438,483         58,306          (6,181)        (289,263)      905,501
Units redeemed and
  transferred...................      40,356       (123,015)          6,308          368,707     2,005,546
                                   ---------      ---------          ------         --------     ---------
Units outstanding 3/31/2002.....   4,325,154        318,456           6,411          657,262     7,567,665
                                   =========      =========          ======         ========     =========

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3.  ACCUMULATION UNITS OUTSTANDING -- (CONTINUED)


     A summary of changes in contract owners' account


                                                                        EMERGING     EMERGING
                                          STOCKSPLUS       MID CAP      MARKETS      MARKETS     U.S. REAL
                                        GROWTH & INCOME     VALUE        EQUITY        DEBT        ESTATE
                                          SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                        ---------------   ----------   ----------   ----------   ----------
Units outstanding at 1/1/01...........       68,343           --           --           --           --
Units purchased.......................      166,136           --           --           --           --
Units redeemed and transferred........       (5,816)          --           --           --           --
                                            -------          ---          ---          ---          ---
Units outstanding 12/31/2001..........      228,663            0            0            0            0
Units purchased.......................      367,195            0            0            0            0
Units redeemed and transferred........       (5,817)           0            0            0            0
                                            -------          ---          ---          ---          ---
Units outstanding 3/31/2002...........      590,041            0            0            0            0
                                            =======          ===          ===          ===          ===

                                     VANGUARD    VANGUARD VIF   VANGUARD VIF   VANGUARD VIF
                                    VIF MONEY     HIGH-GRADE     HIGH-YIELD     SHORT-TERM      VANGUARD
                                      MARKET         BOND           BOND        CORPORATE     VIF BALANCED
                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                    ----------   ------------   ------------   ------------   ------------
Units outstanding at 1/1/01.......         --           --             --             --             --
Units purchased...................  1,007,005      171,027             --             --             --
Units redeemed and transferred....         --           --             --             --             --
                                    ---------      -------         ------         ------        -------
Units outstanding 12/31/2001......  1,007,005      171,027              0              0              0
Units purchased...................  2,906,460      385,467         56,887         38,606        524,122
Units redeemed and transferred....          0            0              0              0              0
                                    ---------      -------         ------         ------        -------
Units outstanding 3/31/2002.......  3,913,465      556,494         56,887         38,606        524,122
                                    =========      =======         ======         ======        =======

                                        VANGUARD VIF    VANGUARD     VANGUARD                  VANGUARD
                                        DIVERSIFIED    VIF EQUITY   VIF EQUITY    VANGUARD    VIF MID-CAP
                                           VALUE         INCOME       INDEX      VIF GROWTH      INDEX
                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                        ------------   ----------   ----------   ----------   -----------
Units outstanding at 1/1/01...........         --            --            --          --           --
Units purchased.......................         --            --            --          --           --
Units redeemed and transferred........         --            --            --          --           --
                                           ------       -------     ---------      ------       ------
Units outstanding 12/31/2001..........          0             0             0           0            0
Units purchased.......................     20,528       108,165     1,274,107      64,967       75,634
Units redeemed and transferred........          0             0             0           0            0
                                           ------       -------     ---------      ------       ------
Units outstanding 3/31/2002...........     20,528       108,165     1,274,107      64,967       75,634
                                           ======       =======     =========      ======       ======

                                                                           VANGUARD VIF      VANGUARD
                                                            VANGUARD VIF   SMALL COMPANY        VIF
                                                             REIT INDEX       GROWTH       INTERNATIONAL
                                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                            ------------   -------------   -------------
Units outstanding at 1/1/01...............................         --              --              --
Units purchased...........................................         --         211,638              --
Units redeemed and transferred............................         --              --              --
                                                               ------         -------         -------
Units outstanding 12/31/2001..............................          0         211,638               0
Units purchased...........................................     42,665         378,019         120,066
Units redeemed and transferred............................          0               0               0
                                                               ------         -------         -------
Units outstanding 3/31/2002...............................     42,665         589,657         120,066
                                                               ======         =======         =======

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4.  FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable life insurance contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended March 31, 2002:

                                                                                             EXPENSES
                                                                                                AS
                                                                                             A PERCENT
                                                                                                OF
                                                                  TOTAL       INVESTMENT      AVERAGE
                                    ACCUMULATION                CONTRACT        INCOME          NET        TOTAL
                                       UNITS          AUV         VALUE         RATIO         ASSETS       RETURN
                                   --------------   -------   -------------   ----------   -------------   ------
BT Small Cap Index...............    158,854.1099   1.04385   $  165,820.02     0.00%         0.00%          5.97%
BT Equity 500 Index..............  8,124,245.2763   0.81506    6,621,747.35      0.00          0.00        (12.03)
BT EAFE Equity Index.............     16,480.6220   0.64209       10,582.08      0.00          0.00        (25.22)
Fidelity Growth Opportunities....          0.0000   0.71630            0.00      0.00          0.00         (0.82)
Fidelity Contrafund..............    520,641.7452   0.86524      450,477.98      1.23          0.00         (9.72)
Fidelity Growth..................  1,020,782.8017   0.73758      752,911.02      0.21          0.00        (18.55)
Fidelity Balanced................     85,744.1744   0.95960       82,280.20      5.74          0.00         (1.73)
Fidelity High Income.............  1,523,113.6562   0.69437    1,057,610.52     10.10          0.00        (11.46)
Fidelity Money Market............  6,639,953.7166   1.11197    7,383,416.05      0.86          0.00          4.66
T. Rowe Price Mid-Cap Growth.....  1,974,476.1756   1.08688    2,146,018.67      0.00          0.00         (0.38)
T. Rowe Price Equity Income......  3,602,644.0047   1.21334    4,371,235.68      0.82          0.00          6.13
T. Rowe Price New America
  Growth.........................          0.0000   0.77807            0.00      0.00          0.00        (15.64)
T. Rowe Price Blue Chip Growth...  2,589,903.3049   0.85613    2,217,304.28      0.00          0.00         (1.28)
T. Rowe Price International
  Stock..........................    150,718.2379   0.66199       99,773.66      0.00          0.00        (21.33)
Janus Aspen Growth...............    224,223.8540   0.66019      148,031.02      0.00          0.00        (24.62)
Janus Aspen Capital
  Appreciation...................  4,156,272.5871   0.65296    2,713,896.37      0.00          0.00        (22.96)
Janus Aspen Worldwide Growth.....  4,341,821.8250   0.67094    2,913,093.25      0.00          0.00        (23.09)
Janus Aspen Flexible Income......          0.0000   1.10490            0.00      0.00          0.00          0.35
Janus Aspen Aggressive Growth....  1,320,333.3555   0.52465      692,706.29      0.00          0.00         (8.96)
Janus Aspen International
  Growth.........................     97,416.1394   0.73120       71,230.58      0.00          0.00         (1.23)
INVESCO Market Neutral...........          0.0000   1.03289            0.00      0.00          0.00         (3.31)
INVESCO Dynamics.................  1,377,068.9256   0.65671      904,336.31      0.00          0.00        (33.50)
INVESCO Health Sciences..........     58,421.9937   1.04264       60,912.82      0.00          0.00        (17.44)
INVESCO Technology...............    306,411.0881   0.40548      124,243.57      0.00          0.00        (49.21)
INVESCO Small Company Growth.....  2,221,476.9153   0.67693    1,503,793.25      0.00          0.00        (24.79)
INVESCO Blue Chip Growth.........  4,325,153.7798   0.40177    1,737,721.36      0.00          0.00        (48.45)
INVESCO Telecommunications.......    318,456.3166   0.25953       82,647.38      0.00          0.00        (65.90)
INVESCO Financial Services.......      6,410.6347   1.24839        8,002.97      0.00          0.00         (6.55)
PIMCO-Inst Short-Term Bond.......    657,262.1037   1.11797      734,801.94      1.37          0.00          6.83
PIMCO-Inst Total Return Bond.....  7,567,664.9550   1.19509    9,044,002.87      1.77          0.00          9.47
PIMCO-Inst StocksPLUS Growth &
  Income.........................    590,040.5256   0.82385      486,103.71      1.49          0.00        (10.54)
The Universal Institutional Funds
  Mid Cap Value..................          0.0000   0.67094            0.00      0.00          0.00         (0.84)
The Universal Institutional
  Emerging Markets Equity........          0.0000   1.00855            0.00      0.00          0.00          0.00

0110-0237837

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                                             EXPENSES
                                                                                                AS
                                                                                             A PERCENT
                                                                                                OF
                                                                  TOTAL       INVESTMENT      AVERAGE
                                    ACCUMULATION                CONTRACT        INCOME          NET        TOTAL
                                       UNITS          AUV         VALUE         RATIO         ASSETS       RETURN
                                   --------------   -------   -------------   ----------   -------------   ------
The Universal Institutional
  Emerging Markets Debt..........          0.0000   1.03289            0.00      0.00          0.00          0.00
Vanguard VIF Money Market........  3,913,465.2985   1.01158    3,958,779.31      0.60          0.00          0.49
Vanguard VIF High-Grade Bond.....    556,494.4319   0.99125      551,622.88      6.12          0.00         (0.09)
Vanguard VIF High-Yield Bond.....     56,886.7034   1.05468       59,996.98     11.11          0.00          1.05
Vanguard VIF Short-Term
  Corporate......................     38,606.4558   0.99907       38,570.63      5.68          0.00          0.20
Vanguard VIF Balanced............    524,122.4243   1.08933      570,939.66      4.55          0.00          3.22
Vanguard VIF Diversified Value...     20,527.6248   1.07646       22,097.23      2.94          0.00          5.63
Vanguard VIF Equity Income.......    108,164.9764   1.05233      113,825.03      5.37          0.00          3.69
Vanguard VIF Equity Index........  1,274,106.8287   1.07924    1,375,068.33      1.90          0.00          0.24
Vanguard VIF Growth..............     64,967.0174   1.04721       68,034.24      0.71          0.00         (7.67)
Vanguard VIF Mid-Cap Index.......     75,634.0596   1.22408       92,581.91      0.69          0.00          6.78
Vanguard VIF REIT Index..........     42,665.2084   1.14367       48,794.96      7.05          0.00          8.05
Vanguard VIF Small Company
  Growth.........................    589,656.7837   1.18698      699,909.04      1.05          0.00         (0.01)
Vanguard VIF International.......    120,065.9261   1.10756      132,979.74      3.75          0.00          0.46

5.  ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE

     On each monthly deduction day, Western Reserve currently deducts a mortality and expense risk charge equal to an annual rate of .35% of the cash value in the Subaccounts in all policy years. Western Reserve also deducts a monthly charge to compensate Western Reserve for the anticipated cost of paying the life insurance benefit that exceeds the cash value upon the insured's death. This charge varies from policy to policy and month to month and is dependent upon a number of variables. Also, on each policy anniversary during policy years 2-7, Western Reserve currently deducts 1% of the amount of any decrease in excess premium received in policy years 2-7 from the excess premium received in the first policy year. Western Reserve also deducts a monthly administrative fee equal to $16.50 in the policy year and $4.00 (current, $10 maximum) in subsequent years.

6.  TAXES

     Operations of the Separate Account form a part of Western Reserve, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Separate Account are accounted for separately from other operations of Western Reserve for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Western Reserve. Under existing federal income tax laws, the income of the Separate Account, to the extent applied to increase reserves under the variable life contracts, is not taxable to Western Reserve.

0110-0237837

                              FINANCIAL STATEMENTS

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

                          YEAR ENDED DECEMBER 31, 2001

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 2001

                                    CONTENTS

Report of Independent Auditors..............................      1
Financial Statements
Statements of Assets and Liabilities........................      2
Statements of Operations....................................     10
Statements of Changes in Net Assets.........................     22
Notes to Financial Statements...............................     33

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Contract Owners of the Variable Adjustable Life Insurance Policy,
Western Reserve Life Assurance Co. of Ohio

     We have audited the accompanying statements of assets and liabilities of the subaccounts of WRL Series Life Corporate Account (comprised of the Small Cap Index, Equity 500 Index, EAFE(R) Equity Index, Growth Opportunities, Contrafund(R), Growth, High Income, Money Market, Short-Term Bond, Total Return Bond, StocksPLUS Growth and Income, INVESCO VIF -- Blue Chip Growth, INVESCO
VIF -- Dynamics, INVESCO VIF -- Health Sciences, INVESCO VIF -- Market Neutral, INVESCO VIF -- Small Company Growth, INVESCO VIF -- Technology, INVESCO
VIF -- Telecommunications, INVESCO VIF -- Financial Services, T. Rowe Price Mid-Cap Growth, T. Rowe Price Equity Income, T. Rowe Price Blue Chip Growth, T. Rowe Price International Stock, Janus Aspen Growth, Janus Aspen Capital Appreciation, Janus Aspen Worldwide Growth, Janus Aspen Aggressive Growth, Janus Aspen International Growth, Vanguard VIF Money Market, Vanguard VIF High-Grade Bond, and Vanguard VIF Small Company Growth subaccounts), which are available for investment by contract owners of WRL Series Life Corporate Account, as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of WRL Series Life Corporate Account at December 31, 2001, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
February 1, 2002

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                      EAFE(R)
                                     SMALL CAP       EQUITY 500       EQUITY         GROWTH
                                       INDEX           INDEX           INDEX      OPPORTUNITIES   CONTRAFUND(R)      GROWTH
                                     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                    ------------   --------------   -----------   -------------   -------------   ------------
ASSETS
Cash..............................  $         --   $          328   $        --        $--        $         --    $        386
Investments in mutual funds, at
  current market value:
  Deutsche Asset Management VIT
    Funds:
    Small Cap Index Fund..........       173,824               --            --        --                   --              --
    Equity 500 Index Fund.........            --        4,983,553            --        --                   --              --
    EAFE(R) Equity Index Fund.....            --               --        10,981        --                   --              --
  Fidelity Variable Insurance
    Products Funds:
    Growth Opportunities
      Portfolio...................            --               --            --        --                   --              --
    Contrafund(R) Portfolio.......            --               --            --        --              242,430              --
    Growth Portfolio..............            --               --            --        --                   --         689,947
    High Income Portfolio.........            --               --            --        --                   --              --
    Money Market Portfolio........            --               --            --        --                   --              --
  PIMCO Variable Insurance Trust:
    Short-Term Bond Portfolio.....            --               --            --        --                   --              --
    Total Return Bond Portfolio...            --               --            --        --                   --              --
    StocksPLUS Growth and Income
      Portfolio...................            --               --            --        --                   --              --
  INVESCO Variable Investment
    Funds, Inc.:
    INVESCO VIF -- Blue Chip
      Growth Fund.................            --               --            --        --                   --              --
    INVESCO VIF -- Dynamics
      Fund........................            --               --            --        --                   --              --
    INVESCO VIF -- Health Sciences
      Fund........................            --               --            --        --                   --              --
    INVESCO VIF -- Market Neutral
      Fund........................            --               --            --        --                   --              --
    INVESCO VIF -- Small Company
      Growth Fund.................            --               --            --        --                   --              --
    INVESCO VIF -- Technology
      Fund........................            --               --            --        --                   --              --
    INVESCO VIF --
      Telecommunications Fund.....            --               --            --        --                   --              --
    INVESCO VIF -- Financial
      Services....................            --               --            --        --                   --              --
  T. Rowe Price Equity Series,
    Inc.:
    T. Rowe Price Mid-Cap Growth
      Portfolio...................            --               --            --        --                   --              --
    T. Rowe Price Equity Income
      Portfolio...................            --               --            --        --                   --              --
    T. Rowe Price Blue Chip Growth
      Portfolio...................            --               --            --        --                   --              --
  T. Rowe Price International
    Series, Inc.:
    T. Rowe Price International
      Stock Portfolio.............            --               --            --        --                   --              --
  Janus Aspen Series:
    Janus Aspen Growth
      Portfolio...................            --               --            --        --                   --              --
    Janus Aspen Capital
      Appreciation Portfolio......            --               --            --        --                   --              --
    Janus Aspen Worldwide Growth
      Portfolio...................            --               --            --        --                   --              --


                                         HIGH
                                        INCOME
                                      SUBACCOUNT
                                    --------------
ASSETS
Cash..............................  $           --
Investments in mutual funds, at
  current market value:
  Deutsche Asset Management VIT
    Funds:
    Small Cap Index Fund..........              --
    Equity 500 Index Fund.........              --
    EAFE(R) Equity Index Fund.....              --
  Fidelity Variable Insurance
    Products Funds:
    Growth Opportunities
      Portfolio...................              --
    Contrafund(R) Portfolio.......              --
    Growth Portfolio..............              --
    High Income Portfolio.........       1,088,636
    Money Market Portfolio........              --
  PIMCO Variable Insurance Trust:
    Short-Term Bond Portfolio.....              --
    Total Return Bond Portfolio...              --
    StocksPLUS Growth and Income
      Portfolio...................              --
  INVESCO Variable Investment
    Funds, Inc.:
    INVESCO VIF -- Blue Chip
      Growth Fund.................              --
    INVESCO VIF -- Dynamics
      Fund........................              --
    INVESCO VIF -- Health Sciences
      Fund........................              --
    INVESCO VIF -- Market Neutral
      Fund........................              --
    INVESCO VIF -- Small Company
      Growth Fund.................              --
    INVESCO VIF -- Technology
      Fund........................              --
    INVESCO VIF --
      Telecommunications Fund.....              --
    INVESCO VIF -- Financial
      Services....................              --
  T. Rowe Price Equity Series,
    Inc.:
    T. Rowe Price Mid-Cap Growth
      Portfolio...................              --
    T. Rowe Price Equity Income
      Portfolio...................              --
    T. Rowe Price Blue Chip Growth
      Portfolio...................              --
  T. Rowe Price International
    Series, Inc.:
    T. Rowe Price International
      Stock Portfolio.............              --
  Janus Aspen Series:
    Janus Aspen Growth
      Portfolio...................              --
    Janus Aspen Capital
      Appreciation Portfolio......              --
    Janus Aspen Worldwide Growth
      Portfolio...................              --


                                                     STOCKSPLUS       INVESCO                          INVESCO       INVESCO
        MONEY         SHORT-TERM     TOTAL RETURN    GROWTH AND      VIF--BLUE         INVESCO       VIF--HEALTH   VIF--MARKET
        MARKET           BOND            BOND          INCOME       CHIP GROWTH     VIF--DYNAMICS     SCIENCES       NEUTRAL
      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
     ------------   --------------   ------------   ------------   --------------   --------------   -----------   -----------
     $        283   $           54   $      1,437   $         --   $          184   $          171   $     1,670      $  --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
        5,582,600               --             --             --               --               --            --         --
               --          644,583             --             --               --               --            --         --
               --               --      5,516,753             --               --               --            --         --
               --               --             --        186,839               --               --            --         --
               --               --             --             --        1,670,513               --            --         --
               --               --             --             --               --          741,397            --         --
               --               --             --             --               --               --        51,559         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --
               --               --             --             --               --               --            --         --


        INVESCO
       VIF--SMALL
        COMPANY
         GROWTH
       SUBACCOUNT
     --------------
     $          394
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
          1,487,874
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

                                                                      EAFE(R)
                                     SMALL CAP       EQUITY 500       EQUITY         GROWTH
                                       INDEX           INDEX           INDEX      OPPORTUNITIES   CONTRAFUND(R)      GROWTH
                                     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                    ------------   --------------   -----------   -------------   -------------   ------------
    Janus Aspen Aggressive Growth
      Portfolio...................  $         --   $           --   $        --       $  --       $         --    $         --
    Janus Aspen International
      Growth Portfolio............            --               --            --          --                 --              --
  Vanguard Variable Insurance
    Fund, Inc.
    Vanguard VIF Money Market
      Portfolio...................            --               --            --          --                 --              --
    Vanguard VIF High-Grade Bond
      Portfolio...................            --               --            --          --                 --              --
    Vanguard VIF Small Company
      Growth Portfolio............            --               --            --          --                 --              --
                                    ------------   --------------   -----------       -----       ------------    ------------
Total investments in mutual
  funds...........................       173,824        4,983,553        10,981          --            242,430         689,947
                                    ------------   --------------   -----------       -----       ------------    ------------
Total assets......................       173,824        4,983,881        10,981          --            242,430         690,333
LIABILITIES
  Contract terminations payable...            --               --            --          --                 --              --
                                    ------------   --------------   -----------       -----       ------------    ------------
                                    $    173,824   $    4,983,881   $    10,981       $  --       $    242,430    $    690,333
                                    ============   ==============   ===========       =====       ============    ============
Net assets:
  Deferred annuity contracts
    terminable by owners..........  $    173,824   $    4,983,881   $    10,981       $  --       $    242,430    $    690,333
                                    ------------   --------------   -----------       -----       ------------    ------------
Total net assets..................  $    173,824   $    4,983,881   $    10,981       $  --       $    242,430    $    690,333
                                    ============   ==============   ===========       =====       ============    ============
Accumulation units outstanding....   172,884.224    6,124,954.325    16,979.967          --        288,236.266     925,726.717
                                    ============   ==============   ===========       =====       ============    ============
Accumulation unit value...........  $   1.005434   $     0.813701   $  0.646715       $  --       $   0.841081    $   0.745720
                                    ============   ==============   ===========       =====       ============    ============


                                         HIGH
                                        INCOME
                                      SUBACCOUNT
                                    --------------
    Janus Aspen Aggressive Growth
      Portfolio...................  $           --
    Janus Aspen International
      Growth Portfolio............              --
  Vanguard Variable Insurance
    Fund, Inc.
    Vanguard VIF Money Market
      Portfolio...................              --
    Vanguard VIF High-Grade Bond
      Portfolio...................              --
    Vanguard VIF Small Company
      Growth Portfolio............              --
                                    --------------
Total investments in mutual
  funds...........................       1,088,636
                                    --------------
Total assets......................       1,088,636
LIABILITIES
  Contract terminations payable...               3
                                    --------------
                                    $    1,088,633
                                    ==============
Net assets:
  Deferred annuity contracts
    terminable by owners..........  $    1,088,633
                                    --------------
Total net assets..................  $    1,088,633
                                    ==============
Accumulation units outstanding....   1,572,555.832
                                    ==============
Accumulation unit value...........  $     0.692270
                                    ==============


                                                       STOCKSPLUS       INVESCO                          INVESCO       INVESCO
         MONEY         SHORT-TERM     TOTAL RETURN     GROWTH AND      VIF--BLUE         INVESCO       VIF--HEALTH   VIF--MARKET
         MARKET           BOND            BOND           INCOME       CHIP GROWTH     VIF--DYNAMICS     SCIENCES       NEUTRAL
       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
     --------------   ------------   --------------   ------------   --------------   --------------   -----------   -----------
     $           --   $         --   $           --   $         --   $           --   $           --   $        --      $  --
                 --             --               --             --               --               --            --         --
                 --             --               --             --               --               --            --         --
                 --             --               --             --               --               --            --         --
                 --             --               --             --               --               --            --         --
     --------------   ------------   --------------   ------------   --------------   --------------   -----------      -----
          5,582,600        644,583        5,516,753        186,839        1,670,513          741,397        51,559         --
     --------------   ------------   --------------   ------------   --------------   --------------   -----------      -----
          5,582,883        644,637        5,518,190        186,839        1,670,697          741,568        53,229         --
                 --             --               --             20               --               --            --         --
     --------------   ------------   --------------   ------------   --------------   --------------   -----------      -----
     $    5,582,883   $    644,637   $    5,518,190   $    186,819   $    1,670,697   $      741,568   $    53,229      $  --
     ==============   ============   ==============   ============   ==============   ==============   ===========      =====
     $    5,582,883   $    644,637   $    5,518,190   $    186,819   $    1,670,697   $      741,568   $    53,229      $  --
     --------------   ------------   --------------   ------------   --------------   --------------   -----------      -----
     $    5,582,883   $    644,637   $    5,518,190   $    186,819   $    1,670,697   $      741,568   $    53,229      $  --
     ==============   ============   ==============   ============   ==============   ==============   ===========      =====
      5,043,245.915    577,818.081    4,656,617.548    228,663.277    3,846,315.470    1,090,496.400    48,219.156         --
     ==============   ============   ==============   ============   ==============   ==============   ===========      =====
     $     1.107002   $   1.115640   $     1.185021   $   0.817003   $     0.434363   $     0.680028   $  1.103896      $  --
     ==============   ============   ==============   ============   ==============   ==============   ===========      =====

        INVESCO
       VIF--SMALL
        COMPANY
         GROWTH
       SUBACCOUNT
     --------------
     $           --
                 --
                 --
                 --
                 --
     --------------
          1,487,874
     --------------
          1,488,268
                 --
     --------------
     $    1,488,268
     ==============
     $    1,488,268
     --------------
     $    1,488,268
     ==============
      2,029,773.087
     ==============
     $     0.733219
     ==============

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

                                                                           INVESCO        T. ROWE          T. ROWE
                                        INVESCO                             VIF--          PRICE            PRICE
                                         VIF--         INVESCO VIF--      FINANCIAL       MID-CAP           EQUITY
                                       TECHNOLOGY    TELECOMMUNICATIONS    SERVICES        GROWTH           INCOME
                                       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                      ------------   ------------------   ----------   --------------   --------------
ASSETS
Cash................................  $         --      $         --      $       --   $           --   $          419
Investments in mutual funds, at
  current market value:
  Deutsche Asset Management VIT
    Funds:
    Small Cap Index Fund............            --                --              --               --               --
    Equity 500 Index Fund...........            --                --              --               --               --
    EAFE(R) Equity Index Fund.......            --                --              --               --               --
  Fidelity Variable Insurance
    Products Funds:
    Growth Opportunities
      Portfolio.....................            --                --              --               --               --
    Contrafund(R) Portfolio.........            --                --              --               --               --
    Growth Portfolio................            --                --              --               --               --
    High Income Portfolio...........            --                --              --               --               --
    Money Market Portfolio..........            --                --              --               --               --
  PIMCO Variable Insurance Trust:
    Short-Term Bond Portfolio.......            --                --              --               --               --
    Total Return Bond Portfolio.....            --                --              --               --               --
    StocksPLUS Growth and Income
      Portfolio.....................            --                --              --               --               --
  INVESCO Variable Investment Funds,
    Inc.:
    INVESCO VIF -- Blue Chip Growth
      Fund..........................            --                --              --               --               --
    INVESCO VIF -- Dynamics Fund....            --                --              --               --               --
    INVESCO VIF -- Health Sciences
      Fund..........................            --                --              --               --               --
    INVESCO VIF -- Market Neutral
      Fund..........................            --                --              --               --               --
    INVESCO VIF -- Small Company
      Growth Fund...................            --                --              --               --               --
    INVESCO VIF -- Technology
      Fund..........................       117,363                --              --               --               --
    INVESCO VIF --
      Telecommunications Fund.......            --           134,117              --               --               --
    INVESCO VIF -- Financial
      Services......................            --                --           7,564               --               --
  T. Rowe Price Equity Series, Inc.:
    T. Rowe Price Mid-Cap Growth
      Portfolio.....................            --                --              --        1,457,436               --
    T. Rowe Price Equity Income
      Portfolio.....................            --                --              --               --        1,998,757
    T. Rowe Price Blue Chip Growth
      Portfolio.....................            --                --              --               --               --
  T. Rowe Price International
    Series, Inc.:
    T. Rowe Price International
      Stock Portfolio...............            --                --              --               --               --
  Janus Aspen Series:
    Janus Aspen Growth Portfolio....            --                --              --               --               --
    Janus Aspen Capital Appreciation
      Portfolio.....................            --                --              --               --               --
    Janus Aspen Worldwide Growth
      Portfolio.....................            --                --              --               --               --
    Janus Aspen Aggressive Growth
      Portfolio.....................            --                --              --               --               --
    Janus Aspen International Growth
      Portfolio.....................            --                --              --               --               --

                                         T. ROWE          T. ROWE
                                          PRICE            PRICE
                                        BLUE CHIP      INTERNATIONAL
                                          GROWTH           STOCK
                                        SUBACCOUNT      SUBACCOUNT
                                      --------------   -------------
ASSETS
Cash................................  $           --   $          1
Investments in mutual funds, at
  current market value:
  Deutsche Asset Management VIT
    Funds:
    Small Cap Index Fund............              --             --
    Equity 500 Index Fund...........              --             --
    EAFE(R) Equity Index Fund.......              --             --
  Fidelity Variable Insurance
    Products Funds:
    Growth Opportunities
      Portfolio.....................              --             --
    Contrafund(R) Portfolio.........              --             --
    Growth Portfolio................              --             --
    High Income Portfolio...........              --             --
    Money Market Portfolio..........              --             --
  PIMCO Variable Insurance Trust:
    Short-Term Bond Portfolio.......              --             --
    Total Return Bond Portfolio.....              --             --
    StocksPLUS Growth and Income
      Portfolio.....................              --             --
  INVESCO Variable Investment Funds,
    Inc.:
    INVESCO VIF -- Blue Chip Growth
      Fund..........................              --             --
    INVESCO VIF -- Dynamics Fund....              --             --
    INVESCO VIF -- Health Sciences
      Fund..........................              --             --
    INVESCO VIF -- Market Neutral
      Fund..........................              --             --
    INVESCO VIF -- Small Company
      Growth Fund...................              --             --
    INVESCO VIF -- Technology
      Fund..........................              --             --
    INVESCO VIF --
      Telecommunications Fund.......              --             --
    INVESCO VIF -- Financial
      Services......................              --             --
  T. Rowe Price Equity Series, Inc.:
    T. Rowe Price Mid-Cap Growth
      Portfolio.....................              --             --
    T. Rowe Price Equity Income
      Portfolio.....................              --             --
    T. Rowe Price Blue Chip Growth
      Portfolio.....................       2,169,039             --
  T. Rowe Price International
    Series, Inc.:
    T. Rowe Price International
      Stock Portfolio...............              --        158,386
  Janus Aspen Series:
    Janus Aspen Growth Portfolio....              --             --
    Janus Aspen Capital Appreciation
      Portfolio.....................              --             --
    Janus Aspen Worldwide Growth
      Portfolio.....................              --             --
    Janus Aspen Aggressive Growth
      Portfolio.....................              --             --
    Janus Aspen International Growth
      Portfolio.....................              --             --

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

                                                                                                                       VANGUARD VIF
                     JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN     VANGUARD VIF    VANGUARD VIF      SMALL
     JANUS ASPEN       CAPITAL         WORLDWIDE        AGGRESSIVE     INTERNATIONAL       MONEY         HIGH-GRADE      COMPANY
        GROWTH       APPRECIATION        GROWTH           GROWTH          GROWTH           MARKET           BOND          GROWTH
      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
     ------------   --------------   --------------   --------------   -------------   --------------   ------------   ------------
     $        362   $          144   $           --   $           --    $        --    $           --   $         --   $         --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
               --               --               --               --             --                --             --             --
          125,956               --               --               --             --                --             --             --
               --        2,348,147               --               --             --                --             --             --
               --               --        2,476,256               --             --                --             --             --
               --               --               --          751,903             --                --             --             --
               --               --               --               --         17,213                --             --             --

                                                                           INVESCO        T. ROWE          T. ROWE
                                        INVESCO                             VIF--          PRICE            PRICE
                                         VIF--         INVESCO VIF--      FINANCIAL       MID-CAP           EQUITY
                                       TECHNOLOGY    TELECOMMUNICATIONS    SERVICES        GROWTH           INCOME
                                       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                      ------------   ------------------   ----------   --------------   --------------
  Vanguard Variable Insurance Fund,
    Inc.
    Vanguard VIF Money Market
      Portfolio.....................            --                --              --               --               --
    Vanguard VIF High-Grade Bond
      Portfolio.....................            --                --              --               --               --
    Vanguard VIF Small Company
      Growth Portfolio..............            --                --              --               --               --
                                      ------------      ------------      ----------   --------------   --------------
Total investments in mutual funds...       117,363           134,117           7,564        1,457,436        1,998,757
                                      ------------      ------------      ----------   --------------   --------------
Total assets........................       117,363           134,117           7,564        1,457,436        1,999,176
LIABILITIES
Contract terminations payable.......             1                 4              --               38               --
                                      ------------      ------------      ----------   --------------   --------------
                                      $    117,362      $    134,113      $    7,564   $    1,457,398   $    1,999,176
                                      ============      ============      ==========   ==============   ==============
Net assets:
  Deferred annuity contracts
    terminable by owners............  $    117,362      $    134,113      $    7,564   $    1,457,398   $    1,999,176
                                      ------------      ------------      ----------   --------------   --------------
  Total net assets..................  $    117,362      $    134,113      $    7,564   $    1,457,398   $    1,999,176
                                      ============      ============      ==========   ==============   ==============
Accumulation units outstanding......   271,360.790       383,165.036       6,283.563    1,348,245.662    1,723,359.190
                                      ============      ============      ==========   ==============   ==============
Accumulation unit value.............  $   0.432494      $   0.350014      $ 1.203805   $     1.080959   $     1.160046
                                      ============      ============      ==========   ==============   ==============

                                         T. ROWE          T. ROWE
                                          PRICE            PRICE
                                        BLUE CHIP      INTERNATIONAL
                                          GROWTH           STOCK
                                        SUBACCOUNT      SUBACCOUNT
                                      --------------   -------------
  Vanguard Variable Insurance Fund,
    Inc.
    Vanguard VIF Money Market
      Portfolio.....................              --             --
    Vanguard VIF High-Grade Bond
      Portfolio.....................              --             --
    Vanguard VIF Small Company
      Growth Portfolio..............              --             --
                                      --------------   ------------
Total investments in mutual funds...       2,169,039        158,386
                                      --------------   ------------
Total assets........................       2,169,039        158,387
LIABILITIES
Contract terminations payable.......              37             --
                                      --------------   ------------
                                      $    2,169,002   $    158,387
                                      ==============   ============
Net assets:
  Deferred annuity contracts
    terminable by owners............  $    2,169,002   $    158,387
                                      --------------   ------------
  Total net assets..................  $    2,169,002   $    158,387
                                      ==============   ============
Accumulation units outstanding......   2,501,109.720    241,968.933
                                      ==============   ============
Accumulation unit value.............  $     0.867216   $   0.654574
                                      ==============   ============

See accompanying notes.

                                                                                                                       VANGUARD VIF
                     JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN     VANGUARD VIF    VANGUARD VIF      SMALL
     JANUS ASPEN       CAPITAL         WORLDWIDE        AGGRESSIVE     INTERNATIONAL       MONEY         HIGH-GRADE      COMPANY
        GROWTH       APPRECIATION        GROWTH           GROWTH          GROWTH           MARKET           BOND          GROWTH
      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
     ------------   --------------   --------------   --------------   -------------   --------------   ------------   ------------
               --               --               --               --             --         1,013,661             --             --
               --               --               --               --             --                --        169,674             --
               --               --               --               --             --                --             --        251,243
     ------------   --------------   --------------   --------------    -----------    --------------   ------------   ------------
          125,956        2,348,147        2,476,256          751,903         17,213         1,013,661        169,674        251,243
     ------------   --------------   --------------   --------------    -----------    --------------   ------------   ------------
          125,956        2,348,509        2,476,400          751,903         17,213         1,013,661        169,674        251,243
                1               --               --               --             --                --             --             --
     ------------   --------------   --------------   --------------    -----------    --------------   ------------   ------------
          125,955   $    2,348,509   $    2,476,400   $      751,903    $    17,213    $    1,013,661   $    169,674   $    251,243
     ------------   --------------   --------------   --------------    -----------    --------------   ------------   ------------
          125,955   $    2,348,509   $    2,476,400   $      751,903    $    17,213    $    1,013,661   $    169,674   $    251,243
     ------------   --------------   --------------   --------------    -----------    --------------   ------------   ------------
          125,955   $    2,348,509   $    2,476,400   $      751,903    $    17,213    $    1,013,661   $    169,674   $    251,243
     ============   ==============   ==============   ==============    ===========    ==============   ============   ============
      191,073.342    3,537,688.927    3,659,913.675    1,304,709.988     23,250.501     1,007,004.940    171,026.652    211,637.692
     ============   ==============   ==============   ==============    ===========    ==============   ============   ============
     $   0.659199   $     0.663854   $     0.676628   $     0.576299    $  0.740349    $     1.006610   $   0.992089   $   1.187136
     ============   ==============   ==============   ==============    ===========    ==============   ============   ============

See accompanying notes.

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                            STATEMENTS OF OPERATIONS
            YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED

                                                     SMALL CAP INDEX       EQUITY 500 INDEX
                                                       SUBACCOUNT             SUBACCOUNT
                                                    -----------------    ---------------------
                                                     2001       2000       2001         2000
                                                    -------    ------    ---------    --------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends.......................................  $ 1,008    $   --    $  41,199    $     16
Expenses:
  Administrative, mortality and expense risk
     charges......................................      657       145       12,059         880
                                                    -------    ------    ---------    --------
          Net investment income (loss)............      351      (145)      29,140        (864)
NET REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES)
  ON INVESTMENTS
Net realized capital gains (losses) on
  investments:
  Realized gain distributions.....................    8,114       803        4,294         640
  Proceeds from sales.............................   39,625     1,013      601,380      19,368
  Cost of investments sold........................   43,195       990      734,159      20,229
                                                    -------    ------    ---------    --------
Net realized capital gains (losses) on
  investments.....................................    4,544       826     (128,485)       (221)
Net change in unrealized appreciation/depreciation
  of investments:
  Beginning of the period.........................    5,211        --      (26,231)         --
  End of the period...............................   (2,695)    5,211     (206,675)    (26,231)
                                                    -------    ------    ---------    --------
     Net change in unrealized
       appreciation/depreciation of investments...   (7,906)    5,211     (180,444)    (26,231)
                                                    -------    ------    ---------    --------
     Net realized and unrealized capital gains
       (losses) on investments....................   (3,362)    6,037     (308,929)    (26,452)
                                                    -------    ------    ---------    --------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS......................................  $(3,011)   $5,892    $(279,789)   $(27,316)
                                                    =======    ======    =========    ========

---------------
(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

                           GROWTH
     EAFE(R) EQUITY    OPPORTUNITIES     CONTRAFUND(R)
    INDEX SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
    ----------------   --------------   ---------------
      2001     2000    2001     2000      2001     2000
    --------   -----   -----   ------   --------   ----
    $    --    $ --    $  --   $   --   $    847   $ --
         58       9       --        2        533     82
    -------    ----    -----   ------   --------   ----
        (58)     (9)      --       (2)       314    (82)
         --     379       --       --      2,988     --
     11,504      --       --    6,744     13,003    606
     15,432      --       --    7,299     16,021    596
    -------    ----    -----   ------   --------   ----
     (3,928)    379       --     (555)       (30)    10
        (29)     --       --       --        414     --
     (1,830)    (29)      --       --    (12,296)   414
    -------    ----    -----   ------   --------   ----
     (1,801)    (29)      --       --    (12,710)   414
    -------    ----    -----   ------   --------   ----
     (5,729)    350       --     (555)   (12,740)   424
    -------    ----    -----   ------   --------   ----
    $(5,787)   $341    $  --   $ (557)  $(12,426)  $342
    =======    ====    =====   ======   ========   ====

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                    STATEMENTS OF OPERATIONS -- (CONTINUED)

                                                     GROWTH SUBACCOUNT     HIGH INCOME SUBACCOUNT
                                                    --------------------   -----------------------
                                                      2001        2000        2001         2000
                                                    ---------   --------   -----------   ---------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends.......................................  $     386   $     --    $ 142,688     $    --
Expenses:
  Administrative, mortality and expense risk
     charges......................................      2,164        277        3,787         650
                                                    ---------   --------    ---------     -------
          Net investment income (loss)............     (1,778)      (277)     138,901        (650)
NET REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES)
  ON INVESTMENTS
Net realized capital gains (losses) on
  investments:
  Realized gain distributions.....................     36,301         --           --          --
  Proceeds from sales.............................    278,375      2,149      241,842       2,594
  Cost of investments sold........................    392,435      2,053      317,801       2,759
                                                    ---------   --------    ---------     -------
Net realized capital gains (losses) on
  investments.....................................    (77,759)        96      (75,959)       (165)
Net change in unrealized appreciation/depreciation
  of investments:
  Beginning of the period.........................    (16,186)        --         (463)         --
  End of the period...............................    (65,958)   (16,186)    (221,567)       (463)
                                                    ---------   --------    ---------     -------
     Net change in unrealized
       appreciation/depreciation of investments...    (49,772)   (16,186)    (221,104)       (463)
                                                    ---------   --------    ---------     -------
     Net realized and unrealized capital gains
       (losses) on investments....................   (127,531)   (16,090)    (297,063)       (628)
                                                    ---------   --------    ---------     -------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS......................................  $(129,309)  $(16,367)   $(158,162)    $(1,278)
                                                    =========   ========    =========     =======

---------------
(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

         MONEY MARKET            SHORT-TERM         TOTAL RETURN
          SUBACCOUNT          BOND SUBACCOUNT     BOND SUBACCOUNT
    -----------------------   ----------------   ------------------
       2001         2000       2001      2000      2001      2000
    ----------   ----------   -------   ------   --------   -------
    $   87,086   $    4,858   $16,817   $3,065   $179,199   $14,096
        10,965          108     1,166      143     13,374       748
    ----------   ----------   -------   ------   --------   -------
        76,121        4,750    15,651    2,922    165,825    13,348
            --           --     2,312       --    103,717        --
     2,468,868    1,953,385     7,942    1,010    559,365    74,079
     2,468,868    1,953,385     7,884    1,007    528,114    73,924
    ----------   ----------   -------   ------   --------   -------
            --           --     2,370        3    134,968       155
            --           --      (209)      --     15,926        --
            --           --     1,943     (209)   (28,152)   15,926
    ----------   ----------   -------   ------   --------   -------
            --           --     2,152     (209)   (44,078)   15,926
    ----------   ----------   -------   ------   --------   -------
            --           --     4,522     (206)    90,890    16,081
    ----------   ----------   -------   ------   --------   -------
    $   76,121   $    4,750   $20,173   $2,716   $256,715   $29,429
    ==========   ==========   =======   ======   ========   =======

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                    STATEMENTS OF OPERATIONS -- (CONTINUED)

                                                                               INVESCO VIF --
                                                    STOCKSPLUS GROWTH AND        BLUE CHIP
                                                      INCOME SUBACCOUNT      GROWTH SUBACCOUNT
                                                    ---------------------   --------------------
                                                      2001        2000        2001        2000
                                                    ---------   ---------   ---------   --------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends......................................   $  7,684    $  3,317    $      --   $     --
Expenses:
  Administrative, mortality and expense risk
     charges.....................................        510         280        4,187        122
                                                    --------    --------    ---------   --------
          Net investment income (loss)...........      7,174       3,037       (4,187)      (122)
NET REALIZED AND UNREALIZED CAPITAL GAINS
  (LOSSES) ON INVESTMENTS
Net realized capital gains (losses) on
  investments:
  Realized gain distributions....................         --       5,469           --      5,291
  Proceeds from sales............................      6,483      62,768      414,361     14,371
  Cost of investments sold.......................      8,857      73,290      761,508     15,795
                                                    --------    --------    ---------   --------
Net realized capital gains (losses) on
  investments....................................     (2,374)     (5,053)    (347,147)     3,867
Net change in unrealized
  appreciation/depreciation of investments:
  Beginning of the period........................    (11,166)         --      (42,382)        --
  End of the period..............................    (33,478)    (11,166)    (193,989)   (42,382)
                                                    --------    --------    ---------   --------
     Net change in unrealized
       appreciation/depreciation of
       investments...............................    (22,312)    (11,166)    (151,607)   (42,382)
                                                    --------    --------    ---------   --------
     Net realized and unrealized capital gains
       (losses) on investments...................    (24,686)    (16,219)    (498,754)   (38,515)
                                                    --------    --------    ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.....................................   $(17,512)   $(13,182)   $(502,941)  $(38,637)
                                                    ========    ========    =========   ========

---------------
(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

                             INVESCO VIF --      INVESCO VIF --     INVESCO VIF --
      INVESCO VIF --             HEALTH          MARKET NEUTRAL     SMALL COMPANY
    DYNAMIC SUBACCOUNT    SCIENCES SUBACCOUNT      SUBACCOUNT     GROWTH SUBACCOUNT
    -------------------   --------------------   --------------   ------------------
      2001       2000       2001        2000          2001          2001      2000
    ---------   -------   ---------   --------   --------------   --------   -------
           --   $    --    $   172     $    3       $    --       $     --   $    --
        1,684       549        162         35            47          3,616        82
    ---------   -------    -------     ------       -------       --------   -------
       (1,684)     (549)        10        (32)          (47)        (3,616)      (82)
           --       299         --         15            --             --     9,536
       43,903    50,995      4,100        208        35,681        457,556    27,826
       67,095    50,447      3,730        172        35,995        529,703    29,887
    ---------   -------    -------     ------       -------       --------   -------
      (23,192)      847        370         51          (314)       (72,147)    7,475
       (3,010)       --      4,997         --            --          5,108        --
     (142,053)   (3,010)      (576)     4,997            --         29,413     5,108
    ---------   -------    -------     ------       -------       --------   -------
     (139,043)   (3,010)    (5,573)     4,997            --         24,305     5,108
    ---------   -------    -------     ------       -------       --------   -------
     (162,235)   (2,163)    (5,203)     5,048          (314)       (47,842)   12,583
    ---------   -------    -------     ------       -------       --------   -------
    $(163,919)  $(2,712)   $(5,193)    $5,016       $  (361)      $(51,458)  $12,501
    =========   =======    =======     ======       =======       ========   =======

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                    STATEMENTS OF OPERATIONS -- (CONTINUED)

                                                                              INVESCO VIF --
                                                      INVESCO VIF --        TELECOMMUNICATIONS
                                                  TECHNOLOGY SUBACCOUNT         SUBACCOUNT
                                                  ----------------------   ---------------------
                                                    2001         2000        2001         2000
                                                  ---------    ---------   ---------    --------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends.....................................  $     --     $     --    $      --    $      9
Expenses:
  Administrative, mortality and expense risk
     charges....................................       338           93          712         281
                                                  --------     --------    ---------    --------
          Net investment income (loss)..........      (338)         (93)        (712)       (272)
NET REALIZED AND UNREALIZED CAPITAL GAINS
  (LOSSES) ON INVESTMENTS
Net realized capital gains (losses) on
  investments:
  Realized gain distributions...................        --           65           --         300
  Proceeds from sales...........................     9,833          585       61,812       2,072
  Cost of investments sold......................    25,350          511      174,206       1,870
                                                  --------     --------    ---------    --------
Net realized capital gains (losses) on
  investments...................................   (15,517)         139     (112,394)        502
Net change in unrealized appreciation/
  depreciation of investments:
  Beginning of the period.......................   (10,548)          --      (36,572)         --
  End of the period.............................   (57,998)     (10,548)    (134,989)    (36,572)
                                                  --------     --------    ---------    --------
     Net change in unrealized appreciation/
       depreciation of investments..............   (47,450)     (10,548)     (98,417)    (36,572)
                                                  --------     --------    ---------    --------
     Net realized and unrealized capital gains
       (losses) on investments..................   (62,967)     (10,409)    (210,811)    (36,070)
                                                  --------     --------    ---------    --------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS....................................  $(63,305)    $(10,502)   $(211,523)   $(36,342)
                                                  ========     ========    =========    ========

---------------
(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

      INVESCO VIF --     T. ROWE PRICE                             T. ROWE PRICE
    FINANCIAL SERVICES   MID-CAP GROWTH   T. ROWE PRICE EQUITY    BLUE CHIP GROWTH
        SUBACCOUNT         SUBACCOUNT       INCOME SUBACCOUNT        SUBACCOUNT
    ------------------   --------------   ---------------------   ----------------
           2001               2001          2001        2000          2001(2)
    ------------------   --------------   --------   ----------   ----------------
           $ 25             $     --      $18,302    $   2,599       $   2,460
              7                4,598        4,601          317           6,632
           ----             --------      -------    ---------       ---------
             18               (4,598)      13,701        2,282          (4,172)
              7                   --       23,182        8,666              --
             62              831,020      655,391       29,715         595,365
             61              851,850      691,759       29,639         675,595
           ----             --------      -------    ---------       ---------
              8              (20,830)     (13,186)       8,742         (80,230)
             --                   --        8,240           --              --
            509              174,023       21,735        8,240         (34,794)
           ----             --------      -------    ---------       ---------
            509              174,023       13,495        8,240         (34,794)
           ----             --------      -------    ---------       ---------
            517              153,193          309       16,982        (115,024)
           ----             --------      -------    ---------       ---------
           $535             $148,595      $14,010    $  19,264       $(119,196)
           ====             ========      =======    =========       =========

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                    STATEMENTS OF OPERATIONS -- (CONTINUED)

                                                       T. ROWE PRICE
                                                    INTERNATIONAL STOCK    JANUS ASPEN GROWTH
                                                        SUBACCOUNT             SUBACCOUNT
                                                    -------------------    -------------------
                                                      2001       2000        2001       2000
                                                    --------    -------    --------    -------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends.......................................  $  3,384    $   712    $     63    $   217
Expenses:
  Administrative, mortality and expense risk
     charges......................................       501        110          --         30
                                                    --------    -------    --------    -------
          Net investment income (loss)............     2,883        602          63        187
NET REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES)
  ON INVESTMENTS
Net realized capital gains (losses) on
  investments:
  Realized gain distributions.....................        --      3,419         142        801
  Proceeds from sales.............................    12,232        783      13,285        204
  Cost of investments sold........................    17,416        799      20,863        214
                                                    --------    -------    --------    -------
Net realized capital gains (losses) on
  investments.....................................    (5,184)     3,403      (7,436)       791
Net change in unrealized appreciation/
  depreciation of investments:
  Beginning of the period.........................    (8,029)        --      (2,791)        --
  End of the period...............................   (41,223)    (8,029)    (12,173)    (2,791)
                                                    --------    -------    --------    -------
     Net change in unrealized
       appreciation/depreciation of investments...   (33,194)    (8,029)     (9,382)    (2,791)
                                                    --------    -------    --------    -------
     Net realized and unrealized capital gains
       (losses) on investments....................   (38,378)    (4,626)    (16,818)    (2,000)
                                                    --------    -------    --------    -------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS......................................  $(35,495)   $(4,024)   $(16,755)   $(1,813)
                                                    ========    =======    ========    =======

---------------
(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

        JANUS ASPEN             JANUS ASPEN            JANUS ASPEN          JANUS ASPEN
    CAPITAL APPRECIATION      WORLDWIDE GROWTH      AGGRESSIVE GROWTH   INTERNATIONAL GROWTH
         SUBACCOUNT              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
    --------------------   ----------------------   -----------------   --------------------
      2001        2000        2001        2000           2001(1)              2000(2)
    ---------   --------   ----------   ---------   -----------------   --------------------
    $  25,281   $  7,275   $   11,367   $   3,378       $      --              $ 120
        6,304      1,190        6,892       1,035           2,369                 33
    ---------   --------   ----------   ---------       ---------              -----
       18,977      6,085        4,475       2,343          (2,369)                87
           --        175           --      30,277              --                 --
      328,034    204,098      717,564      84,857         305,499                284
      474,048    219,506    1,001,732      85,327         474,299                334
    ---------   --------   ----------   ---------       ---------              -----
     (146,014)   (15,233)    (284,168)     29,807        (168,800)               (50)
      (65,727)        --     (105,239)         --              --                 --
     (313,980)   (65,727)    (245,674)   (105,239)        (45,267)              (746)
    ---------   --------   ----------   ---------       ---------              -----
     (248,253)   (65,727)    (140,435)   (105,239)        (45,267)              (746)
    ---------   --------   ----------   ---------       ---------              -----
     (394,267)   (80,960)    (424,603)    (75,432)       (214,067)              (796)
    ---------   --------   ----------   ---------       ---------              -----
    $(375,290)  $(74,875)  $ (420,128)  $ (73,089)      $(216,436)             $(709)
    =========   ========   ==========   =========       =========              =====

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                    STATEMENTS OF OPERATIONS -- (CONTINUED)

                                                                                         VANGUARD
                                                             VANGUARD      VANGUARD     VIF SMALL
                                                            VIF MONEY      VIF HIGH      COMPANY
                                                              MARKET      GRADE BOND      GROWTH
                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                            ----------    ----------    ----------
                                                             2001(3)       2001(3)       2001(3)
                                                            ----------    ----------    ----------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends...............................................     $127          $ --        $    --
Expenses:
  Administrative, mortality and expense risk charges......       --            --             --
                                                               ----          ----        -------
          Net investment income (loss)....................      127            --             --
NET REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES) ON
  INVESTMENTS
Net realized capital gains (losses) on investments:
  Realized gain distributions.............................       --            --             --
  Proceeds from sales.....................................       --            --             --
  Cost of investments sold................................       --            --             --
                                                               ----          ----        -------
Net realized capital gains (losses) on investments........       --            --             --
Net change in unrealized appreciation/depreciation of
  investments:
  Beginning of the period.................................       --            --             --
  End of the period.......................................       --           751         (2,141)
                                                               ----          ----        -------
     Net change in unrealized appreciation/depreciation of
       investments........................................       --           751         (2,141)
                                                               ----          ----        -------
     Net realized and unrealized capital gains (losses) on
       investments........................................       --           751         (2,141)
                                                               ----          ----        -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........     $127          $751        $(2,141)
                                                               ====          ====        =======

---------------
(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

                      (This page intentionally left blank)

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                      STATEMENTS OF CHANGES IN NET ASSETS
            YEARS ENDED DECEMBER 31, 2001 AND 2000, EXCEPT AS NOTED

                                                       SMALL CAP INDEX        EQUITY 500 INDEX
                                                         SUBACCOUNT              SUBACCOUNT
                                                     -------------------   -----------------------
                                                       2001       2000        2001         2000
                                                     --------   --------   ----------   ----------
OPERATIONS:
  Net investment income (loss).....................  $    351   $   (145)  $   29,140   $     (864)
  Net realized capital gains (losses) on
     investments...................................     4,544        826     (128,485)        (221)
  Net change in unrealized
     appreciation/depreciation of investments......    (7,906)     5,211     (180,444)     (26,231)
                                                     --------   --------   ----------   ----------
  Increase (decrease) in net assets from
     operations....................................    (3,011)     5,892     (279,789)     (27,316)
CONTRACT TRANSACTIONS:
  Net contract purchase payments...................    54,529     88,270    2,558,987      719,771
  Transfer payments from (to) other subaccounts or
     general account...............................   (24,205)    61,752    1,651,519      459,953
  Contract maintenance charges.....................    (8,364)    (1,039)     (91,601)      (7,643)
                                                     --------   --------   ----------   ----------
  Increase (decrease) in net assets from contract
     transactions..................................    21,960    148,983    4,118,905    1,172,081
                                                     --------   --------   ----------   ----------
  Net increase (decrease) in net assets............    18,949    154,875    3,839,116    1,144,765
NET ASSETS:
  Beginning of the period..........................   154,875         --    1,144,765           --
                                                     --------   --------   ----------   ----------
  End of the period................................  $173,824   $154,875   $4,983,881   $1,144,765
                                                     ========   ========   ==========   ==========

---------------

(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

                               GROWTH
    EAFE(R) EQUITY INDEX    OPPORTUNITIES      CONTRAFUND(R)
         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
    --------------------   ---------------   ------------------
      2001        2000     2001     2000       2001      2000
    ---------   --------   -----   -------   --------   -------
    $    (58)   $    (9)   $  --   $    (2)  $    314   $   (82)
      (3,928)       379       --      (555)       (30)       10
      (1,801)       (29)      --        --    (12,710)      414
    --------    -------    -----   -------   --------   -------
      (5,787)       341       --      (557)   (12,426)      342
          --     22,068       --     7,299    132,632    44,136
      (5,529)       382       --    (6,302)    47,426    36,852
        (460)       (34)      --      (440)    (5,922)     (610)
    --------    -------    -----   -------   --------   -------
      (5,989)    22,416       --       557    174,136    80,378
    --------    -------    -----   -------   --------   -------
     (11,776)    22,757       --        --    161,710    80,720
      22,757         --       --        --     80,720        --
    --------    -------    -----   -------   --------   -------
    $ 10,981    $22,757    $  --   $    --   $242,430   $80,720
    ========    =======    =====   =======   ========   =======

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                     GROWTH SUBACCOUNT     HIGH INCOME SUBACCOUNT
                                                   ---------------------   -----------------------
                                                     2001        2000         2001         2000
                                                   ---------   ---------   ----------   ----------
OPERATIONS:
  Net investment income (loss)...................  $  (1,778)  $    (277)  $  138,901   $     (650)
  Net realized capital gains (losses) on
     investments.................................    (77,759)         96      (75,959)        (165)
  Net change in unrealized
     appreciation/depreciation of investments....    (49,772)    (16,186)    (221,104)        (463)
                                                   ---------   ---------   ----------   ----------
  Increase (decrease) in net assets from
     operations..................................   (129,309)    (16,367)    (158,162)      (1,278)
CONTRACT TRANSACTIONS:
  Net contract purchase payments.................    630,206     551,672      171,021      860,622
  Transfer payments from (to) other subaccounts
     or general account..........................   (209,170)   (108,858)      89,053      158,998
  Contract maintenance charges...................    (23,879)     (3,962)     (28,013)      (3,608)
                                                   ---------   ---------   ----------   ----------
  Increase (decrease) in net assets from contract
     transactions................................    397,157     438,852      232,061    1,016,012
                                                   ---------   ---------   ----------   ----------
  Net increase (decrease) in net assets..........    267,848     422,485       73,899    1,014,734
NET ASSETS:
  Beginning of the period........................    422,485          --    1,014,734           --
                                                   ---------   ---------   ----------   ----------
  End of the period..............................  $ 690,333   $ 422,485   $1,088,633   $1,014,734
                                                   =========   =========   ==========   ==========

---------------

(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

        MONEY MARKET            SHORT-TERM            TOTAL RETURN
         SUBACCOUNT           BOND SUBACCOUNT        BOND SUBACCOUNT
    ---------------------   -------------------   ---------------------
       2001        2000       2001       2000        2001        2000
    ----------   --------   --------   --------   ----------   --------
       $76,121   $  4,750   $ 15,651   $  2,922   $  165,825   $ 13,348
            --         --      2,370          3      134,968        155
            --         --      2,152       (209)     (44,078)    15,926
    ----------   --------   --------   --------   ----------   --------
        76,121      4,750     20,173      2,716      256,715     29,429
     4,732,205    309,511     66,968     88,270    2,400,288    111,214
       599,601      4,685    415,085     60,773    2,362,646    489,992
     (130,920)    (13,070)    (8,310)    (1,038)    (122,772)    (9,322)
    ----------   --------   --------   --------   ----------   --------
     5,200,886    301,126    473,743    148,005    4,640,162    591,884
    ----------   --------   --------   --------   ----------   --------
     5,277,007    305,876    493,916    150,721    4,896,877    621,313
       305,876         --    150,721         --      621,313         --
    ----------   --------   --------   --------   ----------   --------
    $5,582,883   $305,876   $644,637   $150,721   $5,518,190   $621,313
    ==========   ========   ========   ========   ==========   ========

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)


                                                STOCKSPLUS GROWTH AND      INVESCO VIF -- BLUE
                                                  INCOME SUBACCOUNT       CHIP GROWTH SUBACCOUNT
                                                ----------------------    ----------------------
                                                  2001         2000          2001         2000
                                                ---------    ---------    ----------    --------
OPERATIONS:
  Net investment income (loss)................  $  7,174     $  3,037     $   (4,187)   $   (122)
  Net realized capital gains (losses) on
     investments..............................    (2,374)      (5,053)      (347,147)      3,867
  Net change in unrealized appreciation/
     depreciation of investments..............   (22,312)     (11,166)      (151,607)    (42,382)
                                                --------     --------     ----------    --------
  Increase (decrease) in net assets from
     operations...............................   (17,512)     (13,182)      (502,941)    (38,637)
CONTRACT TRANSACTIONS:
  Net contract purchase payments..............   151,533       54,419      1,796,720     283,015
  Transfer payments from (to) other
     subaccounts or general account...........      (244)      22,345         71,254     109,776
  Contract maintenance charges................    (9,895)        (645)       (45,894)     (2,596)
                                                --------     --------     ----------    --------
  Increase (decrease) in net assets from
     contract transactions....................   141,394       76,119      1,822,080     390,195
                                                --------     --------     ----------    --------
  Net increase (decrease) in net assets.......   123,882       62,937      1,319,139     351,558
NET ASSETS:
  Beginning of the period.....................    62,937           --        351,558          --
                                                --------     --------     ----------    --------
  End of the period...........................  $186,819     $ 62,937     $1,670,697    $351,558
                                                ========     ========     ==========    ========

---------------

(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

                                                    INVESCO VIF --
                                                        MARKET          INVESCO VIF --
        INVESCO VIF --      INVESCO VIF -- HEALTH      NEUTRAL           SMALL COMPANY
     DYNAMICS SUBACCOUNT     SCIENCES SUBACCOUNT      SUBACCOUNT       GROWTH SUBACCOUNT
     --------------------   ---------------------   --------------   ---------------------
       2001        2000       2001        2000           2001           2001        2000
     ---------   --------   ---------   ---------   --------------   ----------   --------
     $  (1,684)  $   (549)   $    10     $   (32)      $    (47)     $   (3,616)  $    (82)
       (23,192)       847        370          51           (314)        (72,147)     7,475
      (139,043)    (3,010)    (5,573)      4,997             --          24,305      5,108
     ---------   --------    -------     -------       --------      ----------   --------
      (163,919)    (2,712)    (5,193)      5,016           (361)        (51,458)    12,501
       535,976    483,782     14,126      22,297         40,558       1,481,414    236,985
       (12,894)   (68,824)     5,986      12,442        (39,105)       (206,430)    59,669
       (22,572)    (7,269)    (1,183)       (262)        (1,092)        (41,192)    (3,221)
     ---------   --------    -------     -------       --------      ----------   --------
       500,510    407,689     18,929      34,477            361       1,233,792    293,433
     ---------   --------    -------     -------       --------      ----------   --------
       336,591    404,977     13,736      39,493             --       1,182,334    305,934
       404,977         --     39,493          --             --         305,934         --
     ---------   --------    -------     -------       --------      ----------   --------
     $ 741,568   $404,977    $53,229     $39,493       $     --      $1,488,268   $305,934
     =========   ========    =======     =======       ========      ==========   ========

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                      INVESCO VIF --         INVESCO VIF --
                                                        TECHNOLOGY         TELECOMMUNICATIONS
                                                        SUBACCOUNT             SUBACCOUNT
                                                    -------------------   --------------------
                                                      2001       2000       2001        2000
                                                    --------   --------   ---------   --------
OPERATIONS:
  Net investment income (loss)....................  $   (338)  $    (93)  $    (712)  $   (272)
  Net realized capital gains (losses) on
     investments..................................   (15,517)       139    (112,394)       502
  Net change in unrealized appreciation/
     depreciation of investments..................   (47,450)   (10,548)    (98,417)   (36,572)
                                                    --------   --------   ---------   --------
  Increase (decrease) in net assets from
     operations...................................   (63,305)   (10,502)   (211,523)   (36,342)
                                                    --------   --------   ---------   --------
CONTRACT TRANSACTIONS:
  Net contract purchase payments..................    75,271     66,432     177,245    111,485
  Transfer payments from (to) other subaccounts or
     general account..............................    13,452     39,774     (38,991)   140,297
  Contract maintenance charges....................    (3,058)      (702)     (5,742)    (2,316)
                                                    --------   --------   ---------   --------
  Increase (decrease) in net assets from contract
     transactions.................................    85,665    105,504     132,512    249,466
                                                    --------   --------   ---------   --------
  Net increase (decrease) in net assets...........    22,360     95,002     (79,011)   213,124
NET ASSETS:
  Beginning of the period.........................    95,002         --     213,124         --
                                                    --------   --------   ---------   --------
  End of the period...............................  $117,362   $ 95,002   $ 134,113   $213,124
                                                    ========   ========   =========   ========

---------------

(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

       INVESCO VIF --     T. ROWE PRICE    T. ROWE PRICE EQUITY     T. ROWE PRICE
     FINANCIAL SERVICES   MID-CAP GROWTH          INCOME           BLUE CHIP GROWTH
         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
     ------------------   --------------   ---------------------   ----------------
            2001               2001           2001        2000           2001
     ------------------   --------------   ----------   --------   ----------------
           $   18           $   (4,598)    $   13,701   $  2,282      $   (4,172)
                8              (20,830)       (13,186)     8,742         (80,230)
              509              174,023         13,495      8,240         (34,794)
           ------           ----------     ----------   --------      ----------
              535              148,595         14,010     19,264        (119,196)
           ------           ----------     ----------   --------      ----------
               --            1,736,016      1,689,339    128,457       2,443,822
            7,084             (381,509)       166,668     36,391         (86,114)
              (55)             (45,704)       (50,838)    (4,115)        (69,510)
           ------           ----------     ----------   --------      ----------
            7,029            1,308,803      1,805,169    160,733       2,288,198
           ------           ----------     ----------   --------      ----------
            7,564            1,457,398      1,819,179    179,997       2,169,002
               --                   --        179,997         --              --
           ------           ----------     ----------   --------      ----------
           $7,564           $1,457,398     $1,999,176   $179,997      $2,169,002
           ======           ==========     ==========   ========      ==========

See accompanying notes.

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                            T. ROWE PRICE
                                                            INTERNATIONAL         JANUS ASPEN
                                                          STOCK SUBACCOUNT     GROWTH SUBACCOUNT
                                                         -------------------   ------------------
                                                           2001       2000       2001      2000
                                                         --------   --------   --------   -------
OPERATIONS:
  Net investment income (loss).........................  $  2,883   $    602   $     63   $   187
  Net realized capital gains (losses) on investments...    (5,184)     3,403     (7,436)      791
  Net change in unrealized appreciation/ depreciation
     of investments....................................   (33,194)    (8,029)    (9,382)   (2,791)
                                                         --------   --------   --------   -------
  Increase (decrease) in net assets from operations....   (35,495)    (4,024)   (16,755)   (1,813)
CONTRACT TRANSACTIONS:
  Net contract purchase payments.......................    72,579     66,202     82,734    22,068
  Transfer payments from (to) other subaccounts or
     general account...................................    13,624     50,065     31,061    12,388
  Contract maintenance charges.........................    (3,764)      (800)    (3,512)     (216)
                                                         --------   --------   --------   -------
  Increase (decrease) in net assets from contract
     transactions......................................    82,439    115,467    110,283    34,240
                                                         --------   --------   --------   -------
  Net increase (decrease) in net assets................    46,944    111,443     93,528    32,427
NET ASSETS:
  Beginning of the period..............................   111,443         --     32,427        --
                                                         --------   --------   --------   -------
  End of the period....................................  $158,387   $111,443   $125,955   $32,427
                                                         ========   ========   ========   =======

---------------

(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

                                                        JANUS ASPEN    JANUS ASPEN
                                                        AGGRESSIVE    INTERNATIONAL
       JANUS ASPEN CAPITAL     JANUS ASPEN WORLDWIDE      GROWTH         GROWTH
     APPRECIATION SUBACCOUNT     GROWTH SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
     -----------------------   ----------------------   -----------   -------------
        2001         2000         2001        2000        2001(1)        2001(2)
     -----------   ---------   ----------   ---------   -----------   -------------
     $   18,977    $  6,085    $    4,475   $   2,343    $  (2,369)      $    87
       (146,014)    (15,233)     (284,168)     29,807     (168,800)          (50)
       (248,253)    (65,727)     (140,435)   (105,239)     (45,267)         (746)
     ----------    --------    ----------   ---------    ---------       -------
       (375,290)    (74,875)     (420,128)    (73,089)    (216,436)         (709)
      1,867,255     910,598     2,108,647     849,559      971,709        17,881
        113,560        (354)       49,376      57,003       20,616           426
        (75,072)    (17,313)      (79,995)    (14,973)     (23,986)         (385)
     ----------    --------    ----------   ---------    ---------       -------
      1,905,743     892,931     2,078,028     891,589      968,339        17,922
     ----------    --------    ----------   ---------    ---------       -------
      1,530,453     818,056     1,657,900     818,500      751,903        17,213
        818,056          --       818,500          --           --            --
     ----------    --------    ----------   ---------    ---------       -------
     $2,348,509    $818,056    $2,476,400   $ 818,500    $ 751,903       $17,213
     ==========    ========    ==========   =========    =========       =======

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                         VANGUARD       VANGUARD      VANGUARD VIF
                                                        VIF MONEY    VIF HIGH-GRADE   SMALL COMPANY
                                                          MARKET          BOND           GROWTH
                                                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                        ----------   --------------   -------------
                                                         2001(3)        2001(3)          2001(3)
                                                        ----------   --------------   -------------
OPERATIONS:
  Net investment income (loss)........................  $      127      $     --        $     --
  Net realized capital gains (losses) on
     investments......................................          --            --              --
  Net change in unrealized appreciation/depreciation
     of investments...................................          --           751          (2,141)
                                                        ----------      --------        --------
  Increase (decrease) in net assets from operations...         127           751          (2,141)

CONTRACT TRANSACTIONS:
  Net contract purchase payments......................   1,015,584       169,265         253,896
  Transfer payments from (to) other subaccounts or
     general account..................................          --            --              --
  Contract maintenance charges........................      (2,050)         (342)           (512)
                                                        ----------      --------        --------
  Increase (decrease) in net assets from contract
     transactions.....................................   1,013,534       168,923         253,384
                                                        ----------      --------        --------
Net increase (decrease) in net assets.................   1,013,661       169,674         251,243

NET ASSETS:
  Beginning of the period.............................          --            --              --
                                                        ----------      --------        --------
  End of the period...................................  $1,013,661      $169,674        $251,243
                                                        ==========      ========        ========

---------------

(1) Commencement of operations, January 1, 2001.

(2) Commencement of operations, January 8, 2001.

(3) Commencement of operations, August 31, 2001.

See accompanying notes.

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     WRL Series Life Corporate Account (the Separate Account) is a segregated investment account of Western Reserve Life Assurance Co. Of Ohio (Western Reserve), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

     The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of forty-eight investment subaccounts, three in specified portfolios of the Deutsche Asset Management VIT Funds, six in specified portfolios of the Fidelity Variable Insurance Products Funds, three in specified portfolios of the PIMCO Variable Insurance Trust, eight in specified portfolios of the INVESCO Variable Investment Funds, Inc., four in specified portfolios of the Universal Institutional Funds, Inc., four in specified portfolios of the T. Rowe Price Equity Series, Inc., one in the T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc., six in specified portfolios of the Janus Aspen Series, and thirteen in specified portfolios of the Vanguard Variable Insurance Funds (each a Series Fund and collectively the Series Funds). Activity in these forty-eight investment subaccounts is available to contract owners of the Variable Adjustable Life Insurance Policy, offered by Western Reserve.

     The Balanced subaccount, which invests in the Balanced Portfolio of the Fidelity Variable Insurance Products Funds, the T. Rowe Price New America Growth subaccount, which invests in the corresponding portfolio of the T. Rowe Price Equity Series, Inc., the Janus Aspen Flexible Income subaccount, which invests in the Janus Aspen Flexible Income Portfolio of the Janus Aspen Series, the Emerging Markets Equity, Emerging Markets Debt, Mid Cap Value, and U.S. Real Estate subaccounts, which invest in corresponding portfolios of The Universal Institutional Funds, Inc., the Vanguard VIF Short-Term Corporate, Vanguard VIF High Yield Bond, Vanguard VIF Balanced, Vanguard VIF Equity Index, Vanguard VIF Equity Income, Vanguard VIF Diversified Value, Vanguard VIF Mid-Cap Index, Vanguard VIF Growth, Vanguard VIF International, and Vanguard VIF REIT Index subaccounts, which invest in corresponding portfolios of Vanguard Variable Insurance Fund, had no activity during the years ended December 31, 2001 or 2000. The Separate Account had no activity prior to January 1, 2000.

INVESTMENTS

     Net purchase payments received by the Separate Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2001.

     Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

DIVIDEND INCOME

     Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

RECLASSIFICATIONS

     Certain amounts in the 2000 Statements of Operations and Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

     A summary of the mutual fund investments at December 31, 2001 follows:

                                    NUMBER OF      NET ASSET VALUE
                                   SHARES HELD        PER SHARE      MARKET VALUE      COST
                                  --------------   ---------------   ------------   ----------
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS:
  Small Cap Index Fund..........      16,199.824       $10.73         $  173,824    $  176,519
  Equity 500 Index Fund.........     415,989.362        11.98          4,983,553     5,190,228
  EAFE(R) Equity Index Fund.....       1,308.839         8.39             10,981        12,811
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUNDS:
  Growth Opportunities
     Portfolio..................              --        15.13                 --            --
  Contrafund(R) Portfolio.......      12,043.238        20.13            242,430       254,726
  Growth Portfolio..............      20,528.020        33.61            689,947       755,905
  High Income Portfolio.........     169,834.024         6.41          1,088,636     1,310,203
  Money Market Portfolio........   5,582,600.490         1.00          5,582,600     5,582,600
PIMCO VARIABLE INSURANCE TRUST:
  Short-Term Bond Portfolio.....      63,946.728        10.08            644,583       642,640
  Total Return Bond Portfolio...     557,811.215         9.89          5,516,753     5,544,905
  StocksPLUS Growth and Income
     Portfolio..................      19,961.423         9.36            186,839       220,317
INVESCO VARIABLE INVESTMENT
  FUNDS, INC.:
  INVESCO VIF -- Blue Chip
     Growth Fund................     216,107.718         7.73          1,670,513     1,864,502
  INVESCO VIF -- Dynamics
     Fund.......................      59,122.550        12.54            741,397       883,450
  INVESCO VIF -- Health Sciences
     Fund.......................       2,832.908        18.20             51,559        52,135
  INVESCO VIF -- Market Neutral
     Fund.......................              --         9.52                 --            --
  INVESCO VIF -- Small Company
     Growth Fund................     101,078.365        14.72          1,487,874     1,458,461
  INVESCO VIF -- Technology
     Fund.......................       7,635.857        15.37            117,363       175,361
  INVESCO VIF --
     Telecommunications Fund....      24,078.422         5.57            134,117       269,106
  INVESCO VIF -- Financial
     Services Fund..............         609.034        12.42              7,564         7,055
T. ROWE PRICE EQUITY SERIES,
  INC.:
  T. Rowe Price Mid-Cap Growth
     Portfolio..................      79,815.789        18.26          1,457,436     1,283,413
  T. Rowe Price Equity Income
     Portfolio..................     104,264.857        19.17          1,998,757     1,977,022
  T. Rowe Price Blue Chip Growth
     Portfolio..................     251,920.854         8.61          2,169,039     2,203,833

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS -- (CONTINUED)


                                    NUMBER OF      NET ASSET VALUE
                                   SHARES HELD        PER SHARE      MARKET VALUE      COST
                                  --------------   ---------------   ------------   ----------
T. ROWE PRICE INTERNATIONAL
  SERIES, INC.:
  T. Rowe Price International
     Stock Portfolio............      13,808.714       $11.47         $  158,386    $  199,609
JANUS ASPEN SERIES:
  Janus Aspen Growth
     Portfolio..................       6,335.792        19.88            125,956       138,129
  Janus Aspen Capital
     Appreciation Portfolio.....     113,327.576        20.72          2,348,147     2,662,127
  Janus Aspen Worldwide Growth
     Portfolio..................      86,764.397        28.54          2,476,256     2,721,930
  Janus Aspen Aggressive Growth
     Portfolio..................      34,208.501        21.98            751,903       797,170
  Janus Aspen International
     Growth Portfolio...........         733.424        23.47             17,213        17,959
VANGUARD VARIABLE INSURANCE
  FUND, INC.
  Vanguard VIF Money Market
     Portfolio..................    1,013,660.86         1.00          1,013,661     1,013,661
  Vanguard VIF High-Grade Bond
     Portfolio..................      15,028.663        11.29            169,674       168,923
  Vanguard VIF Small Company
     Growth Portfolio...........      15,291.711        16.43            251,243       253,384

     The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                              PURCHASES      SALES
                                                              ----------   ----------
DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
  Small Cap Index Fund......................................  $   70,049   $   39,625
  Equity 500 Index Fund.....................................   4,753,391      601,380
  EAFE(R) Equity Index Fund.................................       5,457       11,504
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
  Growth Opportunities Portfolio............................          --           --
  Contrafund(R) Portfolio...................................     190,441       13,003
  Growth Portfolio..........................................     709,669      278,375
  High Income Portfolio.....................................     612,807      241,842
  Money Market Portfolio....................................   7,745,601    2,468,868
PIMCO VARIABLE INSURANCE TRUST:
  Short-Term Bond Portfolio.................................     499,600        7,942
  Total Return Bond Portfolio...............................   5,467,724      559,365
  StocksPLUS Growth and Income Portfolio....................     154,919        6,483

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS -- (CONTINUED)


                                                              PURCHASES      SALES
                                                              ----------   ----------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:
  INVESCO VIF -- Blue Chip Growth Fund......................  $2,232,070   $  414,361
  INVESCO VIF -- Dynamics Fund..............................     542,550       43,903
  INVESCO VIF -- Health Sciences Fund.......................      21,369        4,100
  INVESCO VIF -- Market Neutral Fund........................      35,995       35,681
  INVESCO VIF -- Small Company Growth Fund..................   1,687,337      457,556
  INVESCO VIF -- Technology Fund............................      95,161        9,833
  INVESCO VIF -- Telecommunications Fund....................     193,615       61,812
  INVESCO VIF -- Financial Services Fund....................       7,116           62
T. ROWE PRICE EQUITY SERIES, INC.:
  T. Rowe Price Mid-Cap Growth Portfolio....................   2,135,263      831,020
  T. Rowe Price Equity Income Portfolio.....................   2,497,445      655,391
  T. Rowe Price Blue Chip Growth Portfolio..................   2,879,428      595,365
T. ROWE PRICE INTERNATIONAL SERIES, INC.:
  T. Rowe Price International Stock Portfolio...............      97,552       12,232
JANUS ASPEN SERIES:
  Janus Aspen Growth Portfolio..............................     123,775       13,285
  Janus Aspen Capital Appreciation Portfolio................   2,252,364      328,034
  Janus Aspen Worldwide Growth Portfolio....................   2,799,909      717,564
  Janus Aspen Aggressive Growth Portfolio...................   1,271,469      305,499
  Janus Aspen International Growth Portfolio................      18,293          284
VANGUARD VARIABLE INSURANCE FUND, INC.
  Vanguard VIF Money Market Portfolio.......................   1,013,661           --
  Vanguard VIF High-Grade Bond Portfolio....................     168,923           --
  Vanguard VIF Small Company Growth Portfolio...............     253,384           --

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3.  ACCUMULATION UNITS OUTSTANDING

     A summary of changes in accumulation units outstanding follows:

                                                                     EAFE(R)
                                          SMALL CAP    EQUITY 500     EQUITY        GROWTH
                                            INDEX        INDEX        INDEX      OPPORTUNITIES   CONTRAFUND(R)
                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                          ----------   ----------   ----------   -------------   -------------
Units outstanding January 1, 2000.......        --            --          --            --               --
Units purchased.........................   158,411     1,257,583      26,553         7,889           84,919
Units redeemed and transferred..........    (1,183)      (22,095)        (51)       (7,889)            (699)
                                           -------     ---------      ------        ------          -------
Units outstanding December 31, 2000.....   157,228     1,235,488      26,502            --           84,220
Units purchased.........................    58,312     3,144,217         (65)           --          164,327
Units redeemed and transferred..........   (42,656)    1,745,249      (9,457)           --           39,689
                                           -------     ---------      ------        ------          -------
Units outstanding December 31, 2001.....   172,884     6,124,954      16,980            --          288,236
                                           =======     =========      ======        ======          =======

                                                                                                 TOTAL
                                                           HIGH        MONEY      SHORT-TERM     RETURN
                                             GROWTH       INCOME       MARKET        BOND         BOND
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                           ----------   ----------   ----------   ----------   ----------
Units outstanding January 1, 2000........         --           --            --         --            --
Units purchased..........................    759,096    1,298,887     2,142,598    145,176       644,868
Units redeemed and transferred...........   (292,535)      (5,044)   (1,854,703)    (1,149)      (75,726)
                                            --------    ---------    ----------    -------     ---------
Units outstanding December 31, 2000......    466,561    1,293,843       287,895    144,027       569,142
Units purchased..........................    784,108      194,140     3,969,845     65,084     2,081,930
Units redeemed and transferred...........   (324,942)      84,573       785,506    368,707     2,005,546
                                            --------    ---------    ----------    -------     ---------
Units outstanding December 31, 2001......    925,727    1,572,556     5,043,246    577,818     4,656,618
                                            ========    =========    ==========    =======     =========

                                                    INVESCO
                                     STOCKSPLUS   VIF -- BLUE    INVESCO        INVESCO         INVESCO
                                     GROWTH AND      CHIP         VIF --     VIF -- HEALTH   VIF -- MARKET
                                       INCOME       GROWTH       DYNAMICS      SCIENCES         NEUTRAL
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                     ----------   -----------   ----------   -------------   -------------
Units outstanding January 1,
  2000.............................        --             --           --           --               --
Units purchased....................    73,175        467,829      564,256       31,524               --
Units redeemed and transferred.....    (4,832)       (16,759)    (154,155)        (251)              --
                                      -------      ---------    ---------       ------          -------
Units outstanding December 31,
  2000.............................    68,343        451,070      410,101       31,273               --
Units purchased....................   166,137      3,354,889      721,902       11,101           38,501
Units redeemed and transferred.....    (5,817)        40,356      (41,507)       5,845          (38,501)
                                      -------      ---------    ---------       ------          -------
Units outstanding December 31,
  2001.............................   228,663      3,846,315    1,090,496       48,219               --
                                      =======      =========    =========       ======          =======

                                      INVESCO                                        INVESCO
                                    VIF -- SMALL    INVESCO                           VIF --     T. ROWE PRICE
                                      COMPANY        VIF --      INVESCO VIF --     FINANCIAL       MID-CAP
                                       GROWTH      TECHNOLOGY   TELECOMMUNICATION    SERVICES       GROWTH
                                     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                    ------------   ----------   -----------------   ----------   -------------
Units outstanding January 1,
  2000............................          --           --               --             --               --
Units purchased...................     372,748      119,757          282,607             --               --
Units redeemed and transferred....     (32,855)        (753)          (2,549)            --               --
                                     ---------      -------         --------          -----        ---------
Units outstanding December 31,
  2000............................     339,893      119,004          280,058             --               --
Units purchased...................   1,997,202      163,861          226,122            (24)       1,772,533
Units redeemed and transferred....    (307,322)     (11,504)        (123,015)         6,308         (424,287)
                                     ---------      -------         --------          -----        ---------
Units outstanding December 31,
  2001............................   2,029,773      271,361          383,165          6,284        1,348,246
                                     =========      =======         ========          =====        =========

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3.  ACCUMULATION UNITS OUTSTANDING -- (CONTINUED)


                                      T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE                 JANUS ASPEN
                                         EQUITY         BLUE CHIP     INTERNATIONAL   JANUS ASPEN     CAPITAL
                                         INCOME          GROWTH           STOCK         GROWTH      APPRECIATION
                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      -------------   -------------   -------------   -----------   ------------
Units outstanding January 1, 2000...           --              --             --             --             --
Units purchased.....................      192,090              --        133,442         37,272      1,209,101
Units redeemed and transferred......      (34,653)             --         (1,007)          (248)      (243,886)
                                        ---------       ---------        -------        -------      ---------
Units outstanding December 31,
  2000..............................      157,437              --        132,435         37,024        965,215
Units purchased.....................    1,400,219       2,643,574         90,029        143,041      2,556,622
Units redeemed and transferred......      165,703        (142,464)        19,505         11,008         15,852
                                        ---------       ---------        -------        -------      ---------
Units outstanding December 31,
  2001..............................    1,723,359       2,501,110        241,969        191,073      3,537,689
                                        =========       =========        =======        =======      =========

                                                                        VANGUARD                   VANGUARD VIF
                           JANUS ASPEN   JANUS ASPEN    JANUS ASPEN       VIF       VANGUARD VIF      SMALL
                            WORLDWIDE    AGGRESSIVE    INTERNATIONAL     MONEY       HIGH-GRADE      COMPANY
                             GROWTH        GROWTH         GROWTH         MARKET         BOND          GROWTH
                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                           -----------   -----------   -------------   ----------   ------------   ------------
Units outstanding January
  1, 2000................          --            --            --             --           --             --
Units purchased..........   1,144,662            --            --             --           --             --
Units redeemed and
  transferred............    (206,386)           --            --             --           --             --
                            ---------     ---------        ------      ---------      -------        -------
Units outstanding
  December 31, 2000......     938,276            --            --             --           --             --
Units purchased..........   2,927,033     1,273,878        22,952      1,007,005      171,027        211,638
Units redeemed and
  transferred............    (205,395)       30,832           299             --           --             --
                            ---------     ---------        ------      ---------      -------        -------
Units outstanding
  December 31, 2001......   3,659,914     1,304,710        23,251      1,007,005      171,027        211,638
                            =========     =========        ======      =========      =======        =======

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4.  FINANCIAL HIGHLIGHTS

     Effective with these 2001 annual financial statements, the Separate Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                                                                    YEAR ENDED DECEMBER 31, 2001,
                                                                                           EXCEPT AS NOTED
                                                  AT DECEMBER 31, 2001          -------------------------------------
                                           ----------------------------------   INVESTMENT
                                                       UNIT FAIR      NET         INCOME      EXPENSE        TOTAL
SUBACCOUNT                                   UNITS       VALUE       ASSETS      RATIO(*)    RATIO(**)    RETURN(***)
----------                                 ---------   ---------   ----------   ----------   ----------   -----------
Small Cap Index..........................    172,884     $1.01     $  173,824      0.54%        0.60%         2.07%
Equity 500 Index.........................  6,124,954      0.81      4,983,881      1.20         0.60        (12.18)
EAFE(R) Equity Index.....................     16,980      0.65         10,981      0.00         0.60        (24.69)
Growth Opportunities.....................         --      0.72             --      0.00         0.60        (14.42)
Contrafund(R)............................    288,236      0.84        242,430      0.52         0.60        (12.24)
Growth...................................    925,727      0.75        690,333      0.07         0.60        (17.65)
High Income..............................  1,572,556      0.69      1,088,633     12.96         0.60        (11.73)
Money Market.............................  5,043,246      1.11      5,582,883      3.16         0.60          4.19
Short-Term Bond..........................    577,818      1.12        644,637      4.98         0.60          6.61
Total Return Bond........................  4,656,618      1.19      5,518,190      4.84         0.60          8.55
StocksPLUS Growth and Income.............    228,663      0.82        186,819      5.14         0.60        (11.28)
INVESCO VIF -- Blue Chip Growth..........  3,846,315      0.43      1,670,697      0.00         0.60        (44.27)
INVESCO VIF -- Dynamics..................  1,090,496      0.68        741,568      0.00         0.60        (31.14)
INVESCO VIF -- Health Sciences...........     48,219      1.10         53,229      0.37         0.60        (12.59)
INVESCO VIF -- Market Neutral............         --      1.03             --      0.00         0.60         (3.31)
INVESCO VIF -- Small Company Growth......  2,029,773      0.73      1,488,268      0.00         0.60        (18.54)
INVESCO VIF -- Technology................    271,361      0.43        117,362      0.00         0.60        (45.82)
INVESCO VIF --
  Telecommunications.....................    383,165      0.35        134,113      0.00         0.60        (54.01)
INVESCO VIF -- Financial Services........      6,284      1.20          7,564      0.43         0.60         (9.88)
T. Rowe Price Mid-Cap Growth.............  1,348,246      1.08      1,457,398      0.00         0.60         (0.92)
T. Rowe Price Equity Income..............  1,723,359      1.16      1,999,176      1.56         0.60          1.47
T. Rowe Price Blue Chip Growth(****).....  2,501,110      0.87      2,169,002      0.15         0.60        (13.28)
T. Rowe Price International Stock........    241,969      0.65        158,387      2.45         0.60        (22.21)
Janus Aspen Growth.......................    191,073      0.66        125,955      0.08         0.60        (24.73)
Janus Aspen Capital Appreciation.........  3,537,689      0.66      2,348,509      1.49         0.60        (21.67)
Janus Aspen Worldwide Growth.............  3,659,914      0.68      2,476,400      0.62         0.60        (22.44)
Janus Aspen Aggressive Growth(****)......  1,304,710      0.58        751,903      0.00         0.60        (42.37)
Janus Aspen International Growth(****)...     23,251      0.74         17,213      1.42         0.60        (25.97)
Vanguard VIF Money Market(******)........  1,007,005      1.01      1,013,661      0.03         0.60          0.66
Vanguard VIF High-Grade Bond(******).....    171,027      0.99        169,674      0.00         0.60         (0.79)
Vanguard VIF Small Company
  Growth(******).........................    211,638      1.19        251,243      0.00         0.60         18.71

---------------
      (*) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of

                      WRL SERIES LIFE CORPORATE ACCOUNT --
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

          investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

     (**) These ratios represent the annualized contract expenses of the Mutual
          Fund Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

   (***) These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  (****) Commencement of operations, January 1, 2001. Expense ratio has been annualized.

 (*****) Commencement of operations, January 8, 2001. Expense ratio has been annualized.

(******) Commencement of operations, August 31, 2001. Expense ratio has been annualized.

5.  ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGES

     On each monthly deduction day, Western Reserve currently deducts a mortality and expense risk charge equal to an annual rate of .60% of the cash value in the Subaccounts. The maximum annual rate of this charge in any policy year is an amount equal to .90% of the cash value in the subaccounts. Western Reserve also deducts a monthly charge to compensate Western Reserve for the anticipated cost of paying the life insurance benefit that exceeds the cash value upon the insured's death. This charge varies from policy to policy and month to month and is dependent upon a number of variables. Also, on each policy anniversary during policy years 2-7, Western Reserve currently deducts a rate ranging from 1% to 1.5% of the amount of any decrease in excess premium received in policy years 2-7 from the excess premium received in the first policy year. Western Reserve also deducts a monthly policy fee equal to $16.50 in the first policy year and $4.00 (current, $10 maximum) in subsequent policy years. The monthly policy fee is deducted proportionately from the subaccount's accumulated value.

6.  INCOME TAXES

     Operations of the Separate Account form a part of Western Reserve, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of Western Reserve for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Western Reserve. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Western Reserve, as long as earnings are credited under the variable life policies.

                    FINANCIAL STATEMENTS -- STATUTORY BASIS

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

            FOR PERIOD ENDING JANUARY 1, 2002 -- MARCH 31, 2002 AND
                 YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                    FINANCIAL STATEMENTS -- STATUTORY BASIS
            FOR PERIOD ENDING JANUARY 1, 2002 -- MARCH 31, 2002 AND
                 YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999

                                    CONTENTS

Unaudited Financial Statements For Period Ending January 1,
  2002 -- March 31, 2002
Balance Sheet -- Statutory Basis............................    1
Statements of Operations -- Statutory Basis.................    3
Statements of Changes in Capital and Surplus -- Statutory
  Basis.....................................................    4
Statements of Cash Flow -- Statutory Basis..................    5
Notes to Financial Statements -- Statutory Basis............    7
Report of Independent Auditors..............................    8
Statutory-Basis Financial Statement Schedules
Summary of Investments -- Other Than Investments in Related
  Parties...................................................   39
Supplementary Insurance Information.........................   40
Reinsurance.................................................   41

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheet -- Statutory Basis
          (Dollars in Thousands, Except per Share Amounts) (Unaudited)

                                                                  AS OF MARCH 31
                                                                       2002
                                                                  --------------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                                  $  107,543
   Bonds                                                               156,128
   Common stock, at market                                               6,763
   Mortgage loans on real estate                                        11,089
   Home office properties, at cost less accumulated
     depreciation                                                       43,302
   Policy loans                                                        285,540
   Other invested assets                                                19,022
                                                                    ----------
Total cash and invested assets                                         629,387
Net deferred income taxes                                               14,337
Premiums deferred and uncollected                                        1,413
Accrued investment income                                                1,991
Cash surrender value of life insurance policies                         52,872
Other assets                                                            10,370
Separate account assets                                              7,982,053
                                                                    ----------
Total admitted assets                                               $8,692,423
                                                                    ==========

See accompanying notes.

                                                                AS OF MARCH 31
                                                                     2002
                                                                --------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
      Life                                                           405,521
      Annuity                                                        348,948
   Policy and contract claim reserves                                 13,867
   Liability for deposit-type contracts                               15,891
   Other policyholders' funds                                             55
   Remittances and items not allocated                                61,782
   Federal and foreign income taxes payable                            8,498
   Transfers to separate account due or accrued                     (486,803)
   Asset valuation reserve                                             4,199
   Interest maintenance reserve                                        4,551
   Other liabilities                                                  86,447
   Separate account liabilities                                    7,978,643
                                                                  ----------
Total liabilities                                                  8,441,599
Capital and surplus:
   Common stock, $1.00 par value, 3,000,000 shares
     authorized, 2,500,000 issued and outstanding                      2,500
   Paid-in surplus                                                   150,107
   Unassigned surplus                                                 98,217
                                                                  ----------
Total capital and surplus                                            250,824
                                                                  ----------
Total liabilities and capital and surplus                         $8,692,423
                                                                  ==========

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                   Statement of Operations -- Statutory Basis
                       (Dollars in Thousands) (Unaudited)

                                                                     FOR THE THREE
                                                                         MONTHS
                                                                     ENDED MARCH 31
                                                                          2002
                                                                  --------------------
Revenues:
   Premiums and other considerations, net of reinsurance
      Life                                                              $169,396
      Annuity                                                            173,801
   Net investment income                                                  11,566
   Amortization of interest maintenance reserve                              289
   Commissions and expense allowances on reinsurance ceded                   404
   Income from fees associated with investment management,
     administration and contract guarantees for separate
     accounts                                                             22,165
   Other income                                                            2,711
                                                                        --------
                                                                         380,332
Benefits and expenses:
   Benefits paid or provided for:
      Life                                                                16,203
      Surrender benefits                                                 191,324
      Other benefits                                                      11,923
      Increase in aggregate reserves for policies and
       contracts:
         Life                                                              6,334
         Annuity                                                          12,362
                                                                        --------
                                                                         238,146
   Insurance expenses:
   Commissions                                                            42,042
   General insurance expenses                                             25,759
   Taxes, licenses and fees                                                5,520
   Transfer to separate accounts                                          62,628
   Other                                                                       6
                                                                        --------
                                                                         135,955
                                                                        --------
                                                                         374,101
                                                                        --------
Gain from operations before federal and foreign income tax
   expense and net realized capital gains on investments                   6,231
Federal and foreign income tax expense                                     8,561
                                                                        --------
Loss from operations before net realized capital gains on
   investments                                                            (2,330)
Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred to interest
   maintenance reserve)                                                       70
                                                                        --------
Net loss                                                                $ (2,260)
                                                                        ========

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

         Statement of Changes in Capital and Surplus -- Statutory Basis
                       (Dollars in Thousands) (Unaudited)

                                                              UNASSIGNED      TOTAL
                                          COMMON   PAID-IN     SURPLUS     CAPITAL AND
                                          STOCK    SURPLUS    (DEFICIT)      SURPLUS
                                          --------------------------------------------
Balance at January 1, 2002                $2,500   $150,107    $95,118      $247,725
  Net loss                                    0           0     (2,260)       (2,260)
   Change in net unrealized capital
      gains                                   0           0       (392)         (392)
   Change in net deferred income tax          0           0      9,464         9,464
   Change in non-admitted assets              0           0     (3,501)       (3,501)
   Change in asset valuation reserve          0           0        100           100
   Change in surplus in separate
      accounts                                0           0        (29)          (29)
   Surplus effect of reinsurance
      transaction                             0           0       (296)         (296)
   Tax benefits on stock options
      exercised                               0           0         13            13
                                          --------------------------------------------
Balance at March 31, 2002                 $2,500   $150,107    $98,217      $250,824
                                          ============================================

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                   Statement of Cash Flow -- Statutory Basis
                       (Dollars in Thousands) (Unaudited)

                                                               FOR THE THREE MONTHS
                                                                  ENDED MARCH 31
                                                                       2002
                                                               --------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance                $345,883
Net investment income                                                  11,415
Life and accident and health claims                                   (19,573)
Surrender benefits and withdrawals for life contracts                (191,339)
Other benefits to policyholders                                       (11,816)
Commissions, other expenses and other taxes                           (74,987)
Net transfers to separate accounts                                    (28,050)
Federal income taxes paid                                             (26,150)
                                                                     --------
Net cash provided by operating activities                               5,383
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
  Bonds                                                                57,452
  Mortgage loans on real estate                                         2,771
  Real Estate                                                             218
                                                                     --------
                                                                       60,441
Cost of investments acquired:
  Bonds                                                              (135,180)
  Policy loans                                                           (362)
  Other invested assets                                                  (282)
                                                                     --------
                                                                     (135,824)
                                                                     --------
Net cash used in investing activities                                 (75,383)
FINANCING ACTIVITIES
Other cash provided:
  Deposits on deposit-type contracts and other liabilities
     without life or disability contingencies                             562
  Other sources                                                        50,729
                                                                     --------
                                                                       51,291
Other cash applied:
  Withdrawals on deposit-type contracts and other
     liabilities without life or disability contingencies                 351
  Other applications                                                   14,477
                                                                     --------
                                                                       14,828
                                                                     ========

                   Western Reserve Life Assurance Co. of Ohio

                       (Dollars in Thousands) (Unaudited)

                                                               FOR THE THREE MONTHS
                                                                  ENDED MARCH 31
                                                                       2002
                                                               --------------------
FINANCING ACTIVITIES--(CONTINUED)
Net cash provided by financing activities                              36,463
                                                                     --------
Decrease in cash and short-term investments                           (33,537)
Cash and short-term investments at beginning of year                  141,080
                                                                     --------
Cash and short-term investments at end of period                     $107,543
                                                                     ========

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory Basis
                       (Dollars in Thousands) (Unaudited)
                   For the Three Months Ended March 31, 2002

1.   BASIS OF PRESENTATION

     The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three month period ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ended December 31, 2002. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 2001.

                         Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

     However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State

0110-0237837
of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

     As discussed in Note 2 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Department of the State of Ohio.

     As discussed in Note 8 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed the method used to value universal life and variable universal life policies.

                                            /s/ ERNST & YOUNG LLP

Des Moines, Iowa
February 15, 2002

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                       Balance Sheets -- Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                                                       DECEMBER 31
                                                                  2001            2000
                                                               ---------------------------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                             $  141,080      $    25,465
   Bonds                                                           78,489           92,652
   Common stocks:
      Affiliated entities (cost: 2001 -- $543 and
         2000 -- $243)                                              5,903            4,164
      Other (cost: 2001 and 2000 -- $302)                             472              352
   Mortgage loans on real estate                                   13,821           14,041
      Home office properties                                       43,520           33,571
      Investment properties                                            --           10,808
      Policy loans                                                285,178          284,335
      Other invested assets                                        19,558           10,091
                                                               ---------------------------
Total cash and invested assets                                    588,021          475,479
Net deferred income taxes                                           8,444               --
Federal and foreign income taxes recoverable                           --           22,547
Premiums deferred and uncollected                                   1,237              908
Accrued investment income                                           1,463            1,475
Cash surrender value of life insurance policies                    52,254           49,787
Other assets                                                        7,563            5,905
Separate account assets                                         8,093,342       10,190,653
                                                               ---------------------------
   Total admitted assets                                       $8,752,324      $10,746,754
                                                               ===========================

See accompanying notes.

0110-0237837

                                                                       DECEMBER 31
                                                                  2001            2000
                                                               ---------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
      Life                                                     $  399,187      $   400,695
      Annuity                                                     336,587          288,370
   Policy and contract claim reserves                              14,358           13,474
   Liability for deposit-type contracts                            15,754            9,909
   Other policyholders' funds                                          60               38
   Remittances and items not allocated                             14,493           21,192
   Federal and foreign income taxes payable                        26,150               --
Transfers to separate account due or accrued                     (493,930)        (480,404)
   Asset valuation reserve                                          4,299            4,726
   Interest maintenance reserve                                     4,861            5,934
   Short-term note payable to affiliate                                --           71,400
   Payable to affiliate                                               645           17,406
   Other liabilities                                               92,231           62,528
   Separate account liabilities                                 8,089,904       10,185,342
                                                               ---------------------------
Total liabilities                                               8,504,599       10,600,610
Capital and surplus:
   Common stock, $1.00 par value, 3,000,000 shares
      authorized and 2,500,000 shares issued and
      outstanding                                                   2,500            2,500
   Paid-in surplus                                                150,107          120,107
   Unassigned surplus                                              95,118           23,537
                                                               ---------------------------
Total capital and surplus                                         247,725          146,144
                                                               ---------------------------
Total liabilities and capital and surplus                      $8,752,324      $10,746,754
                                                               ===========================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                  Statements of Operations -- Statutory Basis
                             (Dollars in Thousands)

                                                                      YEAR ENDED DECEMBER 31
                                                               2001            2000            1999
                                                            ------------------------------------------
Revenues:
   Premiums and other considerations, net of
      reinsurance:
      Life                                                  $  653,398      $  741,937      $  584,729
      Annuity                                                  625,117       1,554,430       1,104,525
   Net investment income                                        44,424          47,867          39,589
   Amortization of interest maintenance reserve                  1,440           1,656           1,751
   Commissions and expense allowances on reinsurance
      ceded                                                    (10,789)          1,648           4,178
   Income from fees associated with investment
      management, administration and contract guarantees
      for separate accounts                                    108,673         149,086         104,775
   Other income                                                 16,386          58,531          44,366
                                                            ------------------------------------------
                                                             1,438,649       2,555,155       1,883,913
Benefits and expenses:
   Benefits paid or provided for:
      Life                                                      56,155          58,813          35,591
      Surrender benefits                                       800,264         888,060         689,535
      Other benefits                                            57,032          47,855          32,201
      Increase (decrease) in aggregate reserves for
         policies and contracts:
         Life                                                   10,100          98,557          70,542
         Annuity                                                48,217          (9,665)          3,446
         Other                                                       -              67            (121)
                                                            ------------------------------------------
                                                               971,768       1,083,687         831,194
Insurance expenses:
   Commissions                                                 176,023         316,337         246,334
   General insurance expenses                                  110,808         120,798         112,536
   Taxes, licenses and fees                                     18,714          23,193          19,019
   Net transfers to separate accounts                          216,797       1,068,213         625,598
   Other expenses                                                  556              36               -
                                                            ------------------------------------------
                                                               522,898       1,528,577       1,003,487
                                                            ------------------------------------------
                                                             1,494,666       2,612,264       1,834,681
                                                            ------------------------------------------
Gain (loss) from operations before federal income tax
   expense (benefit) and net realized capital gains
   (losses) on investments                                     (56,017)        (57,109)         49,232
Federal income tax expense (benefit)                             3,500         (17,470)         11,816
                                                            ------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                               (59,517)        (39,639)         37,416
Net realized capital gains (losses) on investments (net
   of related federal income taxes and amounts
   transferred to interest maintenance reserve)                    100            (856)           (716)
                                                            ------------------------------------------
Net income (loss)                                           $  (59,417)     $  (40,495)     $   36,700
                                                            ==========================================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

        Statements of Changes in Capital and Surplus -- Statutory Basis
                             (Dollars in Thousands)

                                                                                         TOTAL
                                            COMMON      PAID-IN       UNASSIGNED      CAPITAL AND
                                            STOCK       SURPLUS        SURPLUS          SURPLUS
                                            -----------------------------------------------------
Balance at January 1, 1999                  $1,500      $120,107       $ 21,973        $143,580
   Net income                                  --             --         36,700          36,700
   Change in net unrealized capital
      gains                                    --             --          1,421           1,421
   Change in non-admitted assets               --             --            703             703
   Change in asset valuation reserve           --             --           (961)           (961)
   Change in surplus in separate
      accounts                                 --             --            451             451
   Transfer from unassigned surplus to
      common stock (stock dividend)         1,000             --         (1,000)             --
   Settlement of prior period tax
      returns                                  --             --          1,000           1,000
   Tax benefits on stock options
      exercised                                --             --          2,022           2,022
                                            -----------------------------------------------------
Balance at December 31, 1999                2,500        120,107         62,309         184,916
   Net loss                                    --             --        (40,495)        (40,495)
   Change in net unrealized capital
      gains                                    --             --          1,571           1,571
   Change in non-admitted assets               --             --         (1,359)         (1,359)
   Change in asset valuation reserve           --             --           (917)           (917)
   Change in surplus in separate
      accounts                                 --             --           (314)           (314)
   Settlement of prior period tax
      returns                                  --             --             30              30
   Tax benefits on stock options
      exercised                                --             --          2,712           2,712
                                            -----------------------------------------------------
Balance at December 31, 2000                2,500        120,107         23,537         146,144
   Net loss                                    --             --        (59,417)        (59,417)
   Capital contribution                        --         30,000             --          30,000
   Cumulative effect of change in
      accounting principles                                              12,312          12,312
   Change in valuation basis                   --             --         11,609          11,609
   Change in net deferred income tax
      asset                                    --             --        (11,733)        (11,733)
   Surplus effect of reinsurance
      transaction                              --             --         11,851          11,851
   Change in net unrealized capital
      gains                                    --             --         (1,281)         (1,281)
   Change in non-admitted assets               --             --          9,076           9,076
   Change in asset valuation reserve           --             --            427             427
   Change in surplus in separate
      accounts                                 --             --         97,374          97,374
   Tax benefits on stock options
      exercised                                --             --          1,363           1,363
                                            -----------------------------------------------------
Balance at December 31, 2001                $2,500      $150,107       $ 95,118        $247,725
                                            =====================================================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Cash Flow -- Statutory Basis
                             (Dollars in Thousands)

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of
  reinsurance                                       $1,295,480      $2,356,441      $1,738,870
Net investment income received                          45,355          51,583          44,235
Life and accident and health claims paid               (55,303)        (55,030)        (35,872)
Surrender benefits and other fund withdrawals
  paid                                                (800,321)       (888,060)       (689,535)
Other benefits paid to policyholders                   (56,598)        (43,721)        (32,642)
Commissions, other expenses and other taxes           (315,087)       (456,874)       (382,372)
Net transfers to separate accounts                     (27,317)       (935,755)       (628,762)
Federal income taxes received (paid)                    46,560          (8,236)         (9,637)
                                                    ------------------------------------------
Net cash provided by operating activities              132,769          20,348           4,285
INVESTING ACTIVITIES
Proceeds from investments sold, matured or
  repaid:
   Bonds                                                29,163          45,079         114,177
   Mortgage loans on real estate                           282             227             212
   Other                                                  (170)            345              18
                                                    ------------------------------------------
                                                        29,275          45,651         114,407
Cost of investments acquired:
   Bonds                                               (14,445)        (18,005)        (49,279)
   Common stocks                                          (300)             --              --
   Mortgage loans on real estate                            --          (5,003)             (1)
   Investment properties                                   (13)           (108)           (286)
   Policy loans                                           (843)       (101,360)        (69,993)
   Other invested assets                               (12,394)        (11,203)             --
   Other                                                    --              --            (855)
                                                    ------------------------------------------
                                                       (27,995)       (135,679)       (120,414)
                                                    ------------------------------------------
Net cash provided by (used in) investing
  activities                                             1,280         (90,028)         (6,007)
FINANCING AND MISCELLANEOUS ACTIVITIES
Other cash provided:
   Capital and surplus paid in                          30,000              --              --
   Borrowed money                                      (71,400)         54,300         (27,100)
   Deposits and deposit-type contract funds and
      other liabilities without life or
      disability contingencies                          23,298              --              --
   Other sources                                        45,631          27,815          12,580
                                                    ------------------------------------------
                                                        27,529          82,115         (14,520)

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
FINANCING AND MISCELLANEOUS
  ACTIVITIES--(CONTINUED)
Other cash applied:
   Withdrawals on deposit-type contract funds
      and other liabilities without life or
      disability contingencies                      $   17,990      $       --      $       --
   Other applications                                   27,973          10,902          33,634
                                                    ------------------------------------------
                                                        45,963          10,902          33,634
                                                    ------------------------------------------
Net cash provided by (used in) financing
  activities                                           (18,434)         71,213         (48,154)
                                                    ------------------------------------------
Increase (decrease) in cash and short-term
  investments                                          115,615           1,533         (49,876)
Cash and short-term investments at beginning of
  year                                                  25,465          23,932          73,808
                                                    ------------------------------------------
Cash and short-term investments at end of year      $  141,080      $   25,465      $   23,932
                                                    ==========================================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory Basis
                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company which, in turn, is an indirect, wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

NATURE OF BUSINESS

     The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written are done through an affiliated marketing organization.

BASIS OF PRESENTATION

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

        Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

        Investment properties are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

        Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

        The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

        The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

        Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

        Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

        Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

        Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

        Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

        Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

        Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

        Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

        Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        nonadmitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

        Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     The effects of these variances have not been determined by the Company, but are presumed to be material.

INVESTMENTS

     Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus. Common stocks of the Company's wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

     Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

     Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

     During 2001, 2000, and 1999, net realized capital gains (losses) of $367, $(276), and $(67), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,440, $1,656, and $1,751 for the years ended December 31, 2001, 2000, and 1999, respectively.

     Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2001, 2000, and 1999, with respect to such practices.

PREMIUMS AND ANNUITY CONSIDERATIONS

     Life and accident and health premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001, life, annuity, accident, and health premiums were recognized as revenue when due.

AGGREGATE RESERVES FOR POLICIES

     Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

     Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

     The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from
2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

     Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

REINSURANCE

     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

POLICY AND CONTRACT CLAIM RESERVES

     Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


SEPARATE ACCOUNTS

     Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

     The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,208,884, $2,336,299, and $1,675,642 in 2001, 2000, and 1999, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

STOCK OPTION PLAN

     AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

RECLASSIFICATIONS

     Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

2.   ACCOUNTING CHANGES

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased capital and surplus, of $12,312 as of January 1, 2001. This amount included the establishment of deferred tax assets of $12,696, offset by the release of mortgage loan origination fees of $25 and the establishment of a vacation accrual of $359.

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)


     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

        Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

        Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

        Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

        Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

        Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

        Short-Term Note Payable to Affiliate: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

        Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

     Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)


     The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                              DECEMBER 31
                                                 2001                             2000
                                      --------------------------      ----------------------------
                                       CARRYING                        CARRYING
                                        AMOUNT        FAIR VALUE        AMOUNT         FAIR VALUE
                                      ------------------------------------------------------------
ADMITTED ASSETS
Cash and short-term investments       $  141,080      $  141,080      $    25,465      $    25,465
Bonds                                     78,489          80,722           92,652           93,766
Common stocks, other than
  affiliates                                 472             472              352              352
Mortgage loans on real estate             13,821          14,263           14,041           14,422
Policy loans                             285,178         285,178          284,335          284,335
Separate account assets                8,093,342       8,093,342       10,190,653       10,190,653
LIABILITIES
Investment contract liabilities          352,341         347,665          298,279          291,457
Short-term note payable to
  affiliate                                   --              --           71,400           71,400
Separate account annuity
  liabilities                          5,792,373       5,709,486        7,305,380        7,142,011

4.   INVESTMENTS

     The carrying amount and estimated fair value of investments in bonds are as follows:

                                                             GROSS           GROSS         ESTIMATED
                                             CARRYING      UNREALIZED      UNREALIZED        FAIR
                                              AMOUNT         GAINS           LOSSES          VALUE
                                             -------------------------------------------------------
DECEMBER 31, 2001
Bonds:
   United States Government and agencies     $ 4,363         $  173          $   --         $ 4,536
   State, municipal and other government       1,480            135              --           1,615
   Public utilities                           12,048            306              --          12,354
   Industrial and miscellaneous               39,429          2,470           1,358          40,541
   Mortgage and other asset-backed
     securities                               21,169            507              --          21,676
                                             -------------------------------------------------------
Total bonds                                  $78,489         $3,591          $1,358         $80,722
                                             =======================================================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

4.   INVESTMENTS--(CONTINUED)


                                                             GROSS           GROSS         ESTIMATED
                                             CARRYING      UNREALIZED      UNREALIZED        FAIR
                                              AMOUNT         GAINS           LOSSES          VALUE
                                             -------------------------------------------------------
DECEMBER 31, 2000
Bonds:
   United States Government and agencies     $ 4,580         $   78          $   15         $ 4,643
   State, municipal and other government       1,478             85              --           1,563
   Public utilities                           13,061             75             159          12,977
   Industrial and miscellaneous               42,482          1,673             811          43,344
   Mortgage and other asset-backed
     securities                               31,051            416             228          31,239
                                             -------------------------------------------------------
Total bonds                                  $92,652         $2,327          $1,213         $93,766
                                             =======================================================

     The carrying amount and fair value of bonds at December 31, 2001 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                              ESTIMATED
                                                                CARRYING        FAIR
                                                                 AMOUNT         VALUE
                                                                -----------------------
Due in one year or less                                         $ 7,305        $ 7,408
Due one through five years                                       28,415         29,555
Due five through ten years                                       15,628         16,649
Due after ten years                                               5,972          5,434
                                                                -----------------------
                                                                 57,320         59,046
Mortgage and other asset-backed securities                       21,169         21,676
                                                                -----------------------
                                                                $78,489        $80,722
                                                                =======================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

4.   INVESTMENTS--(CONTINUED)


     A detail of net investment income is presented below:

                                                                 YEAR ENDED DECEMBER 31
                                                             2001         2000         1999
                                                            ---------------------------------
Interest on bonds                                           $ 7,050      $ 8,540      $12,094
Dividends from common stock of affiliated entities           18,495       26,453       18,555
Interest on mortgage loans                                    1,130          776          746
Rental income on investment properties                        6,903        6,034        5,794
Interest on policy loans                                     17,746       14,372        9,303
Other investment income                                         (51)           1          414
                                                            ---------------------------------
Gross investment income                                      51,273       56,176       46,906
Investment expenses                                          (6,849)      (8,309)      (7,317)
                                                            ---------------------------------
Net investment income                                       $44,424      $47,867      $39,589
                                                            =================================

     Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                            2001         2000          1999
                                                           ----------------------------------
Proceeds                                                   $29,163      $45,079      $114,177
                                                           ==================================
Gross realized gains                                       $   637      $   117      $  1,762
Gross realized losses                                           --          480         1,709
                                                           ----------------------------------
Net realized gains (losses)                                $   637      $  (363)     $     53
                                                           ==================================

     At December 31, 2001, bonds with an aggregate carrying value of $4,094 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

4.   INVESTMENTS--(CONTINUED)


     Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                         REALIZED
                                                               -----------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                               2001        2000        1999
                                                               -----------------------------
Bonds                                                          $ 637      $  (363)     $  53
Other invested assets                                             --       (1,115)        18
                                                               -----------------------------
                                                                 637       (1,478)        71
Tax benefit (expense)                                           (170)         346       (854)
Transfer to interest maintenance reserve                        (367)         276         67
                                                               -----------------------------
Net realized gains (losses)                                    $ 100      $  (856)     $(716)
                                                               =============================

                                                                   CHANGES IN UNREALIZED
                                                              -------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                               2001         2000        1999
                                                              -------------------------------
Other invested assets                                         $(2,926)     $   --      $   --
Common stocks                                                   1,559       2,002       1,426
Mortgage loans on real estate                                      86        (431)         (5)
                                                              -------------------------------
Change in unrealized                                          $(1,281)     $1,571      $1,421
                                                              ===============================

     Gross unrealized gains (losses) on common stocks were as follows:

                                                                    UNREALIZED
                                                                ------------------
                                                                   DECEMBER 31
                                                                 2001        2000
                                                                ------------------
Unrealized gains                                                $5,930      $4,040
Unrealized losses                                                 (400)        (69)
                                                                ------------------
Net unrealized gains                                            $5,530      $3,971
                                                                ==================

     During 2001, the Company did not issue any mortgage loans. During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

     During 2001, 2000, and 1999, no mortgage loans were foreclosed and transferred to real estate. During 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $135 and $-0-, respectively.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

5.   REINSURANCE

     The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

     Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
Direct premiums                                     $1,369,720      $2,385,134      $1,748,265
Reinsurance ceded                                      (91,205)        (88,767)        (59,011)
                                                    ------------------------------------------
Net premiums earned                                 $1,278,515      $2,296,367      $1,689,254
                                                    ==========================================

     The Company received reinsurance recoveries in the amount of $12,337, $8,856, and $4,916 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $6,065 and $2,337, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $63,758 and $5,128, respectively.

     During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

6.   INCOME TAXES

     The Company's net deferred tax asset is comprised of the following components:

                                                                DECEMBER 31,      JANUARY 1,
                                                                    2001             2001
                                                                ----------------------------
Gross deferred income tax assets                                  $162,669         $82,191
Gross deferred income tax liabilities                               95,916           3,705
Deferred income tax assets nonadmitted                              58,309          65,790
                                                                ----------------------------
Net admitted deferred income tax asset                            $  8,444         $12,696
                                                                ============================

     Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

     The main components of deferred tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:

                                                      DECEMBER 31,      JANUARY 1,        NET
                                                          2001             2001         CHANGE
                                                      -----------------------------------------
Deferred income tax assets:
   sec.807(f) adjustment                                $  1,977         $ 2,360        $  (383)
   Pension expenses                                        2,422           1,850            572
   Tax basis deferred acquisition costs                   76,692          69,122          7,570
   Reserves                                               74,569           2,316         72,253
   Other                                                   7,009           6,543            466
                                                       ----------------------------------------
Total deferred income tax assets                        $162,669         $82,191        $80,478
                                                      =========================================
Deferred income tax assets -- nonadmitted               $ 58,309         $65,790        $(7,481)
Deferred income tax liabilities:
   sec.807(f) adjustment -- liabilities                   91,560             427         91,133
   Other                                                   4,356           3,278          1,078
                                                       ----------------------------------------
Total deferred income tax liabilities                   $ 95,916         $ 3,705        $92,211
                                                      =========================================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

6.   INCOME TAXES--(CONTINUED)


     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                     DECEMBER 31
                                                           2001          2000          1999
                                                         ------------------------------------
Income tax expense (benefit) computed at the federal
   statutory rate (35%)                                  $(19,606)     $(19,988)     $ 17,231
Deferred acquisition costs -- tax basis                     7,570        14,725        11,344
Amortization of IMR                                          (504)         (580)         (613)
Depreciation                                                   (6)         (426)         (727)
Dividends received deduction                               (8,705)      (12,805)      (10,784)
Low income housing credits                                 (1,944)           --            --
Prior year under (over) accrual                             3,340           560        (3,167)
Reinsurance transactions                                    4,148            --            --
Reserves                                                   19,541           123        (2,272)
Other                                                        (334)          921           804
                                                         ------------------------------------
Federal income tax expense (benefit)                     $  3,500      $(17,470)     $ 11,816
                                                         ====================================

     For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

     In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. Tax settlements for 2000 and 1999 were credited directly to unassigned surplus.

     The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

7.   POLICY AND CONTRACT ATTRIBUTES

     A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                   DECEMBER 31
                                                        2001                          2000
                                              ------------------------      ------------------------
                                                              PERCENT          2000         PERCENT
                                                AMOUNT        OF TOTAL        AMOUNT        OF TOTAL
                                              ------------------------------------------------------
Subject to discretionary withdrawal with
  market value adjustment                     $   11,429          0%        $   11,999          0%
Subject to discretionary withdrawal at
  book value less surrender charge               102,240          2             72,456          1
Subject to discretionary withdrawal at
  market value                                 5,641,756         93          7,305,182         96
Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                   294,012          5            210,648          3
Not subject to discretionary withdrawal           14,654          0             15,753          0
                                              ------------------------      ------------------------
                                               6,064,091        100%         7,616,038        100%
                                                                ===                           ===
Less reinsurance ceded                            60,224                         2,145
                                              ----------                    ----------
Total policy reserves on annuities and
  deposit fund liabilities                    $6,003,867                    $7,613,893
                                              ==========                    ==========

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
Transfers as reported in the summary of
   operations of the separate accounts
   statement:
      Transfers to separate accounts                $1,208,884      $2,336,299      $1,675,642
      Transfers from separate accounts               1,107,157       1,268,865       1,056,207
                                                    ------------------------------------------
Net transfers to separate accounts                     101,727       1,067,434         619,435
Change in valuation adjustment                          98,321              --              --
Other                                                   16,749             779           6,163
                                                    ------------------------------------------
Transfers as reported in the summary of
   operations of the life, accident and health
   annual statement                                 $  216,797      $1,068,213      $  625,598
                                                    ==========================================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

7.   POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)


     At December 31, 2001, the Company had variable annuities with guaranteed living benefits as follows:

                                                               SUBJECTED         AMOUNT OF
BENEFIT AND TYPE OF RISK                                     ACCOUNT VALUE      RESERVE HELD
--------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                               $75,101             $19

     Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                                                              GROSS       LOADING       NET
                                                              -------------------------------
DECEMBER 31, 2001
Ordinary direct renewal business                              $1,439       $407        $1,032
Ordinary new business                                            200         (5)          205
                                                              -------------------------------
                                                              $1,639       $402        $1,237
                                                              ===============================
DECEMBER 31, 2000
Ordinary direct renewal business                              $  991       $220        $  771
Ordinary new business                                            133         (4)          137
                                                              -------------------------------
                                                              $1,124       $216        $  908
                                                              ===============================

8.   CONVERSION OF VALUATION SYSTEM

     During 2001, the Company converted to a new reserve valuation system for universal life and variable universal life policies. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $11,609 and separate account reserves to decrease by $98,321. These amounts were credited directly to unassigned surplus. The decrease in separate account reserves is included in the change in surplus in separate accounts in the 2001 Statement of Changes in Capital and Surplus.

9.   DIVIDEND RESTRICTIONS

     The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

9.   DIVIDEND RESTRICTIONS--(CONTINUED)


month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $24,523.

10.   CAPITAL AND SURPLUS

     During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies that do business in the state to have capital stock of at least $2,500.

     Life/health insurance companies are subject to certain risk-based capital
(RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

11. SALES, TRANSFER, AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

     During 2001, the Company sold $17,515 of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12.   RETIREMENT AND COMPENSATION PLANS

     The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,634, $1,224, and $1,105 for the years ended December 31, 2001, 2000, and
1999, respectively. The plan is subject to the reporting

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

12.   RETIREMENT AND COMPENSATION PLANS--(CONTINUED)


and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

     The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $1,100, $930, and $816 for the years ended December 31, 2001, 2000, and 1999, respectively.

     AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

     In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $233, $108, and $81 for the years ended December 31, 2001, 2000, and 1999, respectively.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

13.   RELATED PARTY TRANSACTIONS

     The Company shares certain officers, employees and general expenses with affiliated companies.

     The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $16,904, $19,248, and $16,905, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2001, 2000, and 1999, the Company received $6,752, $4,665, and $3,755, respectively, for such services, which approximates their cost.

     Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2001, 2000, and 1999, the Company paid net interest of $945, $2,262, and $1,997, respectively, to affiliates.

     The Company received capital contributions of $30,000 from its parent in 2001.

     At December 31, 2000, the Company had short-term note payables to an affiliate of $71,400. Interest on these notes approximated the thirty-day commercial paper rate at the time of issuance.

     In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2001 and 2000, the cash surrender value of these policies was $52,254 and $49,787, respectively.

14.   COMMITMENTS AND CONTINGENCIES

     The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

     The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

14.   COMMITMENTS AND CONTINGENCIES--(CONTINUED)


has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,425 and $3,438 and an offsetting premium tax benefit of $764 and $777 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $13, $(9), and $(20) for the years ended December 31, 2001, 2000, and 1999, respectively.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                      Summary of Investments -- Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                               December 31, 2001

SCHEDULE I

                                                                                   AMOUNT AT
                                                                                     WHICH
                                                                     FAIR        SHOWN IN THE
TYPE OF INVESTMENT                                    COST(1)        VALUE       BALANCE SHEET
----------------------------------------------------------------------------------------------
FIXED MATURITIES
Bonds:
   United States Government and government
      agencies and authorities                        $  4,681      $ 4,868        $  4,681
   States, municipalities, and political
      subdivisions                                       3,380        3,620           3,380
   Public utilities                                     12,048       12,354          12,048
   All other corporate bonds                            58,380       59,880          58,380
                                                      ----------------------------------------
Total fixed maturities                                  78,489       80,722          78,489
EQUITY SECURITIES
Common stocks (unaffiliated):
   Industrial, miscellaneous, and all other                302          472             472
                                                      ----------------------------------------
Total equity securities                                    302          472             472
Mortgage loans on real estate                           13,821                       13,821
Real estate                                             43,520                       43,520
Policy loans                                           285,178                      285,178
Cash and short-term investments                        141,080                      141,080
Other invested assets                                   19,558                       19,558
                                                      --------                     --------
Total investments                                     $581,948                     $582,118
                                                      ========                     ========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                      Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                 BENEFITS,
                                                                                  CLAIMS,
                         FUTURE POLICY   POLICY AND                    NET       LOSSES AND     OTHER
                         BENEFITS AND     CONTRACT      PREMIUM     INVESTMENT   SETTLEMENT   OPERATING
                           EXPENSES      LIABILITIES    REVENUE      INCOME*      EXPENSES    EXPENSES*
                         ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
  2001
Individual life            $386,965        $14,219     $  652,626    $14,014     $  167,912   $216,211
Group life                   12,222            135            772        731          1,226        535
Annuity                     336,587              4        625,117     29,679        802,630     89,355
                         ------------------------------------------------------------------------------
                           $735,774        $14,358     $1,278,515    $44,424     $  971,768   $306,101
                         ==============================================================================
YEAR ENDED DECEMBER 31,
  2000
Individual life            $389,458        $13,349     $  741,090    $13,430     $  267,540   $310,243
Group life                   11,237            100            847        936          1,413        580
Annuity                     259,199             25      1,554,430     33,501        814,734    149,541
                         ------------------------------------------------------------------------------
                           $659,894        $13,474     $2,296,367    $47,867     $1,083,687   $460,364
                         ==============================================================================
YEAR ENDED DECEMBER 31,
  1999
Individual life            $291,106        $ 9,152     $  583,656    $10,754     $  178,237   $261,284
Group life                   11,032            100          1,073        706          1,437        599
Annuity                     268,864             17      1,104,525     28,129        651,520    116,006
                         ------------------------------------------------------------------------------
                           $571,002        $ 9,269     $1,689,254    $39,589     $  831,194   $377,889
                         ==============================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                                  Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                              ASSUMED                    PERCENTAGE OF
                                               CEDED TO        FROM                         AMOUNT
                                  GROSS          OTHER         OTHER          NET           ASSUMED
                                 AMOUNT        COMPANIES     COMPANIES      AMOUNT          TO NET
                               -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
   2001
Life insurance in force        $78,786,575    $17,837,374       $--       $60,949,201         0.0%
                               =======================================================================
Premiums:
   Individual life             $   684,987    $    32,361       $--       $   652,626         0.0%
   Group life                        1,030            258        --               772         0.0
   Annuity                         683,703         58,586        --           625,117         0.0
                               -----------------------------------------------------------------------
                               $ 1,369,720    $    91,205       $--       $ 1,278,515         0.0%
                               =======================================================================
YEAR ENDED DECEMBER 31,
   2000
Life insurance in force        $76,903,969    $14,753,778       $--       $62,150,191         0.0%
                               =======================================================================
Premiums:
   Individual life             $   774,550    $    33,460       $--       $   741,090         0.0%
   Group life                        1,100            253        --               847         0.0
   Annuity                       1,609,484         55,054        --         1,554,430         0.0
                               -----------------------------------------------------------------------
                               $ 2,385,134    $    88,767       $--       $ 2,296,367         0.0%
                               =======================================================================
YEAR ENDED DECEMBER 31,
   1999
Life insurance in force        $63,040,741    $11,297,250       $--       $51,743,491         0.0%
                               =======================================================================
Premiums:
   Individual life             $   604,628    $    20,972       $--       $   583,656         0.0%
   Group life                        1,383            310        --             1,073         0.0
   Annuity                       1,142,254         37,729        --         1,104,525         0.0
                               -----------------------------------------------------------------------
                               $ 1,748,265    $    59,011       $--       $ 1,689,254         0.0%
                               =======================================================================

0110-0237837

                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                                   ISSUED BY

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                      AND

                       WRL SERIES LIFE CORPORATE ACCOUNT

     Western Reserve Life Assurance Co. of Ohio ("Western Reserve", "we", "us" or "our"), a Transamerica Company and a member of the AEGON Insurance Group, is offering the variable adjustable life insurance policy (the "Policy") described in this prospectus. Certain Policy provisions may vary based on applicable state law. The Policy provides:
          (1) insurance protection on the life of the insured person named in the Policy, and
          (2) flexibility regarding premium payments and the amount of life insurance benefits payable under the Policy.
     A purchaser of a Policy ("Owner," "you," or "your") may allocate amounts under the Policy to one or more of the subaccounts of the WRL Series Life Corporate Account (the "Separate Account"). Each subaccount invests its assets in one of the following corresponding mutual fund portfolios (each, a "Portfolio"):

  GATEWAY VARIABLE INSURANCE TRUST     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS          PIMCO VARIABLE INSURANCE TRUST
  --------------------------------     ------------------------------------------          ------------------------------
          Gateway VIT Fund                       Contrafund(R) Portfolio            Total Return Portfolio (Institutional Class)
                                                                                     High Yield Portfolio (Institutional Class)

      PBHG INSURANCE SERIES FUND              T. ROWE PRICE EQUITY SERIES, INC.
      --------------------------              ---------------------------------
    PBHG Large Cap Growth Portfolio         T. Rowe Price Equity Income Portfolio
      PBHG Select Value Portfolio
          ROYCE CAPITAL FUND                          JANUS ASPEN SERIES
---------------------------------------               ------------------
       Royce Micro-Cap Portfolio
                                                Capital Appreciation Portfolio
                                                  Worldwide Growth Portfolio
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.            Flexible Income Portfolio
                                                 Aggressive Growth Portfolio
  First Eagle SoGen Overseas Variable
                  Fund                          International Growth Portfolio

      PBHG INSURANCE SERIES FUND                VANGUARD VARIABLE INSURANCE FUND
      --------------------------                --------------------------------
    PBHG Large Cap Growth Portfolio         Vanguard VIF Diversified Value Portfolio
      PBHG Select Value Portfolio             Vanguard VIF Equity Index Portfolio
                                              Vanguard VIF Mid-Cap Index Portfolio
          ROYCE CAPITAL FUND                   Vanguard VIF REIT Index Portfolio
---------------------------------------
       Royce Micro-Cap Portfolio              Vanguard VIF International Portfolio
                                         Vanguard VIF Total Bond Market Index Portfolio
                                             Vanguard VIF High Yield Bond Portfolio
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.    Vanguard VIF Short-Term Corporate Portfolio
--------------------------------------        Vanguard VIF Money Market Portfolio
  First Eagle SoGen Overseas Variable
                  Fund                    Vanguard VIF Small Company Growth Portfolio

                                           THIRD AVENUE VARIABLE SERIES TRUST                   RYDEX VARIABLE TRUST
                                           ----------------------------------                   --------------------
                                              Third Avenue Value Portfolio                            OTC Fund
                                                                                                      Nova Fund

     The prospectuses describing the Portfolios accompany this prospectus and provide information on the investment objectives and risks of investing in the Portfolios. The Owner bears the entire investment risk for amounts allocated to a subaccount. The Policy has no guaranteed minimum value.
     The Policy provides a life insurance benefit payable after the insured person's death, and a Net Cash Value (total of amounts in the subaccounts and amounts securing Policy loans) that you may obtain by partially withdrawing amounts from the Policy or by completely surrendering the Policy. The amount of the life insurance benefit may, and the Cash Value will, vary daily with the investment results of the subaccounts and any additional premium payments. However, as long as the Policy remains in force, Western Reserve guarantees that the life insurance benefit will never be less than the Face Amount of the Policy through age 100. While you are not required to make additional premium payments under the Policy, ADDITIONAL PREMIUM PAYMENTS MAY BE NECESSARY TO PREVENT LAPSE IF THERE IS INSUFFICIENT CASH VALUE.
     The Policy provides a free-look period whereby you may cancel the Policy within 10 days after receiving it. Certain states may require a free-look period longer than 10 days. It may not be to your advantage to replace existing insurance with this Policy.
     CURRENT PROSPECTUSES FOR THE PORTFOLIOS MUST ACCOMPANY OR PRECEDE THIS PROSPECTUS. PLEASE READ THIS PROSPECTUS AND THE PROSPECTUSES FOR THE PORTFOLIOS CAREFULLY AND RETAIN BOTH FOR FUTURE REFERENCE. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN ALL STATES.
     INTERESTS IN THE POLICY AND SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION, AND THE POLICY IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE POLICY INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PREMIUMS INVESTED.
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         Prospectus dated July 3, 2002

                               TABLE OF CONTENTS

DEFINITIONS.................................................      4
SUMMARY.....................................................      6
INVESTMENT EXPERIENCE INFORMATION...........................     12
  Rates of Return...........................................     12
ILLUSTRATIONS OF CASH VALUE, NET CASH VALUE AND LIFE
  INSURANCE BENEFITS........................................     13
OTHER PERFORMANCE DATA......................................     19
WESTERN RESERVE AND THE SEPARATE ACCOUNT....................     19
  Western Reserve...........................................     19
  The Separate Account......................................     20
FACTS ABOUT THE POLICY......................................     25
  Availability of the Policy................................     25
  Applying for a Policy.....................................     25
  Free-Look Period..........................................     25
  Premiums..................................................     25
  Policy Lapse and Reinstatement............................     26
  Allocation of Net Premiums and Cash Value.................     27
  Policy Values.............................................     27
  Transfer Privileges.......................................     29
  Surrenders and Partial Withdrawals........................     31
  Loans.....................................................     31
  Life Insurance Benefits...................................     33
  Duration of the Policy....................................     36
  When Insurance Coverage Takes Effect......................     36
  Payment Options...........................................     37
CHARGES AND DEDUCTIONS......................................     37
  Percent of Premium Load...................................     37
  Monthly Deductions........................................     38
  Administrative Charges....................................     39
  Portfolio Expenses........................................     40
OTHER POLICY PROVISIONS AND BENEFITS........................     40
  Ownership.................................................     40
  Assignment................................................     40
  Western Reserve's Right to Contest the Policy.............     40
  Suicide Exclusion.........................................     41
  Misstatement of Age or Sex................................     41
  Modification of the Policy................................     41
  Payments by Western Reserve...............................     41
  Reports to Owners.........................................     42
  Claims of Creditors.......................................     42
  Dividends.................................................     42
  Supplemental Benefits and/or Riders.......................     42

  State Variations..........................................     43
FEDERAL TAX CONSIDERATIONS..................................     43
  Introduction..............................................     43
  Tax Status of the Policy..................................     43
  Tax Treatment of Policy Benefits..........................     44
  Possible Tax Law Changes..................................     45
  Possible Charges for Western Reserves' Taxes..............     45
OTHER INFORMATION ABOUT THE POLICIES AND WESTERN RESERVE....     45
  Sale of the Policies......................................     45
  Voting Privileges.........................................     46
  Western Reserve's Directors and Executive Officers........     48
  Additional Information....................................     51
  Experts...................................................     51
  Legal Matters.............................................     51
  Legal Proceedings.........................................     51
  Financial Statements......................................     52

     This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and, if given or made, you must not rely on such other information or representations.

     This Policy is not available in the State of New York.

     It also may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another Policy you own to make premium payments under this Policy.

                                  DEFINITIONS

     Accumulation Unit -- A unit of measurement used to calculate values under the Policy.

     Administrative Office -- Western Reserve's administrative office located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, (610) 439-5253.

     Attained Age -- The Insured's age on the Effective Date, plus the number of complete Policy Years since the Effective Date.

     Beneficiary -- The person(s) to whom Western Reserve pays the Life Insurance Benefit proceeds upon the Insured's death.

     Cash Value -- During the free look period, the Cash Value is the amount in the General Account. After the free look period, the Cash Value is the sum of the value of the Policy's accumulation units in each Subaccount and the Loan Account.

     Code -- The Internal Revenue Code of 1986, as amended.

     Due Proof of Death -- Proof of death satisfactory to Western Reserve. Due Proof of Death may consist of the following: (1) a certified copy of the death record; (2) a certified copy of a court decree reciting a finding of death; or
(3) any other proof satisfactory to Western Reserve.

     Effective Date -- The date shown in the Policy when insurance coverage is effective and monthly deductions commence under the Policy. Western Reserve uses the Effective Date to determine Policy Months, Policy Years, and Policy Anniversaries.

     Face Amount -- A dollar amount the Owner selects that is shown in the Policy and used to determine the Life Insurance Benefit.

     Free-look Period -- The period shown on your Policy's cover page during which you may examine and return the Policy and receive a refund. The length of the free-look period varies by state.

     General Account -- Western Reserve's assets other than those allocated to the Separate Account or any other separate account Western Reserve establishes.

     Indebtedness -- The Loan Amount plus any accrued loan interest.

     Insured -- The person whose life is insured by the Policy.

     Issue Age -- The Insured's age on the Effective Date.

     Lapse -- Termination of the Policy at the expiration of the Late Period while the Insured is still living.

     Late Period -- A 62-day period during which an Owner may make premium payments to cover the overdue (and other specified) monthly deductions and thereby prevent the Policy from lapsing.

     Life Insurance Benefit -- The amount payable to the Beneficiary under a Life Insurance Benefit Option before adjustments if the Insured dies while the Policy is in force.

     Life Insurance Benefit Option -- One of three options that an Owner may select for the computation of the Life Insurance Benefit Proceeds.

     Life Insurance Benefit Proceeds -- The total amount payable to the Beneficiary if the Insured dies while the Policy is in force. The Life Insurance Benefit Proceeds include reductions for any outstanding Indebtedness and any due and unpaid charges.

     Loan Account -- A portion of the General Account to which Western Reserve transfers Cash Value to provide collateral for any loan taken under the Policy.

     Loan Account Value -- The Cash Value in the Loan Account.

     Loan Amount -- The Loan Amount on the last Policy Anniversary plus any new loans minus any loan repayments. On each Policy Anniversary, Western Reserve adds unpaid loan interest to the Loan Amount.

     Monthly Deduction Day -- The same date in each succeeding month as the Effective Date. Whenever the Monthly Deduction Day falls on a date other than a Valuation Day, the Monthly Deduction Day will be the next Valuation Day.

     Net Cash Value -- The amount payable on surrender of the Policy. It is equal to the Cash Value as of the date of surrender minus any outstanding Policy loan and any loan interest due, plus refund of premium load at surrender, if applicable.

     Net Premium -- The portion of any premium available for allocation to the Subaccounts equal to the premium paid less the applicable percent of premium load.

     1940 Act -- The Investment Company Act of 1940, as amended.

     NYSE -- New York Stock Exchange.

     Owner -- The owner of the Policy, as shown in Western Reserve's records. All of the rights and benefits of the Policy belong to the Owner, unless otherwise stated in the Policy.

     Planned Premium -- The premium the Owner selects as a level amount that he or she plans to pay on a quarterly, semi-annual or annual basis over the life of the Policy. Payment of all Planned Premiums, on time, does not mean that the Policy will not lapse, without value. Additional and substantial premiums, above the Planned Premiums, may be necessary to prevent lapse.

     Policy Anniversary -- The same date in each Policy Year as the Effective Date.

     Policy Month -- A one-month period beginning on the Monthly Deduction Day.

     Policy Year -- A twelve-month period beginning on the Effective Date or on a Policy Anniversary.

     Portfolio(s) -- A series of a mutual fund in which a corresponding Subaccount invests its assets.

     SEC -- U.S. Securities and Exchange Commission.

     Separate Account -- WRL Series Life Corporate Account, a separate investment account Western Reserve established to receive and invest Net Premiums allocated under the Policy.

     Settlement Option -- The manner in which an Owner or Beneficiary elects to receive the amount of any surrender or partial withdrawal or the Life Insurance Benefit Proceeds.

     Subaccount -- A subdivision of the Separate Account, whose assets are invested in a corresponding Portfolio.

     Subaccount Value -- The Cash Value in a Subaccount.

     Target Premium -- An amount of premium used to determine the percent of premium load. It is equal to the seven-pay limit defined in Section 7702A of the Code.

     Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular business except for days that a Subaccount's corresponding Portfolio does not value its shares. Currently, there are no days when the New York Stock Exchange is open for business and a Portfolio does not value its shares.

     Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time on each Valuation Day) on one Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                                    SUMMARY

     The following summary of prospectus information provides a brief overview of the more significant aspects of the Policy. You should read this summary in conjunction with the detailed information appearing elsewhere in this prospectus.

     Under Western Reserve's current rules, Western Reserve will offer the Policy to corporations and partnerships that meet the following conditions at issue:

        - a minimum of five (5) Policies are issued, each on the life of a different Insured; or

        - the aggregate annualized first-year planned periodic premium for all Policies is at least $100,000.

1.  WHAT IS THE POLICY'S OBJECTIVE?

     The Policy provides for:

        - the payment of a minimum Life Insurance Benefit to a Beneficiary upon the Insured's death;

        - the accumulation of Cash Value; and

        - surrender rights and Policy loan privileges.

     The Policy allows Owners to allocate Net Premiums to one or more Subaccounts of the Separate Account. Each Subaccount invests in a designated Portfolio. Western Reserve does not guarantee the amount and/or duration of the life insurance coverage and the Cash Value of the Policy, both of which may increase or decrease depending upon the investment experience of the Subaccounts. Accordingly, the Owner bears the investment risk of any depreciation in value of the underlying assets of the Separate Account but reaps the benefits of any appreciation in value. (See Allocation of Net Premiums and Cash Value -- Allocation of Net Premiums.) The Owner also bears the risk that the Policy can lapse, without value, regardless of the amount of premiums paid.

2.  WHAT LIFE INSURANCE BENEFIT OPTIONS ARE AVAILABLE UNDER THE POLICY?

     The Policy provides the payment of benefits upon the death of the Insured. The Policy contains three Life Insurance Benefit (also known as death benefit) options.

        - Under Life Insurance Benefit Option 1, the Life Insurance Benefit is the greater of the Face Amount of the Policy, or a specified percentage multiplied by the Cash Value of the Policy on the date of death of the Insured.

        - Under Life Insurance Benefit Option 2, the Life Insurance Benefit is the greater of the Face Amount of the Policy plus the Cash Value of the Policy on the date of death of the Insured, or a specified percentage multiplied by the Cash Value of the Policy on the date of death of the Insured.

        - Under Life Insurance Benefit Option 3, the Life Insurance Benefit is the greater of the Face Amount of the Policy plus the cumulative premiums paid less cumulative partial withdrawals, or a specified percentage multiplied by the Cash Value of the Policy on the date of death of the Insured.

     Western Reserve may pay benefits under the Policy in a lump sum or under one of the settlement options set forth in the Policy. (See Payment Options.)

     Certain optional insurance benefits are available under the Policy. Western Reserve will deduct the cost of these optional insurance benefits from Cash Value as part of the monthly deduction. (See Charges and Deductions -- Monthly Deductions.)

3.  HOW MAY THE AMOUNT OF THE LIFE INSURANCE BENEFIT AND CASH VALUE VARY?

     Under any Life Insurance Benefit Option, as long as the Policy remains in force, the Life Insurance Benefit will not be less than the current Face Amount of the Policy. The Life Insurance Benefit may, however, exceed the Face Amount under certain circumstances. The amount by which the Life Insurance Benefit exceeds the Face Amount depends upon the option chosen and the Cash Value of the Policy. The amount of Life Insurance Benefit Proceeds will reflect reductions for any outstanding Indebtedness and any due and unpaid charges, and additions for any additional insurance benefits added by rider. (See Facts About the Policy -- Life Insurance Benefits.)

     The Policy's Cash Value will reflect the amount and frequency of premium payments, the investment experience of the chosen Subaccounts, any partial withdrawals, and any charges imposed in connection with the Policy. The Owner bears the entire investment risk for amounts allocated to the Separate Account. Western Reserve does not guarantee a minimum Cash Value. (See Facts About the Policy -- Policy Values.)

4.  MAY AN OWNER ADJUST THE AMOUNT OF THE LIFE INSURANCE BENEFIT?

     The Owner has significant flexibility to adjust the Life Insurance Benefit payable by changing the Life Insurance Benefit Option type, and by increasing or decreasing the Face Amount of the Policy or adding riders to increase the total Life Insurance Benefit payable. You may not change the Life Insurance Benefit Option type during the first Policy Year. (See Life Insurance
Benefits -- Changing the Life Insurance Benefit Option.) Owners also may not change the Face Amount during the first Policy Year. Any increase in the Face Amount will require additional evidence of insurability satisfactory to Western Reserve, and will result in additional charges. (See Facts About the Policy -- Life Insurance Benefits; and Monthly Deductions -- Cost of Insurance.) Changing the Life Insurance Benefit Option type or the Face Amount of the Policy may have tax consequences.

5.  WHAT FLEXIBILITY DOES AN OWNER HAVE REGARDING PREMIUMS?

     An Owner has considerable flexibility concerning the amount and frequency of premiums. Western Reserve will require the Owner to pay an initial premium before insurance coverage is in force. Thereafter, an Owner may, subject to certain restrictions, make premium payments in any amount and at any frequency. (See Facts About the Policy -- Premiums.)

     Each Owner will determine a schedule for premium payments ("Planned Periodic Premium"). The schedule will provide a premium payment of a level amount at a fixed interval over a specified period of time. Your Policy will prescribe the amount and frequency of Planned Periodic Premiums and you may change them upon written request. (See Facts About the Policy -- Premiums.)

     Failing to pay Planned Periodic Premiums will not itself cause the Policy to lapse, and paying Planned Periodic Premiums will not guarantee that the Policy remains in force. Additional premiums may be necessary to prevent lapse if the Net Cash Value is insufficient to pay certain monthly charges, and a Late Period expires without the Owner making a sufficient payment. (See Facts About the Policy -- Policy Lapse and Reinstatement -- Lapse.)

6.  WHEN WILL THE POLICY LAPSE?

     The Policy will Lapse when Net Cash Value is insufficient to pay the monthly deduction, and a Late Period expires without the Owner making a sufficient payment. (See Charges and Deductions -- Monthly Deductions, and Policy Lapse and Reinstatement.) Such a Lapse could happen if the investment experience has been sufficiently unfavorable and results in a decrease in the Net Cash Value, or the Net Cash Value has decreased because the Owner did not pay enough premiums to offset the monthly charges.

7.  HOW ARE NET PREMIUMS ALLOCATED?

     The portion of the premium available for allocation ("Net Premium") equals the premium paid less the applicable percent of premium load. (See Charges and Deductions -- Percent of Premium Load.) The Owner initially determines the allocation of the Net Premium among the Subaccounts of the Separate

Account, each of which invests in shares of a designated Portfolio. Each Portfolio has a different investment objective. (See Investments of the Separate Account.)

     Until the end of the free-look period, Western Reserve will allocate all premiums to the General Account, notwithstanding the allocation instructions in the application. (See Facts About the Policy -- Free-Look Period.) You may change the allocation of future Net Premiums without charge at any time by providing Western Reserve with written notification from the Owner to our Administrative Office, or by calling the Administrative Office at (319) 369-2248.

     An Owner may transfer Cash Value among the Subaccounts, subject to certain restrictions. The transfer will be effective on the first Valuation Date on or following the day the Administrative Office receives appropriate notice of such transfer, based on the price next determined following receipt of the notice. (See Facts About the Policy -- Transfer Privileges.)

8.  IS THERE A "FREE-LOOK" PERIOD?

     The Policy provides a free-look period whereby the Owner may cancel the Policy within 10 days after receiving it. Certain states require a free-look period longer than 10 days, either for all Owners or for certain classes of Owners. In most states, Western Reserve will refund the greater of the Policy's Cash Value as of the date the Policy is returned or the amount of premiums paid, less any partial withdrawals. (See Facts About the Policy -- Free-Look Period.) Under ordinary circumstances, the refunded amount will be the premiums paid less partial withdrawals.

9.  MAY THE POLICY BE SURRENDERED?

     The Owner may totally surrender the Policy at any time and receive the Net Cash Value of the Policy. (See Surrenders.)

     Subject to certain limitations, the Owner may also make partial withdrawals from the Policy at any time after the first Policy Year. (See Facts About the Policy -- Surrenders and Partial Withdrawals.) If Life Insurance Benefit Option 1 is in effect, partial withdrawals will reduce the Policy's Face Amount by the amount of the partial withdrawal. If Life Insurance Benefit Option 3 is in effect and total partial withdrawals are greater than the sum of the premiums, the Face Amount is reduced by the amount of the partial withdrawals minus the sum of the premiums; otherwise the Face Amount is not reduced.

     Surrendering the Policy and taking partial withdrawals may have tax consequences. (See Federal Tax Considerations -- Tax Treatment of Policy Benefits.)

10.  WHAT IS THE LOAN PRIVILEGE?

     After the first Policy Anniversary, an Owner may obtain a Policy loan in any amount (minimum $500) which is not greater than 90% of the Cash Value less any already outstanding loan. Western Reserve retains the right to permit a Policy loan prior to the first Policy Anniversary for certain Policies. A loan taken from, or secured by, a Policy may be treated as a taxable distribution, and also may be subject to a penalty tax. (See Federal Tax Considerations.)

     The guaranteed annual interest rate on a Policy loan is 6.0% and is due on each Policy Anniversary for the prior Policy Year and on the date the loan is repaid. For Policies issued on or after January 28, 2002 the current annual interest rate on a Policy loan is 4.70% in Policy Years 1-17, and 4.20% in Policy Years 18+. Different current loan interest rates apply for Policies issued prior to January 28, 2002. (See Facts About the
Policy -- Loans -- Interest Rate Charged.) Western Reserve will transfer the requested amount of a loan, plus interest for one year in advance, from the Subaccounts to the Loan Account and credit this amount at the end of each Policy Year with interest at a rate of 4% per year. Upon repayment of a loan, Western Reserve will transfer amounts in the Loan Account in excess of the outstanding value of the loan to the Subaccounts in the same manner as Net Premium allocations.

     There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account any outstanding loans, are not achieved, as well as adverse tax consequences which occur if a Policy lapses with loans outstanding. (See Federal Tax Considerations -- Tax Treatment of Policy Benefits.)

11.  WHAT CHARGES AND DEDUCTIONS ARE ASSESSED UNDER THE POLICY?

     Western Reserve assesses certain charges and deductions under the Policy to compensate for services and benefits provided, costs and expenses incurred, and risks assumed by Western Reserve in connection with the Policies. Some charges are assessed as percentages of Cash Value or premium payments, and others are assessed as a flat dollar amount. For information concerning compensation paid for the sale of Policies, see "Sale of the Policies." The charges and deductions under the Policy include the following:

     PERCENT OF PREMIUM LOAD. Western Reserve deducts a percent of premium received up to the Target Premium and a percent of premium received in excess of the Target Premium. Under most circumstances, the Target Premium is the maximum premium an Owner can pay in a Policy Year without the Policy becoming a Modified Endowment Contract. Premiums paid in excess of the Target Premium may have adverse tax consequences (See Federal Tax Considerations -- Tax Treatment of Policy Benefits). For Policies issued on or after January 28, 2002, the current percent of premium load is as follows: 11.50% of premium received up to Target Premium and 1.00% of premium received in excess of Target Premium in Policy Year 1; 6.0% of premium received up to Target Premium and 0.50% of premium received in excess of Target Premium in Policy Years 2-7; 2.10% of premium received up to Target Premium and 0.50% of premium received in excess of Target Premium in Policy Years 8-10; and 0.50% of all premium received in Policy Years 11+. Different charges apply to Policies issued prior to January 28, 2002. The maximum percent of premium load deduction is 11.5% of each premium received up to the Target Premium in all years and 4.5% of premium received in excess of Target Premium in Policy Year 1, 7.5% of premium received in excess of Target Premium in Policy Years 2+. (See Charges and Deductions -- Percent of Premium
Load).

     DEFERRED SALES CHARGE. On each Policy Anniversary during Policy Years 2-7, Western Reserve deducts a percent of the premium received in Policy Year 1 or the decrease in premium in excess of Target Premium received in Policy Year 1. For Policies issued on or after May 1, 2001, the current deferred sales charge is as follows: 1.50% of the premium received up to Target Premium in Policy Year 1 and 0.40% of premium received in excess of Target Premium in Policy Year 1. Different charges apply to Policies issued prior to May 1, 2001. The maximum deferred sales charge in Policy Years 2-7 is 1.50% of all premium received in Policy Year 1.

     MONTHLY DEDUCTION. Each month, Western Reserve makes a Monthly Deduction from the Cash Value to cover the cost of administering the Policies (Monthly Policy Charge), the cost of providing insurance protection under the Policy (i.e., the cost of insurance charge) including any insurance benefits provided by rider, and the mortality and expense risk charge.

     MONTHLY POLICY CHARGE. Western Reserve deducts a monthly charge equal to $16.50 in the first Policy Year, and $4.00 (current, $10 maximum) in subsequent Policy Years to compensate Western Reserve for the cost of administering the Policies.

     MORTALITY AND EXPENSE RISK CHARGE. On each Monthly Deduction Day, Western Reserve deducts a mortality and expense risk charge. For Policies issued on or after January 28, 2002 the current mortality and expense risk charge is an amount equal to an annual rate of 0.70% of the Cash Value in the Subaccounts in Policy Years 1-17, and an amount equal to an annual rate of 0.20% of the Cash Value in the Subaccounts in Policy Years 18+. Different charges apply to Policies issued prior to January 28, 2002. The maximum annual rate of this charge in any Policy Year is an amount equal to 0.90% of the Cash Value in the Subaccounts.

     TRANSFER CHARGE. Western Reserve reserves the right to apply a $25 transfer charge for each transfer after the first 12 transfers in any Policy Year.

     PARTIAL WITHDRAWAL CHARGE. Western Reserve deducts a charge equal to the lesser of $25 or 2% of the amount requested to cover administrative expenses associated with each partial withdrawal.

     PORTFOLIO EXPENSES. The Portfolios incur investment advisory fees and other expenses that are reflected as an annual rate of the average daily net assets of each Portfolio. Except for the Fidelity VIP and INVESCO VIF Portfolios, the fees shown are after waiver, reimbursement or absorption. See footnotes for details. The levels of the fees and expenses for the year ended December 31, 2001 vary among the Portfolios and are described below and in the prospectuses for the
Portfolios:

                                                                               LESS         TOTAL
                                                             GROSS TOTAL    FEE WAIVERS      NET
                                                   OTHER       ANNUAL      REIMBURSEMENT    ANNUAL
PORTFOLIO                        MANAGEMENT FEE   EXPENSES    EXPENSES     OR ABSORPTION   EXPENSES
---------                        --------------   --------   -----------   -------------   --------
Gateway VIT Fund...............       0.50%         0.94%       1.44%          0.44%         1.00%(1)
Fidelity VIP Contrafund(R).....       0.58%         0.10%       0.68%          0.00%         0.68%(2)
PIMCO Total Return
  (Institutional Class)........       0.25%         0.25%       0.50%          0.00%         0.50%(3)
PIMCO High-Yield (Institutional
  Class).......................       0.25%         0.35%       0.60%          0.01%         0.60%(3)
PBHG Large Cap Growth
  Portfolio....................       0.75%         0.27%       1.02%          0.00%         1.02%(4)
PBHG Select Value Portfolio....       0.65%         0.21%       0.86%          0.00%         0.86%(5)
T. Rowe Price Equity Income....       0.85%         0.00%       0.85%          0.00%         0.85%(6)
Janus Aspen Series Capital
  Appreciation.................       0.65%         0.01%       0.66%          0.00%         0.66%(7)
Janus Aspen Series Worldwide
  Growth.......................       0.65%         0.04%       0.69%          0.00%         0.69%(7)
Janus Aspen Series Aggressive
  Growth.......................       0.65%         0.02%       0.67%          0.00%         0.67%(7)
Janus Aspen Series Flexible
  Income.......................       0.64%         0.03%       0.67%          0.00%         0.67%(7)
Janus Aspen Series
  International Growth.........       0.65%         0.06%       0.71%          0.00%         0.71%(7)
Vanguard VIF Short-Term
  Corporate....................       0.16%         0.05%       0.21%          0.00%         0.21%
Vanguard VIF Total Bond Market
  Index........................       0.19%         0.03%       0.22%          0.00%         0.22%
Vanguard VIF High-Yield Bond...       0.24%         0.04%       0.28%          0.00%         0.28%
Vanguard VIF Equity Index......       0.16%         0.02%       0.18%          0.00%         0.18%
Vanguard VIF Diversified
  Value........................       0.43%         0.05%       0.48%          0.00%         0.48%
Vanguard VIF Mid-Cap Index.....       0.24%         0.06%       0.30%          0.00%         0.30%
Vanguard VIF International.....       0.34%         0.09%       0.43%          0.00%         0.43%
Vanguard VIF REIT Index........       0.29%         0.10%       0.39%          0.00%         0.39%
Vanguard VIF Money Market......       0.15%         0.03%       0.18%          0.00%         0.18%
Vanguard VIF Small Company
  Growth.......................       0.47%         0.04%       0.51%          0.00%         0.51%
Royce Micro-Cap................       1.25%         0.17%       1.42%          0.07%         1.35%(8)
First Eagle SoGen Overseas
  Variable Fund................       0.75%         1.33%       2.08%          0.58%         1.50%(9)
Third Avenue Funds Value
  Portfolio....................       0.90%         0.40%       1.30%          0.00%         1.30%
Rydex OTC Fund.................       0.75%         0.70%       1.45%          0.00%         1.45%
Rydex Nova Fund................       0.75%         0.70%       1.45%          0.00%         1.45%

     The portfolio expense figures were provided to Western Reserve by the portfolios or by their respective managers, and we have not independently verified their accuracy. We are not responsible for these numbers.
---------------
(1) The Fund's adviser has contractually agreed to waive all or a portion of its management fees in order to maintain total annual Fund operating expenses at 1.00% through December 31, 2002. The adviser has not agreed to reimburse any Fund expenses.

(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(3) "Other Expenses" reflects the following: for Total Return (Inst. Class) a 0.25% administrative fee; for High Yield (Inst. Class) a 0.35% administrative fee.

(4) These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fee payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

(5) These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fee payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

(6) The portfolio pays T. Rowe Price an annual all-inclusive fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.

(7) Expenses are based upon expenses for the year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.

(8) Royce has contractually agreed to waive its fee to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.35% through December 31, 2002 and 2.29% through December 31, 2010.

(9) The annualized ratios of operating expenses to average net assets for the period ended December 31, 2001 would have been 2.08% without the effect of the investment advisory fee waiver and expense reimbursement provided by the advisor, which are capped through October 31, 2002.

12.  ARE TRANSFERS PERMITTED AMONG THE SUBACCOUNTS?

     An Owner may transfer Cash Value among the Subaccounts of the Separate Account. Each Policy Year, you may make 12 Cash Value transfers without incurring any charge. Each additional transfer in a Policy Year may be subject to a transfer charge of $25. Western Reserve may at any time revoke or modify the transfer privilege. (See Facts About the Policy -- Transfer Privileges)

13.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF PURCHASING A POLICY?

     Western Reserve intends for the Policy to satisfy the definition of a life insurance contract under Section 7702 of the Code. However, there is less guidance with respect to Policies issued on a substandard basis and it is not clear that these Policies will satisfy the applicable definition in all circumstances, particularly if the full amount of premiums is paid. Under certain circumstances, a Policy may be treated as a "modified endowment contract" depending upon the amount of premiums paid in relation to the Life Insurance Benefit. (See Tax Treatment of Policy Benefits -- Modified Endowment Contracts.) If the Policy is a modified endowment contract, then all pre-death distributions, including Policy loans and loans secured by a Policy, will be treated first as a distribution of taxable income to the extent of any gain and then as a return of basis or investment in the contract. In addition, any distributions of gains generally will be subject to a 10% penalty tax.

     If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the Policy and then as disbursing taxable income. Moreover, Policy loans and loans secured by a Policy will generally not be treated as distributions but there is uncertainty as to the tax treatment of loans from the Policy after the first Policy Year. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax. For further elaboration on the tax consequences of a Policy, see Federal Tax Considerations.

     In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new life insurance contract or a change in an existing life insurance contract should consult a tax adviser. You should consult a tax adviser with respect to legislative developments and their effect on the Policy. (See Federal Tax Considerations.)

                       INVESTMENT EXPERIENCE INFORMATION

     The information provided in this section shows the historical investment experience of the Portfolios and hypothetical illustrations of the Policy based on the historical investment experience of the Portfolios. It does not represent or project future investment performance.

     The Policies became available for sale and the Separate Account began operations in December of 1998. The Portfolios' dates of inception are indicated in the table below. The rates of return shown below depict the actual investment experience of each Portfolio for the periods shown. The actual rate of return in each calendar year was assumed to be uniformly earned throughout that year. The actual performance of the Portfolios has and will vary throughout the year.

Rates of Return

     The average rates of return shown below are based on the Portfolios' actual investment performance, after the deduction of investment advisory fees and other expenses of the Portfolios. The rates are average annual compounded rates of return for the periods ended on December 31, 2001.

     These rates of return do not reflect the percent of premium load, deferred sales loads, or monthly deductions from Cash Value. Accordingly, these rates of return do not illustrate how actual investment performance will affect benefits under the Policies. Moreover, these rates of return are not an estimate, projection or guarantee of future performance.

  AVERAGE ANNUAL COMPOUNDED RATES OF RETURN FOR THE PERIODS ENDED DECEMBER 31,
                                      2001

                                                                                10 YEARS OR
                                                                                   SINCE
            PORTFOLIO (DATE OF INCEPTION)                 1 YEAR     5 YEARS    INCEPTION*
            -----------------------------                 -------    -------    -----------
Gateway VIT Fund (11/6/2001)..........................      N/A       N/A          N/A
Fidelity VIP Contrafund(R) (1/3/95)...................     (12.28)%   10.44%        15.75%*
PIMCO Total Return (Institutional Class) (4/10/00)....       8.53%    N/A            9.54%*
PIMCO High-Yield (Institutional Class) (07/01/02).....      N/A       N/A          N/A
PBHG Large Cap Growth Portfolio (4/30/97).............     (28.28)%   N/A           13.46%
PBHG Select Value Portfolio (10/28/1997)..............       1.72%    N/A           16.31%
T. Rowe Price Equity Income (3/31/94).................       1.46%    10.83%        14.65%*
Janus Aspen Series Capital Appreciation (5/1/97)......     (21.67)%   N/A           17.73%*
Janus Aspen Series Worldwide Growth (9/13/93).........     (22.44)%   11.12%        15.75%*
Janus Aspen Series Aggressive Growth (9/13/93)........     (39.45)%    7.08%        12.51%*
Janus Aspen Series Flexible Income (9/13/93)..........       7.74%     7.24%         8.14%*

                                                                                10 YEARS OR
                                                                                   SINCE
            PORTFOLIO (DATE OF INCEPTION)                 1 YEAR     5 YEARS    INCEPTION*
            -----------------------------                 -------    -------    -----------
Janus Aspen Series International Growth (5/2/94)......     (23.23)%   10.32%        13.47%*
Vanguard VIF Short-Term Corporate (2/8/99)............       7.85%    N/A            6.25%*
Vanguard VIF Total Bond Market Index (4/29/91)........       8.30%     7.21%         6.96%
Vanguard VIF High-Yield Bond (6/3/96).................       3.25%     3.95%         5.14%*
Vanguard VIF Equity Index (4/29/91)...................     (12.00)%   10.67%        12.82%
Vanguard VIF Diversified Value (2/8/99)...............       0.76%    N/A            3.47%*
Vanguard VIF Mid-Cap Index (2/9/99)...................      (0.53)%   N/A           14.16%*
Vanguard VIF International (6/3/94)...................     (18.62)%    3.18%          6.2%*
Vanguard VIF REIT Index (2/9/99)......................      12.14%    N/A           11.89%*
Vanguard VIF Money Market (5/2/91)....................       4.35%     5.41%         4.92%
Vanguard VIF Small Company Growth (6/3/96)............       5.59%    19.26%        16.58%
Royce Micro-Cap (12/27/96)............................      29.71%    19.98%        19.96%*
First Eagle SoGen Overseas Variable Fund (2/3/1997)...       7.46%    N/A           11.00%
Third Avenue Value Portfolio (9/21/1999)..............      13.68%    N/A           27.27%
Rydex OTC Fund (5/7/1997).............................     (35.17)%   N/A           10.31%
Rydex Nova Fund (5/7/1997)............................     (23.58)%   N/A            3.85%

     Additional information regarding the Portfolios' investment performance appears in the prospectuses for the Portfolios.

    ILLUSTRATIONS OF CASH VALUE, NET CASH VALUE AND LIFE INSURANCE BENEFITS

     The following illustrations have been prepared to show how certain values under a hypothetical Policy would change with varying levels of assumed investment performance over an extended period of time. In particular, the illustrations show how the Cash Value, Net Cash Value and Life Insurance Benefit under a Policy with Life Insurance Benefit Option 3 covering an Insured of the male sex, non-tobacco and Age 35 on the Effective Date, would vary over time if premiums were paid annually and the return on the assets in the Portfolios were a uniform gross annual rate (before any expenses) of 0%, 6% or 12%. THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE FOR PURPOSES OF ILLUSTRATION ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner, prevailing rates and rates of inflation. Also, values would be different from those shown if the gross annual investment returns averaged 0%, 6%, and 12% over a period of years but fluctuated above and below those averages for individual Policy Years. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated premium.

     The illustrations assume that the assets in the Portfolios are subject to an annual expense ratio of 0.71% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each of the Portfolios for the last fiscal year and take into account current expense reimbursement arrangements. (Such reimbursement arrangements were in effect during the last fiscal year.) The fees and expenses of each Portfolio vary, and in 2001, the total fees and expenses ranged from an annual rate of 0.18% to an annual rate of 1.50% of average daily net assets. The Policy values and cash surrender values reflected in the illustrations would be lower if the expense reimbursement arrangements ended. For information on Portfolio expenses, see the prospectuses for the Portfolios.

     The illustrations also reflect the deduction of the percent of premium load, the monthly Policy charge, the deferred sales load, and the monthly deduction from Cash Value for the hypothetical Insured. Western Reserve's current cost of insurance charge, mortality and expense risk charges, and monthly Policy charge and the higher guaranteed maximum cost of insurance, mortality and expense risk and monthly Policy charges Western Reserve has the contractual right to charge are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no other charges for Federal or state income taxes are currently made against the Separate Account and assume no Loan Account Value or charges for supplemental benefits.

     After deduction of Portfolio expenses, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates for the Separate Account of -0.71%, 5.29% and 11.29%, respectively. If any Portfolio's expense waiver or reimbursement arrangement were discontinued, the average Portfolio fees and expenses would be higher and the resulting net annual rates of return would be lower. Net annual rates of return for the Separate Account are not equal to net annual rates of return for the Policy because the Separate Account rates do not reflect all charges to the Policy.

     The illustrations are based on Western Reserve's sex distinct rates for non-tobacco users. Upon request, Western Reserve will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following illustrations.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35

         Specified Amount:           $250,000                               Guaranteed Issue Class
         Annual Premium:             $10,320                                Life Insurance Benefit Option III

  USING CURRENT COST OF INSURANCE RATES, M&E RISK CHARGES, AND MONTHLY POLICY
                                    CHARGES
--------------------------------------------------------------------------------

                                                    LIFE INSURANCE BENEFIT
                                           ----------------------------------------
                                             ASSUMING HYPOTHETICAL GROSS AND NET
                                                 ANNUAL INVESTMENT RETURN OF
          END OF              PREMIUMS     ----------------------------------------
          POLICY             ACCUMULATED   0% (GROSS)    6% (GROSS)    12% (GROSS)
           YEAR                 AT 5%      -.71% (NET)   5.29% (NET)   11.29% (NET)
          ------             -----------   -----------   -----------   ------------
1..........................      10,836      260,320        260,320        260,320
2..........................      22,214      270,640        270,640        270,640
3..........................      34,160      280,960        280,960        280,960
4..........................      46,705      291,280        291,280        291,280
5..........................      59,876      301,600        301,600        301,600
6..........................      73,706      311,920        311,920        311,920
7..........................      88,227      322,240        322,240        322,240
8..........................     103,474      332,560        332,560        371,120
9..........................     119,484      342,880        342,880        429,293
10.........................     136,294      353,200        353,200        491,312
15.........................     233,825      404,800        514,934        854,066
20.........................     358,303      456,400        681,303      1,363,799
30.........................     719,931      559,600      1,028,180      3,129,185
40.........................   1,308,986      662,800      1,437,400      6,927,811
50.........................   2,268,495      766,000      1,977,578     15,537,074
60.........................   3,831,433        lapse      2,744,499     35,849,590

                                      CASH VALUE                                NET CASH VALUE
                       ----------------------------------------    ----------------------------------------
                         ASSUMING HYPOTHETICAL GROSS AND NET         ASSUMING HYPOTHETICAL GROSS AND NET
                             ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
       END OF          ----------------------------------------    ----------------------------------------
       POLICY          0% (GROSS)    6% (GROSS)    12% (GROSS)     0% (GROSS)    6% (GROSS)    12% (GROSS)
        YEAR           -.71% (NET)   5.29% (NET)   11.29% (NET)    -.71% (NET)   5.29% (NET)   11.29% (NET)
       ------          -----------   -----------   ------------    -----------   -----------   ------------
1....................      8,653          9,186          9,719         9,691         10,288         10,886
2....................     17,725         19,360         21,060        19,143         20,909         22,745
3....................     26,623         29,952         33,546        28,220         31,749         35,559
4....................     35,368         40,998         47,320        36,960         42,843         49,449
5....................     43,969         52,529         62,526        45,288         54,105         64,402
6....................     52,431         64,571         79,322        53,217         65,539         80,511
7....................     60,749         77,141         97,871        60,749         77,141         97,871
8....................     69,473         90,846        118,949        69,473         90,846        118,949
9....................     78,030        105,141        142,150        78,030        105,141        142,150
10...................     86,421        120,053        167,683        86,421        120,053        167,683
15...................    126,611        205,153        340,265       126,611        205,153        340,265
20...................    164,251        312,524        625,596       164,251        312,524        625,596
30...................    224,611        612,012      1,862,610       224,611        612,012      1,862,610
40...................    234,674      1,049,197      5,056,796       234,674      1,049,197      5,056,796
50...................     65,906      1,661,831     13,056,364        65,906      1,661,831     13,056,364
60...................      lapse      2,517,889     32,889,532         lapse      2,517,889     32,889,532

---------------
The hypothetical rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the actual investment experience of the Portfolios. The Cash Value, Net Cash Value and Life Insurance Benefit for a Policy would be different from those shown if the actual rates of return averaged 0.00%, 6.00%, and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

The actual investment rates of return will fluctuate over time and likely will be both positive and negative. The actual values under the Policy could be significantly different from those shown, even if actual returns averaged 0%, 6% or 10%, but fluctuated over and under that average throughout the years shown. Depending on timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated premium.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35

         Specified Amount:           $250,000                               Guaranteed Issue Class
         Annual Premium:             $10,320                                Life Insurance Benefit Option III

 USING GUARANTEED COST OF INSURANCE RATES, M&E RISK CHARGES, AND MONTHLY POLICY
                                    CHARGES
--------------------------------------------------------------------------------

                                                 LIFE INSURANCE BENEFIT
                                      ---------------------------------------------
                                           ASSUMING HYPOTHETICAL GROSS AND NET
                                               ANNUAL INVESTMENT RETURN OF
       END OF           PREMIUMS      ---------------------------------------------
       POLICY          ACCUMULATED     0% (GROSS)      6% (GROSS)      12% (GROSS)
        YEAR              AT 5%       -.71% (NET)     5.29% (NET)     11.29% (NET)
       ------          -----------    ------------    ------------    -------------
1....................      10,836       260,320          260,320          260,320
2....................      22,214       270,640          270,640          270,640
3....................      34,160       280,960          280,960          280,960
4....................      46,705       291,280          291,280          291,280
5....................      59,876       301,600          301,600          301,600
6....................      73,706       311,920          311,920          311,920
7....................      88,227       322,240          322,240          322,240
8....................     103,474       332,560          332,560          332,560
9....................     119,484       342,880          342,880          377,096
10...................     136,294       353,200          353,200          429,039
15...................     233,825       404,800          432,067          721,723
20...................     358,303       456,400          547,807        1,097,567
30...................     719,931       559,600          737,578        2,201,433
40...................   1,308,986         lapse          897,033        4,128,006
50...................   2,268,495         lapse        1,041,280        7,562,034
60...................   3,831,433         lapse        1,205,911       14,044,513

                                        CASH VALUE                                     NET CASH VALUE
                       ---------------------------------------------    ---------------------------------------------
                            ASSUMING HYPOTHETICAL GROSS AND NET              ASSUMING HYPOTHETICAL GROSS AND NET
                                ANNUAL INVESTMENT RETURN OF                      ANNUAL INVESTMENT RETURN OF
       END OF          ---------------------------------------------    ---------------------------------------------
       POLICY           0% (GROSS)      6% (GROSS)      12% (GROSS)      0% (GROSS)      6% (GROSS)      12% (GROSS)
        YEAR           -.71% (NET)     5.29% (NET)     11.29% (NET)     -.71% (NET)     5.29% (NET)     11.29% (NET)
       ------          ------------    ------------    -------------    ------------    ------------    -------------
1....................      8,251            8,771            9,291          8,251            8,771            9,291
2....................     16,253           17,799           19,408         16,253           17,799           19,408
3....................     24,078           27,173           30,522         24,078           27,173           30,522
4....................     31,723           36,903           42,734         31,723           36,903           42,734
5....................     39,181           46,997           56,152         39,181           46,997           56,152
6....................     46,446           57,465           70,898         46,446           57,465           70,898
7....................     53,514           68,319           87,111         53,514           68,319           87,111
8....................     60,533           79,734          105,117         60,533           79,734          105,117
9....................     67,340           91,568          124,866         67,340           91,568          124,866
10...................     73,930          103,835          146,430         73,930          103,835          146,430
15...................    103,379          172,138          287,539        103,379          172,138          287,539
20...................    125,505          251,288          503,471        125,505          251,288          503,471
30...................    129,791          439,035        1,310,377        129,791          439,035        1,310,377
40...................      lapse          654,768        3,013,143          lapse          654,768        3,013,143
50...................      lapse          875,025        6,354,650          lapse          875,025        6,354,650
60...................      lapse        1,106,341       12,884,874          lapse        1,106,341       12,884,874

---------------
The hypothetical rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the actual investment experience of the Portfolios. The Cash Value, Net Cash Value and Life Insurance Benefit for a Policy would be different from those shown if the actual rates of return averaged 0.00%, 6.00%, and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

The actual investment rates of return will fluctuate over time and likely will be both positive and negative. The actual values under the Policy could be significantly different from those shown, even if actual returns averaged 0%, 6% or 10%, but fluctuated over and under that average throughout the years shown. Depending on timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated premium.

                             OTHER PERFORMANCE DATA

     Western Reserve may compare the performance of each Subaccount in advertising and sales literature to the performance of other variable life issuers in general, or to the performance of particular types of variable life insurance policies investing in mutual funds, or investment series of mutual funds, with investment objectives similar to each of the Subaccounts whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar") or reported by other services, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance and Fortune. Lipper and Morningstar are widely used independent research services which monitor and rank the performance of variable life insurance policies in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable annuity contracts as well as variable life insurance policies. The performance analyses prepared by Lipper and Morningstar rank such policies and contracts on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration.

     Western Reserve may also compare the performance of each Subaccount in advertising and sales literature to the S&P 500, a widely used measure of stock market performance, or other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but usually do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

     In addition, Western Reserve may, as appropriate, compare each Subaccount's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Subaccount performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Subaccount performance may be compared with Donoghue Money Market Institutional Average (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

                    WESTERN RESERVE AND THE SEPARATE ACCOUNT

WESTERN RESERVE

     Western Reserve was originally incorporated under the laws of Ohio on October 1, 1957. Western Reserve engages in the business of writing life insurance policies and annuity contracts. Western Reserve is admitted to do business in 49 states, the District of Columbia, Guam, and Puerto Rico. Western Reserve's main office is located in St. Petersburg, Florida; however, the mailing address is P.O. Box 5068, Clearwater, FL 33758-5068. Western Reserve's Administrative Office for this Policy is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

     Western Reserve is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company which is a wholly-owned indirect subsidiary of AEGON USA, Inc. ("AEGON USA"). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation, which is a publicly traded international insurance group.

     IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. IMSA promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become members of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

     You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "consumer" section or by contacting IMSA at:

1001 Pennsylvania Avenue NW    202-624-2121 (tel)
Suite 500 South                202-624-2115 (fax)
Washington, DC 20004           contact@imsaethics.org

     PUBLISHED RATINGS. Western Reserve may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("Standard & Poor's"), and Fitch Ratings ("Fitch"). A.M. Best's, Standard and Poor's, Moody's and Fitch's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/ health insurance industry. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms and should not be considered as bearing on the investment performance of assets held in the Separate Account. The ratings also do not relate to the performance of the Portfolios.

THE SEPARATE ACCOUNT

     Western Reserve established WRL Series Life Corporate Account (the "Separate Account") as a separate account on December 8, 1997. The Separate Account meets the definition of a "separate account" under the Federal securities laws and its fiscal year ends on December 31. The Separate Account will receive and invest the Net Premiums paid under this Policy.

     The assets of the Separate Account are the property of Western Reserve. The Code of Ohio, under which Western Reserve established the Separate Account, provides that the assets in the Separate Account attributable to the Policies are not chargeable with liabilities arising out of any other business which Western Reserve may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of the General Account of Western Reserve to the extent that the Separate Account's assets exceed its liabilities arising under the Policies.

     The Separate Account is currently divided into Subaccounts. Each Subaccount invests exclusively in shares of a single Portfolio. Income and both realized and unrealized gains or losses from the assets of each Subaccount of the Separate Account are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount of the Separate Account or arising out of any other business Western Reserve may conduct.

     Where permitted by applicable law, Western Reserve may make the following changes to the Separate Account:

        1. Any changes required by the 1940 Act or other applicable law or regulation;

        2.  Combine separate accounts, including the Separate Account;

        3. Add new subaccounts to or remove existing subaccounts from the Separate Account or combine Subaccounts and make the new subaccounts available to you at our discretion.

        4. Make Subaccounts (including new subaccounts) available to such classes of Policies as Western Reserve may determine;

        5.  Add new portfolios or remove existing Portfolios;

        6. Substitute new portfolios for any existing Portfolios if shares of the Portfolio are no longer available for investment or if Western Reserve determines that investment in a Portfolio is no longer appropriate in light of the purposes of the Separate Account;

        7. Deregister the Separate Account under the 1940 Act if such registration is no longer required; and

        8. Operate the Separate Account as a management investment company under the 1940 Act or as any other form permitted by law;

        9.  Create new Separate Accounts; or

        10. Manage the Separate Account under the direction of a committee at any time.

     New or substitute Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.

     Western Reserve will not make any such changes without any necessary approval of the SEC and applicable state insurance departments. Western Reserve will notify Owners of any changes.

     INVESTMENTS OF THE SEPARATE ACCOUNT. The Subaccounts of the Separate Account invest in shares of the corresponding Portfolios. Each Portfolio is part of a series mutual fund which is registered with the SEC as an open-end diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Portfolios by the SEC.

     The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies which are different from those of the other Portfolios. Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio. Certain Subaccounts and corresponding Portfolios may not be available to residents of some states.

     The paragraphs below summarize each Portfolio's investment objectives and policies. There is no assurance that any of the Portfolios will achieve its stated objective. For example, an investment in the money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency and, during periods of low interest rates, the yields of money market subaccounts may become extremely low and possibly negative. The information below also identifies the investment adviser (and, where applicable, the investment sub-adviser) to each Portfolio. More detailed information, including a description of risks, can be found in the prospectuses for the Portfolios which should be read carefully.

GATEWAY VARIABLE INSURANCE TRUST         - GATEWAY VIT FUND seeks to capture the majority of the
(managed by Gateway Investment           higher returns associated with equity market investments,
Advisers, L.P.)                            while exposing investors to significantly less risk than
                                           other equity investments. The Fund undertakes active
                                           measures to reduce equity volatility while investing
                                           almost all of its assets in equities.
FIDELITY VARIABLE INSURANCE              - CONTRAFUND(R) seeks long-term capital appreciation.
PRODUCTS FUNDS -- INITIAL CLASS
(managed by Fidelity Management &
Research Company)
PIMCO VARIABLE INSURANCE TRUST           - HIGH YIELD (INSTITUTIONAL CLASS) seeks maximum total
(managed by Pacific Investment           return, consistent with preservation of capital and prudent
Management Company LLC)                    investment management by investing under normal
                                           circumstances at least 65% of its assets in a diversified
                                           portfolio of high yield securities.
                                         - TOTAL RETURN (Institutional Class) seeks to maximize
                                         total return, consistent with preservation of capital and
                                           prudent investment management by investing under normal
                                           circumstances at least 65% of its assets in a diversified
                                           portfolio of Fixed Income instruments of varying
                                           maturities.
PBHG INSURANCE SERIES FUND               - LARGE CAP GROWTH INSURANCE SERIES PORTFOLIO seeks long
(managed by Pilgrim Baxter &             term growth of capital by investing under normal market
Associates, Ltd.)                          conditions 80% of its total assets in growth securities,
                                           such as common stocks, of large capitalization companies.
                                         - SELECT VALUE INSURANCE SERIES PORTFOLIO seeks to provide investors long-term growth of capital and income by
                                           investing under normal market conditions at least 65% of
                                           its total assets in value securities, such as common
                                           stocks, of no more than 30 companies with large market
                                           capitalizations.
T. ROWE PRICE EQUITY SERIES, INC.        - T. ROWE PRICE EQUITY INCOME seeks to provide substantial
(managed by T. Rowe Price                dividend income as well as long-term growth of capital
Associates, Inc.)                          through investments in the common stocks of established
                                           companies.
JANUS ASPEN SERIES (managed by           - CAPITAL APPRECIATION seeks long-term growth of capital.
Janus Capital Management LLC)            It pursues its objective by investing primarily in common
                                           stocks selected for their growth potential. The Portfolio
                                           may invest in companies of any size, from larger, well
                                           established companies to smaller, emerging growth
                                           companies.
                                         - WORLDWIDE GROWTH seeks long-term growth of capital in a
                                         manner consistent with the preservation of capital. It
                                           pursues its objective by investing primarily in common
                                           stocks of companies of any size throughout the world. The
                                           Portfolio normally invests in issuers from at least five
                                           different countries, including the United States. The
                                           Portfolio may at times invest in fewer than five
                                           countries or even a single country.

                                         - AGGRESSIVE GROWTH seeks long-term growth of capital. It
                                         pursues its objective by investing primarily in common
                                           stocks selected for their growth potential, and normally
                                           invests at least 50% of its equity assets in medium-sized
                                           companies.
                                         - FLEXIBLE INCOME seeks to obtain maximum total return,
                                         consistent with preservation of capital. It pursues its
                                           objective by primarily investing in a wide variety of
                                           income-producing securities such as corporate bonds and
                                           notes, government securities and preferred stock. As a
                                           fundamental policy the portfolio will invest at least 80%
                                           of its assets in income-producing securities
                                         - INTERNATIONAL GROWTH seeks long-term growth of capital.
                                         It pursues its objective by investing under normal
                                           circumstances at least 80% of its net assets in
                                           securities of issuers from at least five different
                                           countries, excluding the United States. The portfolio may
                                           invest in U.S. issuers and it may at times invest all of
                                           its assets in fewer than five countries, or even a single
                                           country.
VANGUARD VARIABLE INSURANCE FUND         - MONEY MARKET seeks to provide income while maintaining
Managed by the following:                liquidity and a stable share price of $1. An investment in
Money Market, Short-Term Corporate         the Portfolio is not insured or guaranteed by the FDIC or
and Total Bond Market                      any other government agency. Although the Portfolio seeks
Index -- Vanguard's Fixed Income           to preserve the value of your investment at $1 per share,
Group                                      it is possible to lose money by investing in the
High Yield Bond --                         Portfolio.
Wellington Management Company, LLP       - SHORT TERM CORPORATE seeks income while maintaining a
Equity Index, Mid-Cap Index and          high degree of stability of principal.
REIT Index -- Vanguard's                 - TOTAL BOND MARKET INDEX seeks to provide a higher level
Quantitative Equity Group                of income by attempting to match the performance of a
Diversified Value -- Barrow,               broad-based market index of publicly traded,
Hanley, Mewhinney & Strauss                investment-grade bonds.
Small Company Growth --                  - HIGH YIELD BOND seeks to provide a high level of income
Granahan Investment Management,          by investing primarily in a diversified group of
Inc. and Grantham, Mayo, Van               high-yielding, higher-risk corporate bonds with medium-
Otterloo & Co LLC                          and lower-range credit-quality ratings, commonly known as
International -- Schroder                  "junk bonds."
Investment Management North              - DIVERSIFIED VALUE seeks to provide long-term growth of
America Inc.                             capital and a moderate level of dividend income.
                                         - EQUITY INDEX seeks to provide long-term growth of capital and income by attempting to match the performance of a
                                           broad-based market index of stocks of large U.S.
                                           companies.
                                         - MID-CAP INDEX seeks to provide long-term growth of
                                         capital by attempting to match the performance of a
                                           broad-based market index of stocks of medium-size U.S.
                                           companies.
                                         - SMALL COMPANY GROWTH seeks to provide long-term growth of capital by investing primarily in the stocks of smaller
                                           companies (which, at the time of purchase, typically have
                                           a market value of less than $1-$2 billion).
                                         - INTERNATIONAL seeks to provide long-term growth of
                                         capital by investing primarily in the stocks of seasoned
                                           companies located outside of the United States.
                                         - REIT INDEX seeks to provide a high level of income and
                                         moderate long-term growth of capital.

ROYCE CAPITAL FUND (managed by           - ROYCE MICRO-CAP seeks long-term growth of capital. Royce
Royce and Associates Inc.)               invests the Fund's assets primarily in a broadly
                                           diversified portfolio of equity securities issued by
                                           micro-cap companies (companies with stock market
                                           capitalizations less than $400 million). Royce selects
                                           these securities from a universe of more than 6,600
                                           micro-cap companies, generally focusing on companies that
                                           it believes are trading considerably below its estimate
                                           of their current worth.
FIRST EAGLE SOGEN VARIABLE FUNDS,        - FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND seeks long-term
INC. (managed by Arnhold and S.          growth of capital by investing primarily in equities,
Bleichroeder Advisers, Inc.)               including common and preferred stock, warrants, or other
                                           similar rights, and convertible securities, issued by
                                           small and medium size, non-U.S. companies.
THIRD AVENUE VARIABLE SERIES TRUST       - THIRD AVENUE VALUE seeks long-term capital appreciation.
(managed by Third Avenue
Management, LLC)
RYDEX VARIABLE TRUST (managed by         - OTC FUND seeks to provide investment results that
Rydex Global Advisors)                   correspond to a benchmark for over-the-counter securities.
                                           The current benchmark is the NASDAQ 100 Index. The NASDAQ
                                           100 Index contains the 100 largest non-financial,
                                           non-utilities stocks in the NASDAQ Composite.
                                         - NOVA FUND seeks to provide investment returns that
                                         correspond to 150% of the daily performance of the S&P 500
                                           Index. The S&P 500 Index is an unmanaged index composed
                                           of 500 common stocks from a wide range of industries that
                                           are traded on the New York Stock Exchange, The American
                                           Stock Exchange and the NASDAQ.

     Shares of certain Portfolios are sold to separate accounts of insurance companies that may or may not be affiliated with Western Reserve or each other. In addition, shares of certain Portfolios are also sold to separate accounts to serve as the underlying investment for both variable life insurance policies and variable annuity contracts. It is possible that a material conflict may arise between the interests of Owners of the Policies and owners of other variable life insurance policies or variable annuity contracts whose accumulation values are allocated to a Portfolio. Material conflicts could result from, for example,
(1) changes in state insurance laws, (2) changes in Federal income tax laws, or
(3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners. Although neither Western Reserve nor the Portfolios currently foresee any such disadvantages, Western Reserve and each Portfolio's Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action to take. Such action could include the sale of Portfolio shares by one or more of the separate accounts, which could have adverse consequences. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

     The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that the same investment adviser, sub-investment adviser, or manager may manage. The investment results of the Portfolios may be higher or lower than the results of such other portfolios. There can be no assurance, and Western Reserve makes no representation, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, sub-investment adviser, or manager.

     We may receive expense reimbursements or other revenues from the underlying Portfolios or their managers. The amount of these reimbursements or revenues, if any, (1) may be substantial; (2) may be different for different Portfolios; (3) may depend on the amount of assets that we have invested in the Portfolio; and (4) currently range from 0% to 0.25% of the assets we have invested in the Portfolio.

                             FACTS ABOUT THE POLICY

AVAILABILITY OF THE POLICY

     Under Western Reserve's current rules, Western Reserve will offer the Policy to corporations and partnerships that meet the following conditions at issue:

     - a minimum of five (5) Policies are issued, each on the life of a different Insured; or

     - the aggregate annualized first-year planned periodic premium for all Policies is at least $100,000.

APPLYING FOR A POLICY

     To purchase a Policy, Western Reserve must receive a completed application at the Administrative Office. Under Western Reserve's current rules, the minimum Face Amount of a Policy is generally $25,000. Western Reserve will generally issue Policies to Insureds who supply satisfactory evidence of insurability sufficient to Western Reserve. Acceptance is subject to Western Reserve's underwriting rules and Western Reserve reserves the right to reject an application for any reason permitted by law.

FREE-LOOK PERIOD

     An Owner may cancel a Policy for a refund during the "free-look period" by returning it to Western Reserve or to the sales representative who sold it. The free-look period generally expires 10 days after delivery of the Policy. Certain states may require a free-look period longer than 10 days. If you decide to cancel the Policy, Western Reserve will treat the Policy as if it had never been issued. Within seven calendar days after receiving the returned Policy, Western Reserve will refund an amount equal to the greater of the Cash Value as of the date the Policy is returned, or the premiums paid less any partial withdrawals. Under ordinary circumstances, the refunded amount will be the premiums paid less partial withdrawals.

PREMIUMS

     PREMIUM FLEXIBILITY. Owners are not required to adhere to any rigid and inflexible premium schedule. Western Reserve may require the Owner to pay an initial premium. Thereafter, up to age 100 and subject to the maximum premium limitations described below, an Owner may make unscheduled premium payments at any time in any amount. When making premium payments during the first Policy Year, an Owner should consider the effect of the sales charge (since Western Reserve deducts a lower percentage of each premium received in excess of the Target Premium during the first Policy Year than in subsequent Policy Years), and the deferred sales charge (because Western Reserve deducts this charge based on a percentage of premiums paid in the first year). See Charges and Deductions -- Percent of Premium Load; and Deferred Sales Charge.

     PLANNED PERIODIC PREMIUMS. Each Owner will determine a Planned Periodic Premium schedule that provides for the payment of a level premium at a fixed interval over a specified period of time. The Owner is not required to pay premiums in accordance with this schedule. Furthermore, the Owner has considerable flexibility to alter the amount, frequency, and the time period over which Planned Periodic Premiums are paid.

     The payment of a Planned Periodic Premium will not guarantee that the Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Net Cash Value. Thus, even if Planned Periodic Premiums are paid by the Owner, the Policy will nonetheless lapse any time Net Cash Value is insufficient to pay certain monthly charges, and a Late Period expires without a sufficient payment being made.

     PREMIUM LIMITATIONS. In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium limitations which qualify the Policy as life insurance according to Federal tax laws. If you pay a premium which would result in total premiums exceeding the current maximum premium limitation, Western Reserve will only accept that portion of the premium which will make total premiums equal the maximum. Western Reserve will return any part of the premium in excess of that amount, and will not accept any further premiums until allowed by the current maximum premium limitations set forth under Federal tax laws.

     PAYMENT OF PREMIUMS. Any payment made by check or money order must be payable to Western Reserve Life Assurance Co. of Ohio. Western Reserve will treat payments made by the Owner as a premium payment unless clearly marked as loan repayments. Western Reserve will deduct certain charges from each premium payment. (See Charges and Deductions, p. 31.) As an accommodation to Owners, Western Reserve will accept transmittal of initial and subsequent premiums of at least $1,000 by wire transfer. For an initial premium, the wire transfer must be accompanied by a simultaneous telephone facsimile transmission ("fax") of a completed application. An initial premium accepted via wire transfer with fax will be allocated in accordance with current procedures explained in the section entitled Allocation of Net Premiums and Cash Value -- Allocation of Net Premiums. An initial premium made by wire transfer not accompanied by a simultaneous fax, or accompanied by a fax of an incomplete application will be applied at the unit value next determined not later than two business days after receipt of an appropriate fax or a complete application. However, if Western Reserve cannot obtain the fax or essential information within five business days, Western Reserve shall inform the applicant of the reasons for the delay, and will return the initial premium to the applicant unless the applicant specifically consents to allow Western Reserve to retain the initial premium until the required fax or essential information is received.

     If Western Reserve later receives the application with original signature and the allocation instructions in that application, for any reason, are inconsistent with those previously designated on the fax, Western Reserve will reallocate the initial premium on the first Valuation Day on or following the date the Policy is issued, in accordance with the allocation instructions in the application with original signature.

     Owners wishing to make payments via bank wire should instruct their banks
to wire Federal Funds as follows:                                              .

     ALLFIRST
     ABA #052000113
     For credit to account of Western Reserve #89487643
     Include your name and Policy number on all correspondence.

POLICY LAPSE AND REINSTATEMENT

     LAPSE. The failure to make a Planned Periodic Premium payment will not itself cause the Policy to Lapse. Lapse will only occur where Net Cash Value is insufficient to cover the monthly deduction, and a Late Period expires without the Owner making a sufficient payment. If the Net Cash Value is insufficient to cover the monthly deduction, the Owner must pay during the Late Period a payment at least sufficient to provide a Net Premium to cover the sum of the monthly deductions due within the Late Period. Such a lapse could happen if the investment experience has been sufficiently unfavorable to have resulted in a decrease in the Net Cash Value, or the Net Cash Value has decreased because not enough premiums have been paid to offset the monthly charges.

     If Net Cash Value is insufficient to cover the monthly deduction, Western Reserve will notify the Owner and any assignee of record of the minimum payment needed to keep the Policy in force. The Owner will then have a Late Period of 62 days, measured from the date notice is sent to the Owner, for Western Reserve to receive sufficient payments. If Western Reserve does not receive a sufficient payment within the Late Period, the Policy will lapse. If Western Reserve receives a sufficient payment during the Late Period, Western Reserve will allocate any resulting Net Premium among the Subaccounts, and will charge any monthly deductions due to such Subaccounts, in accordance with the Owner's then current instructions. (See Allocation of Premiums and Cash Value -- Allocation of Net Premiums, and Charges and Deductions -- Monthly Deductions.) If the Insured dies during the Late Period, the Life Insurance Benefit Proceeds will equal the amount of the Life Insurance Benefit Proceeds immediately prior to the commencement of the Late Period, reduced by any due and unpaid charges.

     REINSTATEMENT. You may reinstate a lapsed Policy any time within five years after the date of Lapse by submitting the following items to Western
Reserve:

          1. A written application for reinstatement from the Owner;

          2. Evidence of insurability satisfactory to Western Reserve; and

          3. A premium that, after the charges against premiums, is large enough to cover the next two monthly deductions that will become due after the time of reinstatement.

     Western Reserve reserves the right to decline a reinstatement request. Upon approval of the application for reinstatement, the effective date of reinstatement will be the first Monthly Deduction Day on or next following the date Western Reserve approves the application for reinstatement.

ALLOCATION OF NET PREMIUMS AND CASH VALUE

     NET PREMIUMS. The Net Premium equals the premium paid less any applicable percent of premium load. (See Charges and Deductions -- Percent of Premium
Load). When an initial premium accompanies the application, monthly deductions from the Cash Value of the Policy commence on the Effective Date.

     ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Owner will allocate Net Premiums to one or more of the Subaccounts of the Separate Account. Notwithstanding the allocation in the application, the initial premium, less charges, will be allocated during the free-look period to the General Account and will earn interest at an annual rate (minimum 4%) declared by Western Reserve. At the end of the free-look period, Western Reserve allocates the Net Premium, including interest earned during the free-look period, to the Subaccounts as directed in the application. Western Reserve deems the Policy to be delivered four days after it is mailed for the purpose of allocating the Net Premium (including interest) at the end of the free-look period. (See Facts About The Policy -- Free-Look Period.)

     The minimum percentage of each premium that you may allocate to any Subaccount is 1%; percentages must be in whole numbers. You may change the allocation of future Net Premiums without charge at any time by providing Western Reserve with written notification from the Owner to our Administrative Office or by calling our Administrative Office. Western Reserve will employ the same procedures to confirm that such telephone instructions are genuine as it employs regarding telephone instructions for transfers among Subaccounts. (See Transfer Privileges.) Upon instructions from the Owner, the registered representative or agent of record may also change the allocation of future Net Premiums. Western Reserve reserves the right to limit the number of changes to the allocation of Net Premiums. Investment returns from the amounts allocated to Subaccounts of the Separate Account will vary with the investment experience of these Subaccounts and the Owner bears the entire investment risk.

POLICY VALUES

     CASH VALUE. The Cash Value serves as the starting point for calculating certain values under a Policy. The Cash Value is the sum of all Subaccount Values and the Loan Account Value and therefore varies to reflect the investment experience of the Subaccounts. Western Reserve determines the Cash Value on the date the Policy is issued and on each Valuation Day thereafter. The Cash Value may be more or less than premiums paid. THERE IS NO GUARANTEED MINIMUM CASH VALUE.

     NET CASH VALUE. The Net Cash Value is the amount payable on surrender of the Policy. It is equal to the Cash Value as of the date of surrender minus any outstanding Indebtedness.

     SUBACCOUNT VALUE. The Subaccount Value of any Subaccount as of the end of the free-look period is equal to the amount of the initial Net Premium allocated to that Subaccount (including any interest credited during the free-look period). On subsequent Valuation Days, the Subaccount Value is equal to that part of any Net Premium allocated to the Subaccount and any Cash Value transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by partial withdrawals and any Cash Value transferred out of that Subaccount.

     ACCUMULATION UNITS. For each Subaccount, Net Premiums allocated to a Subaccount or amounts of Cash Value transferred to a Subaccount are converted into Accumulation Units. Western Reserve determines the number of Accumulation Units credited to a Policy by dividing the dollar amount of any Net Premium or transfer directed to each Subaccount by the value of an Accumulation Unit for that Subaccount on the transaction date. Therefore, Net Premiums allocated to or amounts transferred to a Subaccount under a Policy increase the number of Accumulation Units of that Subaccount credited to the Policy.

     Certain events reduce the number of Accumulation Units of a Subaccount credited to a Policy:

          - Partial withdrawals or transfers of Subaccount Value from a Subaccount result in the cancellation of the appropriate number of Accumulation Units of that Subaccount as do:

          - surrender of the Policy;

          - payment of the Life Insurance Benefit Proceeds;

          - Policy loans; and

          - the deduction of the monthly deduction.

     Accumulation Units are canceled as of the end of the Valuation Period in which Western Reserve receives written notice regarding the event. These events are referred to as "Policy transactions."

     Accumulation Units are bought and sold each time there is a Policy transaction. Western Reserve determines the number of Accumulation Units in any Subaccount on any day follows:

          1. From the Accumulation Units as of the prior Monthly Deduction Day, subtract the Accumulation Units sold to pay any partial withdrawals;

          2. Add Accumulation Units bought with Net Premiums received since the prior Monthly Deduction Day;

          3. Subtract Accumulation Units sold to transfer amounts into the Loan Account;

          4.  Add Accumulation Units bought with loan repayments;

          5. Subtract Accumulation Units sold to transfer amounts to other Subaccounts;

          6. Add Accumulation Units bought from amounts transferred from other Subaccounts.

     The number of Accumulation Units on a Monthly Deduction Day is the result of steps 1 through 6 above, minus the number of Accumulation Units sold to pay the monthly deduction charge. If the Monthly Deduction Day is a Policy Anniversary, Western Reserve will increase the number of Accumulation Units by Accumulation Units bought with any amounts transferred from the Loan Account.

     ACCUMULATION UNIT VALUE. Western Reserve determines the value of an Accumulation Unit on any Valuation Day by multiplying the value of that Accumulation Unit on the immediately preceding Valuation Day by the Net Investment Factor for the Valuation Period.

     NET INVESTMENT FACTOR. The Net Investment Factor is an index applied to measure the investment performance of Accumulation Units of a Subaccount from one Valuation Period to the next. Western Reserve determines the Net Investment Factor for any Subaccount for any Valuation Period by dividing 1 by 2, where:

          1. is the result of:

             a. the net asset value per share of the Portfolio held in the
                Subaccount, determined at the end of the current Valuation Period; plus

             b. the per share amount of any dividend or capital gain
                distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; and

          2. is the net asset value per share of the Portfolio held in the Subaccount, determined at the end of the immediately preceding Valuation Period.

     The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

TRANSFER PRIVILEGES

     GENERAL. Owners may transfer Cash Value among the Subaccounts. The amount of Cash Value available for transfer from any Subaccount is determined at the end of the Valuation Period during which the transfer request is received at the Administrative Office. The net asset value for each share of the corresponding Portfolio of any Subaccount is determined, once daily, as of the close of the regular business session of the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time), which coincides with the end of each Valuation Period. (See Policy Benefits -- Cash Value -- Valuation Day and Valuation Period.) Therefore, any transfer request received after the close of the regular business session of the NYSE, on any day the NYSE is open, will be processed using the net asset value for each share of the applicable Portfolio determined as of the close of the regular business session of the NYSE, on the next day the NYSE is open for business.

     Some investors try to profit from various strategies known as market timing -- for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one Portfolio to another and then back out again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Portfolios have adopted special policies to discourage short-term trading. Specifically, each Portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient Portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.

     THE PORTFOLIOS DO NOT PERMIT MARKET TIMING. DO NOT INVEST WITH US IF YOU ARE A MARKET TIMER.

     The Policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying Portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Portfolio's operations or if a Portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

     The minimum amount that you may transfer is the lesser of $500 or the value of all remaining Accumulation Units in a Subaccount, unless Western Reserve agrees otherwise. The Subaccount from which you make a transfer must maintain a minimum balance of $500 after the transfer is completed. If the value of the remaining Accumulation Units in a Subaccount would be less than $500, Western Reserve has the right to include that amount as part of the transfer.

     Owners may make up to 12 transfers of Cash Value without charge during any one Policy Year. After these 12 transfers in a Policy Year, Western Reserve reserves the right to impose a charge of $25 for each subsequent transfer. Western Reserve will not increase the transfer charge. Western Reserve will consider all transfers made in any one day a single transfer and will deduct any transfer charges on a pro-rata basis from each Subaccount from which a transfer was made. Transfers resulting from Policy loans, the exercise of exchange privileges, and the reallocation of Cash Value immediately after the free-look period, will not be treated as a transfer for the purpose of this charge. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

     Owners may make transfer requests in writing, or by telephone. Written requests must be in a form acceptable to Western Reserve and sent to our Administrative Office. The registered representative or agent of record for the Policy may, upon instructions from the Owner for each transfer, make telephone transfers upon request without the necessity for the Owner to have previously authorized telephone transfers in writing. Transfer requests made by telephone must be verified by a facsimile sent to the Administrative Office before the transfer is made. If, for any reason, an Owner does not want the ability to make transfers by telephone, the Owner should provide written notice to Western Reserve at the Administrative Office. All telephone transfer requests should be made by calling the Administrative Office.

     Western Reserve will not be liable for complying with telephone instructions it reasonably believes to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and Owners will bear the risk of any such loss. Western Reserve will employ reasonable procedures to confirm that telephone instructions are genuine. If Western Reserve does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon such telephone instructions, providing written confirmation of such transactions to Owners, and/or tape recording telephone instructions received from Owners.

     We cannot guarantee that telephone or facsimile transactions will always be available. For example, our Administrative Office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

     Western Reserve may, at any time, revoke or modify the transfer privilege. Under Western Reserve's current procedures, it will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at the Administrative Office.

     ASSET REBALANCING PROGRAM. Western Reserve offers a program under which the Owner may authorize Western Reserve to transfer Cash Value periodically to maintain a particular percentage allocation among the Subaccounts. The Cash Value allocated to each Subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the Cash Value in the Subaccounts at the end of each period to match the Policy's currently effective Net Premium allocation schedule. The asset rebalancing program is intended to transfer Cash Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high. This investment method does not guarantee gains, nor does it assure that any Subaccount will not have losses.

     To qualify for the asset rebalancing program, a minimum Cash Value of $10,000 for an existing Policy, or a minimum initial premium of $10,000 for a new Policy, is required. To participate in the asset rebalancing program, a properly completed asset rebalancing request form, which is available upon request, must be received at our Administrative Office.

     Owners may elect rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Effective Date. Following receipt of the asset rebalancing request form, Western Reserve will effect the initial rebalancing of Cash Value on the next such anniversary, in accordance with the Policy's current Net Premium allocation schedule. The amounts transferred will be credited at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day the NYSE is open.

     There is no charge for the asset rebalancing program. Any reallocation which occurs under the asset rebalancing program will not be counted towards the 12 free transfers allowed during each Policy Year.

     The Owner may terminate participation at any time in the asset rebalancing program by oral or written request to Western Reserve. Participating in the asset rebalancing program will terminate automatically if any transfer is made to, or from, any Subaccount, other than on account of a scheduled rebalancing. If the Owner wishes to resume the asset rebalancing program after it has been canceled, a new asset rebalancing request form must be completed and sent to Western Reserve. The Owner may start and stop participation in the asset rebalancing program at any time; however, Western Reserve reserves the right to restrict entry into the asset rebalancing program to once per Policy Year.

     Western Reserve may discontinue, modify, or suspend, the asset rebalancing program at any time.

SURRENDERS AND PARTIAL WITHDRAWALS

     SURRENDERS. At any time while the Insured is still living and the Policy is in force, the Owner may, by written request to our Administrative Office, surrender the Policy for its Net Cash Value, which is the Cash Value less any Indebtedness. If the Policy is completely surrendered and the proceeds are paid directly to the Owner, Western Reserve may pay the Owner an amount in addition to the Net Cash Value. Any additional amount will not be paid on partial surrenders or on full surrenders with proceeds paid to a party other than the Owner. The additional amount varies by the number of years since the Effective Date, the amount of premium paid in the first year, the Target Premium, the Cash Value, and any other factor reasonably related to the Policy's expected acquisition or administrative cost. Payment of any additional amount will be determined in a manner not unfairly discriminatory to the Owners. A surrender is effective as of the date on which Western Reserve receives a written request for surrender. Once the Policy is surrendered, all coverage and other benefits under it cease and it cannot be reinstated. A surrender may have tax consequences. (See Federal Tax Considerations, p. 41.)

     PARTIAL WITHDRAWALS. After the first Policy Year, while the Insured is still living and the Policy is in force, an Owner may apply for a partial withdrawal. The request must be made in writing to the Administrative Office and the amount requested must be at least $500. The maximum amount that may be requested is the amount that would leave at least $500 remaining in the Subaccount from which the partial withdrawal is made. The amount withdrawn is deducted from each of the Subaccounts on a pro rata basis unless you specify otherwise in a written notice to the Administrative Office. Western Reserve generally will pay a partial withdrawal request within seven days following the Valuation Day the request is received.

     There is no limit on the number of partial withdrawals that may be made during a Policy Year. On each partial withdrawal, Western Reserve imposes a processing charge equal to the lesser of $25 or 2% of the amount requested. Western Reserve deducts this charge on a pro-rata basis from each of the Subaccounts unless you provide other written instructions to the Administrative Office.

     If the Owner has selected Life Insurance Benefit Option 1, Western Reserve will reduce the Face Amount by the amount of the partial withdrawal. If Life Insurance Benefit Option 2 is in effect, the Face Amount will not be changed by the amount of the partial withdrawal. If Life Insurance Benefit Option 3 is in effect and the partial withdrawal is greater than the sum of the premiums paid, the Face Amount is reduced by the amount of the partial withdrawal minus the sum of the premiums paid; otherwise the Face Amount is not reduced. Western Reserve may reject any partial withdrawal if it would cause the Policy to fail to qualify as a life insurance contract under the Code or regulations or rulings thereunder. A partial withdrawal may have tax consequences. (See Federal Tax Considerations, p. 41.)

LOANS

     After the first Policy Year as long as the Policy remains in force, the Owner may borrow money from Western Reserve using the Policy as the only security for the loan. Western Reserve permits a Policy loan prior to the first Policy Anniversary for Policies issued pursuant to a transfer of cash values from another life insurance policy under Section 1035(a) of the Code. The maximum amount that may be borrowed is 90% of the Cash Value, less any already outstanding Policy loan. Western Reserve reserves the right to limit the amount of any Policy loan to not less than $500. Outstanding loans have priority over the claims of any assignee or other person. The loan may be repaid totally or in part. A loan which is taken from, or secured by, a Policy may have Federal income tax consequences. (See Federal Tax Considerations, p. 41.)

     When you request a loan, Western Reserve will withdraw an amount equal to the requested loan amount plus interest in advance for one year from each of the Subaccounts on a pro-rata basis, unless you specify otherwise in a written notice to the Administrative Office, and transfer this amount to the Loan Account until the loan is repaid.

     Western Reserve normally will pay the amount of the loan within seven days after receipt of a proper request in a manner permitted by Western Reserve. Postponement of loans may take place under certain conditions. Under Western Reserve's current procedures, at each Policy Anniversary, Western Reserve will compare the amount of the outstanding loan (including loan interest in advance until the next Policy Anniversary, if not paid) to the amount in the Loan Account (including interest credited to the Loan Account during the previous Policy Year). Western Reserve will also make this comparison any time the Owner repays all of the loan, or makes a request to borrow an additional amount. At each such time, if the amount of the outstanding loan exceeds the amount in the Loan Account, Western Reserve will withdraw the difference from the Subaccounts and transfer it to the Loan Account in the same manner as when a loan is made. If the amount in the Loan Account exceeds the amount of the outstanding loan, Western Reserve will withdraw the difference from the Loan Account and transfer it to the Subaccounts in the same manner as current Net Premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge.

     INTEREST RATE CHARGED. The guaranteed annual interest rate on a Policy loan is 6.0% and is due on each Policy Anniversary for the prior Policy Year and on the day the loan is repaid. For Policies issued on or after January 28, 2002, the current annual interest rate on a Policy loan is 4.70% in Policy Years 1-17 and 4.20% in Policy Years 18+. Different current loan interest rates apply for Policies issued prior to January 28, 2002. Loan interest that is unpaid when due will be added to the amount of the loan and will bear interest at the same rate. On the date of the Insured's death, the date the Policy ends, the date of a loan repayment, or any other date Western Reserve specifies, any necessary adjustment will be made in the loan to reflect any interest accrued since the last Policy Anniversary. If an annual interest rate lower than 6% is set, any subsequent increase in the interest rate shall be subject to the following conditions:

          (1) The effective date of any increase in the interest rate for Policy loans shall not be earlier than one year after the effective date of the establishment of the previous rate.

          (2) The amount by which the interest rate may be increased shall not exceed 1% per year, but the maximum annual interest rate will be 6%.

          (3) Western Reserve will give notice of the interest rate in effect when a loan is made and when sending notice of loan interest due.

          (4) If a loan is outstanding 40 days or more before the effective date of an increase in the annual interest rate, Western Reserve will notify you of that increase at least 30 days prior to the effective date of the increase.

          (5) Western Reserve will give notice of any increase in the annual interest rate whenever a loan is made during the 40 days before the effective date of the increase.

     LOAN ACCOUNT INTEREST RATE CREDITED. The amount in the Loan Account will accrue interest at an effective annual rate of 4%. Western Reserve may credit a higher rate, but it is not obligated to do so.

     EFFECT OF POLICY LOANS. A Policy loan affects the Policy, because the Life Insurance Benefit Proceeds and Net Cash Value under the Policy are reduced by the amount of the loan. Repayment of the loan causes the Life Insurance Benefit Proceeds and Net Cash Value to increase by the amount of the repayment. As long as a loan is outstanding, an amount equal to the loan plus interest in advance until the next Policy Anniversary is held in the Loan Account. This amount will not be affected by the Separate Account's investment performance. Amounts transferred from the Separate Account to the Loan Account will affect the Separate Account value because such amounts will be credited with an interest rate declared by Western Reserve rather than a rate of return reflecting the investment performance of the Separate Account. There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved, as well as possible adverse tax consequences which could occur if a Policy lapses with loans outstanding.

     INDEBTEDNESS. Indebtedness equals the total of all Policy loans plus any loan interest accrued on the loans. If indebtedness exceeds the Cash Value, Western Reserve will notify the Owner and any assignee of record. If a sufficient payment equal to excess indebtedness is not received by Western Reserve within 31 days from the date notice is sent, the Policy will Lapse and terminate without value. The Policy, however, may later be reinstated.

     REPAYMENT OF INDEBTEDNESS. Indebtedness may be repaid any time. Western Reserve will treat payments made by the Owner while there is Indebtedness as premium payments unless the Owner indicates that the payment should be treated as a loan repayment. If not repaid, Western Reserve may deduct Indebtedness from any amount payable under the Policy. As Indebtedness is repaid, the Policy's value in the Loan Account securing the Indebtedness repaid will be transferred from the Loan Account to the Subaccounts in the same manner as current Net Premiums are allocated. Western Reserve will allocate the repayment of Indebtedness at the end of the Valuation Period during which the repayment is received.

LIFE INSURANCE BENEFITS

     GENERAL. Owners designate in the initial application one of three Life Insurance Benefit Options offered under the Policy: Life Insurance Benefit Option 1 ("Option 1"), Life Insurance Benefit Option 2 ("Option 2"), and Life Insurance Benefit Option 3 ("Option 3"). As long as the Policy remains in force, Western Reserve will, upon receiving due proof of the Insured's death, pay the Life Insurance Benefit Proceeds of a Policy to the named Beneficiary in accordance with the designated Life Insurance Benefit Option. Western Reserve will determine the amount of the Life Insurance Benefit Proceeds payable at the end of the Valuation Period during which the Insured dies. Western Reserve may pay the proceeds in a lump sum or under one or more of the settlement options set forth in the Policy. Western Reserve guarantees that as long as the Policy remains in force, the Life Insurance Benefit under any option will never be less than the Face Amount of the Policy until age 100 when the death benefit equals the Cash Value, but the Life Insurance Benefit Proceeds will reflect reductions for any outstanding Indebtedness and any due and unpaid charges. These proceeds will be increased by any additional insurance provided by rider. To qualify the Policy as life insurance under the Code, Owners may choose between two Life Insurance Benefit Compliance Tests -- either the Guideline Premium Test or the Cash Value Accumulation Test. An Owner may not change tests. Each test involves a set of limitation percentages that vary by attained age. The limitation percentages, which are used to determine the Life Insurance Benefit provided, vary from one test to the other. (See the separate tables below.)

     OPTION 1. The Life Insurance Benefit is the greater of the Face Amount of the Policy or the applicable percentage (the "limitation percentage") times the Cash Value on the date of death. Accordingly, under Option 1 the Life Insurance Benefit will remain level unless the limitation percentage times the Cash Value exceeds the Face Amount, in which case the amount of the Life Insurance Benefit will vary as the Cash Value varies.

     ILLUSTRATION OF OPTION 1. For purposes of this illustration, assume that the Insured's Attained Age is under 40, that there is no outstanding indebtedness, and that the Guideline Premium Test is chosen. Under Option 1, a Policy with a $50,000 Face Amount will generally pay $50,000 in Life Insurance Benefits. However, because the Life Insurance Benefit must be equal to or be greater than 250% of Cash Value, any time the Cash Value of the Policy exceeds $20,000, the Life Insurance Benefit will exceed the $50,000 Face Amount. Each additional dollar added to Cash Value above $20,000 will increase the Life Insurance Benefit by $2.50. Similarly, so long as Cash Value exceeds $20,000, each dollar taken out of Cash Value will reduce the Life Insurance Benefit by $2.50.

     If at any time, however, the Cash Value multiplied by the limitation percentage is less than the Face Amount, the Life Insurance Benefit will equal the Face Amount of the Policy.

     OPTION 2. The Life Insurance Benefit is equal to the greater of the Face Amount plus the Cash Value of the Policy or the limitation percentage times the Cash Value on the date of death. Accordingly, under Option 2 the amount of the Life Insurance Benefit will always vary as the Cash Value varies.

     ILLUSTRATION OF OPTION 2. For purposes of this illustration, assume that the Insured is under the age of 40, that there is no outstanding indebtedness, and that the Guideline Premium Test is chosen. Under Option 2, a Policy with a Face Amount of $50,000 will generally pay a Life Insurance Benefit of $50,000 plus Cash Value. Thus, for example, a Policy with a Cash Value of $10,000 will have a Life Insurance Benefit of $60,000 ($50,000 + $10,000). The Life Insurance Benefit under the Guideline Premium Test, however, must be at least 250% of Cash Value. As a result, if the Cash Value of the Policy exceeds $33,333, the Life Insurance

Benefit will be greater than the Face Amount plus Cash Value. Each additional dollar of Cash Value above $33,333 will increase the Life Insurance Benefit by $2.50. Similarly, any time Cash Value exceeds $33,333, each dollar taken out of Cash Value will reduce the Life Insurance Benefit by $2.50.

     If at any time, however, Cash Value multiplied by the limitation percentage is less than the Face Amount plus the Cash Value, then the Life Insurance Benefit will be the Face Amount plus the Cash Value of the Policy.

     OPTION 3. The Life Insurance Benefit is equal to the greater of the Face Amount plus cumulative premiums paid less cumulative partial withdrawals, or the corridor percentage times the Cash Value. Accordingly, under Option 3, the amount of Life Insurance Benefit will always vary with the premiums paid and partial withdrawals taken, and may vary as the Cash Value varies.

     ILLUSTRATION OF OPTION 3. For purposes of this illustration, assume that the Insured is under the age of 40, that there is no outstanding indebtedness, and that the Guideline Premium Test is chosen. Under Option 3, a Policy with a Face Amount of $50,000 will generally pay a Life Insurance Benefit of $50,000 plus premiums. Thus, for example, a Policy with premiums paid of $10,000 will have a Life Insurance Benefit of $60,000 ($50,000 + $10,000). The Life Insurance Benefit under the Guideline Premium Test, however, must be at least 250% of Cash Value. As a result, if the Cash Value of the Policy exceeds $24,000, the Life Insurance Benefit will be greater than the Face Amount plus Cash Value. Each additional dollar of Cash Value above $24,000 will increase the Life Insurance Benefit by $2.50. Similarly, any time Cash Value exceeds $24,000, each dollar taken out of Cash Value will reduce the Life Insurance Benefit by $2.50.

             LIMITATION PERCENTAGES TABLE -- GUIDELINE PREMIUM TEST

      INSURED'S
    ATTAINED AGE
      ON POLICY         LIMITATION
     ANNIVERSARY        PERCENTAGE
    ------------        ----------
0-40.................    250
  41.................    243
  42.................    236
  43.................    229
  44.................    222
  45.................    215
  46.................    209
  47.................    203
  48.................    197
  49.................    191
  50.................    185
  51.................    178
  52.................    171
  53.................    164
  54.................    157
  55.................    150
  56.................    146
  57.................    142
  58.................    138

      INSURED'S
    ATTAINED AGE
      ON POLICY         LIMITATION
     ANNIVERSARY        PERCENTAGE
    ------------        ----------
  59.................    134
  60.................    130
  61.................    128
  62.................    126
  63.................    124
  64.................    122
  65.................    120
  66.................    119
  67.................    118
  68.................    117
  69.................    116
  70.................    115
  71.................    113
  72.................    111
  73.................    109
  74.................    107
  75.................    105
  76.................    105
  77.................    105

      INSURED'S
    ATTAINED AGE
      ON POLICY         LIMITATION
     ANNIVERSARY        PERCENTAGE
    ------------        ----------
  78.................    105
  79.................    105
  80.................    105
  81.................    105
  82.................    105
  83.................    105
  84.................    105
  85.................    105
  86.................    105
  87.................    105
  88.................    105
  89.................    105
  90.................    105
  91.................    104
  92.................    103
  93.................    102
94-99................    101
100 and older........    100

          LIMITATION PERCENTAGES TABLE -- CASH VALUE ACCUMULATION TEST

      INSURED'S
    ATTAINED AGE
      ON POLICY          LIMITATION
     ANNIVERSARY         PERCENTAGE
---------------------  --------------
                       MALE    FEMALE
                       ----    ------
20...................  631      751
21...................  612      727
22...................  595      704
23...................  577      681
24...................  560      659
25...................  542      638
26...................  526      617
27...................  509      597
28...................  493      578
29...................  477      559
30...................  462      541
31...................  447      523
32...................  432      506
33...................  418      489
34...................  404      473
35...................  391      458
36...................  379      443
37...................  366      428
38...................  355      414
39...................  343      401
40...................  332      388
41...................  322      376
42...................  312      364
43...................  302      353
44...................  293      342
45...................  284      332
46...................  275      322

      INSURED'S
    ATTAINED AGE
      ON POLICY          LIMITATION
     ANNIVERSARY         PERCENTAGE
---------------------  --------------
                       MALE    FEMALE
                       ----    ------
47...................  267      312
48...................  259      303
49...................  251      294
50...................  244      285
51...................  237      276
52...................  230      268
53...................  224      261
54...................  218      253
55...................  212      246
56...................  206      239
57...................  201      232
58...................  195      226
59...................  190      219
60...................  186      213
61...................  181      207
62...................  177      201
63...................  172      196
64...................  168      191
65...................  164      186
66...................  161      181
67...................  157      176
68...................  154      172
69...................  151      167
70...................  148      163
71...................  145      159
72...................  142      155
73...................  140      152

      INSURED'S
    ATTAINED AGE
      ON POLICY          LIMITATION
     ANNIVERSARY         PERCENTAGE
---------------------  --------------
                       MALE    FEMALE
                       ----    ------
74...................  137      148
75...................  135      145
76...................  133      142
77...................  131      139
78...................  129      136
79...................  127      134
80...................  125      131
81...................  124      129
82...................  122      127
83...................  121      125
84...................  119      123
85...................  118      121
86...................  117      119
87...................  116      118
88...................  115      117
89...................  114      115
90...................  113      114
91...................  112      113
92...................  111      111
93...................  110      110
94...................  109      109
95...................  107      108
96...................  106      106
97...................  105      105
98...................  103      103
99...................  102      102
100..................  100      100

     CHOOSING A LIFE INSURANCE BENEFIT OPTION. As described above and assuming the Life Insurance Benefit is not determined by reference to the limitation percentage, Option 1 will provide a Face Amount of Life Insurance Benefit which does not vary with changes in Cash Value. Thus, under Option 1, as Cash Value increases, Western Reserve's net amount at risk under the Policy will decline. In contrast, Option 2 involves a constant net amount at risk, assuming that the Life Insurance Benefit is not determined by reference to the limitation percentage. The net amount at risk under the Policy for Option 3 is dependent upon the amount and timing of premiums paid. Consequently, there is no generalized pattern as with Options 1 and 2. Therefore, assuming sufficiently positive investment experience, the deduction for cost of insurance under a Policy with an Option 1 Life Insurance Benefit will be less than under a corresponding Policy with an Option 2 or 3 Life Insurance Benefit. Because of this, if investment performance is positive, Cash Value under Option 1 will increase faster than under Options 2 or 3 but the total Life Insurance Benefit under Options 2 or 3 will generally be greater. Thus, Option 1 could be considered more suitable for Owners whose goal is increasing Cash Value based upon positive investment experience while Options 2 and 3 could be considered more suitable for Owners whose goal is increasing total Life Insurance Benefit.

     CHANGING THE LIFE INSURANCE BENEFIT OPTION. Generally, the Life Insurance Benefit Option in effect may be changed by the Owner after the first Policy Year by sending a written request for change to our Administrative Office. Western Reserve may require proof of insurability. A change in Life Insurance Benefit Option may have Federal income tax consequences. Under Western Reserve's current rules, no change may be made if it would result in a Face Amount less than the minimum Face Amount set forth in the Policy, or if the Policy would not continue to qualify as life insurance as defined under
Section 7702 of the Code. The effective date of any change will be the Monthly Deduction Day on or after Western Reserve approves the request. No charges will be imposed for making a change in Life Insurance Benefit Option. If the Life Insurance Benefit Option is changed from Option 2 to Option 1, the Face Amount will be increased by an amount equal to the Cash Value on the effective date of change. If the Life Insurance Benefit Option is changed from Option 1 to Option 2, the Face Amount will be decreased by an amount equal to the Cash Value on the effective date of the change. If the Life Insurance Benefit Option is changed from Option 3 to Option 1, the Face Amount will be increased by the sum of the premiums paid less the sum of partial withdrawals. If the Life Insurance Benefit Option is changed from Option 1 to Option 3, the Face Amount will be decreased by the sum of the premiums paid less the sum of partial withdrawals. Western Reserve will not allow changes between Options 2 and 3. Changing the Life Insurance Benefit Option could have tax consequences. Consult a tax advisor before changing the Life Insurance Benefit Option.

     HOW LIFE INSURANCE BENEFITS MAY VARY IN AMOUNT. As long as the Policy remains in force, Western Reserve guarantees that the Life Insurance Benefit will never be less than the Face Amount of the Policy. These proceeds will be reduced by any outstanding indebtedness and any due and unpaid charges. The Life Insurance Benefit may, however, vary with the Policy's Cash Value. Under Option 1, the Life Insurance Benefit will only vary when the Cash Value multiplied by the limitation percentage exceeds the Face Amount of the Policy. The Life Insurance Benefit under Option 2 will always vary with the Cash Value because the Life Insurance Benefit equals either the Face Amount plus the Cash Value or the limitation percentage times the Cash Value. The Life Insurance Benefit under Option 3 will always vary with the premiums paid and partial withdrawals taken and will also vary whenever the Cash Value multiplied by the limitation percentage exceeds the Face Amount plus cumulative premiums paid less cumulative partial withdrawals.

     CHANGING THE FACE AMOUNT. Subject to certain limitations, an Owner may increase or decrease the Face Amount of a Policy. A change in Face Amount may affect the net amount at risk, which may affect an Owner's cost of insurance charge. A change in Face Amount could also have Federal income tax consequences. Consult a tax advisor before changing the Face Amount.

     DECREASES. Any decrease in the Face Amount will become effective on the Monthly Deduction Day on or following receipt of a written request from the Owner by Western Reserve at the Administrative Office. No requested decrease in the Face Amount will be permitted during the first Policy Year. The Face Amount remaining in force after any requested decrease may not be less than $25,000. If, following the decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

     INCREASES. For an increase in the Face Amount, written application must be submitted. Western Reserve will also require that additional evidence of insurability be submitted. Western Reserve reserves the right to decline any increase request. Any increase will become effective on the Monthly Deduction Day after Western Reserve approves the request for the increase. No increase in the Face Amount will be permitted during the first Policy Year. An increase need not be accompanied by an additional premium, but there must be sufficient Net Cash Value to cover the next monthly deduction after the increase becomes effective.

DURATION OF THE POLICY

     The Policy's duration depends upon the Net Cash Value. The Policy will remain in force so long as the Net Cash Value is sufficient to pay the monthly deduction. If the Net Cash Value is insufficient to pay the monthly deduction, and a Late Period expires without an adequate payment by the Owner, the Policy will lapse and terminate without value.

WHEN INSURANCE COVERAGE TAKES EFFECT

     No life insurance coverage shall take effect unless the proposed Insured is alive, in the same condition of health as described in the application when the Policy is delivered to the Owner, and the full initial premium is paid.

PAYMENT OPTIONS

     The Policy offers a variety of optional ways of receiving proceeds under the Policy, other than in a lump sum. Any agent authorized to sell the Policy can explain these options upon request. None of these options vary with the investment performance of a separate account.

                             CHARGES AND DEDUCTIONS

     The following charges will apply to your Policy under the circumstances described. The charges are for the services and benefits provided, costs and expenses incurred and risks assumed by Western Reserve in connection with the Policies, some of which are described below.

     Services and benefits provided by Western Reserve include:

        - the Life Insurance Benefits, cash and loan benefits provided by the Policy;

        - investment options, including Net Premium allocations;

        - administration of elective options under the Policy; and

        - the distribution of reports to Owners.

     Costs and expenses Western Reserve incurs include:

        - those associated with underwriting applications and changes in Face Amount and riders;

        - various overhead and other expenses associated with providing the services and benefits relating to the Policy;

        - sales and marketing expenses; and

        - other costs of doing business, such as federal, state and local premium and other taxes and fees.

     Risks assumed by Western Reserve include the risks that:

        - Insureds may live for a shorter period of time than estimated resulting in the payment of greater Life Insurance Benefits than expected; and

        - the costs of providing the services and benefits under the Policies will exceed the charges deducted.

     The fees and charges deducted under the Policy may result in a profit to us.

PERCENT OF PREMIUM LOAD

     Western Reserve deducts certain expenses at the time you make premium payments. Western Reserve then allocates the remainder of each premium (the Net Premium) to the Subaccounts as you direct. The expenses deducted from your premium are intended to compensate Western Reserve for sales expenses and federal and state tax charges. Premium tax charges imposed by different states range from 0.0% to 3.5% of premiums.

     Western Reserve deducts a percent of premium received up to the Target Premium and a percent of premium received in excess of the Target Premium. Under most circumstances, the Target Premium is the maximum premium an Owner can pay in a Policy Year without the Policy becoming a Modified Endowment Contract. Premiums paid in excess of the Target Premium may have adverse tax consequences (See Federal Tax Considerations -- Tax Treatment of Policy Benefits, p. 40). For Policies issued on or after January 28, 2002, the current percent of premium load is as follows: 11.5% of premium received up to Target Premium and 1.00% of premium received in excess of Target Premium in Policy Year 1; 6.0% of premium received up to Target Premium and 0.50% of premium received in excess of Target Premium in Policy Years 2-7; 2.10% of premium received up to Target Premium and 0.50% of premium received in excess of Target Premium in Policy Years 8-10; and 0.50% of all premium received in Years 11+. Different charges apply to Policies issued prior to January 28, 2002. The maximum percent of premium load deduction is 11.5% of each premium received up to the Target Premium in all years and 4.5% of premium received in excess of Target Premium in Policy Year 1, 7.5% of premium received in excess of Target Premium in Policy Years 2+.

     Please note that higher premium amounts paid during the first Policy Year will result in higher amounts being subject to the deferred sales charge in Policy Years 2 through 7. (See Deferred Sales Charge, below.) An Owner deciding the appropriate amount and timing of premium payments should consider the combined effect of the percent of premium load and the deferred sales charge.

     Some or all of the premium load we deduct is used to pay the aggregate Policy costs and expenses we incur, including distribution costs and/or state premium taxes. Although state premium taxes vary from state to state, the premium load will not vary with the state of residence of the Owner.

     DEFERRED SALES CHARGE. On each Policy Anniversary during Policy Years 2-7, Western Reserve deducts a percent of the premium received in Policy Year 1 or the decrease in premium in excess of Target Premium received in Policy Year 1. For Policies issued on or after May 1, 2001, the current deferred sales charge is as follows: 1.50% of the premium received up to Target Premium in Policy Year 1 and 0.40% of premium received in excess of Target Premium in Policy Year 1. Different charges apply to Policies issued prior to May 1, 2001. The maximum deferred sales charge in Policy Years 2-7 is 1.50% of all premium received in Policy Year 1.

MONTHLY DEDUCTIONS

     Western Reserve deducts the charges listed below from your Cash Value as of the Effective Date and on each Monthly Deduction Day. The deductions are made from the Subaccounts in the same proportion that the Subaccount Value in each Subaccount bears to the total Cash Value as of the Monthly Deduction Day. The monthly deduction consists of

          (1) a monthly Policy charge,

          (2) the monthly cost of insurance charge,

          (3) the cost of any supplemental benefits provider by riders, and

          (4) a factor representing the mortality and expense risk charge.

     MONTHLY POLICY CHARGE. During the first Policy Year, the monthly Policy charge is $16.50 per month. During subsequent Policy Years, the monthly Policy charge currently is $4 per month and is guaranteed not to exceed $10 per month. The monthly Policy charge is paid to Western Reserve for performing administrative services relating to the Policy.

     MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge compensates Western Reserve for the anticipated cost of paying the amount of the Life Insurance Benefit that exceeds your Cash Value upon the death of the Insured. The cost of insurance charge is calculated monthly, and depends on a number of variables that cause the charge to vary from Policy to Policy and from Monthly Deduction Day to Monthly Deduction Day. The cost of insurance charge is calculated for the Face Amount at issue and for any increase in Face Amount. The monthly cost of insurance charge is equal to (1) multiplied by the result of (2) minus (3), where:

        (1) is the monthly cost of insurance rate per $1,000 of insurance;

        (2) is the number of thousands of Life Insurance Benefit for the Policy (as defined in the applicable Option 1, Option 2 or Option 3) divided by 1.0032737; and

        (3) is the number of thousands of Cash Value as of the Monthly Deduction Day (before this cost of insurance, and after the mortality and expense risk charge, any applicable Policy charge and the cost of any riders are subtracted).

     The monthly cost of insurance rate for a Policy is based on the sex, Attained Age, risk class, and number of years that the Policy or increment of Face Amount has been in force. Western Reserve reviews monthly cost of insurance rates on an ongoing basis (at least once every year) based on its expectations as to future mortality experience, investment earnings, persistency, taxes and other expenses. Any changes in cost of insurance rates are made on a uniform basis for Insureds of the same class as defined by sex, Attained Age, risk class, and Policy duration. Western Reserve guarantees that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the Guaranteed Maximum Cost of Insurance Rates set forth in the Policy.

     In connection with the cost of insurance rates guaranteed in the Policy, Western Reserve places Insureds into standard tobacco and standard non-tobacco risk classes. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Tobacco or Non-Tobacco Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of or additions to the 1980 CSO Tables. In connection with current cost of insurance rates, Western Reserve places Insureds into the following risk classes: age, sex, tobacco habit and health status, medical issue, simplified issue and guaranteed issue.

     Cost of insurance rates (whether guaranteed or current) for an Insured in a non-tobacco class are less than or equal to rates for an Insured of the same age and sex in a tobacco class. Cost of insurance rates (whether guaranteed or current) for an Insured in a non-tobacco or tobacco standard class are generally lower than guaranteed rates for an Insured of the same age and sex and tobacco status in a substandard class.

     Western Reserve does, however, also offer Policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult with their legal advisors to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, Western Reserve may offer Policies with unisex mortality tables to such prospective purchasers.

     SUPPLEMENTAL BENEFIT (RIDER) CHARGES. If any additional benefits are added to your Policy, Western Reserve will deduct charges for these benefits as part of the monthly deduction.

     MORTALITY AND EXPENSE RISK CHARGE. Western Reserve deducts a monthly charge from the Cash Value to compensate it for mortality and expense risks that it assumes under the Policy. For Policies issued on or after January 28, 2002, the monthly charge is equivalent to an effective annual rate of 0.70% in Policy Years 1-17, and an effective annual rate of 0.20% in Policy Years 18+. Different charges apply to Policies issued prior to January 28, 2002. The charge is calculated as a percentage of the average Cash Value on each Valuation Day during the Policy Month preceding the Monthly Deduction Day. The guaranteed rate for this charge is equivalent to an effective annual rate of 0.90% in all Policy Years.

     The mortality risk that Western Reserve assumes is the risk that Insureds, as a group, will live for a shorter period of time than Western Reserve estimated when it established the guaranteed costs of insurance rates in the Policy. Because of these guarantees, each Owner is assured that the morbidity of a particular Insured will not have an adverse effect on the Life Insurance Benefit Proceeds that a Beneficiary would receive. The expense risk that Western Reserve assumes is the risk that the monthly Policy charge (and any transfer charge imposed) may be insufficient to cover the actual expenses of administering the Policies. Western Reserve may make a profit from the mortality and expense risk charge, and may use such profit for any lawful purpose including paying distribution expenses.

ADMINISTRATIVE CHARGES

     PARTIAL WITHDRAWAL CHARGE. After the first Policy Year, you may apply for a partial withdrawal. On each partial withdrawal, Western Reserve imposes a processing charge equal to the lesser of $25 or 2% of the amount requested. Western Reserve deducts this charge on a pro-rata basis from the Subaccounts unless you provide other instructions.

     TRANSFER CHARGE. The first 12 transfers during each Policy Year are free. Western Reserve reserves the right to assess a transfer charge of $25 for each transfer in excess of 12 during a Policy Year. For the purposes of assessing the transfer charge, each written request of transfer is considered to be one transfer, regardless of the number of Subaccounts affected by the transfer. Western Reserve deducts the transfer charge from the amount being transferred. Transfers due to automatic asset rebalancing, loans or the expiration of the free-look period do not count as transfers for the purpose of assessing this charge.

PORTFOLIO EXPENSES

     The value of the net assets of each Subaccount reflects the investment advisory fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests. See the prospectuses for the Portfolios and the Summary of this prospectus for further information on these fees and expenses.

                      OTHER POLICY PROVISIONS AND BENEFITS

OWNERSHIP

     GENERAL. The Policy belongs to the Owner named in the application. An Owner may exercise all of the rights and options described in the Policy. The Insured is the Owner unless the application specifies a different person as Owner.

     CHANGING THE OWNER. The Owner may change the Owner by providing written notice to Western Reserve at the Administrative Office at any time while the Insured is alive and the Policy is in force. A change of ownership is effective as of the date that the written notice is signed; however, Western Reserve is not liable for payments it makes before it receives a written notice of a change in ownership at the Administrative Office. Changing the Owner does not automatically change the Beneficiary. A change in Owner may have significant tax consequences. You should consult a tax advisor before changing an Owner.

     SELECTING THE BENEFICIARY. The Owner designates the Beneficiary in the application. Any Beneficiary designation is revocable unless otherwise stated in the designation. Where more than one Beneficiary is designated, each Beneficiary shares in any Life Insurance Benefit Proceeds equally unless the Beneficiary designation states otherwise.

     CHANGING THE BENEFICIARY. The Owner may change the Beneficiary by providing a written notice to Western Reserve at the Administrative Office at any time while the Insured is alive and the Policy is in force. Any change of Beneficiary is effective as of the date the written notice is signed by the Owner, but Western Reserve is not liable for any payments it makes under the Policy prior to the time it receives written notice of any Beneficiary change at the Administrative office.

ASSIGNMENT

     While the Insured is living, the Owner may assign his or her rights under this Policy. Western Reserve is not bound by the assignment unless it receives a duplicate of the original assignment at the Administrative Office. Western Reserve is not responsible for the validity or sufficiency of any assignment and is not liable for any payment it makes before receipt of the duplicate original assignment at the Administrative Office. The Owner will maintain any rights of ownership that have not been assigned. An assignee may not change the Owner or the Beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in one sum. Any claim under any assignment is subject to proof of interest and the extent of the assignment. An assignment is subject to any Loan Amount. An assignment my have tax consequences.

WESTERN RESERVE'S RIGHT TO CONTEST THE POLICY

     Western Reserve has the right to contest the validity of the Policy or to resist a claim under it on the basis of any material misrepresentation of a fact stated in the application or any supplemental application. Western Reserve also has the right to contest the validity of any increase of Face Amount or other change to the Policy on the basis of any material misrepresentation of a fact stated in the application (or supplemental application) for such increase in coverage or change. In issuing this Policy, Western Reserve relies on all statements made by or for the Insured in the application or in a supplemental application. In the absence of fraud, Western Reserve considers statements made in the application(s) to be representations and not warranties.

     In the absence of fraud, Western Reserve cannot bring any legal action to contest the validity of the Policy after it has been in force during the lifetime of the Insured for two years from the Effective Date, or if reinstated, for two years from the date of reinstatement. Likewise, Western Reserve cannot contest any increase in coverage effective after the Effective Date, or any reinstatement thereof, after such increase or reinstatement has been in force during the lifetime of the Insured for two years from its effective date.

SUICIDE EXCLUSION

     If the Insured commits suicide, while sane or insane, within two years of the Effective Date, Western Reserve's liability is limited to an amount equal to the premiums paid, less any indebtedness and less any partial withdrawals paid. Western Reserve will pay this amount to the Beneficiary in one sum.

     If the Insured commits suicide, while sane or insane, within two years from the effective date of any increase in Face Amount or additional coverage rider, Western Reserve's liability with respect to that increase is limited to an amount equal to the cost of insurance attributable to the increase from the effective date of the increase to the date of death.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Insured has been stated incorrectly in the application or any supplemental application, Western Reserve will adjust the Life Insurance Benefit and any benefits provided by rider or endorsement it pays under this Policy to the amount that would have been payable at the correct age and sex based on the most recent deduction for cost of insurance and the cost of any benefits provided by rider or endorsement. If the age of the Insured has been overstated or understated, Western Reserve will calculate future monthly deductions using the cost of insurance (and the cost of benefits provided by rider or endorsement) based on the Insured's correct age and sex.

MODIFICATION OF THE POLICY

     Only the President, one of the Vice Presidents, Secretary or an officer of Western Reserve may modify this Policy or waive any of Western Reserve's rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind Western Reserve by making any promise not contained in this Policy.

     Upon notice to the Owner, Western Reserve may modify the Policy to:

        1. conform the Policy, Western Reserve's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, Western Reserve or the Separate Account is subject;

        2. assure continued qualification of the Policy as a life insurance contract under the Code; or

        3. reflect a change (permitted by the Policy) in the Separate Account's operation.

     In the event of any such modification, Western Reserve will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, the Policy provides that such provision be deemed to be amended to conform with such laws.

PAYMENTS BY WESTERN RESERVE

     Western Reserve usually pays the amounts of any surrender, partial withdrawals, Life Insurance Benefit Proceeds, or settlement options within seven business days after receipt of all applicable written notices and/or due proofs of death. However, Western Reserve can postpone such payments if:

        1. the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or

        2. the SEC permits, by an order, the postponement for the protection of Owners; or

        3. the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

     If a recent check or draft has been submitted, Western Reserve has the right to defer payment of surrenders, partial withdrawals, Life Insurance Benefit Proceeds, or payments under a settlement option until such check or draft has been honored.

     Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Western Reserve to reject a premium payment and/or block or "freeze" a policy. If these laws apply in a particular situation, then Western Reserve would not be allowed to process any request for withdrawals, surrenders, loans, transfers, or even to pay any Life Insurance Benefits. If a Policy is blocked or frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until instructions are received from the appropriate federal regulator.

REPORTS TO OWNERS

     Within 30 days after each Policy Anniversary, or more often as required by law, Western Reserve will mail to Owners at their last known address a report showing the following items as of the end of the report period:

        1.  the period covered by the report;

        2.  the current Cash Value and Net Cash Value;

        3.  the current Subaccount Values, and Loan Account Value;

        4.  the current Loan Amount;

        5. any premium payments, partial withdrawals, or surrenders made, Life Insurance Benefit Proceeds paid and charges deducted since the last report;

        6.  current Net Premium allocations; and

        7.  any other information required by law.

     Owners may request additional copies of reports from Western Reserve, but Western Reserve reserves the right to charge a fee for such additional copies. In addition, Western Reserve will send written confirmations of premium payments and other financial transactions requested by Owners. Owners will also be sent copies of the annual and semi-annual report to shareholders for each Portfolio in which they are indirectly invested.

CLAIMS OF CREDITORS

     Except as described in the Assignment section above, payments Western Reserve makes under the Policy are, to the extent permitted by law, exempt from the claims, attachments, or levies of any creditors.

DIVIDENDS

     The Policy is a non-participating policy on which no dividends are payable.

SUPPLEMENTAL BENEFITS AND/OR RIDERS

     The following supplemental benefits and/or riders are available and may be added to a Policy. Monthly charges for these benefits and/or riders are deducted from Cash Value as part of the monthly deduction. The supplemental benefits and/or riders available with the Policies provide fixed benefits that do not vary with the investment experience of the Separate Account.

     Term Insurance Rider. The Term Insurance Rider provides term insurance coverage for the Insured on a basis different from the coverage provided under the Policy. The Term Insurance Rider may be purchased at the time of application for the Policy or after the Policy is issued. The Term Insurance Rider increases the death benefit provided under the Policy by the Face Amount of the rider. The Term Insurance Rider terminates at age 100. Owners may reduce or cancel coverage under the Term Insurance Rider separately from reducing the Face Amount of a Policy. Likewise, the Face Amount of a Policy may be decreased, subject to certain minimums, without reducing the coverage under the Term Insurance Rider.

     Western Reserve reserves the right to discontinue the availability of any riders for new Policies at any time, and also reserves the right to modify the terms of any riders for new Policies, subject to approval by the state insurance departments.

STATE VARIATIONS

     Certain provisions of the Policy may differ from the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific variations. Any such state variations will be included in your Policy or in riders or endorsements attached to your Policy. See your agent or contact us for specific information that may be applicable in your state.

                           FEDERAL TAX CONSIDERATIONS

INTRODUCTION

     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Consult counsel or other competent tax advisors for more complete information. This discussion is based upon Western Reserve's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, Western Reserve believes that Policies issued on the basis of a standard rate class should satisfy the applicable requirements. There is less guidance, however, with respect to Policies issued on a substandard basis and it is not clear whether such Policies will in all cases satisfy the applicable requirements, particularly if the Owner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, Western Reserve may take appropriate steps to bring the Policy into compliance with such requirements and Western Reserve reserves the right to modify the Policy as necessary in order to do so.

     In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of separate accounts supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to variable account assets. There is little guidance in this area, and some features of the Policy, such as the flexibility of Owners to allocate premium payments and policy values, have not been explicitly addressed in published rulings. While Western Reserve believes that the Policy does not give Owners investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent the Owner from being treated as the owner of the Separate Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Subaccounts be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the Subaccounts, through the Portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. Western Reserve believes that the death benefit under a Policy should be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, an Owner will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "modified endowment contract."

     MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policy as to premium payments and benefits, the individual circumstances of each Policy will determine whether it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premium payments made during the first seven Policy Years. Certain changes in a Policy after it is issued could also cause it to be classified as a modified endowment contract. A current or prospective Owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a modified endowment contract.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as modified endowment contracts are subject to the following tax rules:

          (1) All distributions other than death benefits from a modified endowment contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the policy only after all gain has been distributed.

          (2) Loans taken from or secured by a Policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

          (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary or designated beneficiary.

     If a Policy becomes a modified endowment contract, distributions that occur during the Policy Year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not classified as a modified endowment contract are generally treated first as a recovery of the Owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

     The tax consequences of loans from or secured by a Policy that is not a modified endowment contract are uncertain. You should consult a tax advisor before taking out a Policy loan.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

     INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     POLICY LOAN INTEREST. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, then the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.

     MULTIPLE POLICIES. All modified endowment contracts that are issued by Western Reserve (or its affiliates) to the same Owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

     CONTINUATION BEYOND AGE 100. If the Policy continues in force beyond the Insured's 100th birthday, the tax consequences are uncertain. You should consult a tax advisor as to those consequences.

     WITHHOLDING. To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally elect not to have tax withheld from distributions.

     OTHER POLICY OWNER TAX MATTERS. Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

     The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation of a beneficiary of, or the payment of proceeds to a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal state and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Policy.

POSSIBLE CHARGES FOR WESTERN RESERVE'S TAXES

     At the present time, Western Reserve makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the Subaccounts or to the policies. Western Reserve reserves the right to charge the Subaccounts for any future taxes or economic burden Western Reserve may incur.

            OTHER INFORMATION ABOUT THE POLICIES AND WESTERN RESERVE

SALE OF THE POLICIES

     The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation ("AFSG"), the principal underwriter of the Policy. AFSG, an affiliate of Western

Reserve, was incorporated under Pennsylvania law March 12, 1986, and is located at 4425 North River Boulevard, NE, Cedar Rapids, IA 52402, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. More information about AFSG is available at http:/www.nasdr.com or by calling 1-800-289-9999. The maximum sales commission payable to our agents or other registered representatives may vary with the sales agreement, but for Policies issued on or after May 1, 2001 it is not expected to be greater than: Premiums received up to Target Premium: 20% in Policy Year 1, 12% in Policy Year 2, 10% in Policy Years 3-5, 4.80% in Policy Years 6-7 and 2.40% in Policy Years 8+. Premiums received in excess of Target Premium: 3.20% in Policy Years 1-7 and 2.40% in Policy Years 8+. We will pay an additional sales commission of 0.10% of the Cash Value in the Subaccounts in all Policy Years. Different commissions apply for Policies issued prior to May 1, 2001. In addition, certain production, persistency and managerial bonuses, trips prizes and awards may be paid. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

     We intend to recoup commissions and other sales expenses through the fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the Policyowners or the Separate Account.

     We offer Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

VOTING PRIVILEGES

     Western Reserve is the legal owner of shares held by the Subaccounts and as such has the right to vote on all matters submitted to shareholders of the Portfolios. However, as required by law, Western Reserve votes Portfolio shares held in the Subaccounts at regular and special shareholder meetings of the Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccounts.

     The number of votes that an Owner has the right to instruct is calculated separately for each Subaccount, and may include fractional votes. While the Insured is still living and the Policy is in force, an Owner holds a voting interest in each Subaccount to which Net Premiums are allocated. For each Owner, the number of votes attributable to a Subaccount is determined by dividing the Owner's Subaccount Value by the net asset value per share of the Portfolio in which that Subaccount invests. The net asset value per share of each Portfolio is the value for each share of a Portfolio on any Valuation Day. The method of computing the net asset value per share is described in the prospectuses for the Portfolios.

     The number of votes available to an Owner or person receiving payments under the Policy is determined as of the date coinciding with the date established by the Portfolio for determining shareholders eligible to vote at the relevant meeting of the Portfolio's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Portfolio. Each Owner or other person having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Portfolio in which that Subaccount invests.

     Portfolio shares as to which no timely instructions are received and shares held by Western Reserve in a Subaccount as to which no Owner or other person has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Policies participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter. Certain actions affecting the Separate Account may require Owner approval. In that case, an Owner will be entitled to vote in proportion to his or her Subaccount Value.

     Western Reserve may, if required by state insurance regulators, disregard voting instructions if such instructions would require Portfolio shares to be voted so as to cause a change in sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment management agreement or an investment advisory agreement. In addition, Western Reserve may under certain circumstances disregard voting instructions that would require changes in an investment management agreement, investment manager, an investment advisory agreement or an investment adviser of a Portfolio, provided that Western Reserve reasonably disapproves of such changes in accordance with applicable regulations under the 1940 Act. If Western Reserve ever disregards voting instructions, you will be advised of that action and of the reasons for such action in the next semi-annual report for the appropriate Portfolio.

WESTERN RESERVE'S DIRECTORS AND OFFICERS

     We are governed by a board of directors. The following table sets forth the name, address and principal occupation during the past five years of each of our directors.

                              BOARD OF DIRECTORS**


                                                                           PRINCIPAL OCCUPATION DURING PAST 5
          NAME AND ADDRESS               POSITION WITH WESTERN RESERVE                    YEARS

  Kevin Bachmann                       Director and Vice President         Director (6/2002 - present); VP
  570 Carillon Parkway                                                     (6/1998 - present) of WRL; VP -
  St. Petersburg, Florida 33716                                            Advanced Marketing (3/1996 -
                                                                           6/1998) of Life Investors Insurance
                                                                           Company; VP - Operations and
                                                                           Director (10/1994 - 3/1996) of
                                                                           Massachusetts Fidelity Trust Co.;
                                                                           Manager - Tax and Technical (5/1992
                                                                           -10/1994) of AEGON Corporate.
  Brenda K. Clancy                     Director and Vice President         Director and VP (6/2002 - present)
  4333 Edgewood Road, NE                                                   of WRL: Senior VP (2000 - present)
  Cedar Rapids, Iowa 52499                                                 and Director (1999 - present) of
                                                                           TOLIC; Senior VP, Corporate (1991 -
                                                                           present), Treasurer and CFO (1996 -
                                                                           present) of TLIC.
  Michael W. Kirby                     Chairman of the Board and Chief     Chairman of the Board (6/2002 -
  4333 Edgewood Road, NE               Executive Officer                   present) CEO (12/01 - present) of
  Cedar Rapids, IA 52499                                                   WRL; President (2001 - present) of
                                                                           Life Investors Insurance Company of
                                                                           America and Individual Division of
                                                                           AEGON; Executive VP (1999 - 2001)
                                                                           National VP (1996 - 1999), VP (1995
                                                                           -1996), Regional Director (1990 -
                                                                           1995), and Twin Career Agent (1988
                                                                           -1989) of Life Investors.
  Paul Reaburn                         Director and Vice President         Director and VP (6/2002 - present)
  4333 Edgewood Road, NE                                                   of WRL; COO (1/2000 - present) CFO
  Cedar Rapids, Iowa 52499                                                 (10/1997 - 1/2000) of AEGON USA,
                                                                           Inc.; VP and Actuary (1/1995 -
                                                                           10/1997) of IOF Foresters, Toronto,
                                                                           Canada.
  Jerome C. Vahl                       Director and President              Director and President (12/99 -
  4333 Edgewood Rd. NE,                                                    present), Executive VP (6/98 -
  Cedar Rapids, IA 52499                                                   12/99), VP (12/95 - 6/98),
                                                                           Assistant VP(1994 - 1995) of WRL;
                                                                           Executive VP (9/00 - present) of
                                                                           IDEX Funds; Director (3/00 -
                                                                           present) of Great Cos.; Director
                                                                           (11/99 - present) of ATFS and ATFA;
                                                                           VP (12/01 - present) of AEGON USA,
                                                                           Inc.

** Western Reserve = WRL
   AEGON/Transamerica Series Fund, Inc. = Series Fund
   IDEX Mutual Funds = IDEX Funds
   AEGON/Transamerica Fund Advisers, Inc. = ATFA
   AEGON/Transamerica Fund Services, Inc. = ATFS
   Great Companies, L.L.C. = Great Cos.

    The following table gives the name, address and principal occupation during the past five years of the principal officers of Western Reserve (other than officers listed above as directors).

                              PRINCIPAL OFFICERS**


                                                                           PRINCIPAL OCCUPATION DURING PAST 5
          NAME AND ADDRESS               POSITION WITH WESTERN RESERVE                    YEARS

  Alan M. Yaeger*                      Executive Vice President,           Executive VP (1993 - present) of
                                       Actuary and Chief Financial         Series Fund; Director (9/96 -
                                       Officer                             present) of ATFA; Director (9/96 -
                                                                           present) of ATFS.
  Herb T. Collins*                     Executive Vice President            Executive VP (1996 - present),
                                                                           Chief Administrative Officer (1996
                                                                           -7/00) of WRL; VP, Administration
                                                                           (1986 - 1996) of Monumental Life
                                                                           Insurance Company.
  William H. Geiger*                   Senior Vice President, Secretary,   Senior VP, Secretary, Corporate
                                       Corporate Counsel and Group Vice    Counsel, and Group VP -- Compliance
                                       President -- Compliance             (1998 - present); Senior VP,
                                                                           Secretary, General Counsel and
                                                                           Group VP -- Compliance (1996 -
                                                                           1998), Senior VP, Secretary, and
                                                                           General Counsel (1990 - 1996) of
                                                                           WRL; Group VP -- Compliance and
                                                                           Corporate Counsel (1996 - present)
                                                                           of AUSA Life Insurance Company,
                                                                           Inc., Bankers United Life Assurance
                                                                           Company, Life Investors Insurance
                                                                           Company of America, Monumental Life
                                                                           Insurance Company and Transamerica
                                                                           Life Insurance Company.***
  Allan J. Hamilton*                   Vice President, Treasurer and       VP and Controller (8/87 - present),
                                       Controller                          Treasurer (2/97 - present) of WRL;
                                                                           Treasurer and Chief Financial
                                                                           Officer (2/97 - present) of Series
                                                                           Fund; VP and Controller (3/99 -
                                                                           present) of ATFA.
  Terry L. Garvin*                     Senior Vice President and Chief     Senior VP and Chief Marketing
                                       Marketing Officer                   Officer (9/00 - present), VP and
                                                                           Chief Marketing Officer (12/95 -
                                                                           9/00) of WRL.

  * Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.

 ** Western Reserve = WRL
    AEGON/Transamerica Series Fund, Inc. = Series Fund
    IDEX Mutual Funds = IDEX Funds
    AEGON/Transamerica Fund Advisers, Inc. = ATFA
    AEGON/Transamerica Fund Services, Inc. = ATFS
    Great Companies, L.L.C. = Great Cos.

*** Transamerica Life Insurance Company previously was known as PFL Life
    Insurance Company. Each of the companies listed for the position held by Mr. Geiger from 1996 to the present is a subsidiary of AEGON USA, Inc.


                                                                           PRINCIPAL OCCUPATION DURING PAST
          NAME AND ADDRESS               POSITION WITH WESTERN RESERVE                 5 YEARS

  Carolyn M. Johnson*                  Senior Vice President and Chief     Senior VP and Chief Operations
                                       Operations Officer                  Officer (9/00 - present), VP
                                                                           (3/98 - 9/00) of WRL; VP (8/98 -
                                                                           present) of Life Investors
                                                                           Insurance Company of America; VP
                                                                           (6/98 - present) of Peoples
                                                                           Benefit Life Insurance Company;
                                                                           VP (11/97 - present) of
                                                                           Transamerica Life Insurance
                                                                           Company (formerly, PFL Life
                                                                           Insurance Company); VP (2/00 -
                                                                           present) of Transamerica
                                                                           Occidental Life Insurance
                                                                           Company; (2/00 - present) of
                                                                           Transamerica Life Insurance and
                                                                           Annuity Company; VP (12/97 -
                                                                           present), Responsible Officer
                                                                           (9/99 - present), of Monumental
                                                                           Life Insurance Company.
  Thomas R. Moriarty*                  Senior Vice President               VP (6/93 - 12/99) of WRL;
                                                                           Director, President and CEO
                                                                           (11/99 - present) of AEGON Asset
                                                                           Management Services, Inc.;
                                                                           Executive VP, Treasurer and
                                                                           Principal Financial Officer
                                                                           (9/00 - present) of IDEX Funds;
                                                                           VP (6/99 - present) of AFSG
                                                                           Securities Corporation; Chairman
                                                                           of the Board, CEO and President
                                                                           (7/99 - present), Senior VP
                                                                           (6/91 - 7/99) of
                                                                           InterSecurities, Inc.
  Thomas E. Pierpan*                   Senior Vice President, General      Senior VP and General Counsel
                                       Counsel and Assistant Secretary     (12/99 - present), VP (12/93 -
                                                                           12/99), Counsel (4/95 - 1/97),
                                                                           Associate General Counsel (1/97
                                                                           -12/99), Assistant VP (11/92 -
                                                                           12/93) of WRL; VP (3/95 -
                                                                           present), Assistant Secretary
                                                                           (3/95 - 12/97 and 12/99 -
                                                                           present), Associate General
                                                                           Counsel and Secretary (12/97 -
                                                                           12/99) of Series Fund.

* Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.


                                                                           PRINCIPAL OCCUPATION DURING PAST
          NAME AND ADDRESS               POSITION WITH WESTERN RESERVE                 5 YEARS

  Tim Stonehocker****                  Senior Vice President               Senior VP, WFG Business Unit
                                                                           (2000 - present); President
                                                                           (1997 - 2000) of Academy Life
                                                                           Insurance Company; VP (1997 -
                                                                           present) of Life Investors
                                                                           Insurance Company of America; VP
                                                                           (1997 - present) of Bankers
                                                                           United Life Assurance Company;
                                                                           VP (1997 - present) of
                                                                           Transamerica Life Insurance
                                                                           Company (formerly, PFL Life
                                                                           Insurance Company).

**** 11315 Johns Creek Parkway, Duluth, Georgia 30097.

     Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million.

ADDITIONAL INFORMATION

     A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

     The financial statements of WRL Series Life Corporate Account as of December 31, 2001 and for the periods indicated thereon, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

     The statutory-basis financial statements and schedules of Western Reserve at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The financial statements and schedules referred to above are included in reliance upon such reports, given on the authority of such firms as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Matthew A. Monson whose opinion is filed as an exhibit to the registration statement.

LEGAL MATTERS

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

LEGAL PROCEEDINGS

     Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the Separate Account, on AFSG's ability to perform under its principal Underwriting Agreement, or Western Reserve's ability to meet its obligations under the Policy.

FINANCIAL STATEMENTS

     This prospectus does not include financial statements of the Separate Account because, as of the date of this prospectus, the Subaccounts had not yet commenced operations. The financial statements and schedules of Western Reserve appear on the following pages. The financial statements and schedules of Western Reserve should be distinguished from financial statements of the Separate Account and should be considered only as bearing upon Western Reserve's ability to meet its obligations under the Policies.

     Western Reserve's financial statements and schedules as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

INDEX TO FINANCIAL STATEMENTS

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Report of Independent Auditors dated February 15, 2002

Statutory-Basis Balance Sheets at December 31, 2001 and 2000

Statutory-Basis Statements of Operations for the years ended December 31, 2001, 2000, and 1999

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2001, 2000, and 1999

Statutory-Basis Statements of Cash Flow for the years ended December 31, 2001, 2000, and 1999

Notes to Statutory-Basis Financial Statements

Statutory-Basis Financial Statement Schedules

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Statutory-Basis Balance Sheets for three months ended March 31, 2002

Statutory-Basis Statements of Operations for three months ended March 31, 2002

Statutory-Basis Statements of Changes in Capital and Surplus for three months ended March 31, 2002

Statutory-Basis Statements of Cash Flow for three months ended March 31, 2002

Notes to Statutory-Basis Financial Statements

                    FINANCIAL STATEMENTS -- STATUTORY BASIS

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                 YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                    FINANCIAL STATEMENTS -- STATUTORY BASIS
                 YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999

                                    CONTENTS

Report of Independent Auditors..............................    1
Audited Financial Statements
Balance Sheets -- Statutory Basis...........................    3
Statements of Operations -- Statutory Basis.................    5
Statements of Changes in Capital and Surplus -- Statutory
  Basis.....................................................    6
Statements of Cash Flow -- Statutory Basis..................    7
Notes to Financial Statements -- Statutory Basis............    9
Statutory-Basis Financial Statement Schedules
Summary of Investments -- Other Than Investments in Related
  Parties...................................................   32
Supplementary Insurance Information.........................   33
Reinsurance.................................................   34

                         Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

     However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State

0110-0237837
of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

     As discussed in Note 2 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Department of the State of Ohio.

     As discussed in Note 8 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed the method used to value universal life and variable universal life policies.

                                            /s/ ERNST & YOUNG LLP

Des Moines, Iowa
February 15, 2002

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                       Balance Sheets -- Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                                                       DECEMBER 31
                                                                  2001            2000
                                                               ---------------------------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                             $  141,080      $    25,465
   Bonds                                                           78,489           92,652
   Common stocks:
      Affiliated entities (cost: 2001 -- $543 and
         2000 -- $243)                                              5,903            4,164
      Other (cost: 2001 and 2000 -- $302)                             472              352
   Mortgage loans on real estate                                   13,821           14,041
      Home office properties                                       43,520           33,571
      Investment properties                                            --           10,808
      Policy loans                                                285,178          284,335
      Other invested assets                                        19,558           10,091
                                                               ---------------------------
Total cash and invested assets                                    588,021          475,479
Net deferred income taxes                                           8,444               --
Federal and foreign income taxes recoverable                           --           22,547
Premiums deferred and uncollected                                   1,237              908
Accrued investment income                                           1,463            1,475
Cash surrender value of life insurance policies                    52,254           49,787
Other assets                                                        7,563            5,905
Separate account assets                                         8,093,342       10,190,653
                                                               ---------------------------
   Total admitted assets                                       $8,752,324      $10,746,754
                                                               ===========================

See accompanying notes.

0110-0237837

                                                                       DECEMBER 31
                                                                  2001            2000
                                                               ---------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
      Life                                                     $  399,187      $   400,695
      Annuity                                                     336,587          288,370
   Policy and contract claim reserves                              14,358           13,474
   Liability for deposit-type contracts                            15,754            9,909
   Other policyholders' funds                                          60               38
   Remittances and items not allocated                             14,493           21,192
   Federal and foreign income taxes payable                        26,150               --
Transfers to separate account due or accrued                     (493,930)        (480,404)
   Asset valuation reserve                                          4,299            4,726
   Interest maintenance reserve                                     4,861            5,934
   Short-term note payable to affiliate                                --           71,400
   Payable to affiliate                                               645           17,406
   Other liabilities                                               92,231           62,528
   Separate account liabilities                                 8,089,904       10,185,342
                                                               ---------------------------
Total liabilities                                               8,504,599       10,600,610
Capital and surplus:
   Common stock, $1.00 par value, 3,000,000 shares
      authorized and 2,500,000 shares issued and
      outstanding                                                   2,500            2,500
   Paid-in surplus                                                150,107          120,107
   Unassigned surplus                                              95,118           23,537
                                                               ---------------------------
Total capital and surplus                                         247,725          146,144
                                                               ---------------------------
Total liabilities and capital and surplus                      $8,752,324      $10,746,754
                                                               ===========================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                  Statements of Operations -- Statutory Basis
                             (Dollars in Thousands)

                                                                      YEAR ENDED DECEMBER 31
                                                               2001            2000            1999
                                                            ------------------------------------------
Revenues:
   Premiums and other considerations, net of
      reinsurance:
      Life                                                  $  653,398      $  741,937      $  584,729
      Annuity                                                  625,117       1,554,430       1,104,525
   Net investment income                                        44,424          47,867          39,589
   Amortization of interest maintenance reserve                  1,440           1,656           1,751
   Commissions and expense allowances on reinsurance
      ceded                                                    (10,789)          1,648           4,178
   Income from fees associated with investment
      management, administration and contract guarantees
      for separate accounts                                    108,673         149,086         104,775
   Other income                                                 16,386          58,531          44,366
                                                            ------------------------------------------
                                                             1,438,649       2,555,155       1,883,913
Benefits and expenses:
   Benefits paid or provided for:
      Life                                                      56,155          58,813          35,591
      Surrender benefits                                       800,264         888,060         689,535
      Other benefits                                            57,032          47,855          32,201
      Increase (decrease) in aggregate reserves for
         policies and contracts:
         Life                                                   10,100          98,557          70,542
         Annuity                                                48,217          (9,665)          3,446
         Other                                                       -              67            (121)
                                                            ------------------------------------------
                                                               971,768       1,083,687         831,194
Insurance expenses:
   Commissions                                                 176,023         316,337         246,334
   General insurance expenses                                  110,808         120,798         112,536
   Taxes, licenses and fees                                     18,714          23,193          19,019
   Net transfers to separate accounts                          216,797       1,068,213         625,598
   Other expenses                                                  556              36               -
                                                            ------------------------------------------
                                                               522,898       1,528,577       1,003,487
                                                            ------------------------------------------
                                                             1,494,666       2,612,264       1,834,681
                                                            ------------------------------------------
Gain (loss) from operations before federal income tax
   expense (benefit) and net realized capital gains
   (losses) on investments                                     (56,017)        (57,109)         49,232
Federal income tax expense (benefit)                             3,500         (17,470)         11,816
                                                            ------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                               (59,517)        (39,639)         37,416
Net realized capital gains (losses) on investments (net
   of related federal income taxes and amounts
   transferred to interest maintenance reserve)                    100            (856)           (716)
                                                            ------------------------------------------
Net income (loss)                                           $  (59,417)     $  (40,495)     $   36,700
                                                            ==========================================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

        Statements of Changes in Capital and Surplus -- Statutory Basis
                             (Dollars in Thousands)

                                                                                         TOTAL
                                            COMMON      PAID-IN       UNASSIGNED      CAPITAL AND
                                            STOCK       SURPLUS        SURPLUS          SURPLUS
                                            -----------------------------------------------------
Balance at January 1, 1999                  $1,500      $120,107       $ 21,973        $143,580
   Net income                                  --             --         36,700          36,700
   Change in net unrealized capital
      gains                                    --             --          1,421           1,421
   Change in non-admitted assets               --             --            703             703
   Change in asset valuation reserve           --             --           (961)           (961)
   Change in surplus in separate
      accounts                                 --             --            451             451
   Transfer from unassigned surplus to
      common stock (stock dividend)         1,000             --         (1,000)             --
   Settlement of prior period tax
      returns                                  --             --          1,000           1,000
   Tax benefits on stock options
      exercised                                --             --          2,022           2,022
                                            -----------------------------------------------------
Balance at December 31, 1999                2,500        120,107         62,309         184,916
   Net loss                                    --             --        (40,495)        (40,495)
   Change in net unrealized capital
      gains                                    --             --          1,571           1,571
   Change in non-admitted assets               --             --         (1,359)         (1,359)
   Change in asset valuation reserve           --             --           (917)           (917)
   Change in surplus in separate
      accounts                                 --             --           (314)           (314)
   Settlement of prior period tax
      returns                                  --             --             30              30
   Tax benefits on stock options
      exercised                                --             --          2,712           2,712
                                            -----------------------------------------------------
Balance at December 31, 2000                2,500        120,107         23,537         146,144
   Net loss                                    --             --        (59,417)        (59,417)
   Capital contribution                        --         30,000             --          30,000
   Cumulative effect of change in
      accounting principles                                              12,312          12,312
   Change in valuation basis                   --             --         11,609          11,609
   Change in net deferred income tax
      asset                                    --             --        (11,733)        (11,733)
   Surplus effect of reinsurance
      transaction                              --             --         11,851          11,851
   Change in net unrealized capital
      gains                                    --             --         (1,281)         (1,281)
   Change in non-admitted assets               --             --          9,076           9,076
   Change in asset valuation reserve           --             --            427             427
   Change in surplus in separate
      accounts                                 --             --         97,374          97,374
   Tax benefits on stock options
      exercised                                --             --          1,363           1,363
                                            -----------------------------------------------------
Balance at December 31, 2001                $2,500      $150,107       $ 95,118        $247,725
                                            =====================================================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Cash Flow -- Statutory Basis
                             (Dollars in Thousands)

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of
  reinsurance                                       $1,295,480      $2,356,441      $1,738,870
Net investment income received                          45,355          51,583          44,235
Life and accident and health claims paid               (55,303)        (55,030)        (35,872)
Surrender benefits and other fund withdrawals
  paid                                                (800,321)       (888,060)       (689,535)
Other benefits paid to policyholders                   (56,598)        (43,721)        (32,642)
Commissions, other expenses and other taxes           (315,087)       (456,874)       (382,372)
Net transfers to separate accounts                     (27,317)       (935,755)       (628,762)
Federal income taxes received (paid)                    46,560          (8,236)         (9,637)
                                                    ------------------------------------------
Net cash provided by operating activities              132,769          20,348           4,285
INVESTING ACTIVITIES
Proceeds from investments sold, matured or
  repaid:
   Bonds                                                29,163          45,079         114,177
   Mortgage loans on real estate                           282             227             212
   Other                                                  (170)            345              18
                                                    ------------------------------------------
                                                        29,275          45,651         114,407
Cost of investments acquired:
   Bonds                                               (14,445)        (18,005)        (49,279)
   Common stocks                                          (300)             --              --
   Mortgage loans on real estate                            --          (5,003)             (1)
   Investment properties                                   (13)           (108)           (286)
   Policy loans                                           (843)       (101,360)        (69,993)
   Other invested assets                               (12,394)        (11,203)             --
   Other                                                    --              --            (855)
                                                    ------------------------------------------
                                                       (27,995)       (135,679)       (120,414)
                                                    ------------------------------------------
Net cash provided by (used in) investing
  activities                                             1,280         (90,028)         (6,007)
FINANCING AND MISCELLANEOUS ACTIVITIES
Other cash provided:
   Capital and surplus paid in                          30,000              --              --
   Borrowed money                                      (71,400)         54,300         (27,100)
   Deposits and deposit-type contract funds and
      other liabilities without life or
      disability contingencies                          23,298              --              --
   Other sources                                        45,631          27,815          12,580
                                                    ------------------------------------------
                                                        27,529          82,115         (14,520)

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
FINANCING AND MISCELLANEOUS
  ACTIVITIES--(CONTINUED)
Other cash applied:
   Withdrawals on deposit-type contract funds
      and other liabilities without life or
      disability contingencies                      $   17,990      $       --      $       --
   Other applications                                   27,973          10,902          33,634
                                                    ------------------------------------------
                                                        45,963          10,902          33,634
                                                    ------------------------------------------
Net cash provided by (used in) financing
  activities                                           (18,434)         71,213         (48,154)
                                                    ------------------------------------------
Increase (decrease) in cash and short-term
  investments                                          115,615           1,533         (49,876)
Cash and short-term investments at beginning of
  year                                                  25,465          23,932          73,808
                                                    ------------------------------------------
Cash and short-term investments at end of year      $  141,080      $   25,465      $   23,932
                                                    ==========================================

See accompanying notes.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory Basis
                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company which, in turn, is an indirect, wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

NATURE OF BUSINESS

     The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written are done through an affiliated marketing organization.

BASIS OF PRESENTATION

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

        Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

        Investment properties are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

        Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

        The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

        The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

        Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

        Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

        Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

        Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

        Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

        Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

        Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

        Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

        Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        nonadmitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

        Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     The effects of these variances have not been determined by the Company, but are presumed to be material.

INVESTMENTS

     Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus. Common stocks of the Company's wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

     Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

     Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

     During 2001, 2000, and 1999, net realized capital gains (losses) of $367, $(276), and $(67), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,440, $1,656, and $1,751 for the years ended December 31, 2001, 2000, and 1999, respectively.

     Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2001, 2000, and 1999, with respect to such practices.

PREMIUMS AND ANNUITY CONSIDERATIONS

     Life and accident and health premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001, life, annuity, accident, and health premiums were recognized as revenue when due.

AGGREGATE RESERVES FOR POLICIES

     Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

     Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

     The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from
2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

     Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

REINSURANCE

     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

POLICY AND CONTRACT CLAIM RESERVES

     Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


SEPARATE ACCOUNTS

     Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

     The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,208,884, $2,336,299, and $1,675,642 in 2001, 2000, and 1999, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

STOCK OPTION PLAN

     AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

RECLASSIFICATIONS

     Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

2.   ACCOUNTING CHANGES

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased capital and surplus, of $12,312 as of January 1, 2001. This amount included the establishment of deferred tax assets of $12,696, offset by the release of mortgage loan origination fees of $25 and the establishment of a vacation accrual of $359.

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)


     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

        Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

        Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

        Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

        Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

        Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

        Short-Term Note Payable to Affiliate: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

        Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

     Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)


     The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                              DECEMBER 31
                                                 2001                             2000
                                      --------------------------      ----------------------------
                                       CARRYING                        CARRYING
                                        AMOUNT        FAIR VALUE        AMOUNT         FAIR VALUE
                                      ------------------------------------------------------------
ADMITTED ASSETS
Cash and short-term investments       $  141,080      $  141,080      $    25,465      $    25,465
Bonds                                     78,489          80,722           92,652           93,766
Common stocks, other than
  affiliates                                 472             472              352              352
Mortgage loans on real estate             13,821          14,263           14,041           14,422
Policy loans                             285,178         285,178          284,335          284,335
Separate account assets                8,093,342       8,093,342       10,190,653       10,190,653
LIABILITIES
Investment contract liabilities          352,341         347,665          298,279          291,457
Short-term note payable to
  affiliate                                   --              --           71,400           71,400
Separate account annuity
  liabilities                          5,792,373       5,709,486        7,305,380        7,142,011

4.   INVESTMENTS

     The carrying amount and estimated fair value of investments in bonds are as follows:

                                                             GROSS           GROSS         ESTIMATED
                                             CARRYING      UNREALIZED      UNREALIZED        FAIR
                                              AMOUNT         GAINS           LOSSES          VALUE
                                             -------------------------------------------------------
DECEMBER 31, 2001
Bonds:
   United States Government and agencies     $ 4,363         $  173          $   --         $ 4,536
   State, municipal and other government       1,480            135              --           1,615
   Public utilities                           12,048            306              --          12,354
   Industrial and miscellaneous               39,429          2,470           1,358          40,541
   Mortgage and other asset-backed
     securities                               21,169            507              --          21,676
                                             -------------------------------------------------------
Total bonds                                  $78,489         $3,591          $1,358         $80,722
                                             =======================================================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

4.   INVESTMENTS--(CONTINUED)


                                                             GROSS           GROSS         ESTIMATED
                                             CARRYING      UNREALIZED      UNREALIZED        FAIR
                                              AMOUNT         GAINS           LOSSES          VALUE
                                             -------------------------------------------------------
DECEMBER 31, 2000
Bonds:
   United States Government and agencies     $ 4,580         $   78          $   15         $ 4,643
   State, municipal and other government       1,478             85              --           1,563
   Public utilities                           13,061             75             159          12,977
   Industrial and miscellaneous               42,482          1,673             811          43,344
   Mortgage and other asset-backed
     securities                               31,051            416             228          31,239
                                             -------------------------------------------------------
Total bonds                                  $92,652         $2,327          $1,213         $93,766
                                             =======================================================

     The carrying amount and fair value of bonds at December 31, 2001 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                              ESTIMATED
                                                                CARRYING        FAIR
                                                                 AMOUNT         VALUE
                                                                -----------------------
Due in one year or less                                         $ 7,305        $ 7,408
Due one through five years                                       28,415         29,555
Due five through ten years                                       15,628         16,649
Due after ten years                                               5,972          5,434
                                                                -----------------------
                                                                 57,320         59,046
Mortgage and other asset-backed securities                       21,169         21,676
                                                                -----------------------
                                                                $78,489        $80,722
                                                                =======================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

4.   INVESTMENTS--(CONTINUED)


     A detail of net investment income is presented below:

                                                                 YEAR ENDED DECEMBER 31
                                                             2001         2000         1999
                                                            ---------------------------------
Interest on bonds                                           $ 7,050      $ 8,540      $12,094
Dividends from common stock of affiliated entities           18,495       26,453       18,555
Interest on mortgage loans                                    1,130          776          746
Rental income on investment properties                        6,903        6,034        5,794
Interest on policy loans                                     17,746       14,372        9,303
Other investment income                                         (51)           1          414
                                                            ---------------------------------
Gross investment income                                      51,273       56,176       46,906
Investment expenses                                          (6,849)      (8,309)      (7,317)
                                                            ---------------------------------
Net investment income                                       $44,424      $47,867      $39,589
                                                            =================================

     Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                            2001         2000          1999
                                                           ----------------------------------
Proceeds                                                   $29,163      $45,079      $114,177
                                                           ==================================
Gross realized gains                                       $   637      $   117      $  1,762
Gross realized losses                                           --          480         1,709
                                                           ----------------------------------
Net realized gains (losses)                                $   637      $  (363)     $     53
                                                           ==================================

     At December 31, 2001, bonds with an aggregate carrying value of $4,094 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

4.   INVESTMENTS--(CONTINUED)


     Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                         REALIZED
                                                               -----------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                               2001        2000        1999
                                                               -----------------------------
Bonds                                                          $ 637      $  (363)     $  53
Other invested assets                                             --       (1,115)        18
                                                               -----------------------------
                                                                 637       (1,478)        71
Tax benefit (expense)                                           (170)         346       (854)
Transfer to interest maintenance reserve                        (367)         276         67
                                                               -----------------------------
Net realized gains (losses)                                    $ 100      $  (856)     $(716)
                                                               =============================

                                                                   CHANGES IN UNREALIZED
                                                              -------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                               2001         2000        1999
                                                              -------------------------------
Other invested assets                                         $(2,926)     $   --      $   --
Common stocks                                                   1,559       2,002       1,426
Mortgage loans on real estate                                      86        (431)         (5)
                                                              -------------------------------
Change in unrealized                                          $(1,281)     $1,571      $1,421
                                                              ===============================

     Gross unrealized gains (losses) on common stocks were as follows:

                                                                    UNREALIZED
                                                                ------------------
                                                                   DECEMBER 31
                                                                 2001        2000
                                                                ------------------
Unrealized gains                                                $5,930      $4,040
Unrealized losses                                                 (400)        (69)
                                                                ------------------
Net unrealized gains                                            $5,530      $3,971
                                                                ==================

     During 2001, the Company did not issue any mortgage loans. During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

     During 2001, 2000, and 1999, no mortgage loans were foreclosed and transferred to real estate. During 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $135 and $-0-, respectively.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

5.   REINSURANCE

     The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

     Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
Direct premiums                                     $1,369,720      $2,385,134      $1,748,265
Reinsurance ceded                                      (91,205)        (88,767)        (59,011)
                                                    ------------------------------------------
Net premiums earned                                 $1,278,515      $2,296,367      $1,689,254
                                                    ==========================================

     The Company received reinsurance recoveries in the amount of $12,337, $8,856, and $4,916 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $6,065 and $2,337, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $63,758 and $5,128, respectively.

     During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

6.   INCOME TAXES

     The Company's net deferred tax asset is comprised of the following components:

                                                                DECEMBER 31,      JANUARY 1,
                                                                    2001             2001
                                                                ----------------------------
Gross deferred income tax assets                                  $162,669         $82,191
Gross deferred income tax liabilities                               95,916           3,705
Deferred income tax assets nonadmitted                              58,309          65,790
                                                                ----------------------------
Net admitted deferred income tax asset                            $  8,444         $12,696
                                                                ============================

     Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

     The main components of deferred tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:

                                                      DECEMBER 31,      JANUARY 1,        NET
                                                          2001             2001         CHANGE
                                                      -----------------------------------------
Deferred income tax assets:
   sec.807(f) adjustment                                $  1,977         $ 2,360        $  (383)
   Pension expenses                                        2,422           1,850            572
   Tax basis deferred acquisition costs                   76,692          69,122          7,570
   Reserves                                               74,569           2,316         72,253
   Other                                                   7,009           6,543            466
                                                      -----------------------------------------
Total deferred income tax assets                        $162,669         $82,191        $80,478
                                                      =========================================
Deferred income tax assets -- nonadmitted               $ 58,309         $65,790        $(7,481)
Deferred income tax liabilities:
   sec.807(f) adjustment -- liabilities                   91,560             427         91,133
   Other                                                   4,356           3,278          1,078
                                                      -----------------------------------------
Total deferred income tax liabilities                   $ 95,916         $ 3,705        $92,211
                                                      =========================================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

6.   INCOME TAXES--(CONTINUED)


     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                     DECEMBER 31
                                                           2001          2000          1999
                                                         ------------------------------------
Income tax expense (benefit) computed at the federal
   statutory rate (35%)                                  $(19,606)     $(19,988)     $ 17,231
Deferred acquisition costs -- tax basis                     7,570        14,725        11,344
Amortization of IMR                                          (504)         (580)         (613)
Depreciation                                                   (6)         (426)         (727)
Dividends received deduction                               (8,705)      (12,805)      (10,784)
Low income housing credits                                 (1,944)           --            --
Prior year under (over) accrual                             3,340           560        (3,167)
Reinsurance transactions                                    4,148            --            --
Reserves                                                   19,541           123        (2,272)
Other                                                        (334)          921           804
                                                         ------------------------------------
Federal income tax expense (benefit)                     $  3,500      $(17,470)     $ 11,816
                                                         ====================================

     For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

     In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. Tax settlements for 2000 and 1999 were credited directly to unassigned surplus.

     The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

7.   POLICY AND CONTRACT ATTRIBUTES

     A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                   DECEMBER 31
                                                        2001                          2000
                                              ------------------------      ------------------------
                                                              PERCENT          2000         PERCENT
                                                AMOUNT        OF TOTAL        AMOUNT        OF TOTAL
                                              ------------------------------------------------------
Subject to discretionary withdrawal with
  market value adjustment                     $   11,429          0%        $   11,999          0%
Subject to discretionary withdrawal at
  book value less surrender charge               102,240          2             72,456          1
Subject to discretionary withdrawal at
  market value                                 5,641,756         93          7,305,182         96
Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                   294,012          5            210,648          3
Not subject to discretionary withdrawal           14,654          0             15,753          0
                                              ------------------------      ------------------------
                                               6,064,091        100%         7,616,038        100%
                                                                ===                           ===
Less reinsurance ceded                            60,224                         2,145
                                              ----------                    ----------
Total policy reserves on annuities and
  deposit fund liabilities                    $6,003,867                    $7,613,893
                                              ==========                    ==========

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                              YEAR ENDED DECEMBER 31
                                                       2001            2000            1999
                                                    ------------------------------------------
Transfers as reported in the summary of
   operations of the separate accounts
   statement:
      Transfers to separate accounts                $1,208,884      $2,336,299      $1,675,642
      Transfers from separate accounts               1,107,157       1,268,865       1,056,207
                                                    ------------------------------------------
Net transfers to separate accounts                     101,727       1,067,434         619,435
Change in valuation adjustment                          98,321              --              --
Other                                                   16,749             779           6,163
                                                    ------------------------------------------
Transfers as reported in the summary of
   operations of the life, accident and health
   annual statement                                 $  216,797      $1,068,213      $  625,598
                                                    ==========================================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

7.   POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)


     At December 31, 2001, the Company had variable annuities with guaranteed living benefits as follows:

                                                               SUBJECTED         AMOUNT OF
BENEFIT AND TYPE OF RISK                                     ACCOUNT VALUE      RESERVE HELD
--------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                               $75,101             $19

     Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                                                              GROSS       LOADING       NET
                                                              -------------------------------
DECEMBER 31, 2001
Ordinary direct renewal business                              $1,439       $407        $1,032
Ordinary new business                                            200         (5)          205
                                                              -------------------------------
                                                              $1,639       $402        $1,237
                                                              ===============================
DECEMBER 31, 2000
Ordinary direct renewal business                              $  991       $220        $  771
Ordinary new business                                            133         (4)          137
                                                              -------------------------------
                                                              $1,124       $216        $  908
                                                              ===============================

8.   CONVERSION OF VALUATION SYSTEM

     During 2001, the Company converted to a new reserve valuation system for universal life and variable universal life policies. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $11,609 and separate account reserves to decrease by $98,321. These amounts were credited directly to unassigned surplus. The decrease in separate account reserves is included in the change in surplus in separate accounts in the 2001 Statement of Changes in Capital and Surplus.

9.   DIVIDEND RESTRICTIONS

     The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

9.   DIVIDEND RESTRICTIONS--(CONTINUED)


month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $24,523.

10.   CAPITAL AND SURPLUS

     During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies that do business in the state to have capital stock of at least $2,500.

     Life/health insurance companies are subject to certain risk-based capital
(RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

11. SALES, TRANSFER, AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

     During 2001, the Company sold $17,515 of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12.   RETIREMENT AND COMPENSATION PLANS

     The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,634, $1,224, and $1,105 for the years ended December 31, 2001, 2000, and
1999, respectively. The plan is subject to the reporting

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

12.   RETIREMENT AND COMPENSATION PLANS--(CONTINUED)


and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

     The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $1,100, $930, and $816 for the years ended December 31, 2001, 2000, and 1999, respectively.

     AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

     In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $233, $108, and $81 for the years ended December 31, 2001, 2000, and 1999, respectively.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

13.   RELATED PARTY TRANSACTIONS

     The Company shares certain officers, employees and general expenses with affiliated companies.

     The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $16,904, $19,248, and $16,905, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2001, 2000, and 1999, the Company received $6,752, $4,665, and $3,755, respectively, for such services, which approximates their cost.

     Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2001, 2000, and 1999, the Company paid net interest of $945, $2,262, and $1,997, respectively, to affiliates.

     The Company received capital contributions of $30,000 from its parent in 2001.

     At December 31, 2000, the Company had short-term note payables to an affiliate of $71,400. Interest on these notes approximated the thirty-day commercial paper rate at the time of issuance.

     In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2001 and 2000, the cash surrender value of these policies was $52,254 and $49,787, respectively.

14.   COMMITMENTS AND CONTINGENCIES

     The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

     The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

14.   COMMITMENTS AND CONTINGENCIES--(CONTINUED)


has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,425 and $3,438 and an offsetting premium tax benefit of $764 and $777 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $13, $(9), and $(20) for the years ended December 31, 2001, 2000, and 1999, respectively.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                      Summary of Investments -- Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                               December 31, 2001

SCHEDULE I

                                                                                   AMOUNT AT
                                                                                     WHICH
                                                                     FAIR        SHOWN IN THE
TYPE OF INVESTMENT                                    COST(1)        VALUE       BALANCE SHEET
----------------------------------------------------------------------------------------------
FIXED MATURITIES
Bonds:
   United States Government and government
      agencies and authorities                        $  4,681      $ 4,868        $  4,681
   States, municipalities, and political
      subdivisions                                       3,380        3,620           3,380
   Public utilities                                     12,048       12,354          12,048
   All other corporate bonds                            58,380       59,880          58,380
                                                      ----------------------------------------
Total fixed maturities                                  78,489       80,722          78,489
EQUITY SECURITIES
Common stocks (unaffiliated):
   Industrial, miscellaneous, and all other                302          472             472
                                                      ----------------------------------------
Total equity securities                                    302          472             472
Mortgage loans on real estate                           13,821                       13,821
Real estate                                             43,520                       43,520
Policy loans                                           285,178                      285,178
Cash and short-term investments                        141,080                      141,080
Other invested assets                                   19,558                       19,558
                                                      --------                     --------
Total investments                                     $581,948                     $582,118
                                                      ========                     ========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                      Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                 BENEFITS,
                                                                                  CLAIMS,
                         FUTURE POLICY   POLICY AND                    NET       LOSSES AND     OTHER
                         BENEFITS AND     CONTRACT      PREMIUM     INVESTMENT   SETTLEMENT   OPERATING
                           EXPENSES      LIABILITIES    REVENUE      INCOME*      EXPENSES    EXPENSES*
                         ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
  2001
Individual life            $386,965        $14,219     $  652,626    $14,014     $  167,912   $216,211
Group life                   12,222            135            772        731          1,226        535
Annuity                     336,587              4        625,117     29,679        802,630     89,355
                         ------------------------------------------------------------------------------
                           $735,774        $14,358     $1,278,515    $44,424     $  971,768   $306,101
                         ------------------------------------------------------------------------------
                         ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
  2000
Individual life            $389,458        $13,349     $  741,090    $13,430     $  267,540   $310,243
Group life                   11,237            100            847        936          1,413        580
Annuity                     259,199             25      1,554,430     33,501        814,734    149,541
                         ------------------------------------------------------------------------------
                           $659,894        $13,474     $2,296,367    $47,867     $1,083,687   $460,364
                         ------------------------------------------------------------------------------
                         ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
  1999
Individual life            $291,106        $ 9,152     $  583,656    $10,754     $  178,237   $261,284
Group life                   11,032            100          1,073        706          1,437        599
Annuity                     268,864             17      1,104,525     28,129        651,520    116,006
                         ------------------------------------------------------------------------------
                           $571,002        $ 9,269     $1,689,254    $39,589     $  831,194   $377,889
                         ------------------------------------------------------------------------------
                         ------------------------------------------------------------------------------

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                                  Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                              ASSUMED                    PERCENTAGE OF
                                               CEDED TO        FROM                         AMOUNT
                                  GROSS          OTHER         OTHER          NET           ASSUMED
                                 AMOUNT        COMPANIES     COMPANIES      AMOUNT          TO NET
                               -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
   2001
Life insurance in force        $78,786,575    $17,837,374       $--       $60,949,201         0.0%
                               =======================================================================
Premiums:
   Individual life             $   684,987    $    32,361       $--       $   652,626         0.0%
   Group life                        1,030            258        --               772         0.0
   Annuity                         683,703         58,586        --           625,117         0.0
                               -----------------------------------------------------------------------
                               $ 1,369,720    $    91,205       $--       $ 1,278,515         0.0%
                               =======================================================================
YEAR ENDED DECEMBER 31,
   2000
Life insurance in force        $76,903,969    $14,753,778       $--       $62,150,191         0.0%
                               =======================================================================
Premiums:
   Individual life             $   774,550    $    33,460       $--       $   741,090         0.0%
   Group life                        1,100            253        --               847         0.0
   Annuity                       1,609,484         55,054        --         1,554,430         0.0
                               -----------------------------------------------------------------------
                               $ 2,385,134    $    88,767       $--       $ 2,296,367         0.0%
                               =======================================================================
YEAR ENDED DECEMBER 31,
   1999
Life insurance in force        $63,040,741    $11,297,250       $--       $51,743,491         0.0%
                               =======================================================================
Premiums:
   Individual life             $   604,628    $    20,972       $--       $   583,656         0.0%
   Group life                        1,383            310        --             1,073         0.0
   Annuity                       1,142,254         37,729        --         1,104,525         0.0
                               -----------------------------------------------------------------------
                               $ 1,748,265    $    59,011       $--       $ 1,689,254         0.0%
                               =======================================================================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheet -- Statutory Basis
          (Dollars in thousands, except per share amounts)(Unaudited)
                              As of March 31, 2002

ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                              $  107,543
   Bonds                                                           156,128
   Common stock, at market                                           6,763
   Mortgage loans on real estate                                    11,089
   Home office properties, at cost less accumulated
     depreciation                                                   43,302
   Policy loans                                                    285,540
   Other invested assets                                            19,022
                                                                ----------
Total cash and invested assets                                     629,387
Net deferred income taxes                                           14,337
Premiums deferred and uncollected                                    1,413
Accrued investment income                                            1,991
Cash surrender value of life insurance policies                     52,872
Other assets                                                        10,370
Separate account assets                                          7,982,053
                                                                ----------
Total admitted assets                                           $8,692,423
                                                                ==========

0110-0237837


LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
      Life                                                         405,521
      Annuity                                                      348,948
   Policy and contract claim reserves                               13,867
   Liability for deposit-type contracts                             15,891
   Other policyholders' funds                                           55
   Remittances and items not allocated                              61,782
   Federal and foreign income taxes payable                          8,498
   Transfers to separate account due or accrued                   (486,803)
   Asset valuation reserve                                           4,199
   Interest maintenance reserve                                      4,551
   Other liabilities                                                86,447
   Separate account liabilities                                  7,978,643
                                                                ----------
Total liabilities                                                8,441,599
Capital and surplus:
   Common stock, $1.00 par value, 3,000,000 shares
     authorized, 2,500,000 issued and outstanding                    2,500
   Paid-in surplus                                                 150,107
   Unassigned surplus                                               98,217
                                                                ----------
Total capital and surplus                                          250,824
                                                                ----------
Total liabilities and capital and surplus                       $8,692,423
                                                                ==========

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                   Statement of Operations -- Statutory Basis
                       (Dollars in thousands)(Unaudited)

                   For the Three Months Ended March 31, 2002

Revenues:
   Premiums and other considerations, net of reinsurance
      Life                                                        $169,396
      Annuity                                                      173,801
   Net investment income                                            11,566
   Amortization of interest maintenance reserve                        289
   Commissions and expense allowances on reinsurance ceded             404
   Income from fees associated with investment management,
     administration and contract guarantees for separate
     accounts                                                       22,165
   Other income                                                      2,711
                                                                  --------
                                                                   380,332
Benefits and expenses:
   Benefits paid or provided for:
      Life                                                          16,203
      Surrender benefits                                           191,324
      Other benefits                                                11,923
      Increase in aggregate reserves for policies and
       contracts:
         Life                                                        6,334
         Annuity                                                    12,362
                                                                  --------
                                                                   238,146
Insurance expenses:
   Commissions                                                      42,042
   General insurance expenses                                       25,759
   Taxes, licenses and fees                                          5,520
   Transfer to separate accounts                                    62,628
   Other                                                                 6
                                                                  --------
                                                                   135,955
                                                                  --------
                                                                   374,101
                                                                  --------
Gain from operations before federal and foreign income tax
   expense and net realized capital gains on investments             6,231
Federal and foreign income tax expense                               8,561
                                                                  --------
Loss from operations before net realized capital gains on
   investments                                                      (2,330)
Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred to interest
   maintenance reserve)                                                 70
                                                                  --------
Net loss                                                          $ (2,260)
                                                                  ========

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

         Statement of Changes in Capital and Surplus -- Statutory Basis
                       (Dollars in thousands)(Unaudited)

                                                                      UNASSIGNED         TOTAL
                                           COMMON       PAID-IN        SURPLUS        CAPITAL AND
                                            STOCK       SURPLUS       (DEFICIT)         SURPLUS
                                           ------------------------------------------------------
Balance at January 1, 2002                 $2,500       $150,107       $95,118         $247,725
  Net loss                                      0              0        (2,260)          (2,260)
   Change in net unrealized capital
     gains                                      0              0          (392)            (392)
   Change in net deferred income tax            0              0         9,464            9,464
   Change in non-admitted assets                0              0        (3,501)          (3,501)
   Change in asset valuation reserve            0              0           100              100
   Change in surplus in separate
      accounts                                  0              0           (29)             (29)
   Surplus effect of reinsurance
      transaction                               0              0          (296)            (296)
   Tax benefits on stock options
      exercised                                 0              0            13               13
                                           ------------------------------------------------------
Balance at March 31, 2002                  $2,500       $150,107       $98,217         $250,824
                                           ======================================================

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                   Statement of Cash Flow -- Statutory Basis
                       (Dollars in thousands)(Unaudited)
                   For the Three Months Ended March 31, 2002

OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance             $ 345,883
Net investment income                                                11,415
Life and accident and health claims                                 (19,573)
Surrender benefits and withdrawals for life contracts              (191,339)
Other benefits to policyholders                                     (11,816)
Commissions, other expenses and other taxes                         (74,987)
Net transfers to separate accounts                                  (28,050)
Federal income taxes paid                                           (26,150)
                                                                  ---------
   Net cash provided by operating activities                          5,383
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds                                                             57,452
   Mortgage loans on real estate                                      2,771
   Real Estate                                                          218
                                                                  ---------
                                                                     60,441
Cost of investments acquired:
   Bonds                                                           (135,180)
   Policy loans                                                        (362)
   Other invested assets                                               (282)
                                                                  ---------
                                                                   (135,824)
                                                                  ---------
Net cash used in investing activities                               (75,383)
FINANCING ACTIVITIES
Other cash provided:
   Deposits on deposit-type contracts and other liabilities
     without life or disability contingencies                           562
   Other sources                                                     50,729
                                                                  ---------
                                                                     51,291
Other cash applied:
   Withdrawals on deposit-type contracts and other
     liabilities without life or disability contingencies               351
   Other applications                                                14,477
                                                                  ---------
                                                                     14,828
                                                                  ---------
   Net cash provided by financing activities                         36,463
                                                                  ---------
Decrease in cash and short-term investments                         (33,537)
Cash and short-term investments at beginning of year                141,080
                                                                  ---------
Cash and short-term investments at end of period                  $ 107,543
                                                                  =========

0110-0237837

                   Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory Basis
                       (Dollars in thousands)(Unaudited)
                   For the Three Months Ended March 31, 2002

1.   BASIS OF PRESENTATION

     The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three month period ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ended December 31, 2002. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 2001.

0110-0237837

                                    PART II.
                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                REPRESENTATION PURSUANT TO SECTION 26(f) (2) (A)

         Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

                    STATEMENT WITH RESPECT TO INDEMNIFICATION

         Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          Ohio General Corporation Law

                    SECTION 1701.13 AUTHORITY OF CORPORATION

         (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

         (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

         (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions
(E)(1 ) and (2) of this section. Such determination shall be made as follows:

         (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

         (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

         (c)      By the shareholders;

         (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

         Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and
(2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

         (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

         (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

         (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

         (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

         (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1 ) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5),(6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5),(6), or
(7).

         (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           Second Amended Articles of Incorporation of Western Reserve

                                 ARTICLE EIGHTH

         EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

         (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

         (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 Amended Code of Regulations of Western Reserve

                                    ARTICLE V

         Indemnification of Directors and Officers

         Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

The facing sheet
The Prospectus, consisting of 86 pages
The undertaking to file reports
Representation Pursuant to Section 26(f)(2)(A)
The statement with respect to indemnification
The Rule 484 undertaking
The signatures

Written consent of the following persons:

         (a)      Sutherland Asbill & Brennan LLP
         (b)      Ernst & Young LLP
         (c)      Kenneth Turnquist
         (d)      Thomas E. Pierpan


The following exhibits:

1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:

         A. (1) Resolution of the Board of Directors of Western Reserve establishing the Separate Account *
                  (2) Not Applicable
                  (3)      (a)      Principal Underwriting Agreement *
                           (b)      Selected Broker Agreement *
                  (4) Not Applicable
                  (5)      (a)      Specimen Variable Adjustable Life Insurance
                                    Policy *
                           (b)      Amendatory Endorsement @
                  (6)      (a)      Second Amended Articles of Incorporation of
                                    Western Reserve **
                           (b)      Amended Code of Regulations (By-Laws) of
                                    Western Reserve **
                  (7) Not Applicable
                  (8)      (a)      Participation Agreement regarding BT
                                    Insurance Funds Trust ***
                           (b)(i)   Participation Agreement regarding Fidelity
                                    Variable Insurance Products Fund *****
                           (b)(ii)  Participation Agreement regarding Fidelity
                                    Variable Insurance Products Fund II *****
                           (b)(iii) Participation Agreement regarding Fidelity
                                    Variable Insurance Products Fund III *****
                           (c)      Participation Agreement regarding PIMCO
                                    Variable Insurance Trust *****
                           (c)(ii)  Second Amendment to Participation Agreement
                                    Between PIMCO Variable Insurance Trust,
                                    PIMCO Funds Distributors LLC, and Western
                                    Reserve Life Assurance Co. of Ohio
                           (d)      Participation Agreement regarding T. Rowe
                                    Price Equity Series, Inc. and T. Rowe Price
                                    International Series, Inc. *****
                           (e)      Participation Agreement regarding Janus
                                    Aspen Series *****
                           (f)      Participation Agreement regarding INVESCO
                                    Variable Investment Funds, Inc. ****
                           (g)      Participation Agreement regarding Universal
                                    Institutional Funds, Inc. @
                           (h)      Participation Agreement regarding Vanguard
                                    Variable Insurance Funds @@
                           (i)      Participation Agreement regarding Royce
                                    Capital Fund @@@
                           (j)      Participation Agreement regarding Rydex
                                    Variable Trust
                           (k)      Participation Agreement regarding Gateway
                                    Variable Insurance Trust
                           (l)      Participation Agreement regarding First
                                    Eagle SoGen Variable Funds, Inc.
                           (m)      Participation Agreement regarding Third
                                    Avenue Variable Insurance Trust
                           (n)      Participation Agreement regarding PBHG
                                    Insurance Series Fund
                  (9)  Not Applicable
                  (10) Application for Variable Adjustable Life Insurance
                  Policy *
                  (11) Memorandum describing issuance, transfer and redemption procedures ***

2. Opinion of Counsel as to the legality of the securities being registered *

3.       Not Applicable

4.       Not Applicable

5. Opinion and consent as to actuarial matters pertaining to the securities being registered

6.       Consent of Sutherland Asbill & Brennan LLP

7.       Consent of Ernst & Young LLP

8.(a)    Powers of Attorney ***

8.(b)    Power of attorney for Jerome C. Vahl ******

8.(c)    Power of attorney for Kevin Bachmann

8.(d)    Power of attorney for Brenda K. Clancy

8.(e)    Power of attorney for Michael W. Kirby

8.(f)    Power of attorney for Paul Reaburn

8.(g)    Power of attorney for Jerome C. Vahl

----------------------------------
* Incorporated herein by reference to the initial filing of this Form S-6 registration statement on June 25, 1998 (File No. 333-57681).

**       Incorporated herein by reference to Post-Effective Amendment No. 11 to
Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556).

***      Incorporated herein by reference to Pre-Effective Amendment No. 1 to
Form S-6 Registration Statement filed November 2, 1998 (File No. 333-57681)

****     Incorporated herein by reference to Post-Effective Amendment No. 4 to
Form S-6 registration statement filed November 10, 1999. (File No. 333-57681)

*****    Incorporated herein by reference to Post-Effective Amendment No. 3 to
Form S-6 registration statement filed September 23, 1999. (File No. 333-57681)

******   Incorporated herein by reference to Post-Effective Amendment No. 5 to
Form S-6 registration statement filed April 27, 2000. (File No. 333-57681)

@        Incorporated herein by reference to Post-Effective Amendment No. 6 to
Form S-6 registration statement filed November 1, 2000. (File No. 333-57681)

@@       Incorporated herein by reference to Post-Effective Amendment No. 8 to
Form S-6 registration statement filed November 28, 2001. (File No. 333-57681)

@@@      Incorporated herein by reference to Post-Effective Amendment No. 9 to
Form S-6 registration statement filed April 29, 2002. (File No. 333-57681)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, WRL Series Life Corporate Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of St. Petersburg, County of Pinellas, Florida on this 2nd day of July, 2002.

(SEAL)                                    WRL SERIES LIFE CORPORATE ACCOUNT
                                          --------------------------------------
                                                        Registrant

                                          WESTERN RESERVE LIFE ASSURANCE CO. OF
                                          OHIO
                                          --------------------------------------
                                                        Depositor

ATTEST

          /s/ PRISCILLA I. HECHLER                  By:     /s/ MICHAEL W. KIRBY
--------------------------------------------   --------------------------------------------
             Priscilla I. Hechler                             Michael W. Kirby
          Assistant Vice President                         Chairman of the Board
          and Assistant Secretary                      and Chief Executive Officer**

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                       TITLE                       DATE
                    ---------                                       -----                       ----
               /s/ MICHAEL W. KIRBY                       Chairman of the Board and         July 2, 2002
 ------------------------------------------------         Chief Executive Officer**
                 Michael W. Kirby

              /s/ ALLAN J. HAMILTON                       Vice President, Treasurer         July 2, 2002
 ------------------------------------------------               and Controller
                Allan J. Hamilton

                /s/ ALAN M. YAEGER                   Executive Vice President, Actuary &    July 2, 2002
 ------------------------------------------------          Chief Financial Officer*
                  Alan M. Yaeger

                /s/ JEROME C. VAHL                         Director and President**         July 2, 2002
 ------------------------------------------------
                  Jerome C. Vahl

                /s/ BRENDA CLANCY                       Director and Vice President**       July 2, 2002
 ------------------------------------------------
                  Brenda Clancy

                 /s/ PAUL REABURN                       Director and Vice President**       July 2, 2002
 ------------------------------------------------
                   Paul Reaburn

0110-0237837

                    SIGNATURE                                       TITLE                       DATE
                    ---------                                       -----                       ----


                /s/ KEVIN BACHMANN                       Director and Vice President        July 2, 2002
 ------------------------------------------------
                  Kevin Bachmann

            /s/ **PRISCILLA I. HECHLER
 ------------------------------------------------
         Signed by: Priscilla I. Hechler
               as Attorney-in-fact
---------
*Principal Financial Officer

0110-0237837

EXHIBITS LIST


1.A.(8)(c)(ii) Second Amendment to Participation Agreement Between PIMCO
               Variable Insurance Trust, PIMCO Funds Distributors LLC, and Western Reserve Life Assurance Co. of OHIO.

1.A.(8)(j) Participation Agreement regarding Rydex Variable Trust
1.A.(8)(k) Participation Agreement regarding Gateway Variable Insurance Trust 1.A.(8)(l) Participation Agreement regarding First Eagle SoGen Variable Funds,
           Inc.
1.A.(8)(m) Participation Agreement regarding Third Avenue Variable Series Trust 1.A.(8)(n) Participation Agreement regarding PBHG Insurance Series Fund
7. Consent of Ernst & Young LLP
8.(c)    Power of attorney for Kevin Bachmann
8.(d)    Power of attorney for Brenda K. Clancy
8.(e)    Power of attorney for Michael W. Kirby
8.(f)    Power of attorney for Paul Reaburn
8.(g)    Power of attorney for Jerome C. Vahl